UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Value Advantage Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 4.8%
76,153	@,L	APN News & Media Ltd.	$37,874	0.0
14,499		APN Outdoor Group Ltd.	71,960	0.1
5,981	L	ARB Corp. Ltd.	68,807	0.1
38,501		Ardent Leisure Group	67,389	0.1
51,463		Aristocrat Leisure Ltd.	405,965	0.4
19,750		Automotive Holdings Group Ltd.	61,932	0.1
7,900	L	Breville Group Ltd.	47,322	0.0
20,624		Burson Group Ltd.	72,801	0.1
6,292		Corporate Travel Management Ltd.	64,643	0.1
32,558		Crown Ltd.	310,628	0.3
5,425		Domino's Pizza Enterprises Ltd.	238,783	0.3
205,257		John Fairfax Holdings Ltd.	135,084	0.1
4,849	L	Flight Centre Ltd.	160,603	0.2
7,423		G.U.D. Holdings Ltd.	39,532	0.0
31,617		G8 Education Ltd.	91,297	0.1
8,368	L	Greencross Ltd.	47,979	0.0
51,371		Harvey Norman Holdings Ltd.	184,801	0.2
9,277		Invocare Ltd.	89,271	0.1
8,356	L	JB Hi-Fi Ltd.	150,888	0.2
22,853		Mantra Group Ltd.	79,364	0.1
70,880	L	Myer Holdings Ltd.	63,831	0.1
26,278		Navitas Ltd.	102,202	0.1
4,292		News Corp.	56,970	0.1
58,323		Nine Entertainment Co. Holdings Ltd.	69,731	0.1
81,089		Pacific Brands Ltd.	64,021	0.1
7,914		Premier Investments Ltd.	102,515	0.1
4,190		REA Group Ltd.	173,426	0.2
10,748	L	Retail Food Group Ltd.	42,429	0.0
84,330		Seven West Media Ltd.	66,536	0.1
12,803		Sky Network Television Ltd.	44,203	0.0
17,452		Skycity Entertainment Group Ltd.	60,517	0.1
58,305		Southern Cross Media Group Ltd.	49,638	0.0
67,115		Star Entertainment Grp Ltd./The	291,890	0.3
11,876	L	Super Retail Group Ltd.	77,815	0.1
71,046		Tabcorp Holdings Ltd.	232,972	0.3
125,565		Tattersall's Ltd.	363,794	0.4
21,087		Trade Me Ltd.	64,366	0.1
6,942		Village Roadshow Ltd.	27,524	0.0
			4,381,303	4.8

		Consumer Staples: 6.9%
32,624		Asaleo Care Ltd.	45,443	0.0
31,037	@,L	Australian Agricultural Co. Ltd.	30,881	0.0
13,124		Bega Cheese Ltd.	59,256	0.1
6,391		Bellamy's Australia Ltd.	50,641	0.1
1,086	L	Blackmores Ltd.	147,429	0.2
45,405		Coca-Cola Amatil Ltd.	307,455	0.3
21,378		Costa Group Holdings Ltd.	47,577	0.1
15,696		GrainCorp Ltd.	90,602	0.1
77,645		Metcash Ltd.	103,350	0.1
6,098		Select Harvests Ltd.	19,262	0.0
12,555		Tassal Group Ltd.	36,747	0.0
62,574		Treasury Wine Estates Ltd.	462,045	0.5
96,610		Wesfarmers Ltd.	3,066,467	3.4
109,245		Woolworths Ltd.	1,848,944	2.0
			6,316,099	6.9

		Energy: 3.9%
119,792		Beach Petroleum Ltd.	60,267	0.1
23,209		Caltex Australia Ltd.	605,317	0.7
43,099	@,L	Liquefied Natural Gas Ltd.	17,528	0.0
100,538		Oil Search Ltd.	523,542	0.6
149,878		Origin Energy Ltd.	583,725	0.6
136,601		Santos Ltd.	423,255	0.5
51,071	@	Whitehaven Coal Ltd.	25,607	0.0
60,906		Woodside Petroleum Ltd.	1,218,348	1.3
18,818		WorleyParsons Ltd.	77,732	0.1
			3,535,321	3.9

		Financials: 44.7%
23,793		Abacus Property Group	54,244	0.1
254,234		AMP Ltd.	1,126,906	1.2
16,640		ASX Ltd.	527,845	0.6
250,780		Australia & New Zealand Banking Group Ltd.	4,495,585	4.9
34,102		Aveo Group	87,449	0.1
32,303		Bank of Queensland Ltd.	299,505	0.3
38,500		Bendigo Bank Ltd.	261,282	0.3
14,111		BT Investment Management Ltd.	104,773	0.1
41,553		BWP Trust	108,799	0.1
48,486		Challenger Ltd.	311,149	0.3
72,917	@	Chapter Hall Units Contingent	–	–
28,381		Charter Hall Group	100,915	0.1
28,330		Charter Hall Retail REIT	99,570	0.1
146,740		Commonwealth Bank of Australia	8,412,446	9.2
27,665		Cover-More Group Ltd.	32,878	0.0
110,287		Cromwell Property Group	87,790	0.1
56,654	@	CYBG PLC	171,107	0.2
82,532		Dexus Property Group	501,185	0.6
23,595		FlexiGroup Ltd./Australia	44,755	0.1
24,786		Gateway Lifestyle	51,342	0.1
24,566		Genworth Mortgage Insurance Australia Ltd.	46,776	0.1
135,429		Goodman Group	692,618	0.8
154,275		GPT Group	590,605	0.7
15,539		Growthpoint Properties Australia Ltd.	37,375	0.0
51,631		Henderson Group PLC	193,345	0.2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
52,781		Investa Office Fund	$169,342	0.2
208,992		Insurance Australia Group Ltd.	892,581	1.0
22,703	L	IOOF Holdings Ltd.	153,825	0.2
45,587		Lend Lease Corp., Ltd.	483,955	0.5
29,251		Macquarie Group Ltd.	1,480,511	1.6
11,186		Magellan Financial Group Ltd.	193,651	0.2
236,722		Medibank Pvt Ltd.	530,923	0.6
313,910		Mirvac Group	465,117	0.5
226,616		National Australia Bank Ltd.	4,550,202	5.0
26,505		National Storage REIT	32,642	0.0
20,896		Ozforex Group Ltd.	32,231	0.0
4,059		Perpetual Ltd.	135,089	0.2
18,404		Platinum Asset Management Ltd.	89,478	0.1
117,325		QBE Insurance Group Ltd.	980,449	1.1
457,653		Scentre Group	1,557,851	1.7
62,017		Shopping Centres Australasia Property Group	108,749	0.1
63,448		Steadfast Group Ltd.	87,053	0.1
204,361		Stockland	668,586	0.7
110,591		Suncorp Group Ltd.	1,008,987	1.1
280,829		Vicinity Centres	686,355	0.8
164,316		Westfield Corp.	1,258,116	1.4
286,680		Westpac Banking Corp.	6,658,721	7.3
			40,664,658	44.7

		Health Care: 6.6%
13,213		Ansell Ltd.	174,641	0.2
31,873		Australian Pharmaceutical Industries Ltd.	47,685	0.1
4,861		Cochlear Ltd.	380,214	0.4
39,956		CSL Ltd.	3,105,030	3.4
11,654		Estia Health Ltd.	51,258	0.1
10,914		Fisher & Paykel Healthcare Corp. Ltd.	74,299	0.1
148,883		Healthscope Ltd.	302,948	0.3
21,484		Japara Healthcare Ltd.	50,362	0.1
61,921	@	Mayne Pharma Group Ltd.	71,373	0.1
19,604	@,L	Mesoblast Ltd.	38,353	0.0
38,293		Primary Health Care Ltd.	109,701	0.1
11,083		Ramsay Health Care Ltd.	520,373	0.6
11,506		Regis Healthcare Ltd.	44,206	0.0
51,626		ResMed, Inc.	293,681	0.3
94,196		Sigma Pharmaceuticals Ltd.	76,544	0.1
4,920		Sirtex Medical Ltd.	109,015	0.1
35,516		Sonic Healthcare Ltd.	509,361	0.6
6,925		Virtus Health Ltd.	33,163	0.0
			5,992,207	6.6

		Industrials: 8.1%
41,958		ALS Ltd.	128,234	0.1
83,839	@	Asciano Group	576,098	0.6
180,434		Aurizon Holdings Ltd.	548,289	0.6
27,414		Austal Ltd.	32,944	0.0
135,713		Brambles Ltd.	1,257,269	1.4
44,617		Broadspectrum Ltd.	40,473	0.0
8,661		CIMIC Group Ltd.	230,431	0.3
135,655		Cleanaway Waste Management Ltd.	79,904	0.1
4,072		Credit Corp. Group Ltd.	32,305	0.0
37,369		Downer EDI Ltd.	109,948	0.1
23,611		GWA Group Ltd.	40,873	0.1
7,707		IPH Ltd.	38,542	0.0
34,696		Macquarie Atlas Roads Group	127,576	0.1
6,733	L	McMillan Shakespeare Ltd.	64,296	0.1
13,601		Mineral Resources Ltd.	62,455	0.1
7,894	L	Monadelphous Group Ltd.	43,013	0.1
22,019		Programmed Maintenance Services Ltd.	24,961	0.0
177,271		Qantas Airways Ltd.	553,325	0.6
87,766	L	Qube Logistics Holdings Ltd.	158,645	0.2
26,691		Recall Holdings Ltd.	153,308	0.2
18,349		SAI Global Ltd.	53,009	0.1
29,576		Seek Ltd.	367,166	0.4
7,843		Seven Group Holdings Ltd.	32,780	0.0
94,405		Spotless Group Holdings Ltd.	91,413	0.1
190,496		Sydney Airport	975,819	1.1
174,966		Transurban Group - Stapled Security	1,519,830	1.7
231,429	@	Virgin Australia Holdings Ltd.	–	–
			7,342,906	8.1

		Information Technology: 1.1%
13,593	@	Aconex Ltd.	65,358	0.1
9,658		Altium Ltd.	43,631	0.0
19,020	L	carsales.com Ltd.	171,235	0.2
43,769		Computershare Ltd.	327,592	0.4
11,012		Iress Market Technology Ltd.	97,736	0.1
17,436		iSentia Group Ltd.	46,331	0.0
15,155	@	Link Administration Holdings Ltd.	87,619	0.1
19,844		MYOB Group Ltd.	49,706	0.1
17,413		Technology One Ltd.	63,596	0.1
			952,804	1.1

		Materials: 12.5%
38,216		Adelaide Brighton Ltd.	148,331	0.2
212,510		Alumina Ltd.	211,405	0.2
99,550		Amcor Ltd.	1,093,162	1.2
275,847		BHP Billiton Ltd.	3,564,432	3.9
48,585		BlueScope Steel Ltd.	229,769	0.2
63,917		Boral Ltd.	302,331	0.3
6,416		Brickworks Ltd.	77,853	0.1
44,362		CSR Ltd.	111,924	0.1
32,758		DuluxGroup Ltd.	157,444	0.2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
85,306		Evolution Mining Ltd.	$98,145	0.1
14,834		Fletcher Building Ltd.	80,055	0.1
146,241		Fortescue Metals Group Ltd.	284,492	0.3
35,972		Iluka Resources Ltd.	180,360	0.2
144,030		Incitec Pivot Ltd.	351,519	0.4
35,097	L	Independence Group NL	75,860	0.1
38,112		James Hardie Industries SE	521,762	0.6
65,614	@	Newcrest Mining Ltd.	849,107	0.9
51,592		Northern Star Resources Ltd	134,575	0.1
15,377		Nufarm Ltd.	88,315	0.1
31,650		Orica Ltd.	372,266	0.4
103,722		Orora Ltd.	198,539	0.2
27,045		OZ Minerals Ltd.	103,557	0.1
14,851		Pact Group Holdings Ltd.	56,773	0.1
42,297		Regis Resources Ltd.	78,415	0.1
36,462		Rio Tinto Ltd.	1,187,249	1.3
13,578		Sandfire Resources NL	59,244	0.1
14,292		Sims Group Ltd.	94,554	0.1
457,391		South32 Ltd. - AUD	513,259	0.6
40,399	@	St Barbara Ltd.	61,565	0.1
16,373	@	Syrah Resources Ltd.	50,866	0.1
23,001		Western Areas Ltd	36,232	0.0
			11,373,360	12.5

		Telecommunication Services: 5.3%
19,924		Telecom Corp. of New Zealand Ltd.	50,223	0.0
1,050,861		Telstra Corp., Ltd.	4,288,525	4.7
26,837		TPG Telecom Ltd.	233,204	0.3
45,606		Vocus Communications Ltd.	290,935	0.3
			4,862,887	5.3

		Utilities: 2.4%
57,869		AGL Energy Ltd.	814,751	0.9
95,784		APA Group	646,011	0.7
145,519		AusNet Services	166,133	0.2
214,322		DUET Group	368,005	0.4
131,956		Spark Infrastructure Group	209,367	0.2
			2,204,267	2.4

	Total Common Stock
	(Cost $99,587,243)		87,625,812	96.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 2.0%
829,083	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $829,090, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $845,665, due 05/15/17-11/15/45)	$829,083	0.9
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/44)	1,000,000	1.1
		1,829,083	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
651,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $651,000)	651,000	0.7

	Total Short-Term Investments
	(Cost $2,480,083)	2,480,083	2.7

	Total Investments in Securities (Cost $102,067,326)	$90,105,895	99.0
	Assets in Excess of Other Liabilities	935,333	1.0
	Net Assets	$91,041,228	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $106,406,508.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,156,323
Gross Unrealized Depreciation	(22,456,936)

Net Unrealized Depreciation	$(16,300,613)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$4,381,303	$–	$4,381,303
Consumer Staples	–	6,316,099	–	6,316,099
Energy	–	3,535,321	–	3,535,321
Financials	171,107	40,493,551	–	40,664,658
Health Care	–	5,992,207	–	5,992,207
Industrials	–	7,342,906	–	7,342,906
Information Technology	–	952,804	–	952,804
Materials	–	11,373,360	–	11,373,360
Telecommunication Services	–	4,862,887	–	4,862,887
Utilities	–	2,204,267	–	2,204,267
Total Common Stock	171,107	87,454,705	–	87,625,812
Short-Term Investments	651,000	1,829,083	–	2,480,083
Total Investments, at fair value	$822,107	$89,283,788	$–	$90,105,895
Other Financial Instruments+
Forward Foreign Currency Contracts	–	20,016	–	20,016
Total Assets	$822,107	$89,303,804	$–	$90,125,911
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,121)	$–	$(2,121)
Futures	(45,891)	–	–	(45,891)
Total Liabilities	$(45,891)	$(2,121)	$–	$(48,012)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Australian Dollar	800,000	Buy	06/15/16	$598,585	$611,158	$12,573
JPMorgan Chase & Co.	Australian Dollar	1,400,000	Buy	06/15/16	1,062,082	1,069,525	7,443
							$20,016

JPMorgan Chase & Co.	Australian Dollar	600,000	Sell	06/15/16	$456,247	$458,368	$(2,121)
							$(2,121)

At March 31, 2016, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	24	06/16/16	$2,329,999	$(45,891)
			$2,329,999	$(45,891)

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$20,016
Total Asset Derivatives		$20,016

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,121
Equity contracts	Futures contracts	45,891
Total Liability Derivatives		$48,012

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Bank of America	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$12,573	$7,443	$20,016
Total Assets	$12,573	$7,443	$20,016

Liabilities:
Forward foreign currency contracts	$-	$2,121	$2,121
Total Liabilities	$-	$2,121	$2,121

Net OTC derivative instruments by counterparty, at fair value	$12,573	$5,322	$17,895

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$12,573	$5,322	$17,895

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Consumer Discretionary: 9.5%
1,430,000	@,L	Alibaba Pictures Group Ltd.	$326,569	0.1
140,000		Anta Sports Products Ltd.	308,202	0.1
32,518		Arcelik A/S	221,095	0.0
2,991,700		Astra International Tbk PT	1,635,285	0.3
226,900		Astro Malaysia Holdings Bhd	173,855	0.0
13,600	@	B2W Cia Digital	53,898	0.0
12,687		Bajaj Auto Ltd.	460,997	0.1
105,600		BEC World PCL	84,645	0.0
701,000		Belle International Holdings Ltd.	406,359	0.1
13,920		Bharat Forge Ltd.	183,467	0.0
1,150		Bosch Ltd.	361,076	0.1
456,000		Brilliance China Automotive Holdings Ltd.	472,475	0.1
97,000	@	Byd Co., Ltd.	558,310	0.1
3,462	L	CCC SA	148,056	0.0
10,503		Cheil Communications, Inc.	156,273	0.0
235,650		Cheng Shin Rubber Industry Co. Ltd.	473,655	0.1
125,100		Chongqing Changan Automobile Co. Ltd.	234,320	0.0
2,153		CJ E&M Corp.	120,205	0.0
19,590	@	Ctrip.com International Ltd. ADR	867,053	0.2
25,473		Cyfrowy Polsat SA	165,576	0.0
388,000		Dongfeng Motor Group Co., Ltd.	485,231	0.1
26,889		Eclat Textile Co. Ltd	354,276	0.1
25,200	@	El Puerto de Liverpool SAB de CV	297,739	0.1
37,500		Estacio Participacoes SA	122,440	0.0
41,350		Feng TAY Enterprise Co., Ltd.	219,686	0.0
3,107	@	Folli Follie Group	60,930	0.0
9,890		Ford Otomotiv Sanayi A/S	130,387	0.0
33,178		Foschini Group Ltd.	317,404	0.1
825,000		Geely Automobile Holdings Ltd.	409,184	0.1
338,800		Genting Bhd	851,189	0.2
438,500		Genting Malaysia Bhd	510,156	0.1
43,000		Giant Manufacturing Co., Ltd.	248,514	0.0
801,700		Global Mediacom Tbk PT	72,816	0.0
1,891,000		GOME Electrical Appliances Holdings Ltd.	273,103	0.1
432,500		Great Wall Motor Co. Ltd.	351,214	0.1
314,700		Grupo Televisa S.A.	1,730,043	0.3
9,230		Grupo Televisa SAB ADR	253,456	0.1
314,000		Guangzhou Automobile Group Co. Ltd.	326,581	0.1
187,000		Haier Electronics Group Co. Ltd.	326,021	0.1
10,914		Hankook Tire Co. Ltd.	519,137	0.1
27,366		Hanon Systems Corp.	220,472	0.0
1,387		Hanssem Co. Ltd.	270,946	0.1
6,931		Hero Motocorp Ltd.	308,250	0.1
333,451		Home Product Center PCL	78,156	0.0
38,000		Hotai Motor Co. Ltd.	417,817	0.1
4,453		Hotel Shilla Co. Ltd.	259,234	0.0
2,147		Hyundai Department Store Co. Ltd.	258,294	0.0
9,959		Hyundai Mobis	2,169,845	0.4
22,401		Hyundai Motor Co.	2,989,559	0.6
2,111		Hyundai Wia Corp.	193,946	0.0
27,240	L	Imperial Holdings Ltd.	277,532	0.1
24,407	@	JD.com, Inc. ADR	646,785	0.1
64,030		Jollibee Foods Corp.	315,596	0.1
14,769		Jumbo SA	199,522	0.0
17,690		Kangwon Land, Inc.	632,385	0.1
38,782		Kia Motors Corp.	1,638,192	0.3
213,004		Kroton Educacional SA	680,068	0.1
15,614		LG Electronics, Inc.	841,739	0.2
98,000		Lojas Renner SA	568,543	0.1
1,519		Lotte Shopping Co. Ltd.	333,611	0.1
199		LPP SA	292,937	0.1
25,057		Mahindra & Mahindra Ltd.	457,887	0.1
27,518		Mahindra & Mahindra Ltd. GDR	493,354	0.1
14,615		Maruti Suzuki India Ltd.	820,452	0.2
336,600		Matahari Department Store Tbk PT	465,776	0.1
663,000		Media Nusantara Citra Tbk PT	108,917	0.0
23,850		Merida Industry Co. Ltd.	105,503	0.0
248,000		Minor International PCL	260,351	0.1
47,095		Motherson Sumi Systems Ltd.	189,515	0.0
37,043		Mr Price Group Ltd.	444,692	0.1
57,283		Naspers Ltd.	7,985,236	1.5
9,306		New Oriental Education & Technology Group ADR	321,894	0.1
34,420		OPAP S.A.	240,982	0.0
3,062		Paradise Co. Ltd	38,821	0.0
338,000		POU Chen Corp.	430,475	0.1
3,680	@	Qunar Cayman Islands Ltd. ADR	146,096	0.0
53,081		Ruentex Industries Ltd.	87,436	0.0
69,263		SACI Falabella	483,724	0.1
81,000		Shenzhou International Group Holdings Ltd.	441,249	0.1
926		Shinsegae Co., Ltd.	164,507	0.0
417,311		Steinhoff International Holdings NV	2,734,391	0.5
777,600		Surya Citra Media Tbk PT	183,943	0.0
2,201	@	TAL Education Group ADR	109,346	0.0
59,380		Tata Motors Ltd.	346,071	0.1
13,404	@	Tata Motors Ltd. ADR	389,386	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
39,842		Tata Motors Ltd. DVR	$173,457	0.0
17,791		Tofas Turk Otomobil Fabrikasi AS	144,314	0.0
66,652	L	Truworths International Ltd.	442,748	0.1
14,297		Tsogo Sun Holdings Ltd.	22,851	0.0
66,500		UMW Holdings Bhd	116,969	0.0
28,253	@	Vipshop Holdings Ltd. ADR	363,899	0.1
144,817		Woolworths Holdings Ltd./South Africa	878,437	0.2
8,068		Coway Co., Ltd.	679,542	0.1
87,000		Yulon Motor Co., Ltd.	84,552	0.0
86,729		Zee Telefilms Ltd.	506,625	0.1
			49,727,705	9.5

		Consumer Staples: 8.2%
19,631		Ambev SA ADR	101,689	0.0
655,400		AMBEV SA	3,419,494	0.7
4,673		Amorepacific Corp.	1,580,273	0.3
4,200		Amorepacific Group	537,939	0.1
30,536		Anadolu Efes Biracilik Ve Malt Sanayii AS	232,371	0.1
59,000		Arca Continental SAB de CV	409,551	0.1
45,900		Astra Agro Lestari Tbk PT	62,948	0.0
1,246		BGF retail Co. Ltd.	178,693	0.0
31,987		BIM Birlesik Magazalar AS	693,571	0.1
86,500		BRF - Brasil Foods SA	1,235,800	0.2
9,714		BRF SA ADR	138,133	0.0
20,900		British American Tobacco Malaysia Bhd	289,488	0.1
180,113		Cencosud SA	454,275	0.1
480,000		Charoen Pokphand Foods PCL	332,761	0.1
1,050,000		Charoen Pokphand Indonesia Tbk PT	284,069	0.1
520,000	L	China Huishan Dairy Holdings Co. Ltd	195,798	0.0
401,000		China Mengniu Diary Co., Ltd.	638,619	0.1
162,000		China Resources Enterprise	301,749	0.1
24,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	341,738	0.1
21,494		Cia Cervecerias Unidas SA	242,209	0.0
1,148		CJ CheilJedang Corp.	349,208	0.1
69,900		Coca-Cola Femsa SAB de CV	580,937	0.1
8,368	@	Coca-Cola Icecek AS	122,051	0.0
654,500		CP ALL PCL	850,085	0.2
73,987		Dabur India Ltd.	279,137	0.1
4,878		Dongsuh Cos, Inc.	137,235	0.0
3,096		E-Mart Co. Ltd.	475,435	0.1
32,820		Embotelladora Andina SA	107,754	0.0
12,571		Eurocash SA	179,543	0.0
1,217		Fomento Economico Mexicano SAB de CV ADR	117,209	0.0
249,500		Fomento Economico Mexicano SAB de CV UBD	2,404,722	0.5
1,288		GlaxoSmithKline Consumer Healthcare Ltd	117,458	0.0
17,927		Godrej Consumer Products Ltd.	373,979	0.1
29,300		Gruma SA de CV	464,655	0.1
243,400	@	Grupo Bimbo SAB de CV	720,036	0.1
54,100		Grupo Comercial Chedraui, S.A. de C.V.	171,908	0.0
93,100		Grupo Lala SAB de CV	253,050	0.1
2,911		GS Retail Co. Ltd.	120,077	0.0
75,700		Gudang Garam Tbk PT	372,639	0.1
108,500		Hengan International Group Co., Ltd.	945,020	0.2
110,286		Hindustan Lever Ltd.	1,447,573	0.3
53,700		HM Sampoerna Tbk PT	398,278	0.1
54,200		Hypermarcas SA	422,367	0.1
163,600		Indofood CBP Sukses Makmur TBK PT	187,214	0.0
645,100		Indofood Sukses Makmur Tbk PT	351,458	0.1
438,700		IOI Corp. Bhd	514,083	0.1
327,008		ITC Ltd.	1,620,199	0.3
92,100		JBS SA	280,220	0.1
226,500		Kimberly-Clark de Mexico SA de CV	547,203	0.1
16,030		KT&G Corp.	1,543,529	0.3
67,800		Kuala Lumpur Kepong BHD	416,987	0.1
1,382		LG Household & Health Care Ltd.	1,142,717	0.2
63		Lotte Chilsung Beverage Co., Ltd.	100,225	0.0
101		Lotte Confectionery Co. Ltd.	226,800	0.0
3,600		M Dias Branco SA	68,072	0.0
38,170		Magnit PJSC GDR	1,522,781	0.3
61,977		Marico Ltd.	228,602	0.1
14,287		Massmart Holdings Ltd.	122,433	0.0
26,300		Natura Cosmeticos S.A.	195,514	0.0
3,473		Nestle India Ltd.	301,865	0.1
542		Orion Corp.	433,543	0.1
119		Ottogi Corp.	94,501	0.0
25,107		Pick n Pay Stores Ltd.	119,306	0.0
16,502		Pioneer Foods Group Ltd.	155,427	0.0
78,200		PPB Group Bhd	334,602	0.1
87,000		President Chain Store Corp.	633,600	0.1
33,400		Raia Drogasil SA	484,607	0.1
67,055	L	Shoprite Holdings Ltd.	787,088	0.2
25,135		Spar Group Ltd.	338,794	0.1
57,692		Standard Foods Corp.	143,087	0.0
311,500		Sun Art Retail Group Ltd.	220,879	0.0
314,800		Thai Union Group PCL-F	186,985	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
24,916		Tiger Brands Ltd.	$548,052	0.1
280,000		Tingyi Cayman Islands Holding Corp.	312,846	0.1
42,000		Tsingtao Brewery Co., Ltd.	159,861	0.0
21,383	@	Ulker Biskuvi Sanayi AS	158,566	0.0
223,600		Unilever Indonesia Tbk PT	723,398	0.1
696,209		Uni-President Enterprises Corp.	1,222,586	0.2
6,888		United Breweries Ltd.	86,032	0.0
8,925	@	United Spirits Ltd.	336,675	0.1
127,410		Universal Robina Corp.	599,907	0.1
759,800		Wal-Mart de Mexico SAB de CV	1,798,666	0.3
862,000	L	Want Want China Holdings Ltd.	639,180	0.1
			42,969,614	8.2

		Energy: 7.2%
1,358,700		Adaro Energy Tbk PT	65,988	0.0
128,400	L	Banpu PCL	60,788	0.0
16,672		Bharat Petroleum Corp. Ltd.	227,605	0.0
73,269		Cairn India Ltd.	170,141	0.0
446,000	L	China Coal Energy Co. - Class H	185,041	0.0
284,000		China Oilfield Services Ltd.	222,513	0.0
3,695,600		China Petroleum & Chemical Corp.	2,400,668	0.5
495,000		China Shenhua Energy Co., Ltd.	778,826	0.2
2,586,000		CNOOC Ltd.	3,017,980	0.6
97,392		Coal India Ltd.	429,211	0.1
15,000		Cosan SA Industria e Comercio	130,908	0.0
695,379		Ecopetrol SA	303,597	0.1
67,520		Empresas COPEC SA	646,384	0.1
146,900		Energy Absolute PCL-Foreign	93,004	0.0
15,595		Exxaro Resources Ltd.	75,798	0.0
166,000		Formosa Petrochemical Corp.	476,966	0.1
71,000		Formosa Taffeta Co., Ltd.	69,407	0.0
102,618		Gazprom PAO ADR	442,284	0.1
1,507,673		Gazprom PAO	3,313,371	0.6
8,593	@	Grupa Lotos SA	64,094	0.0
7,730		GS Holdings Corp.	399,413	0.1
1,637,400		IRPC PCL	234,692	0.1
470,000		Kunlun Energy Co. Ltd.	408,892	0.1
58,768		Lukoil OAO	2,291,573	0.4
15,584		Lukoil PJSC ADR	602,322	0.1
5,511		MOL Hungarian Oil & Gas PLC	331,264	0.1
13,586		NovaTek OAO GDR	1,218,009	0.2
119,402		Oil & Natural Gas Corp., Ltd.	385,882	0.1
3,086,000		PetroChina Co., Ltd.	2,042,483	0.4
15,067	@	Petroleo Brasileiro SA ADR	68,253	0.0
431,600	@	Petroleo Brasileiro SA	1,272,360	0.2
39,000		Petronas Dagangan BHD	240,907	0.1
48,879	L	Polski Koncern Naftowy Orlen	966,889	0.2
271,311		Polskie Gornictwo Naftowe I Gazownictwo SA	386,225	0.1
210,100		PTT Exploration & Production PCL	418,875	0.1
147,000		PTT PCL	1,167,676	0.2
29,194		Qatar Gas Transport Co. Ltd.	190,820	0.0
46,466		Reliance Industries Ltd.	733,299	0.1
71,511		Reliance Industries Ltd. GDR	2,191,812	0.4
168,836		Rosneft OAO	766,310	0.2
528,000		Sapurakencana Petroleum Bhd	251,647	0.1
79,346	L	Sasol Ltd.	2,354,549	0.5
9,393		SK Innovation Co. Ltd.	1,415,666	0.3
6,609		S-Oil Corp.	566,705	0.1
1,044,951		Surgutneftegas OAO	617,192	0.1
205,375		Tatneft OAO	1,102,791	0.2
116,200		Thai Oil PCL	228,344	0.0
19,332		Tupras Turkiye Petrol Rafine	544,499	0.1
54,900		Ultrapar Participacoes SA	1,062,989	0.2
294,000	L	Yanzhou Coal Mining Co., Ltd.	153,473	0.0
			37,790,385	7.2

		Financials: 26.0%
277,769		Abu Dhabi Commercial Bank PJSC	506,430	0.1
265,182	@,L	African Bank Investments Ltd.	–	–
3,392,000		Agricultural Bank of China Ltd.	1,220,306	0.2
325,989		Akbank TAS	928,543	0.2
454,753		Aldar Properties PJSC	340,296	0.1
7,260	@	Alior Bank SA	126,182	0.0
137,900		Alliance Financial Group Bhd	146,773	0.0
200,468	@	Alpha Bank AE	441,909	0.1
278,400		AMMB Holdings Bhd	328,189	0.1
77,386		Axis Bank Ltd.	518,869	0.1
32,490		Ayala Corp.	529,271	0.1
1,083,700		Ayala Land, Inc.	829,311	0.2
32,604	L	Banco Bradesco SA ADR	242,900	0.0
109,100		Banco Bradesco SA	917,852	0.2
3,164,267		Banco de Chile	340,280	0.1
4,362		Banco de Credito e Inversiones	176,362	0.0
126,400		Banco do Brasil S.A.	686,198	0.1
58,800		Banco Santander Brasil S.A.	276,531	0.1
9,514,853		Banco Santander Chile S.A.	462,605	0.1
16,915		BanColombia SA ADR	578,155	0.1
36,300		Bangkok Bank PCL - Foreign Reg	187,511	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,823,900		Bank Central Asia Tbk PT	$1,828,600	0.4
387,600		Bank Danamon Indonesia Tbk PT	111,050	0.0
2,669	@	Bank Handlowy w Warszawie	64,671	0.0
1,399,000		Bank Mandiri Persero TBK PT	1,086,202	0.2
85,604		Bank Millennium SA	133,756	0.0
11,535,000		Bank of China Ltd.	4,788,943	0.9
1,280,000		Bank of Communications Co., Ltd.	842,201	0.2
117,920		Bank of the Philippine Islands	222,834	0.0
19,400		Bank Pekao S.A.	855,311	0.2
1,642,100		Bank Rakyat Indonesia	1,413,102	0.3
4,918	@	Bank Zachodni WBK SA	403,795	0.1
48,013	L	Barclays Africa Group Ltd.	485,001	0.1
14,905		Barwa Real Estate Co.	148,114	0.0
101,400		BB Seguridade Participacoes SA	834,742	0.2
234,010		BDO Unibank, Inc.	519,678	0.1
254,300		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,082,083	0.2
1,122,200		Bank Negara Indonesia Persero Tbk PT	439,934	0.1
76,400		BR Malls Participacoes S.A.	311,494	0.1
51,380	@,L	Brait SE	580,736	0.1
2,300		BRE Bank SA	209,095	0.0
36,825		BNK Financial Group, Inc.	312,308	0.1
1,119,100		Bumi Serpong Damai PT	154,773	0.0
5,164	L	Capitec Bank Holdings Ltd.	199,927	0.0
1,191,611		Cathay Financial Holding Co., Ltd.	1,425,680	0.3
191,500		Central Pattana PCL	279,776	0.1
35,745		CETIP SA - Balcao Organizado de Ativos e Derivativos	398,641	0.1
145,128		Chailease Holding Co. Ltd.	252,791	0.1
695,559		Chang Hwa Commercial Bank	356,596	0.1
1,233,000		China Cinda Asset Management Co. Ltd.	432,752	0.1
1,194,000		China Citic Bank	731,860	0.1
12,149,000		China Construction Bank	7,777,238	1.5
2,051,000		China Development Financial Holding Corp.	547,957	0.1
439,000		China Everbright Bank Co. Ltd.	213,409	0.0
140,000		China Everbright Ltd.	293,483	0.1
495,500		China Galaxy Securities Co. Ltd.	482,593	0.1
504,000		China Jinmao Holdings Group Ltd	140,215	0.0
1,097,000		China Life Insurance Co., Ltd.	2,695,603	0.5
472,273		China Life Insurance Co., Ltd. (TWD)	363,502	0.1
668,380		China Merchants Bank Co., Ltd.	1,406,617	0.3
845,000		China Minsheng Banking Corp. Ltd.	789,395	0.2
580,000		China Overseas Land & Investment Ltd.	1,836,961	0.4
387,200		China Pacific Insurance Group Co., Ltd.	1,454,113	0.3
408,444		China Resources Land Ltd.	1,047,904	0.2
228,828	@	China Taiping Insurance Holdings Co., Ltd.	503,981	0.1
193,600		China Vanke Co. Ltd.	475,082	0.1
2,247,676		CTBC Financial Holding Co. Ltd.	1,186,918	0.2
359,000		Chongqing Rural Commercial Bank Co. Ltd.	190,048	0.0
769,100		CIMB Group Holdings Bhd	955,982	0.2
319,500		CITIC Securities Co. Ltd.	749,561	0.1
21,551		Commercial Bank of Qatar	246,451	0.0
159,294		Commercial International Bank	688,484	0.1
153,300	@	Compartamos SAB de CV	302,569	0.1
36,296	L	Coronation Fund Managers Ltd	180,105	0.0
6,104	@	Corp Financiera Colombiana SA - CORFICO	78,118	0.0
13,258		Corp Financiera Colombiana SA - DACORFI	169,674	0.0
19,465,967		Corpbanca	178,009	0.0
773,133		Country Garden Holdings Co. Ltd.	307,312	0.1
9,856		Credicorp Ltd.	1,291,235	0.2
25,786		Daewoo Securities Co., Ltd.	186,540	0.0
83,200	#	Dalian Wanda Commercial Properties Co. Ltd.	493,022	0.1
25,065		DGB Financial Group, Inc.	195,103	0.0
52,156	L	Discovery Holdings Ltd.	428,762	0.1
14,247		Doha Bank QSC	145,301	0.0
6,505		Dongbu Insurance Co., Ltd.	432,636	0.1
198,272		Dubai Financial Market	73,387	0.0
146,545		Dubai Islamic Bank PJSC	236,547	0.0
1,070,551		E.Sun Financial Holding Co., Ltd.	598,665	0.1
251,241	@	Emaar Malls Group PJSC	196,860	0.0
542,491		Emaar Properties PJSC	889,329	0.2
299,979		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	305,297	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
274,366	@	Eurobank Ergasias SA	$239,707	0.0
643,000		Evergrande Real Estate Group Ltd.	496,455	0.1
113,705		Ezdan Holding Group QSC	567,867	0.1
226,000		Far East Horizon Ltd.	174,109	0.0
355,300		Fibra Uno Administracion SA de CV	826,497	0.2
1,301,927		First Financial Holding Co., Ltd.	643,036	0.1
136,484		First Gulf Bank PJSC	436,615	0.1
473,683	L	FirstRand Ltd.	1,546,871	0.3
103,175		Fortress Income Fund Ltd.	250,483	0.0
141,668		Fortress Income Fund Ltd. - A	150,529	0.0
974,000		Fubon Financial Holding Co., Ltd.	1,240,579	0.2
170,800	@	GF Securities Co. Ltd.	416,278	0.1
340,412	L	Growthpoint Properties Ltd.	566,429	0.1
471,523		Grupo Aval Acciones y Valores	183,863	0.0
33,901		Grupo de Inversiones Suramericana SA	445,157	0.1
359,000		Grupo Financiero Banorte	2,034,461	0.4
337,600		Grupo Financiero Inbursa SA	675,702	0.1
260,700		Grupo Financiero Santander Mexico SAB de CV	472,748	0.1
11,130		GT Capital Holdings, Inc.	335,703	0.1
162,000		Guangzhou R&F Properties Co., Ltd.	232,133	0.0
140,639		Haci Omer Sabanci Holding AS	486,602	0.1
466,400		Haitong Securities Co. Ltd.	797,351	0.2
43,517		Hana Financial Group, Inc.	944,180	0.2
32,495		Hanwha Life Insurance Co. Ltd.	190,455	0.0
84,300		Highwealth Construction Corp.	123,140	0.0
103,372		Hong Leong Bank Bhd	357,940	0.1
32,392		Hong Leong Financial Group Bhd	128,829	0.0
220,171		Housing Development Finance Corp.	3,674,018	0.7
913,902		Hua Nan Financial Holdings Co. Ltd.	454,280	0.1
173,000	#,@	Huatai Securities Co. Ltd.	411,051	0.1
30,806		Hyprop Investments Ltd.	244,779	0.0
9,935		Hyundai Marine & Fire Insurance Co., Ltd.	288,577	0.1
27,974		ICICI Bank Ltd. ADR	200,294	0.0
105,968		ICICI Bank Ltd.	380,687	0.1
40,791		Indiabulls Housing Finance Ltd.	400,118	0.1
10,657,000		Industrial & Commercial Bank of China	5,969,773	1.1
41,576		Industrial Bank Of Korea	445,374	0.1
37,856		Investec Ltd.	281,515	0.1
163,532		IOI Properties Group Bhd	96,785	0.0
38,278		Itau Unibanco Holding S.A. ADR	328,808	0.1
3,900		Kasikornbank PCL	19,119	0.0
252,700		Kasikornbank PCL - Foreign	1,256,745	0.2
56,815		KB Financial Group, Inc.	1,577,595	0.3
2,296		Komercni Banka AS	506,753	0.1
5,798		Korea Investment Holdings Co., Ltd.	223,025	0.0
534,100		Krung Thai Bank PCL	283,595	0.1
17,744	@	Liberty Holdings Ltd.	173,753	0.0
40,058		LIC Housing Finance Ltd.	298,274	0.1
3,000,300		Lippo Karawaci Tbk PT	236,285	0.0
222,000		Longfor Properties Co., Ltd.	315,823	0.1
32,009		Mahindra & Mahindra Financial Services Ltd.	117,945	0.0
708,700		Malayan Banking BHD	1,637,963	0.3
56,467		Masraf Al Rayan	553,391	0.1
1,578,826		Mega Financial Holdings Co., Ltd.	1,122,947	0.2
1,690,000		Megaworld Corp.	152,343	0.0
1,934,000		Metro Pacific Investments Corp.	246,825	0.0
21,310		Metropolitan Bank & Trust Company	38,153	0.0
8,351		Mirae Asset Securities Co., Ltd.	170,666	0.0
160,562	L	MMI Holdings Ltd.	270,062	0.1
165,705	@	Moscow Exchange MICEX-RTS PJ	258,880	0.1
13,000		Multiplan Empreendimentos Imobiliarios SA	194,694	0.0
90,155		National Bank of Abu Dhabi PJSC	214,599	0.0
797,893	@	National Bank of Greece SA	223,308	0.0
29,252	L	Nedbank Group Ltd.	383,854	0.1
107,000		New China Life Insurance Co. Ltd.	378,188	0.1
30,204		New Europe Property Investments PLC	384,246	0.1
412,000		New World China Land Ltd.	419,864	0.1
17,443		NH Investment & Securities Co., Ltd	151,590	0.0
33,496		OTP Bank Nyrt	840,333	0.2
879,000		People's Insurance Co. Group of China Ltd.	373,247	0.1
571,496		PICC Property & Casualty Co., Ltd.	1,052,277	0.2
756,500		Ping An Insurance Group Co. of China Ltd.	3,630,275	0.7
975,975	@	Piraeus Bank SA	248,492	0.0
15,800		Porto Seguro SA	119,434	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
27,009		Power Finance Corp. Ltd.	$69,845	0.0
129,664		Powszechna Kasa Oszczednosci Bank Polski S.A.	964,446	0.2
11,985		PSG Group Ltd.	162,580	0.0
374,600		Public Bank BHD	1,802,395	0.3
81,606		Powszechny Zaklad Ubezpieczen SA	776,625	0.2
15,395		Qatar Insurance Co. SAQ	350,477	0.1
8,615		Qatar Islamic Bank SAQ	245,127	0.0
31,348		Qatar National Bank	1,211,820	0.2
94,236	L	Rand Merchant Investment Holdings Ltd.	265,190	0.1
620,609		Redefine Properties Ltd.	501,898	0.1
69,352		Remgro Ltd.	1,174,055	0.2
38,103		Resilient REIT Ltd.	349,668	0.1
77,500		RHB Capital Bhd	117,187	0.0
104,284	L	RMB Holdings Ltd.	431,826	0.1
142,700		Robinsons Land Corp.	86,565	0.0
102,360		Ruentex Development Co. Ltd.	129,543	0.0
30,195		Rural Electrification Corp. Ltd.	75,736	0.0
5,699		Samsung Card Co.	187,693	0.0
5,180		Samsung Fire & Marine Insurance Co. Ltd.	1,337,821	0.3
11,592		Samsung Life Insurance Co. Ltd.	1,192,535	0.2
8,323		Samsung Securities Co. Ltd.	290,904	0.1
248,871	L	Sanlam Ltd.	1,153,014	0.2
116,275		Sberbank PAO ADR	806,948	0.2
1,075,042		Sberbank PAO	1,756,548	0.3
72,300	@	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	241,193	0.1
202,000		Shimao Property Holdings Ltd.	299,553	0.1
1,271,860		Shin Kong Financial Holding Co., Ltd.	255,320	0.1
61,966		Shinhan Financial Group Co., Ltd.	2,181,193	0.4
22,558		Shriram Transport Finance Co. Ltd.	324,587	0.1
487,000		Shui On Land Ltd.	131,486	0.0
227,000		Siam Commercial Bank PCL	908,470	0.2
528,500		Sino-Ocean Land Holdings Ltd.	250,450	0.0
1,466,226		SinoPac Financial Holdings Co., Ltd.	453,279	0.1
1,268,400		SM Prime Holdings, Inc.	605,000	0.1
225,500		Soho China Ltd.	107,886	0.0
173,506	L	Standard Bank Group Ltd.	1,552,520	0.3
104,813		State Bank of India	307,324	0.1
11,928		State Bank of India Ltd. GDR	349,920	0.1
23,200		Sul America SA	103,429	0.0
1,343,600		Summarecon Agung Tbk PT	160,549	0.0
264,000		Sunac China Holdings Ltd.	177,895	0.0
1,165,317		Taishin Financial Holdings Co., Ltd.	410,649	0.1
723,594	@	Taiwan Business Bank	191,812	0.0
974,422		Taiwan Cooperative Financial Holding Co. Ltd.	436,089	0.1
85,307		Talaat Moustafa Group	61,099	0.0
1,885,000		TMB Bank PCL	134,907	0.0
345,327		Turkiye Garanti Bankasi A/S	1,010,326	0.2
92,467		Turkiye Halk Bankasi AS	343,861	0.1
239,590		Turkiye Is Bankasi	396,543	0.1
99,030	@	Turkiye Vakiflar Bankasi Tao	165,647	0.0
756,177,930		VTB Bank OJSC	862,348	0.2
49,249		Woori Bank	407,280	0.1
127,196	@	Yapi Ve Kredi Bankasi	187,533	0.0
1,249,586		Yuanta Financial Holding Co., Ltd.	446,180	0.1
878,000		Yuexiu Property Co. Ltd	126,817	0.0
			136,670,799	26.0

		Health Care: 2.7%
10,846		Apollo Hospitals Enterprise Ltd.	217,647	0.0
49,879		Aspen Pharmacare Holdings Ltd.	1,080,045	0.2
39,282		Aurobindo Pharma Ltd	441,762	0.1
582,300		Bangkok Dusit Medical Services PCL-F	386,851	0.1
54,000		Bumrungrad Hospital PCL-Foreign	325,154	0.1
19,230		Cadila Healthcare Ltd.	92,006	0.0
10,410	@	Celltrion, Inc.	998,658	0.2
157,000		China Medical System Holdings Ltd.	217,916	0.0
576,000		China Pharmaceutical Group Ltd.	521,370	0.1
50,440		Cipla Ltd.	389,835	0.1
11,397		Divis Laboratories Ltd.	169,871	0.0
8,326		Dr. Reddys Laboratories Ltd.	380,393	0.1
8,422	L	Dr. Reddy's Laboratories Ltd. ADR	380,590	0.1
21,270		Glenmark Pharmaceuticals Ltd.	255,317	0.1
774		Hanmi Pharm Co. Ltd.	473,003	0.1
1,652		Hanmi Science Co. Ltd.	214,971	0.0
46,300		Hartalega Holdings Bhd	57,556	0.0
361,300		IHH Healthcare Bhd	607,492	0.1
3,042,500		Kalbe Farma Tbk PT	331,294	0.1
150,256		Life Healthcare Group Holdings Ltd.	362,668	0.1
32,802		Lupin Ltd.	732,598	0.1
154,500	@	Luye Pharma Group Ltd	119,508	0.0
152,990		Netcare Ltd.	373,841	0.1
13,000	@	OBI Pharma, Inc.	159,551	0.0
22,200		Odontoprev SA	70,509	0.0
10,182		Piramal Healthcare Ltd.	159,359	0.0
30,800		Qualicorp SA	127,632	0.0
20,675	L	Richter Gedeon Nyrt	411,871	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
228,000		Shandong Weigao Group Medical Polymer Co., Ltd.	$145,408	0.0
45,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	125,387	0.0
99,800		Shanghai Pharmaceuticals Holding Co. Ltd.	197,333	0.0
663,000		Sihuan Pharmaceutical Holdings Group Ltd	189,737	0.1
636,000		Sino Biopharmaceutical Ltd.	477,160	0.1
181,200		Sinopharm Group Co.	818,888	0.2
141,095		Sun Pharmaceutical Industries Ltd.	1,746,517	0.3
1,184		Yuhan Corp.	290,380	0.1
			14,050,078	2.7

		Industrials: 6.5%
285,390		Aboitiz Equity Ventures, Inc.	402,892	0.1
280,000		Air China Ltd.	198,707	0.0
64,300		Airports of Thailand PCL	734,078	0.1
179,800		AKR Corporindo Tbk PT	94,183	0.0
413,800		Alfa SA de CV	832,766	0.1
175,700		Alliance Global Group, Inc.	62,993	0.0
295,455	@	Arabtec Holding Co.	131,683	0.0
114,109		Ashok Leyland Ltd.	187,087	0.0
344,000		AviChina Industry & Technology Co. Ltd.	258,675	0.1
478,400		Bangkok Expressway & Metro PCL	75,473	0.0
34,775		Barloworld Ltd.	177,279	0.0
230,000		Beijing Capital International Airport Co., Ltd.	245,642	0.1
71,000		Beijing Enterprises Holdings Ltd.	388,811	0.1
89,635		Bharat Heavy Electricals Ltd.	154,029	0.0
46,851		Bidvest Group Ltd.	1,182,335	0.2
676,800	L	BTS Group Holdings PCL	172,052	0.0
88,000	@	CAR, Inc.	103,427	0.0
325,000	@	China Airlines Ltd.	116,029	0.0
660,000		China Communications Construction Co., Ltd.	790,111	0.2
181,500		China Conch Venture Holdings Ltd.	358,175	0.1
305,000	@,L	China COSCO Holdings Co., Ltd.	118,406	0.0
371,000		China Everbright International Ltd.	414,307	0.1
71,400		China International Marine Containers Group Co. Ltd.	112,086	0.0
161,556		China Merchants Holdings International Co., Ltd.	480,378	0.1
296,500		China Railway Construction Corp. Ltd.	353,018	0.1
601,000		China Railway Group Ltd.	456,579	0.1
442,000	@	China Shipping Container Lines Co., Ltd.	101,034	0.0
278,000		China Southern Airlines Co., Ltd.	175,043	0.0
262,000		China State Construction International Holdings Ltd.	390,744	0.1
132,800		CCR SA	517,808	0.1
630,000		Citic Pacific Ltd.	958,535	0.2
2,184		CJ Corp.	373,419	0.1
3,330		Container Corp. Of India Ltd.	62,521	0.0
248,000		COSCO Pacific Ltd.	325,105	0.1
624,000	L	CRRC Corp. Ltd	628,551	0.1
4,273		Daelim Industrial Co., Ltd.	339,823	0.1
561,242		Dialog Group BHD	230,050	0.1
505,950		DMCI Holdings, Inc.	147,258	0.0
754		Doosan Corp.	58,326	0.0
4,044		Doosan Heavy Industries and Construction Co. Ltd.	76,464	0.0
25,144		DP World Ltd.	472,263	0.1
1,746		Eicher Motors Ltd.	505,546	0.1
98,600		Embraer SA	650,725	0.1
70,432	@	Enka Insaat Ve Sanayi AS	122,101	0.0
254,449	@	Eva Airways Corp.	142,243	0.0
202,620		Evergreen Marine Corp.	75,203	0.0
515,685		Far Eastern New Century Corp.	421,159	0.1
251,800		Gamuda BHD	317,533	0.1
2,812		Glovis Co. Ltd.	464,060	0.1
47,600	@	Grupo Aeroportuario del Pacifico SA de CV	423,704	0.1
32,605	@	Grupo Aeroportuario del Sureste SA de CV	490,930	0.1
85,600		Grupo Carso SAB de CV	398,839	0.1
6,362	@	GS Engineering & Construction Corp.	152,089	0.0
101,000		Haitian International Holdings Ltd.	173,525	0.0
42,000		HAP Seng Consolidated Bhd	81,061	0.0
27,875		Hiwin Technologies Corp.	123,333	0.0
8,843		Hyundai Development Co-Engineering & Construction	355,588	0.1
11,547		Hyundai Engineering & Construction Co. Ltd.	425,861	0.1
6,119	@	Hyundai Heavy Industries	570,383	0.1
457,200		IJM Corp. Bhd	413,435	0.1
22,641		Industries Qatar QSC	673,262	0.1
49,940		International Container Terminal Services, Inc.	73,386	0.0
248,900		Jasa Marga Persero Tbk PT	101,294	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
385,140		JG Summit Holdings, Inc.	$663,916	0.1
156,000		Jiangsu Expressway Co. Ltd.	210,082	0.0
846		KCC Corp.	307,592	0.1
3,289		KEPCO Plant Service & Engineering Co. Ltd.	184,335	0.0
94,715		KOC Holding AS	481,100	0.1
7,855		Korea Aerospace Industries Ltd	447,694	0.1
912	@	Korea Express Co., Ltd.	151,646	0.0
4,239	@	Korean Air Lines Co. Ltd.	114,806	0.0
47,402	@	Lan Airlines SA	332,380	0.1
16,630		Larsen & Toubro Ltd.	305,494	0.1
28,583	@	Larsen & Toubro Ltd. GDR	515,281	0.1
14,204		LG Corp.	850,949	0.2
22,310		Localiza Rent a Car SA	184,218	0.0
133,000		Malaysia Airports Holdings Bhd	231,808	0.0
177,700		MISC Bhd	405,365	0.1
118,481		Adani Ports & Special Economic Zone, Ltd.	442,990	0.1
91,800	@	OHL Mexico SAB de CV	145,321	0.0
4,447		Posco Daewoo Corp.	84,037	0.0
36,700		Promotora y Operadora de Infraestructura SAB de CV	486,440	0.1
2,805		S-1 Corp.	216,996	0.1
11,290		Samsung C&T Corp.	1,409,532	0.3
23,817		Samsung Heavy Industries Co., Ltd.	230,662	0.1
388,000		Shanghai Electric Group Co., Ltd.	177,212	0.0
68,000		Shanghai Industrial Holdings Ltd.	160,371	0.0
9,437		Siemens India Ltd.	156,641	0.0
474,400		Sime Darby Bhd	967,029	0.2
139,000		Sinopec Engineering Group Co. Ltd.	112,486	0.0
255,000		Sinotrans Ltd.	111,681	0.0
13,724		SK Networks Co. Ltd.	76,791	0.0
25,538		SM Investments Corp.	526,382	0.1
20,419		TAV Havalimanlari Holding AS	121,861	0.0
317,000		Teco Electric and Machinery Co. Ltd.	258,430	0.1
84,725	@	Turk Hava Yollari	234,398	0.1
26,260	@	Turk Sise Ve Cam Fabrikalari	34,128	0.0
260,100		United Tractors Tbk PT	300,025	0.1
90,280		Weg S.A.	349,254	0.1
160,000		Weichai Power Co. Ltd.	179,241	0.0
126,000		Westports Holdings Bhd	133,280	0.0
116,000		ENN Energy Holdings Ltd.	637,555	0.1
222,000		Zhejiang Expressway Co., Ltd.	238,228	0.1
79,000		Zhuzhou CSR Times Electric Co., Ltd.	461,709	0.1
			34,252,751	6.5

		Information Technology: 20.2%
4,955	@	58.com, Inc. ADR	275,746	0.1
109,500		AAC Technologies Holdings, Inc.	837,237	0.2
381,462	@	Acer, Inc.	146,301	0.0
933,000		Advanced Semiconductor Engineering, Inc.	1,080,715	0.2
47,269	@	Advantech Co. Ltd.	347,357	0.1
71,507	@	Alibaba Group Holding Ltd. ADR	5,651,198	1.1
104,000		Asustek Computer, Inc.	933,230	0.2
1,309,000		AU Optronics Corp.	392,099	0.1
19,591	@	Baidu, Inc. ADR	3,739,530	0.7
9,000		Casetek Holdings Ltd.	48,889	0.0
97,000		Catcher Technology Co., Ltd.	794,988	0.2
82,559		Chicony Electronics Co. Ltd.	212,414	0.0
1,311,439		InnoLux Display Corp.	457,921	0.1
126,620		Cielo SA	1,228,996	0.2
647,000		Compal Electronics, Inc.	405,971	0.1
4,281		Daum Kakao Corp.	371,242	0.1
66,900		Delta Electronics Thailand PCL-Foreign	165,296	0.0
281,703	@	Delta Electronics, Inc.	1,241,828	0.2
132,544		Foxconn Technology Co., Ltd.	297,343	0.1
1,724,000		GCL Poly Energy Holdings Ltd.	284,891	0.1
1,908,000	@	Hanergy Thin Film Power Group Ltd.	52,882	0.0
83,388		HCL Technologies Ltd.	1,024,876	0.2
5,000	@	Hermes Microvision, Inc.	142,708	0.0
2,080,512		Hon Hai Precision Industry Co., Ltd.	5,481,836	1.0
93,000		HTC Corp.	265,963	0.1
84,457		SK Hynix, Inc.	2,079,134	0.4
64,104		Infosys Ltd.	1,177,810	0.2
195,140		Infosys Ltd. ADR	3,711,563	0.7
341,000	@	Inotera Memories, Inc.	308,607	0.1
356,000		Inventec Co., Ltd.	225,436	0.0
115,000		Kingsoft Corp. Ltd	269,925	0.1
14,000		Largan Precision Co. Ltd.	1,085,128	0.2
990,000		Lenovo Group Ltd.	771,582	0.2
34,481		LG Display Co., Ltd.	798,272	0.2
1,617		LG Innotek Co. Ltd.	112,144	0.0
303,947		Lite-On Technology Corp.	370,782	0.1
218,820		MediaTek, Inc.	1,678,540	0.3
2,467		NCSoft Corp.	547,341	0.1
5,824		NetEase, Inc. ADR	836,210	0.2
4,077		NAVER Corp.	2,271,989	0.4
89,000		Novatek Microelectronics Corp., Ltd.	358,264	0.1
280,000		Pegatron Corp.	651,839	0.1
16,000		Phison Electronics Corp.	130,248	0.0
102,000	@	Powertech Technology, Inc.	231,163	0.0
6,601	@	Qihoo 360 Technology Co. Ltd. ADR	498,705	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
378,000		Quanta Computer, Inc.	$659,691	0.1
58,340		Radiant Opto-Electronics Corp.	113,069	0.0
76,760		Realtek Semiconductor Corp.	211,007	0.0
8,408		Samsung Electro-Mechanics Co. Ltd.	432,412	0.1
15,907		Samsung Electronics Co., Ltd.	18,254,986	3.5
8,157		Samsung SDI Co., Ltd.	706,215	0.1
4,582		Samsung SDS Co. Ltd.	701,457	0.1
3,928,000	@	Semiconductor Manufacturing International Corp.	348,894	0.1
330,000	@	Siliconware Precision Industries Co.	532,985	0.1
30,000		Simplo Technology Co. Ltd.	107,652	0.0
5,289		SK C&C Co. Ltd.	1,032,225	0.2
43,296		Sonda SA	83,393	0.0
16,976	@	SouFun Holdings Ltd. ADR ADR	101,686	0.0
176,000		Synnex Technology International Corp.	181,361	0.0
3,549,000	@	Taiwan Semiconductor Manufacturing Co., Ltd.	17,701,822	3.4
68,524		Tata Consultancy Services Ltd.	2,607,702	0.5
33,734		Tech Mahindra Ltd.	241,898	0.1
745,400		Tencent Holdings Ltd.	15,239,232	2.9
16,100		Totvs S.A.	119,911	0.0
127,000		Travelsky Technology Ltd.	208,208	0.0
1,797,000		United Microelectronics Corp.	738,335	0.1
121,000	@	Vanguard International Semiconductor Corp.	189,037	0.0
30,088	L	Wipro Ltd. ADR	378,507	0.1
48,361		Wipro Ltd.	411,811	0.1
363,848		Wistron Corp.	224,718	0.0
228,000		WPG Holdings Ltd	242,901	0.1
8,554	@	Youku.com, Inc. ADR	235,149	0.0
1,684	@	YY, Inc. ADR	103,718	0.0
47,000		Zhen Ding Technology Holding Ltd.	105,147	0.0
130,440		ZTE Corp.	232,612	0.0
			106,443,880	20.2

		Materials: 6.5%
5,617		ACC Ltd.	117,171	0.0
260,800	@	Alrosa AO	270,010	0.1
632,000	@,L	Aluminum Corp. of China Ltd.	201,195	0.0
98,059		Ambuja Cements Ltd.	344,233	0.1
5,902	@	Anglo American Platinum Ltd.	144,334	0.0
62,319	@	AngloGold Ashanti Ltd.	862,671	0.2
180,500		Anhui Conch Cement Co., Ltd.	484,347	0.1
347,356		Asia Cement Corp.	317,375	0.1
43,608		Asian Paints Ltd.	571,752	0.1
20,200		Braskem SA	130,560	0.0
62,514	@	Cementos Argos SA	242,096	0.0
1,943,319	@	Cemex SA de CV	1,411,613	0.3
442,000		China National Building Material Co., Ltd.	205,173	0.0
1,687,535		China Steel Corp.	1,173,585	0.2
30,949	@	Cia de Minas Buenaventura SAA ADR	227,785	0.0
79,100	@	Cia Siderurgica Nacional S.A.	155,752	0.0
181,401		Empresas CMPC SA	423,269	0.1
204,358	@	Eregli Demir ve Celik Fabrikalari TAS	307,646	0.1
37,800		Fibria Celulose SA	318,535	0.1
473,600		Formosa Chemicals & Fibre Co.	1,179,915	0.2
596,600		Formosa Plastics Corp.	1,479,321	0.3
322,968		Fosun International	460,152	0.1
119,911		Gold Fields Ltd.	474,032	0.1
45,606		Grupo Argos SA/Colombia	304,900	0.1
533,900		Grupo Mexico SA de CV Series B	1,287,999	0.2
15,989		Hanwha Chemical Corp.	349,327	0.1
6,798		Hanwha Corp.	211,120	0.0
178,456		Hindalco Industries Ltd	236,420	0.0
2,302		Lotte Chemical Corp.	688,460	0.1
3,484		Hyosung Corp.	438,491	0.1
11,510		Hyundai Steel Co.	559,268	0.1
93,778	@	Impala Platinum Holdings Ltd.	297,722	0.1
216,300		Indocement Tunggal Prakarsa TBK PT	321,623	0.1
206,400		Indorama Ventures PCL	133,593	0.0
19,175		Industrias Penoles SAB de CV	242,335	0.1
205,000		Jiangxi Copper Co., Ltd.	245,651	0.0
11,966		Jsw Steel Ltd.	231,703	0.0
21,965		KGHM Polska Miedz SA	447,088	0.1
84,600		Klabin SA	458,099	0.1
1,246		Korea Zinc Co., Ltd.	525,106	0.1
1,097		Kumho Petrochemical Co. Ltd	55,967	0.0
49,100		Lafarge Malaysia Bhd	113,264	0.0
6,776		LG Chem Ltd.	1,944,652	0.4
163,600	@	Mexichem SA de CV	400,545	0.1
8,021		MMC Norilsk Nickel OJSC	1,037,974	0.2
16,291		Mondi Ltd.	313,488	0.1
695,890		Nan Ya Plastics Corp.	1,462,611	0.3
261,000		Nine Dragons Paper Holdings Ltd.	197,741	0.0
2,214	@	OCI Co. Ltd	205,496	0.0
14,768	@	Petkim Petrokimya Holding	20,917	0.0
428,000		Petronas Chemicals Group Bhd	736,096	0.1
9,996		POSCO	1,906,818	0.4
268,300		PTT Global Chemical PCL	460,667	0.1
73,074	@	Sappi Ltd.	323,270	0.1
430,900		Semen Gresik Persero Tbk PT	330,270	0.1
157,604		Sesa Goa Ltd.	213,166	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
30,871	@	Severstal PAO	$326,981	0.1
1,253		Shree Cement Ltd	234,948	0.0
59,000		Siam Cement PCL - Foreign Reg	784,189	0.2
85,272		Sibanye Gold Ltd.	327,595	0.1
472,000		Sinopec Shanghai Petrochemical Co. Ltd.	239,595	0.0
14,946		Sociedad Quimica y Minera de Chile SA	308,112	0.1
22,534	L	Southern Copper Corp.	624,417	0.1
57,800		Suzano Papel e Celulose	204,152	0.0
57,521		Synthos SA	59,101	0.0
479,000		Taiwan Cement Corp.	468,697	0.1
137,000		Taiwan Fertilizer Co., Ltd.	207,284	0.0
48,006		Tata Steel Ltd.	231,330	0.0
7,094		Titan Cement Co. SA	152,222	0.0
5,319		Ultratech Cement Ltd	259,398	0.1
42,912		UPL Ltd.	309,608	0.1
28,871		Vale SA ADR	90,078	0.0
186,100		Vale SA	790,329	0.2
7,860		Vedanta Ltd. ADR	43,230	0.0
5,716		Zaklady Azotowe w Tarnowie-Moscicach SA	147,527	0.0
752,000	L	Zijin Mining Group Co., Ltd.	231,450	0.0
			34,244,612	6.5

		Telecommunication Services: 6.7%
155,500	L	Advanced Info Service PCL	803,977	0.2
386,000	@	Alibaba Health Information Technology Ltd.	235,929	0.0
38,455		America Movil SAB de CV ADR	597,206	0.1
3,759,500	@	America Movil SAB de CV	2,924,538	0.6
223,000		Asia Pacific Telecom Co. Ltd.	76,531	0.0
383,100		Axiata Group Bhd	578,235	0.1
178,210		Bharti Airtel Ltd.	944,117	0.2
73,285		Bharti Infratel Ltd.	422,676	0.1
296,000		China Communications Services Corp., Ltd.	135,160	0.0
891,000		China Mobile Ltd.	9,867,797	1.9
2,010,000		China Telecom Corp., Ltd.	1,064,141	0.2
868,000		China Unicom Hong Kong Ltd.	1,143,177	0.2
544,000		Chunghwa Telecom Co., Ltd.	1,851,059	0.4
515,600		Digi.Com BHD	652,918	0.1
255,826	@	Emirates Telecommunications Group Co. PJSC	1,288,533	0.3
14,060		Empresa Nacional de Telecomunicaciones SA	124,130	0.0
235,000	@	Far EasTone Telecommunications Co., Ltd.	526,323	0.1
4,390		Globe Telecom, Inc.	211,613	0.0
37,771	@	Hellenic Telecommunications Organization S.A.	339,962	0.1
159,697		Idea Cellular Ltd.	265,730	0.1
4,011		KT Corp.	104,201	0.0
29,589		LG Uplus Corp.	285,960	0.1
278,700		Maxis Bhd	453,487	0.1
13,934		MegaFon PJSC GDR	152,979	0.0
78,408		Mobile TeleSystems PJSC ADR	634,321	0.1
242,045	L	MTN Group Ltd.	2,210,451	0.4
11,889		Ooredoo QSC	303,645	0.1
280,463	@	Global Telecom Holding	96,647	0.0
14,075		Philippine Long Distance Telephone Co.	606,555	0.1
80,944	@	Reliance Communications Ltd.	61,132	0.0
134,054		Rostelecom OJSC	196,587	0.0
24,048		Sistema JSFC GDR	155,350	0.0
2,583		SK Telecom Co., Ltd.	468,064	0.1
237,000		Taiwan Mobile Co., Ltd.	769,437	0.1
6,720	@	Telefonica O2 Czech Republic A	70,818	0.0
153,600		Telekom Malaysia BHD	259,740	0.1
82,394		Orange Polska SA	148,643	0.0
7,414,500		Telekomunikasi Indonesia Persero Tbk PT	1,868,929	0.4
30,740		Telkom SA Ltd.	119,700	0.0
130,600		Tim Participacoes SA	288,757	0.1
225,200	@	Tower Bersama Infrastructure Tbk PT	98,736	0.0
1,325,902	L	True Corp. PCL	286,202	0.1
63,861		Turk Telekomunikasyon AS	151,391	0.0
127,103	@	Turkcell Iletisim Hizmet AS	534,067	0.1
55,180		Vodacom Group Pty Ltd.	599,370	0.1
43,033		Vodafone Qatar	145,548	0.0
422,300		XL Axiata Tbk PT	127,317	0.0
			35,251,786	6.7

		Utilities: 3.0%
225,100		Aboitiz Power Corp.	214,896	0.0
364,694		AES Gener SA	184,307	0.0
372,119		Aguas Andinas SA	212,628	0.0
636,000	L	Beijing Enterprises Water Group Ltd.	399,040	0.1
24,265		CEZ AS	427,375	0.1
1,297,000	#	CGN Power Co. Ltd.	439,501	0.1
264,000		China Gas Holdings Ltd.	389,659	0.1
476,000		China Longyuan Power Group Corp.	352,258	0.1
462,000		China Power International Development Ltd.	239,317	0.0
124,000		China Resources Gas Group Ltd.	354,148	0.1
282,000		China Resources Power Holdings Co.	527,183	0.1
53,100		Cia de Saneamento Basico do Estado de Sao Paulo	352,361	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
9,700	Cia Paranaense de Energia	$76,750	0.0
1,151,429	Colbun SA	320,798	0.1
29,334	CPFL Energia S.A.	160,064	0.0
388,000	Datang International Power Generation Co., Ltd.	119,655	0.0
31,000	EDP - Energias do Brasil S.A.	107,683	0.0
21,100	Centrais Eletricas Brasileiras SA	61,557	0.0
483,971	Empresa Nacional de Electricidad S.A.	673,203	0.1
508,903	@ Endesa Americas SA	5,758	0.0
21,267	Enea SA	67,816	0.0
18,074	Energa SA	63,398	0.0
1,178,800	Energy Development Corp.	150,686	0.0
2,906,684	Enersis Americas SA	805,011	0.2
3,032,952	@ Enersis Chile SA	3,894	0.0
20,800	Equatorial Energia SA	236,481	0.1
59,597	GAIL India Ltd.	320,662	0.1
79,700	Glow Energy PCL	208,191	0.0
430,000	Guangdong Investment Ltd.	543,720	0.1
230,000	Huadian Power International Co.	146,754	0.0
542,000	Huaneng Power International, Inc.	485,972	0.1
620,000	Huaneng Renewables Corp. Ltd.	192,705	0.0
60,994	Interconexion Electrica SA ESP	175,836	0.0
37,593	Korea Electric Power Corp.	1,969,327	0.4
3,218	Korea Gas Corp.	108,060	0.0
174,055	NTPC Ltd.	338,536	0.1
1,688,400	Perusahaan Gas Negara PT	332,804	0.1
102,200	Petronas Gas BHD	576,150	0.1
126,877	PGE Polska Grupa Energetyczna SA	474,406	0.1
4,220	Qatar Electricity & Water Co.	243,349	0.1
17,394,910	RusHydro JSC	179,981	0.0
131,183	Tata Power Co. Ltd.	127,982	0.0
141,811	@ Tauron Polska Energia SA	114,227	0.0
509,000	Tenaga Nasional BHD	1,818,439	0.3
24,400	Tractebel Energia S.A.	248,367	0.1
689,100	YTL Corp. Bhd	289,667	0.1
171,295	YTL Power International	64,994	0.0
		15,905,556	3.0

	Total Common Stock
	(Cost $561,333,976)	507,307,166	96.5

PREFERRED STOCK: 3.1%
	Consumer Discretionary: 0.2%
3,268	Hyundai Motor Co.	296,957	0.0
5,341	Hyundai Motor Co.- Series 2	495,043	0.1
100,160	Lojas Americanas SA	466,308	0.1
		1,258,308	0.2

	Consumer Staples: 0.1%
1,321	Amorepacific Corp.	254,973	0.1

	Energy: 0.5%
227	AK Transneft OAO	622,690	0.1
548,500	@ Petroleo Brasileiro SA	1,256,974	0.2
1,009,123	Surgutneftegas OAO	674,975	0.2
		2,554,639	0.5

	Financials: 1.4%
331,080	Banco Bradesco SA	2,482,421	0.5
12,172	Grupo de Inversiones Suramericana SA	159,020	0.0
397,973	Itau Unibanco Holding S.A.	3,443,311	0.7
515,609	Investimentos Itau SA	1,161,524	0.2
		7,246,276	1.4

	Information Technology: 0.5%
2,969	Samsung Electronics Co., Ltd. - Pref	2,874,523	0.5

	Materials: 0.2%
118,000	Gerdau SA	215,610	0.0
1,104	LG Chem Ltd.	219,886	0.0
254,400	Vale SA	806,575	0.2
		1,242,071	0.2

	Telecommunication Services: 0.1%
57,000	Telefonica Brasil SA	713,362	0.1

	Utilities: 0.1%
86,659	Cia Energetica de Minas Gerais	193,772	0.1
16,900	Cia Energetica de Sao Paulo	74,450	0.0
		268,222	0.1

	Total Preferred Stock
	(Cost $25,133,667)	16,412,374	3.1

RIGHTS: 0.0%
	Financials: 0.0%
493	@ Banco de Credito e Inversiones	1,060	0.0
44,412	@ Fubon Financial Holding Co., Ltd.	–	–
3,079	@ Qatar Insurance Co. SAQ	26,212	0.0

	Total Rights
	(Cost $–)	27,272	0.0

	Total Long-Term Investments
	(Cost $586,467,643)	523,746,812	99.6

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 3.9%
4,612,215	Bank of Montreal, Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $4,612,253, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $4,704,459, due 05/26/16-09/09/49)	$4,612,215	0.9
4,884,370	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $4,884,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $4,982,057, due 04/01/16-02/20/61)	4,884,370	0.9
4,884,370	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $4,884,418, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,982,057, due 05/31/16-09/09/49)	4,884,370	0.9
4,884,370	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $4,884,413, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $4,982,064, due 03/31/18-08/01/48)	4,884,370	0.9
1,300,269	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,300,283, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,328,903, due 04/15/18-01/15/29)	1,300,269	0.3
		20,565,594	3.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
2,446,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $2,446,000)	2,446,000	0.5

	Total Short-Term Investments
	(Cost $23,011,594)	23,011,594	4.4

	Total Investments in Securities (Cost $609,479,237)	$546,758,406	104.0
	Liabilities in Excess of Other Assets	(20,990,470)	(4.0)
	Net Assets	$525,767,936	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $627,831,120.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$37,923,044
Gross Unrealized Depreciation	(118,995,758)

Net Unrealized Depreciation	$(81,072,714)

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$7,268,690	$42,459,015	$–	$49,727,705
Consumer Staples	15,814,891	27,154,723	–	42,969,614
Energy	6,961,816	30,828,569	–	37,790,385
Financials	16,511,298	119,918,308	241,193	136,670,799
Health Care	1,592,875	12,457,203	–	14,050,078
Industrials	5,923,625	28,329,126	–	34,252,751
Information Technology	22,743,491	83,414,895	285,494	106,443,880
Materials	8,660,693	25,583,919	–	34,244,612
Telecommunication Services	6,180,300	29,071,486	–	35,251,786
Utilities	3,615,046	12,280,858	9,652	15,905,556
Total Common Stock	95,272,725	411,498,102	536,339	507,307,166
Preferred Stock	10,973,327	5,439,047	–	16,412,374
Rights	1,060	26,212	–	27,272
Short-Term Investments	2,446,000	20,565,594	–	23,011,594
Total Investments, at fair value	$108,693,112	$437,528,955	$536,339	$546,758,406
Other Financial Instruments+
Futures	79,629	–	–	79,629
Total Assets	$108,772,741	$437,528,955	$536,339	$546,838,035

(1)	For the period ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2016, securities valued at $4,701,892 and $9,054,477, respectively, were transferred from Level 1 to Level 2 and Level 2 to Level 1 within the fair value hierarchy. In addition, securities valued at $841,753 were transferred from Level 3 to Level 2 and from Level 3 to Level 1 due to unobservable inputs becoming available.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	61	06/17/16	$2,543,395	$79,629
			$2,543,395	$79,629

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$79,629
Total Asset Derivatives		$79,629

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 9.4%
72,711		Bayerische Motoren Werke AG	$6,675,304	1.3
226,022		Daimler AG	17,298,093	3.4
238,331		Industria de Diseno Textil SA	7,988,780	1.6
61,557		LVMH Moet Hennessy Louis Vuitton SE	10,518,666	2.0
265,747		Vivendi SA	5,569,258	1.1
			48,050,101	9.4

		Consumer Staples: 11.8%
174,006		Anheuser-Busch InBev Worldwide, Inc.	21,617,998	4.2
123,426		Carrefour S.A.	3,390,909	0.7
138,430		Danone	9,821,941	1.9
55,381		L'Oreal S.A.	9,906,928	1.9
353,945		Unilever NV	15,912,959	3.1
			60,650,735	11.8

		Energy: 6.6%
576,087		ENI S.p.A.	8,700,485	1.7
556,518	L	Total S.A.	25,322,372	4.9
			34,022,857	6.6

		Financials: 23.3%
103,639		Allianz SE	16,831,537	3.3
306,180		Assicurazioni Generali S.p.A.	4,532,414	0.9
472,242		AXA S.A.	11,073,491	2.2
3,273,450	@	Banco Santander SA	14,376,637	2.8
1,443,829		Banco Bilbao Vizcaya Argentaria S.A.	9,534,006	1.9
253,598		BNP Paribas	12,740,940	2.5
312,792		Deutsche Bank AG	5,310,339	1.0
877,589		ING Groep NV	10,501,975	2.0
3,259,626		Intesa Sanpaolo SpA - ISP	9,012,938	1.8
37,837		Muenchener Rueckversicherungs-Gesellschaft AG	7,678,819	1.5
182,839		Societe Generale	6,756,281	1.3
22,382	L	Unibail-Rodamco SE	6,138,395	1.2
1,284,895		UniCredit SpA	4,632,049	0.9
			119,119,821	23.3

		Health Care: 11.0%
187,535		Bayer AG	21,975,457	4.3
49,088	@	Essilor International SA	6,048,429	1.2
90,953		Fresenius SE & Co. KGaA	6,629,808	1.3
269,574		Sanofi	21,672,668	4.2
			56,326,362	11.0

		Industrials: 13.3%
112,136	L	Cie de Saint-Gobain	4,925,497	1.0
217,465		Deutsche Post AG	6,035,511	1.2
131,939		Airbus Group SE	8,741,958	1.7
211,162		Koninklijke Philips NV	6,014,609	1.2
80,020		Safran S.A.	5,585,406	1.1
133,256		Schneider Electric SE	8,397,876	1.6
181,891		Siemens AG	19,236,968	3.7
125,897		Vinci S.A.	9,344,609	1.8
			68,282,434	13.3

		Information Technology: 6.7%
83,992		ASML Holding NV	8,452,505	1.7
1,312,323		Nokia OYJ - Finland	7,785,024	1.5
222,991		SAP SE	17,943,768	3.5
			34,181,297	6.7

		Materials: 4.8%
78,063		Air Liquide SA	8,757,978	1.7
208,292		BASF SE	15,662,665	3.1
			24,420,643	4.8

		Telecommunication Services: 6.3%
718,647		Deutsche Telekom AG	12,884,162	2.5
462,308		Orange SA	8,073,262	1.6
998,523	@	Telefonica S.A.	11,160,136	2.2
			32,117,560	6.3

		Utilities: 5.0%
453,786		E.ON AG	4,339,096	0.8
1,588,698		Enel S.p.A.	7,043,066	1.4
368,423		Engie SA	5,708,216	1.1
1,310,756	@	Iberdrola S.A.	8,725,666	1.7
			25,816,044	5.0

	Total Common Stock
	(Cost $472,590,481)		502,987,854	98.2

PREFERRED STOCK: 1.0%
		Consumer Discretionary: 1.0%
41,517		Volkswagen AG	5,269,652	1.0

	Total Preferred Stock
	(Cost $6,587,807)		5,269,652	1.0

	Total Long-Term Investments
	(Cost $479,178,288)		508,257,506	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Securities Lending Collateralcc: 0.1%
517,883	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $517,888, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $528,241, due 08/15/17-02/15/44)
	(Cost $517,883)	517,883	0.1

	Total Short-Term Investments
	(Cost $517,883)	517,883	0.1

	Total Investments in Securities (Cost $479,696,171)	$508,775,389	99.3
	Assets in Excess of Other Liabilities	3,563,023	0.7
	Net Assets	$512,338,412	100.0

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $506,754,489.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$56,901,040
Gross Unrealized Depreciation	(54,880,140)

Net Unrealized Appreciation	$2,020,900

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$48,050,101	$–	$48,050,101
Consumer Staples	–	60,650,735	–	60,650,735
Energy	–	34,022,857	–	34,022,857
Financials	–	119,119,821	–	119,119,821
Health Care	–	56,326,362	–	56,326,362
Industrials	–	68,282,434	–	68,282,434
Information Technology	–	34,181,297	–	34,181,297
Materials	–	24,420,643	–	24,420,643
Telecommunication Services	–	32,117,560	–	32,117,560
Utilities	–	25,816,044	–	25,816,044
Total Common Stock	–	502,987,854	–	502,987,854
Preferred Stock	–	5,269,652	–	5,269,652
Short-Term Investments	–	517,883	–	517,883
Total Investments, at fair value	$–	$508,775,389	$–	$508,775,389
Other Financial Instruments+
Forward Foreign Currency Contracts	–	117,270	–	117,270
Total Assets	$–	$508,892,659	$–	$508,892,659
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(17,970)	$–	$(17,970)
Futures	(56,575)	–	–	(56,575)
Total Liabilities	$(56,575)	$(17,970)	$–	$(74,545)

(1)	For the period ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2016, securities valued at $22,318,494 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	EU Euro	3,500,000	Buy	06/15/16	$3,898,349	$3,991,762	$93,413
Bank of America	EU Euro	900,000	Buy	06/15/16	1,002,596	1,026,453	23,857
							$117,270

Societe Generale	EU Euro	1,000,000	Sell	06/15/16	$1,122,533	$1,140,503	$(17,970)
							$(17,970)

At March 31, 2016, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	118	06/17/16	$3,935,526	$(56,575)
			$3,935,526	$(56,575)

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$117,270
Total Asset Derivatives		$117,270

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$17,970
Equity contracts	Futures contracts	56,575
Total Liability Derivatives		$74,545

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Bank of America	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$117,270	$-	$117,270
Total Assets	$117,270	$-	$117,270

Liabilities:
Forward foreign currency contracts	$-	$17,970	$17,970
Total Liabilities	$-	$17,970	$17,970

Net OTC derivative instruments by counterparty, at fair value	$117,270	$(17,970)	$99,300

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$117,270	$(17,970)	$99,300

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 11.5%
127,071		Barratt Developments PLC	$1,020,124	0.3
16,064		Berkeley Group Holdings PLC	740,691	0.3
133,811		Sky PLC	1,966,286	0.7
56,534		Burberry Group PLC	1,105,228	0.4
23,287		Carnival PLC	1,250,830	0.4
210,254		Compass Group PLC	3,706,427	1.3
126,958		Dixons Carphone PLC	775,887	0.3
218,680	@	GKN PLC	905,409	0.3
82,811		Informa PLC	824,101	0.3
30,166		InterContinental Hotels Group PLC	1,241,218	0.4
477,719		ITV PLC	1,650,763	0.6
291,062		Kingfisher PLC	1,569,865	0.5
206,873		Marks & Spencer Group PLC	1,205,517	0.4
90,554	#	Merlin Entertainments PLC	602,044	0.2
18,458		Next PLC	1,429,411	0.5
10,455	@	Paddy Power Betfair PLC	1,454,252	0.5
104,846		Pearson PLC	1,313,984	0.4
39,031		Persimmon PLC	1,166,291	0.4
142,765		Relx PLC	2,648,435	0.9
412,249		Taylor Wimpey PLC	1,123,526	0.4
60,138		TUI AG	930,257	0.3
23,284		Whitbread PLC	1,321,739	0.4
165,382		WPP PLC	3,849,340	1.3
			33,801,625	11.5

		Consumer Staples: 19.9%
44,469		Associated British Foods PLC	2,133,511	0.7
237,864		British American Tobacco PLC	13,909,279	4.7
24,924	@	Coca-Cola HBC AG	528,545	0.2
321,410		Diageo PLC	8,666,490	2.9
122,941		Imperial Brands PLC	6,806,884	2.3
180,211	L	J Sainsbury PLC	714,118	0.3
80,238		Reckitt Benckiser Group PLC	7,739,464	2.6
122,000		SABMiller PLC	7,451,474	2.5
1,036,562		Tesco PLC	2,846,894	1.0
153,954		Unilever PLC	6,942,187	2.4
276,194		WM Morrison Supermarkets PLC	786,563	0.3
			58,525,409	19.9

		Energy: 12.4%
2,358,816		BP PLC	11,801,977	4.0
537,187		Royal Dutch Shell PLC - Class A	12,970,862	4.4
477,956		Royal Dutch Shell PLC - Class B	11,630,914	4.0
			36,403,753	12.4

		Financials: 19.9%
122,964		3i Group PLC	804,028	0.3
25,288		Admiral Group PLC	718,458	0.2
516,237		Aviva PLC	3,370,730	1.1
2,137,043		Barclays PLC	4,587,362	1.6
130,703		British Land Co. PLC	1,311,983	0.4
119,625		Capital Shopping Centres Group PLC	536,381	0.2
175,462		Direct Line Insurance Group PLC	930,683	0.3
100,080		Hammerson PLC	830,242	0.3
27,843		Hargreaves Lansdown PLC	536,203	0.2
2,490,395		HSBC Holdings PLC	15,487,627	5.3
100,389		Land Securities Group PLC	1,582,883	0.5
757,716		Legal & General Group PLC	2,553,084	0.9
8,167,756		Lloyds Banking Group Plc	7,955,356	2.7
39,818		London Stock Exchange Group PLC	1,608,452	0.5
623,648		Old Mutual PLC	1,722,591	0.6
18,653		Provident Financial PLC	792,769	0.3
325,616		Prudential PLC	6,059,195	2.1
413,537	@	Royal Bank of Scotland Group PLC	1,318,644	0.4
129,600		RSA Insurance Group PLC	883,210	0.3
14,422		Schroders PLC	554,447	0.2
66,137		St. James's Place PLC	869,589	0.3
342,523		Standard Chartered PLC	2,316,479	0.8
249,596		Standard Life PLC	1,272,781	0.4
			58,603,177	19.9

		Health Care: 9.6%
49,862		Al Noor Hospitals Group Plc	640,255	0.2
161,036		AstraZeneca PLC	8,990,905	3.0
620,399		GlaxoSmithKline PLC	12,558,856	4.3
75,013		Shire PLC	4,278,335	1.5
114,422		Smith & Nephew PLC	1,882,551	0.6
			28,350,902	9.6

		Industrials: 6.6%
64,229		Ashtead Group PLC	795,342	0.3
64,085		Babcock International Group	872,667	0.3
403,609		BAE Systems PLC	2,944,029	1.0
42,368		Bunzl PLC	1,228,955	0.4
84,463		Capita Group PLC	1,260,995	0.4
11,258	@	DCC PLC	992,873	0.3
31,703		easyJet PLC	690,008	0.2
122,478		Experian PLC	2,186,160	0.8
233,827		International Consolidated Airlines Group SA	1,854,235	0.6
20,513		Intertek Group PLC	931,385	0.3
234,620		Rolls-Royce Holdings PLC	2,293,008	0.8
116,124		Royal Mail PLC	800,741	0.3
31,886		Travis Perkins PLC	835,279	0.3

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
32,572		Wolseley PLC	$1,838,653	0.6
			19,524,330	6.6

		Information Technology: 1.5%
180,116		ARM Holdings PLC	2,622,714	0.9
137,438		Sage Group PLC	1,239,193	0.4
132,713	#,@	Worldpay Group PLC	522,856	0.2
			4,384,763	1.5

		Materials: 6.5%
166,743	L	Anglo American PLC	1,314,646	0.4
45,290	L	Antofagasta PLC	304,371	0.1
269,518		BHP Billiton PLC	3,018,153	1.0
103,977		CRH PLC - London	2,933,563	1.0
21,628		Fresnillo PLC	295,367	0.1
1,487,881		Glencore PLC	3,345,433	1.1
24,697		Johnson Matthey PLC	970,848	0.3
46,863		Mondi PLC	896,170	0.3
11,848		Randgold Resources Ltd.	1,077,962	0.4
89,359		Rexam PLC	812,278	0.3
154,301		Rio Tinto PLC	4,325,148	1.5
			19,293,939	6.5

		Telecommunication Services: 6.2%
1,067,839		BT Group PLC	6,742,480	2.3
57,159		Inmarsat PLC	806,279	0.3
3,390,091		Vodafone Group PLC	10,772,515	3.6
			18,321,274	6.2

		Utilities: 4.7%
644,688		Centrica PLC	2,106,101	0.7
481,343		National Grid PLC	6,810,674	2.3
128,397		SSE PLC	2,747,724	1.0
30,015		Severn Trent PLC	934,998	0.3
87,004		United Utilities Group PLC	1,151,674	0.4
			13,751,171	4.7

	Total Common Stock
	(Cost $290,140,832)		290,960,343	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc: 0.8%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $1,000,008, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,020,000, due 05/15/17-11/15/45)	1,000,000	0.3
453,931	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $453,935, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $463,010, due 04/25/16-01/20/66)	453,931	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/44)	1,000,000	0.3
		2,453,931	0.8

	Total Short-Term Investments
	(Cost $2,453,931)	2,453,931	0.8

	Total Investments in Securities (Cost $292,594,763)	$293,414,274	99.6
	Assets in Excess of Other Liabilities	1,233,939	0.4
	Net Assets	$294,648,213	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $298,001,806.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$49,606,671
Gross Unrealized Depreciation	(54,194,203)

Net Unrealized Depreciation	$(4,587,532)

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$33,801,625	$–	$33,801,625
Consumer Staples	–	58,525,409	–	58,525,409
Energy	–	36,403,753	–	36,403,753
Financials	–	58,603,177	–	58,603,177
Health Care	–	28,350,902	–	28,350,902
Industrials	–	19,524,330	–	19,524,330
Information Technology	–	4,384,763	–	4,384,763
Materials	–	19,293,939	–	19,293,939
Telecommunication Services	–	18,321,274	–	18,321,274
Utilities	–	13,751,171	–	13,751,171
Total Common Stock	–	290,960,343	–	290,960,343
Short-Term Investments	–	2,453,931	–	2,453,931
Total Investments, at fair value	$–	$293,414,274	$–	$293,414,274
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,523	–	3,523
Futures	4,032	–	–	4,032
Total Assets	$4,032	$293,417,797	$–	$293,421,829
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(8,400)	$–	$(8,400)
Total Liabilities	$–	$(8,400)	$–	$(8,400)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	British Pound	1,200,000	Buy	06/15/16	$1,720,377	$1,723,900	$3,523
							$3,523

Societe Generale	British Pound	600,000	Sell	06/15/16	$853,551	$861,951	$(8,400)
							$(8,400)

At March 31, 2016, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	45	06/17/16	$3,950,895	$4,032
			$3,950,895	$4,032

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,523
Equity contracts	Futures contracts	4,032
Total Asset Derivatives		$7,555

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$8,400
Total Liability Derivatives		$8,400

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Morgan Stanley	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$3,523	$-	$3,523
Total Assets	$3,523	$-	$3,523

Liabilities:
Forward foreign currency contracts	$-	$8,400	$8,400
Total Liabilities	$-	$8,400	$8,400

Net OTC derivative instruments by counterparty, at fair value	$3,523	$(8,400)	$(4,877)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$3,523	$(8,400)	$(4,877)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 14.6%
29,123		Amazon.com, Inc.	$17,288,578	2.3
412,870		Coach, Inc.	16,551,958	2.2
108,898		Hasbro, Inc.	8,722,730	1.1
54,658		LVMH Moet Hennessy Louis Vuitton SE	9,339,787	1.2
122,491		McDonald's Corp.	15,394,669	2.0
1,090,000		Panasonic Corp.	9,871,878	1.3
138,182		Renault S.A.	13,732,218	1.8
347,105		SES S.A. - Luxembourg	10,154,528	1.4
190,500		Toyota Motor Corp.	10,103,245	1.3
			111,159,591	14.6

		Consumer Staples: 9.6%
289,160		Coca-Cola Co.	13,414,132	1.8
364,238		Diageo PLC	9,821,302	1.3
95,573		Kimberly-Clark Corp.	12,855,524	1.7
149,719		Kraft Heinz Co.	11,761,925	1.5
155,373		Nestle S.A.	11,594,053	1.5
141,332		Philip Morris International, Inc.	13,866,083	1.8
			73,313,019	9.6

		Energy: 8.4%
215,976		Anadarko Petroleum Corp.	10,058,002	1.3
125,502		Chevron Corp.	11,972,891	1.6
109,261		Occidental Petroleum Corp.	7,476,730	1.0
279,166		Royal Dutch Shell PLC - Class A ADR	13,525,593	1.8
155,621		Schlumberger Ltd.	11,477,049	1.5
145,405		Valero Energy Corp.	9,326,277	1.2
			63,836,542	8.4

		Financials: 18.4%
212,212		BB&T Corp.	7,060,293	0.9
2,146,000		China Overseas Land & Investment Ltd.	6,796,754	0.9
282,193		Danske Bank A/S	7,963,617	1.0
131,130		Deutsche Boerse AG	11,164,958	1.5
177,113		Hartford Financial Services Group, Inc.	8,161,367	1.1
268,537		JPMorgan Chase & Co.	15,902,761	2.1
33,319		Komercni Banka AS	7,353,884	1.0
318,541		Liberty Property Trust	10,658,382	1.4
31,424		Partners Group	12,624,558	1.7
778,971		QBE Insurance Group Ltd.	6,509,620	0.8
232,570		Sampo OYJ	11,015,576	1.4
45,402		Simon Property Group, Inc.	9,429,542	1.3
33,880		Swiss Life Holding AG	8,990,663	1.2
336,144		Wells Fargo & Co.	16,255,924	2.1
			139,887,899	18.4

		Health Care: 11.5%
199,529		AbbVie, Inc.	11,397,096	1.5
186,414		AstraZeneca PLC	10,407,800	1.4
122,352		Gilead Sciences, Inc.	11,239,255	1.5
204,572		Medtronic PLC	15,342,900	2.0
56,974		Roche Holding AG	13,989,412	1.8
54,969	L	Shire PLC ADR	9,449,171	1.2
122,733		UnitedHealth Group, Inc.	15,820,284	2.1
			87,645,918	11.5

		Industrials: 10.0%
181,849		Deere & Co.	14,000,554	1.8
56,481		General Dynamics Corp.	7,419,909	1.0
545,200		LIXIL Group Corp.	11,120,574	1.5
352,347		Koninklijke Philips NV	10,036,036	1.3
469,600		Mitsubishi Corp.	7,946,324	1.0
170,016		Siemens AG	17,981,056	2.4
717,465		Volvo AB - B Shares	7,858,191	1.0
			76,362,644	10.0

		Information Technology: 14.0%
227,948		Activision Blizzard, Inc.	7,713,760	1.0
234,731		Apple, Inc.	25,583,332	3.3
556,171		Cisco Systems, Inc.	15,834,188	2.1
216,098		Microchip Technology, Inc.	10,415,924	1.4
386,400		Microsoft Corp.	21,340,872	2.8
295,406		Qualcomm, Inc.	15,107,063	2.0
407,116		Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	10,666,439	1.4
			106,661,578	14.0

		Materials: 5.1%
104,861		BASF SE	7,885,097	1.0
275,518		Dow Chemical Co.	14,012,845	1.8
160,380		Koninklijke DSM NV	8,817,883	1.2
171,273		Nucor Corp.	8,101,213	1.1
			38,817,038	5.1

		Telecommunication Services: 1.9%
1,299,500		China Mobile Ltd.	14,391,922	1.9

		Utilities: 2.9%
2,606,480		Enel S.p.A.	11,555,129	1.5
510,275	@	Gas Natural SDG S.A.	10,301,816	1.4
			21,856,945	2.9

	Total Common Stock
	(Cost $736,206,915)		733,933,096	96.4

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 0.6%
1,143,361	BNP Paribas Bank, Repurchase Agreement dated 03/31/16, 0.31%, due 04/01/16 (Repurchase Amount $1,143,371, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,166,228, due 11/15/16-02/01/46)	$1,143,361	0.1
1,143,361	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,143,371, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $1,166,228, due 04/01/16-02/20/61)	1,143,361	0.1
1,143,361	Daiwa Capital Markets, Repurchase Agreement dated 03/31/16, 0.36%, due 04/01/16 (Repurchase Amount $1,143,372, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,166,228, due 05/31/16-09/09/49)	1,143,361	0.2
1,143,361	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $1,143,370, collateralized by various U.S. Government Agency Obligations, 1.406%-7.000%, Market Value plus accrued interest $1,166,228, due 05/15/24-01/20/66)	1,143,361	0.2
240,644	Royal Bank of Canada, Repurchase Agreement dated 03/31/16, 0.26%, due 04/01/16 (Repurchase Amount $240,646, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $245,457, due 05/15/16-08/15/40)	240,644	0.0
		4,814,088	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
28,515,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $28,515,000)	28,515,000	3.8

	Total Short-Term Investments
	(Cost $33,329,088)	33,329,088	4.4

	Total Investments in Securities (Cost $769,536,003)	$767,262,184	100.8
	Liabilities in Excess of Other Assets	(6,131,514)	(0.8)
	Net Assets	$761,130,670	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $771,887,806.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$32,887,193
Gross Unrealized Depreciation	(37,512,815)

Net Unrealized Depreciation	$(4,625,622)

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$57,957,935	$53,201,656	$–	$111,159,591
Consumer Staples	51,897,664	21,415,355	–	73,313,019
Energy	63,836,542	–	–	63,836,542
Financials	67,468,269	72,419,630	–	139,887,899
Health Care	63,248,706	24,397,212	–	87,645,918
Industrials	21,420,463	54,942,181	–	76,362,644
Information Technology	106,661,578	–	–	106,661,578
Materials	22,114,058	16,702,980	–	38,817,038
Telecommunication Services	–	14,391,922	–	14,391,922
Utilities	–	21,856,945	–	21,856,945
Total Common Stock	454,605,215	279,327,881	–	733,933,096
Short-Term Investments	28,515,000	4,814,088	–	33,329,088
Total Investments, at fair value	$483,120,215	$284,141,969	$–	$767,262,184
Other Financial Instruments+
Futures	147,091	–	–	147,091
Total Assets	$483,267,306	$284,141,969	$–	$767,409,275

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Global Value Advantage Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	368	06/17/16	$15,343,760	$147,091
			$15,343,760	$147,091

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Global Value Advantage Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$147,091
Total Asset Derivatives		$147,091

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Consumer Discretionary: 2.9%
684,000	Belle International Holdings Ltd.	$396,504	0.4
239,000	Galaxy Entertainment Group Ltd.	897,253	1.0
599,028	Li & Fung Ltd.	354,893	0.4
246,400	Sands China Ltd.	1,005,906	1.1
		2,654,556	2.9

	Consumer Staples: 2.1%
282,000	China Mengniu Diary Co., Ltd.	449,103	0.5
80,500	Hengan International Group Co., Ltd.	701,144	0.8
196,000	Tingyi Cayman Islands Holding Corp.	218,992	0.2
716,000	Want Want China Holdings Ltd.	530,920	0.6
		1,900,159	2.1

	Energy: 6.7%
2,596,438	China Petroleum & Chemical Corp.	1,686,651	1.9
347,341	China Shenhua Energy Co., Ltd.	546,502	0.6
1,817,714	CNOOC Ltd.	2,121,355	2.3
330,000	Kunlun Energy Co. Ltd.	287,094	0.3
2,142,604	PetroChina Co., Ltd.	1,418,092	1.6
		6,059,694	6.7

	Financials: 54.7%
1,225,400	AIA Group Ltd.	6,965,203	7.7
8,083,746	Bank of China Ltd.	3,356,099	3.7
894,451	Bank of Communications Co., Ltd.	588,522	0.6
148,584	Bank of East Asia Ltd.	555,369	0.6
375,129	BOC Hong Kong Holdings Ltd.	1,120,599	1.2
275,036	Cheung Kong Property Holdings Ltd.	1,772,408	2.0
8,559,107	China Construction Bank	5,479,151	6.0
757,911	China Life Insurance Co., Ltd.	1,862,376	2.1
400,991	China Overseas Land & Investment Ltd.	1,270,008	1.4
282,444	China Resources Land Ltd.	724,639	0.8
228,706	Hang Lung Properties Ltd.	436,649	0.5
77,743	Hang Seng Bank Ltd.	1,375,584	1.5
101,172	Henderson Land Development Co., Ltd.	622,128	0.7
116,741	Hong Kong Exchanges and Clearing Ltd.	2,813,010	3.1
1,358,828	HSBC Holdings PLC	8,451,711	9.3
7,513,340	Industrial & Commercial Bank of China	4,208,777	4.6
228,000	Link REIT	1,354,468	1.5
566,100	New World Development Ltd.	540,301	0.6
529,932	Ping An Insurance Group Co. of China Ltd.	2,543,026	2.8
313,265	Sino Land Co.	497,602	0.5
147,555	Sun Hung Kai Properties Ltd.	1,805,560	2.0
55,591	Swire Pacific Ltd.	599,601	0.7
138,637	Wharf Holdings Ltd.	759,381	0.8
		49,702,172	54.7

	Industrials: 6.7%
120,818	Cathay Pacific Airways Ltd.	209,257	0.2
130,571	China Merchants Holdings International Co., Ltd.	388,246	0.4
737,811	Citic Pacific Ltd.	1,122,568	1.3
275,036	CK Hutchison Holdings Ltd.	3,573,280	4.0
149,143	MTR Corp.	739,168	0.8
		6,032,519	6.7

	Information Technology: 10.9%
734,000	Lenovo Group Ltd.	572,062	0.6
457,075	Tencent Holdings Ltd.	9,344,609	10.3
		9,916,671	10.9

	Telecommunication Services: 8.5%
625,101	China Mobile Ltd.	6,922,974	7.6
607,110	China Unicom Hong Kong Ltd.	799,579	0.9
		7,722,553	8.5

	Utilities: 6.1%
65,000	Cheung Kong Infrastructure Holdings Ltd.	635,651	0.7
193,654	China Resources Power Holdings Co.	362,026	0.4
192,431	CLP Holdings Ltd.	1,741,770	1.9
707,561	Hong Kong & China Gas	1,322,688	1.5
141,322	Power Assets Holdings Ltd.	1,446,375	1.6
		5,508,510	6.1

	Total Common Stock
	(Cost $80,986,933)	89,496,834	98.6

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
346,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $346,000)	346,000	0.4

	Total Short-Term Investments
	(Cost $346,000)	346,000	0.4

	Total Investments in Securities (Cost $81,332,933)	$89,842,834	99.0
	Assets in Excess of Other Liabilities	951,927	1.0
	Net Assets	$90,794,761	100.0

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of March 31, 2016.

Cost for federal income tax purposes is $85,608,961.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,517,193
Gross Unrealized Depreciation	(9,283,320)

Net Unrealized Appreciation	$4,233,873

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$2,654,556	$–	$2,654,556
Consumer Staples	–	1,900,159	–	1,900,159
Energy	–	6,059,694	–	6,059,694
Financials	–	49,702,172	–	49,702,172
Industrials	–	6,032,519	–	6,032,519
Information Technology	–	9,916,671	–	9,916,671
Telecommunication Services	–	7,722,553	–	7,722,553
Utilities	–	5,508,510	–	5,508,510
Total Common Stock	–	89,496,834	–	89,496,834
Short-Term Investments	346,000	–	–	346,000
Total Investments, at fair value	$346,000	$89,496,834	$–	$89,842,834
Other Financial Instruments+
Futures	9,638	–	–	9,638
Total Assets	$355,638	$89,496,834	$–	$89,852,472
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(90)	$–	$(90)
Total Liabilities	$–	$(90)	$–	$(90)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Societe Generale	Hong Kong Sar Dollar	6,900,000	Buy	06/15/16	$889,945	$889,855	$(90)
							$(90)

At March 31, 2016, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	7	04/28/16	$938,781	$9,638
			$938,781	$9,638

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$9,638
Total Asset Derivatives		$9,638

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$90
Total Liability Derivatives		$90

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

Societe Generale
Assets:
Forward foreign currency contracts	$-
Total Assets	$-

Liabilities:
Forward foreign currency contracts	$90
Total Liabilities	$90

Net OTC derivative instruments by counterparty, at fair value	$(90)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(90)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 12.9%
22,013		Amazon.com, Inc.	$13,067,797	2.0
41,312		AMC Networks, Inc.	2,682,801	0.4
46,051		Carnival Corp.	2,430,111	0.4
89,919		Coach, Inc.	3,604,853	0.5
167,604		Comcast Corp. – Class A	10,237,252	1.6
31,275		Delphi Automotive PLC	2,346,251	0.4
48,450		Dish Network Corp. - Class A	2,241,297	0.3
35,924	L	GameStop Corp.	1,139,869	0.2
60,140		Hasbro, Inc.	4,817,214	0.7
84,000		Home Depot, Inc.	11,208,120	1.7
27,522		Lowe's Cos, Inc.	2,084,792	0.3
73,282		McDonald's Corp.	9,210,082	1.4
25,714		Michael Kors Holdings Ltd.	1,464,669	0.2
111,647		Nike, Inc.	6,862,941	1.0
16,519	L	Nordstrom, Inc.	945,052	0.1
16,195		Omnicom Group, Inc.	1,347,910	0.2
21,290		Starbucks Corp.	1,271,013	0.2
62,348		Target Corp.	5,129,993	0.8
31,053		Walt Disney Co.	3,083,873	0.5
			85,175,890	12.9

		Consumer Staples: 10.6%
66,178		Altria Group, Inc.	4,146,713	0.6
17,279		Archer-Daniels-Midland Co.	627,400	0.1
41,151		Church & Dwight Co., Inc.	3,793,299	0.6
76,094		Coca-Cola Co.	3,530,001	0.5
102,680		Coca-Cola Enterprises, Inc.	5,209,983	0.8
8,950		Constellation Brands, Inc.	1,352,256	0.2
88,479		CVS Health Corp.	9,177,927	1.4
58,737		Dr Pepper Snapple Group, Inc.	5,252,263	0.8
35,902		General Mills, Inc.	2,274,392	0.3
6,055		JM Smucker Co.	786,181	0.1
103,000		PepsiCo, Inc.	10,555,440	1.6
22,600		Philip Morris International, Inc.	2,217,286	0.3
76,453		Procter & Gamble Co.	6,292,846	1.0
82,802		Sysco Corp.	3,869,337	0.6
60,109		Tyson Foods, Inc.	4,006,866	0.6
103,730		Wal-Mart Stores, Inc.	7,104,468	1.1
			70,196,658	10.6

		Energy: 6.5%
84,722		Chevron Corp.	8,082,479	1.2
86,097		Devon Energy Corp.	2,362,502	0.4
113,565		Exxon Mobil Corp.	9,492,898	1.4
118,703		Halliburton Co.	4,240,071	0.7
44,470		Occidental Petroleum Corp.	3,043,082	0.5
68,305		Royal Dutch Shell PLC - Class A ADR	3,309,377	0.5
101,124		Schlumberger Ltd.	7,457,895	1.1
9,337		Tesoro Corp.	803,076	0.1
61,401		Valero Energy Corp.	3,938,260	0.6
			42,729,640	6.5

		Financials: 14.4%
4,688		Affiliated Managers Group, Inc.	761,331	0.1
61,066		American Express Co.	3,749,452	0.6
42,170		Ameriprise Financial, Inc.	3,964,402	0.6
182,995		Bank of America Corp.	2,474,092	0.4
46,928		Berkshire Hathaway, Inc. – Class B	6,658,145	1.0
189,493		Citigroup, Inc.	7,911,333	1.2
118,580		Discover Financial Services	6,038,094	0.9
114,621		Gaming and Leisure Properties, Inc.	3,544,081	0.5
119,906		Hartford Financial Services Group, Inc.	5,525,269	0.8
58,144		Host Hotels & Resorts, Inc.	971,005	0.2
218,942		JPMorgan Chase & Co.	12,965,745	2.0
444,621		Keycorp	4,908,616	0.7
71,030		Lazard Ltd.	2,755,964	0.4
108,533		Liberty Property Trust	3,631,514	0.6
232,332		Navient Corp.	2,781,014	0.4
124,390		ProLogis, Inc.	5,495,550	0.8
33,239		Simon Property Group, Inc.	6,903,408	1.1
131,694		Unum Group	4,071,978	0.6
203,771		Wells Fargo & Co.	9,854,366	1.5
			94,965,359	14.4

		Health Care: 14.9%
113,963		AbbVie, Inc.	6,509,566	1.0
2,526	@	Allergan plc	677,044	0.1
16,792		AmerisourceBergen Corp.	1,453,348	0.2
58,144		Amgen, Inc.	8,717,530	1.3
18,941		Anthem, Inc.	2,632,610	0.4
6,000		Biogen, Inc.	1,561,920	0.2
54,847		Bristol-Myers Squibb Co.	3,503,626	0.5
65,579		Cardinal Health, Inc.	5,374,199	0.8
60,707		Edwards Lifesciences Corp.	5,354,964	0.8
68,442		Express Scripts Holding Co.	4,701,281	0.7
103,431		Gilead Sciences, Inc.	9,501,172	1.4
2,637		Intuitive Surgical, Inc.	1,584,969	0.3
76,105		Johnson & Johnson	8,234,561	1.3
113,537		Medtronic PLC	8,515,275	1.3
197,957		Merck & Co., Inc.	10,473,905	1.6
278,852		Pfizer, Inc.	8,265,173	1.3
7,400	L	Shire PLC ADR	1,272,060	0.2
76,585		UnitedHealth Group, Inc.	9,871,806	1.5
			98,205,009	14.9

		Industrials: 9.7%
4,691		3M Co.	781,661	0.1
6,430		Boeing Co.	816,224	0.1
31,925		Cummins, Inc.	3,509,835	0.5

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
73,752		Danaher Corp.	$6,996,115	1.1
116,703		Delta Air Lines, Inc.	5,681,102	0.9
54,829		Fluor Corp.	2,944,317	0.4
46,400		General Dynamics Corp.	6,095,568	0.9
297,205		General Electric Co.	9,448,147	1.4
18,510		Lincoln Electric Holdings, Inc.	1,084,131	0.2
127,328		Masco Corp.	4,004,466	0.6
130,906		Quanta Services, Inc.	2,953,239	0.4
31,800		Raytheon Co.	3,899,634	0.6
19,612		Robert Half International, Inc.	913,527	0.1
28,038		Roper Technologies, Inc.	5,124,505	0.8
20,448		Snap-On, Inc.	3,210,132	0.5
72,793		Southwest Airlines Co.	3,261,127	0.5
10,000		Stanley Black & Decker, Inc.	1,052,100	0.2
40,055		Textron, Inc.	1,460,405	0.2
16,333		United Continental Holdings, Inc.	977,693	0.2
			64,213,928	9.7

		Information Technology: 19.8%
52,488		Activision Blizzard, Inc.	1,776,194	0.3
17,200		Alphabet, Inc. - Class A	13,121,880	2.0
10,423		Alphabet, Inc. - Class C	7,764,614	1.2
251,167		Apple, Inc.	27,374,691	4.1
11,550		Broadcom Ltd.	1,784,475	0.3
362,342		Cisco Systems, Inc.	10,315,877	1.6
45,923		CSRA, Inc.	1,235,329	0.2
21,351		Electronic Arts, Inc.	1,411,515	0.2
37,012		F5 Networks, Inc.	3,917,720	0.6
103,574		Facebook, Inc.	11,817,793	1.8
9,260		International Business Machines Corp.	1,402,427	0.2
113,759		Intel Corp.	3,680,104	0.6
8,666		Lam Research Corp.	715,811	0.1
17,326		Mastercard, Inc.	1,637,307	0.2
112,385	L	Microchip Technology, Inc.	5,416,957	0.8
378,851		Microsoft Corp.	20,923,941	3.2
134,622		NetApp, Inc.	3,673,834	0.5
35,817		Oracle Corp.	1,465,273	0.2
51,292		Red Hat, Inc.	3,821,767	0.6
44,841		Visa, Inc. - Class A	3,429,440	0.5
47,684		Western Digital Corp.	2,252,592	0.3
195,000		Xerox Corp.	2,176,200	0.3
			131,115,741	19.8

		Materials: 3.1%
67,043		Crown Holdings, Inc.	3,324,662	0.5
115,657		Dow Chemical Co.	5,882,315	0.9
35,639		Eastman Chemical Co.	2,574,205	0.4
60,210		International Paper Co.	2,471,019	0.4
57,669		LyondellBasell Industries NV - Class A	4,935,313	0.7
27,889		Nucor Corp.	1,319,150	0.2
			20,506,664	3.1

		Telecommunication Services: 3.1%
335,277		AT&T, Inc.	13,132,800	2.0
132,525		Verizon Communications, Inc.	7,166,952	1.1
			20,299,752	3.1

		Utilities: 3.7%
94,559		American Electric Power Co., Inc.	6,278,717	1.0
59,609		DTE Energy Co.	5,404,152	0.8
137,264		Exelon Corp.	4,922,287	0.7
18,638		FirstEnergy Corp.	670,409	0.1
65,989		PG&E Corp.	3,940,863	0.6
36,480		Pinnacle West Capital Corp.	2,738,554	0.4
14,443		Public Service Enterprise Group, Inc.	680,843	0.1
			24,635,825	3.7

	Total Common Stock
	(Cost $580,252,449)		652,044,466	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 0.7%
1,193,749	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $1,193,759, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,217,624, due 05/15/17-11/15/45)	1,193,749	0.2
1,193,749	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,193,760, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,217,624, due 04/25/16-01/20/66)	1,193,749	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
251,261	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $251,263, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $256,286, due 04/01/16-02/20/61)	$251,261	0.0
1,193,749	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,193,760, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,217,624, due 08/15/17-02/15/44)	1,193,749	0.1
1,193,749	Nomura Securities, Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,193,760, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,217,624, due 01/01/17-01/20/66)	1,193,749	0.2
		5,026,257	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
8,407,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $8,407,715)	8,407,715	1.3

	Total Short-Term Investments
	(Cost $13,433,972)	13,433,972	2.0

	Total Investments in Securities (Cost $593,686,421)	$665,478,438	100.7
	Liabilities in Excess of Other Assets	(4,332,417)	(0.7)
	Net Assets	$661,146,021	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $594,609,345.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$88,711,921
Gross Unrealized Depreciation	(17,842,828)

Net Unrealized Appreciation	$70,869,093

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$652,044,466	$–	$–	$652,044,466
Short-Term Investments	8,407,715	5,026,257	–	13,433,972
Total Investments, at fair value	$660,452,181	$5,026,257	$–	$665,478,438
Other Financial Instruments+
Futures	201,214	–	–	201,214
Total Assets	$660,653,395	$5,026,257	$–	$665,679,652

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	56	06/17/16	$5,744,200	$201,214
			$5,744,200	$201,214

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus LargeCap Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$201,214
Total Asset Derivatives		$201,214

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 13.8%
21,959		Abercrombie & Fitch Co.	$692,587	0.1
72,027		AMC Networks, Inc.	4,677,433	0.8
214,351		American Eagle Outfitters	3,573,231	0.6
87,431		Big Lots, Inc.	3,959,750	0.6
23,063		Carter's, Inc.	2,430,379	0.4
85,347		Cheesecake Factory	4,531,072	0.7
18,082		Cinemark Holdings, Inc.	647,878	0.1
21,749	L	Cracker Barrel Old Country Store	3,320,420	0.5
48,621		Dana Holding Corp.	685,070	0.1
47,519		Domino's Pizza, Inc.	6,265,855	1.0
79,668		Foot Locker, Inc.	5,138,586	0.8
269,848		Gentex Corp.	4,233,915	0.7
31,690		Guess?, Inc.	594,821	0.1
46,174		Hasbro, Inc.	3,698,538	0.6
12,838		International Speedway Corp.	473,851	0.1
63,407		Jack in the Box, Inc.	4,049,805	0.7
53,912		Jarden Corp.	3,178,112	0.5
143,366	L	JC Penney Co., Inc.	1,585,628	0.3
33,440		Lear Corp.	3,717,525	0.6
251,784		LKQ Corp.	8,039,463	1.3
26,493		MDC Holdings, Inc.	663,915	0.1
69,844		New York Times Co.	870,256	0.1
3,166		NVR, Inc.	5,484,778	0.9
23,914		Pool Corp.	2,098,214	0.3
70,893		Skechers USA, Inc.	2,158,692	0.4
28,232		Thor Industries, Inc.	1,800,355	0.3
59,800		Toll Brothers, Inc.	1,764,698	0.3
19,094		Ulta Salon Cosmetics & Fragrance, Inc.	3,699,272	0.6
117,426		Wendy's Company	1,278,769	0.2
			85,312,868	13.8

		Consumer Staples: 4.3%
32,401		Casey's General Stores, Inc.	3,671,681	0.6
17,212		Church & Dwight Co., Inc.	1,586,602	0.3
179,210	L	Dean Foods Co.	3,103,917	0.5
250,590		Flowers Foods, Inc.	4,625,891	0.7
35,299		Ingredion, Inc.	3,769,580	0.6
80,157		Pinnacle Foods, Inc.	3,581,415	0.6
8,413	@	Post Holdings, Inc.	578,562	0.1
16,001	L	Tootsie Roll Industries, Inc.	559,075	0.1
53,626		TreeHouse Foods, Inc.	4,652,056	0.7
14,968		WhiteWave Foods Co.	608,300	0.1
			26,737,079	4.3

		Energy: 3.6%
72,698		Dril-Quip, Inc.	4,402,591	0.7
34,062		EQT Corp.	2,291,010	0.4
35,364		HollyFrontier Corp.	1,249,056	0.2
229,722	L	Noble Corp. PLC	2,377,623	0.4
214,506		Patterson-UTI Energy, Inc.	3,779,596	0.6
266,545		QEP Resources, Inc.	3,760,950	0.6
112,770	L	Rowan Companies PLC	1,815,597	0.3
70,175	L	SM Energy Co.	1,315,080	0.2
28,601		Western Refining, Inc.	832,003	0.1
75,269	@	WPX Energy, Inc.	526,130	0.1
			22,349,636	3.6

		Financials: 24.8%
15,832		Affiliated Managers Group, Inc.	2,571,117	0.4
58,297		Alexander & Baldwin, Inc.	2,138,334	0.3
2,075		Alleghany Corp.	1,029,615	0.2
58,609		Arthur J. Gallagher & Co.	2,606,928	0.4
55,084		Aspen Insurance Holdings Ltd.	2,627,507	0.4
93,723		Bancorpsouth, Inc.	1,997,237	0.3
86,773		BankUnited, Inc.	2,988,462	0.5
22,198		Camden Property Trust	1,866,630	0.3
41,552		Care Capital Properties, Inc.	1,115,256	0.2
57,609		Communications Sales & Leasing, Inc.	1,281,800	0.2
142,965		Corporate Office Properties Trust SBI MD	3,751,402	0.6
116,933		DDR Corp.	2,080,238	0.3
27,583		Duke Realty Corp.	621,721	0.1
56,069		Endurance Specialty Holdings Ltd.	3,663,549	0.6
32,446		Everest Re Group Ltd.	6,405,814	1.0
114,104		First American Financial Corp.	4,348,504	0.7
24,627		Hanover Insurance Group, Inc.	2,221,848	0.4
52,527		Hartford Financial Services Group, Inc.	2,420,444	0.4
31,176		Highwoods Properties, Inc.	1,490,525	0.2
106,031		Hospitality Properties Trust	2,816,183	0.5
312,786		Huntington Bancshares, Inc.	2,983,979	0.5
40,014		Jones Lang LaSalle, Inc.	4,694,443	0.8
309,628		Keycorp	3,418,293	0.6
131,714		LaSalle Hotel Properties	3,333,681	0.5
72,408		Lazard Ltd.	2,809,430	0.5
182,027		Liberty Property Trust	6,090,623	1.0
10,622		MarketAxess Holdings, Inc.	1,325,944	0.2
72,535		Mid-America Apartment Communities, Inc.	7,413,802	1.2
75,916		New York Community Bancorp., Inc.	1,207,064	0.2
150,636		PacWest Bancorp	5,596,127	0.9
46,532		Primerica, Inc.	2,072,070	0.3
45,342		PrivateBancorp, Inc.	1,750,201	0.3
74,005		Prosperity Bancshares, Inc.	3,433,092	0.6
38,278		Raymond James Financial, Inc.	1,822,416	0.3
3,782		Regency Centers Corp.	283,083	0.0
42,240		RenaissanceRe Holdings Ltd.	5,061,619	0.8

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
81,305		SEI Investments Co.	$3,500,180	0.6
47,721		Signature Bank	6,495,783	1.1
31,598		Sovran Self Storage, Inc.	3,726,984	0.6
144,322		Stifel Financial Corp.	4,271,931	0.7
46,925		SVB Financial Group	4,788,696	0.8
25,773		Synovus Financial Corp.	745,097	0.1
65,306		Taubman Centers, Inc.	4,651,746	0.8
78,464		Unum Group	2,426,107	0.4
103,183		Urban Edge Properties	2,666,249	0.4
87,594		Validus Holdings Ltd.	4,133,561	0.7
102,449		Waddell & Reed Financial, Inc.	2,411,650	0.4
58,687		Webster Financial Corp.	2,106,863	0.3
132,466		Weingarten Realty Investors	4,970,124	0.8
284,723		WP GLIMCHER, Inc.	2,702,021	0.4
			152,935,973	24.8

		Health Care: 8.5%
28,234		Align Technology, Inc.	2,052,329	0.3
7,147		Bio-Rad Laboratories, Inc.	977,138	0.2
103,460		Centene Corp.	6,370,032	1.0
49,943		Charles River Laboratories International, Inc.	3,792,671	0.6
50,052		Community Health Systems, Inc.	926,463	0.2
20,920		Edwards Lifesciences Corp.	1,845,353	0.3
46,707		Hill-Rom Holdings, Inc.	2,349,362	0.4
196,031		Hologic, Inc.	6,763,069	1.1
41,546		Mednax, Inc.	2,684,703	0.5
5,988		Mettler Toledo International, Inc.	2,064,423	0.3
58,192		Molina Healthcare, Inc.	3,752,802	0.6
97,657		Owens & Minor, Inc.	3,947,296	0.7
31,545	@	Quintiles Transnational Holdings, Inc.	2,053,580	0.3
30,482		Resmed, Inc.	1,762,469	0.3
80,955		STERIS PLC	5,751,853	0.9
10,194		United Therapeutics Corp.	1,135,917	0.2
10,679		VCA, Inc.	616,072	0.1
34,696		WellCare Health Plans, Inc.	3,218,054	0.5
			52,063,586	8.5

		Industrials: 14.6%
14,494		Acuity Brands, Inc.	3,161,721	0.5
27,927		Aecom Technology Corp.	859,872	0.1
55,598		Alaska Air Group, Inc.	4,560,148	0.7
35,383		Ametek, Inc.	1,768,442	0.3
60,607		Carlisle Cos., Inc.	6,030,397	1.0
54,690		Clarcor, Inc.	3,160,535	0.5
8,436		Curtiss-Wright Corp.	638,352	0.1
5,200		Deluxe Corp.	324,948	0.0
116,959		Fortune Brands Home & Security, Inc.	6,554,382	1.1
70,974		Herman Miller, Inc.	2,192,387	0.4
9,250		Huntington Ingalls Industries, Inc.	1,266,695	0.2
21,760		IDEX Corp.	1,803,469	0.3
230,256		JetBlue Airways Corp.	4,863,007	0.8
58,721		Kennametal, Inc.	1,320,635	0.2
10,935	@	KLX, Inc.	351,451	0.1
10,297		Lennox International, Inc.	1,392,051	0.2
80,974		Lincoln Electric Holdings, Inc.	4,742,647	0.8
67,837		Manpower, Inc.	5,523,289	0.9
252,074		Mueller Water Products, Inc.	2,490,491	0.4
8,734		Old Dominion Freight Line	608,061	0.1
72,360		Orbital ATK, Inc.	6,290,978	1.0
58,266		Regal-Beloit Corp.	3,676,002	0.6
20,945		Roper Technologies, Inc.	3,828,118	0.6
11,502		Snap-On, Inc.	1,805,699	0.3
49,268		Teledyne Technologies, Inc.	4,342,482	0.7
65,188		Toro Co.	5,613,991	0.9
121,953		Trinity Industries, Inc.	2,232,959	0.4
13,056		Wabtec Corp.	1,035,210	0.2
114,754		Waste Connections, Inc.	7,411,961	1.2
			89,850,380	14.6

		Information Technology: 15.8%
35,217		Ansys, Inc.	3,150,513	0.5
204,554	@	ARRIS International PLC	4,688,378	0.8
54,153		Arrow Electronics, Inc.	3,487,995	0.6
51,752		Broadridge Financial Solutions, Inc. ADR	3,069,411	0.5
331,851		Brocade Communications Systems, Inc.	3,510,984	0.6
20,284		CDK Global, Inc.	944,220	0.1
83,774		Ciena Corp.	1,593,381	0.3
25,528		Commvault Systems, Inc.	1,102,044	0.2
45,035		Convergys Corp.	1,250,622	0.2
17,723		CoreLogic, Inc.	614,988	0.1
137,178		Cypress Semiconductor Corp.	1,187,961	0.2
6,831		Fair Isaac Corp.	724,701	0.1
41,249		Fortinet, Inc.	1,263,457	0.2
6,850		Gartner, Inc.	612,047	0.1
10,726		Global Payments, Inc.	700,408	0.1
142,498		Ingram Micro, Inc.	5,117,103	0.8
242,729		Integrated Device Technology, Inc.	4,961,381	0.8
211,244		Intersil Corp.	2,824,332	0.5
69,435		j2 Global, Inc.	4,275,807	0.7
78,019		Manhattan Associates, Inc.	4,436,940	0.7
90,945		Microchip Technology, Inc.	4,383,549	0.7
84,296		Microsemi Corp.	3,229,380	0.5
156,682		National Instruments Corp.	4,717,695	0.8

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
49,478		Netscout Systems, Inc.	$1,136,510	0.2
109,406	L	NeuStar, Inc.	2,691,388	0.4
56,051		Plantronics, Inc.	2,196,639	0.3
170,145		Polycom, Inc.	1,897,117	0.3
18,551		PTC, Inc.	615,151	0.1
50,658		Red Hat, Inc.	3,774,528	0.6
21,783		Science Applications International Corp.	1,161,905	0.2
13,322		Synopsys, Inc.	645,318	0.1
46,440		Tech Data Corp.	3,565,199	0.6
118,646		Trimble Navigation Ltd.	2,942,421	0.5
33,248		Tyler Technologies, Inc.	4,276,025	0.7
33,671		Ultimate Software Group, Inc.	6,515,338	1.0
55,027		Vantiv, Inc.	2,964,855	0.5
16,321		WEX, Inc.	1,360,518	0.2
			97,590,209	15.8

		Materials: 6.7%
26,600		Albemarle Corp.	1,700,538	0.3
5,532		Ashland, Inc.	608,299	0.1
24,870		Cabot Corp.	1,201,967	0.2
62,440		Carpenter Technology Corp.	2,137,321	0.3
246,894		Commercial Metals Co.	4,189,791	0.7
73,271		Crown Holdings, Inc.	3,633,509	0.6
20,615		Eagle Materials, Inc.	1,445,318	0.2
51,818		Minerals Technologies, Inc.	2,945,853	0.5
121,130		Olin Corp.	2,104,028	0.3
114,156		Packaging Corp. of America	6,895,022	1.1
42,955		Reliance Steel & Aluminum Co.	2,972,057	0.5
42,293		RPM International, Inc.	2,001,728	0.3
286,934		Steel Dynamics, Inc.	6,458,884	1.1
7,242		Valspar Corp.	775,039	0.1
67,951		Worthington Industries, Inc.	2,421,774	0.4
			41,491,128	6.7

		Telecommunication Services: 0.2%
47,437		Telephone & Data Systems, Inc.	1,427,379	0.2

		Utilities: 6.2%
12,029		Alliant Energy Corp.	893,514	0.2
28,346		Atmos Energy Corp.	2,104,974	0.3
56,172		Black Hills Corp.	3,377,622	0.6
86,415		Cleco Corp.	4,770,972	0.8
39,237		DTE Energy Co.	3,557,226	0.6
24,158		Idacorp, Inc.	1,801,945	0.3
11,779		National Fuel Gas Co.	589,539	0.1
173,236		OGE Energy Corp.	4,959,747	0.8
54,315		ONE Gas, Inc.	3,318,647	0.5
44,561		Pinnacle West Capital Corp.	3,345,194	0.5
282,099	@	Talen Energy Corp.	2,538,891	0.4
149,748		UGI Corp.	6,033,347	1.0
8,678		WGL Holdings, Inc.	628,027	0.1
			37,919,645	6.2

	Total Common Stock
	(Cost $567,443,447)		607,677,883	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc: 2.0%
2,950,059	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $2,950,083, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $3,009,061, due 05/15/17-11/15/45)	2,950,059	0.5
2,950,059	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $2,950,087, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,009,060, due 04/25/16-01/20/66)	2,950,059	0.5
620,944	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $620,950, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $633,363, due 04/01/16-02/20/61)	620,944	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,950,059	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $2,950,087, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $3,009,060, due 08/15/17-02/15/44)	$2,950,059	0.5
2,950,059	Nomura Securities, Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $2,950,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,009,060, due 01/01/17-01/20/66)	2,950,059	0.4
		12,421,180	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
10,207,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $10,207,608)	10,207,608	1.7

	Total Short-Term Investments
	(Cost $22,628,788)	22,628,788	3.7

	Total Investments in Securities (Cost $590,072,235)	$630,306,671	102.2
	Liabilities in Excess of Other Assets	(13,315,292)	(2.2)
	Net Assets	$616,991,379	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $590,856,912.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$70,593,918
Gross Unrealized Depreciation	(31,144,159)

Net Unrealized Appreciation	$39,449,759

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$607,677,883	$–	$–	$607,677,883
Short-Term Investments	10,207,608	12,421,180	–	22,628,788
Total Investments, at fair value	$617,885,491	$12,421,180	$–	$630,306,671
Other Financial Instruments+
Futures	240,823	–	–	240,823
Total Assets	$618,126,314	$12,421,180	$–	$630,547,494

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	44	06/17/16	$6,341,280	$240,823
			$6,341,280	$240,823

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus MidCap Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$240,823
Total Asset Derivatives		$240,823

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 14.2%
99,512	@	Belmond Ltd	$944,369	0.3
72,866		Boyd Gaming Corp.	1,505,411	0.5
20,770		Bright Horizons Family Solutions, Inc.	1,345,481	0.5
19,555		Caleres, Inc.	553,211	0.2
112,992		Callaway Golf Co.	1,030,487	0.4
16,704		Cheesecake Factory	886,815	0.3
30,598		Childrens Place Retail Stores, Inc.	2,554,015	0.9
22,875		Cinemark Holdings, Inc.	819,611	0.3
9,216		Ethan Allen Interiors, Inc.	293,253	0.1
70,295		Express, Inc.	1,505,016	0.5
26,944		Finish Line, Inc.	568,518	0.2
54,315	L	Five Below, Inc.	2,245,382	0.8
6,416		Fred's, Inc.	95,663	0.0
8,743		Gentherm, Inc.	363,621	0.1
2,084		G-III Apparel Group Ltd.	101,887	0.0
22,157		Haverty Furniture Cos., Inc.	468,842	0.2
25,997	@	Helen of Troy Ltd.	2,695,629	1.0
10,323	L	Hibbett Sporting Goods, Inc.	370,596	0.1
34,724	L	Interval Leisure Group, Inc.	501,415	0.2
9,371		Jack in the Box, Inc.	598,526	0.2
80,112		La-Z-Boy, Inc.	2,142,195	0.8
2,391		Lithia Motors, Inc.	208,806	0.1
8,539	L	Lumber Liquidators Holdings, Inc.	112,032	0.0
53,509		M/I Homes, Inc.	997,943	0.4
32,548		Marriott Vacations Worldwide Corp.	2,196,990	0.8
35,543		Monro Muffler Brake, Inc.	2,540,258	0.9
33,239		Movado Group, Inc.	915,070	0.3
12,962		Nutri/System, Inc.	270,517	0.1
28,462	L	Outerwall, Inc.	1,052,809	0.4
29,658		Papa John's International, Inc.	1,607,167	0.6
6,302		Perry Ellis International, Inc.	116,020	0.0
6,233	L	PetMed Express, Inc.	111,633	0.0
7,374		Red Robin Gourmet Burgers, Inc.	475,402	0.2
58,389		Ruth's Hospitality Group, Inc.	1,074,941	0.4
21,828		Sonic Corp.	767,472	0.3
14,970		Standard Motor Products, Inc.	518,710	0.2
10,733	L	Sturm Ruger & Co., Inc.	733,922	0.3
6,690		Texas Roadhouse, Inc.	291,550	0.1
23,910		Unifi, Inc.	547,778	0.2
3,328		Universal Electronics, Inc.	206,303	0.1
9,267		Vail Resorts, Inc.	1,238,998	0.5
16,659		VOXX International Corp.	74,466	0.0
78,704		Wolverine World Wide, Inc.	1,449,728	0.5
20,255		Zumiez, Inc.	403,480	0.2
			39,501,938	14.2

		Consumer Staples: 2.3%
26,598	L	Cal-Maine Foods, Inc.	1,380,702	0.5
18,670		Central Garden & Pet Co.	304,134	0.1
13,429		Darling International, Inc.	176,860	0.1
11,888		Flowers Foods, Inc.	219,453	0.1
8,503		Inter Parfums, Inc.	262,743	0.1
4,885		Medifast, Inc.	147,478	0.0
32,590		Pinnacle Foods, Inc.	1,456,121	0.5
2,837		Prestige Brands Holdings, Inc.	151,467	0.1
18,731	L	Sanderson Farms, Inc.	1,689,162	0.6
7,256		SpartanNash Co.	219,929	0.1
5,190		Universal Corp.	294,844	0.1
			6,302,893	2.3

		Energy: 3.3%
59,928		Approach Resources, Inc.	69,516	0.0
10,483		Archrock, Inc.	83,864	0.0
81,844	L	Atwood Oceanics, Inc.	750,509	0.3
7,986		Bristow Group, Inc.	151,095	0.0
71,066	L	Carrizo Oil & Gas, Inc.	2,197,361	0.8
22,467		Dril-Quip, Inc.	1,360,601	0.5
5,241	@	Exterran Corp.	81,026	0.0
4,738	L	Geospace Technologies Corp.	58,467	0.0
31,083		Green Plains Renewable Energy, Inc.	496,085	0.2
53,523		Hornbeck Offshore Services, Inc.	531,483	0.2
40,448	L	Northern Oil And Gas, Inc.	161,388	0.1
4,817		PDC Energy, Inc.	286,371	0.1
89,890		Pioneer Energy Services Corp.	197,758	0.1
23,947		Rex Stores Corp.	1,328,340	0.5
7,975		Tesco Corp.	68,665	0.0
67,450		Tetra Technologies, Inc.	428,307	0.1
87,827		Unit Corp.	773,756	0.3
10,744	L	US Silica Holdings, Inc.	244,104	0.1
			9,268,696	3.3

		Financials: 21.7%
3,665		Acadia Realty Trust	128,751	0.0
35,148		Amerisafe, Inc.	1,846,676	0.7
55,513		BBCN Bancorp, Inc.	843,242	0.3
38,156	L	BofI Holding, Inc.	814,249	0.3
55,390		Brookline Bancorp., Inc.	609,844	0.2
31,075		Cedar Shopping Centers, Inc.	224,672	0.1
33,404		Central Pacific Financial Corp.	727,205	0.3
26,461		Chesapeake Lodging Trust	700,158	0.2
18,973		Coresite Realty Corp.	1,328,300	0.5
41,940		DCT Industrial Trust, Inc.	1,655,372	0.6

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
166,909		DiamondRock Hospitality Co.	$1,689,119	0.6
19,940		EastGroup Properties, Inc.	1,203,778	0.4
9,703		Education Realty Trust, Inc.	403,645	0.1
25,884		Employers Holdings, Inc.	728,376	0.3
46,052		Evercore Partners, Inc.	2,383,191	0.9
47,084	L	Financial Engines, Inc.	1,479,850	0.5
31,375		First American Financial Corp.	1,195,701	0.4
41,815		Four Corners Property Trust, Inc.	750,579	0.3
42,898		Great Western Bancorp, Inc.	1,169,828	0.4
32,712	L	HCI Group, Inc.	1,089,310	0.4
32,930		Healthcare Realty Trust, Inc.	1,017,208	0.4
5,852		HFF, Inc.	161,106	0.1
6,243		Home Bancshares, Inc.	255,651	0.1
42,021		Horace Mann Educators Corp.	1,331,646	0.5
112,411		Investors Bancorp, Inc.	1,308,464	0.5
58,422		Janus Capital Group, Inc.	854,714	0.3
20,969		LaSalle Hotel Properties	530,725	0.2
5,276	L	LendingTree, Inc.	515,887	0.2
32,247		Lexington Realty Trust	277,324	0.1
74,933		MB Financial, Inc.	2,431,576	0.9
21,024		Medical Properties Trust, Inc.	272,892	0.1
154,572		MGIC Investment Corp.	1,185,567	0.4
18,211		Northfield Bancorp, Inc./NJ	299,389	0.1
38,512		OFG Bancorp	269,199	0.1
38,686		Oritani Financial Corp.	656,501	0.2
29,162		PacWest Bancorp	1,083,368	0.4
30,032		Parkway Properties, Inc.	470,301	0.2
19,343		Pinnacle Financial Partners, Inc.	948,968	0.3
18,165		PRA Group, Inc.	533,869	0.2
39,389		PrivateBancorp, Inc.	1,520,415	0.5
5,518		ProAssurance Corp.	279,211	0.1
8,664		Provident Financial Services, Inc.	174,926	0.1
23,550		PS Business Parks, Inc.	2,367,011	0.9
94,320		Radian Group, Inc.	1,169,568	0.4
23,596		RE/MAX Holdings, Inc.	809,343	0.3
4,143		RLI Corp.	277,001	0.1
70,829		Selective Insurance Group	2,593,050	0.9
10,056		Signature Bank	1,368,823	0.5
39,158		Simmons First National Corp.	1,764,851	0.6
137,676		Sterling Bancorp/DE	2,193,179	0.8
41,633		STORE Capital Corp.	1,077,462	0.4
140,470		Summit Hotel Properties, Inc.	1,681,426	0.6
6,805		SVB Financial Group	694,450	0.2
112,462		Talmer Bancorp, Inc.	2,034,438	0.7
4,901		Texas Capital Bancshares, Inc.	188,100	0.1
32,413		The Geo Group, Inc.	1,123,759	0.4
57,808		Trustco Bank Corp.	350,316	0.1
6,911		United Bankshares, Inc.	253,634	0.1
13,644		United Fire Group, Inc.	597,880	0.2
20,033		Universal Insurance Holdings, Inc.	356,587	0.1
20,749		Walker & Dunlop, Inc.	503,578	0.2
38,068		Webster Financial Corp.	1,366,641	0.5
4,103		World Acceptance Corp.	155,586	0.1
			60,277,436	21.7

		Health Care: 13.3%
24,577		Abiomed, Inc.	2,330,145	0.8
3,080		Acorda Therapeutics, Inc.	81,466	0.0
17,546	L	Affymetrix, Inc.	245,820	0.1
43,406		Air Methods Corp.	1,572,165	0.6
3,900		Almost Family, Inc.	145,236	0.1
59,894		AMN Healthcare Services, Inc.	2,013,037	0.7
7,532		Analogic Corp.	595,103	0.2
8,369		Bio-Rad Laboratories, Inc.	1,144,210	0.4
13,459		Cantel Medical Corp.	960,434	0.3
1,817		Chemed Corp.	246,113	0.1
4,483	L	Computer Programs & Systems, Inc.	233,654	0.1
48,168		Cynosure, Inc.	2,125,172	0.8
24,684	L	Depomed, Inc.	343,848	0.1
19,078		Emergent Biosolutions, Inc.	693,485	0.3
23,138	L	Enanta Pharmaceuticals, Inc.	679,563	0.2
50,959		Greatbatch, Inc.	1,816,179	0.7
36,600		Healthsouth Corp.	1,377,258	0.5
12,049		Impax Laboratories, Inc.	385,809	0.1
14,449	L	Lannett Co., Inc.	259,071	0.1
3,714	L	Ligand Pharmaceuticals, Inc.	397,732	0.1
90,914		Luminex Corp.	1,763,732	0.6
50,835		Masimo Corp.	2,126,936	0.8
6,755	L	Medicines Co.	214,606	0.1
2,894		Medidata Solutions, Inc.	112,027	0.0
87,651		Merit Medical Systems, Inc.	1,620,667	0.6
43,112		Natus Medical, Inc.	1,656,794	0.6
34,049		Nektar Therapeutics	468,174	0.2
12,661		Neogen Corp.	637,481	0.2
51,691		NuVasive, Inc.	2,514,767	0.9
61,900		Omnicell, Inc.	1,725,153	0.6
23,810		Owens & Minor, Inc.	962,400	0.4
42,410		Sagent Pharmaceuticals, Inc.	516,130	0.2
91,619		Sangamo Biosciences, Inc.	554,295	0.2
120,666		Select Medical Holdings Corp.	1,425,066	0.5
30,270		Supernus Pharmaceuticals, Inc.	461,618	0.2
25,549		SurModics, Inc.	470,357	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
27,153	L	Team Health Holdings, Inc.	$1,135,267	0.4
9,955		WellCare Health Plans, Inc.	923,326	0.3
			36,934,296	13.3

		Industrials: 17.6%
72,669		ABM Industries, Inc.	2,347,935	0.8
78,255		Actuant Corp.	1,933,681	0.7
14,279		Aegion Corp.	301,144	0.1
9,010		Allegiant Travel Co.	1,604,321	0.6
4,349		American Science & Engineering, Inc.	120,424	0.0
20,206		ArcBest Corp.	436,248	0.2
48,944		Atlas Air Worldwide Holdings, Inc.	2,068,863	0.7
58,918		Barnes Group, Inc.	2,063,898	0.7
46,822		Brady Corp.	1,256,702	0.5
40,649		CIRCOR International, Inc.	1,885,707	0.7
8,407		Curtiss-Wright Corp.	636,158	0.2
3,397		Dycom Industries, Inc.	219,684	0.1
7,385		EMCOR Group, Inc.	358,911	0.1
4,422		EnerSys	246,394	0.1
18,434		EnPro Industries, Inc.	1,063,273	0.4
29,702		Federal Signal Corp.	393,848	0.1
26,330		G&K Services, Inc.	1,928,672	0.7
34,111	L	Greenbrier Cos., Inc.	942,828	0.3
16,141		Healthcare Services Group, Inc.	594,150	0.2
48,962		Heartland Express, Inc.	908,245	0.3
34,529		HUB Group, Inc.	1,408,438	0.5
12,420		Kaman Corp.	530,210	0.2
63,654		Knight Transportation, Inc.	1,664,552	0.6
21,560	L	Lindsay Manufacturing Co.	1,543,912	0.6
13,129		Lydall, Inc.	426,955	0.2
9,127		Moog, Inc.	416,921	0.2
20,760		MYR Group, Inc./Delaware	521,284	0.2
33,866		Navigant Consulting, Inc.	535,421	0.2
54,586		On Assignment, Inc.	2,015,315	0.7
4,464		Powell Industries, Inc.	133,072	0.1
13,442		Regal-Beloit Corp.	848,056	0.3
13,963		Resources Connection, Inc.	217,264	0.1
50,536		Roadrunner Transportation Systems, Inc.	629,679	0.2
58,647		Simpson Manufacturing Co., Inc.	2,238,556	0.8
23,607	@	SPX FLOW, Inc.	592,064	0.2
10,363		Standex International Corp.	806,345	0.3
11,024		Teledyne Technologies, Inc.	971,655	0.4
77,169		Tetra Tech, Inc.	2,301,180	0.8
75,806		TrueBlue, Inc.	1,982,327	0.7
17,462		Unifirst Corp.	1,905,453	0.7
29,332		Universal Forest Products, Inc.	2,517,272	0.9
37,602		Viad Corp.	1,096,474	0.4
37,807		Watts Water Technologies, Inc.	2,084,300	0.8
			48,697,791	17.6

		Information Technology: 16.3%
63,508		Advanced Energy Industries, Inc.	2,209,443	0.8
71,338		Benchmark Electronics, Inc.	1,644,341	0.6
20,612		Blackbaud, Inc.	1,296,289	0.5
62,728		Bottomline Technologies de, Inc.	1,912,577	0.7
42,396		Brooks Automation, Inc.	440,918	0.2
19,871		CACI International, Inc.	2,120,236	0.8
61,781		Cardtronics, Inc.	2,223,498	0.8
28,543		Coherent, Inc.	2,623,102	0.9
10,780	L	CSG Systems International	486,825	0.2
37,845		Electronics for Imaging, Inc.	1,604,249	0.6
5,486		ePlus, Inc.	441,678	0.2
11,907		ExlService Holdings, Inc.	616,783	0.2
9,092		Fair Isaac Corp.	964,570	0.3
27,184		Faro Technologies, Inc.	875,597	0.3
11,270		Forrester Research, Inc.	378,785	0.1
172,157		Harmonic, Inc.	562,953	0.2
5,371		Heartland Payment Systems, Inc.	518,677	0.2
15,814		II-VI, Inc.	343,322	0.1
11,071		Insight Enterprises, Inc.	317,073	0.1
14,151		Liquidity Services, Inc.	73,302	0.0
22,161		Littelfuse, Inc.	2,728,241	1.0
19,289		Methode Electronics, Inc.	564,010	0.2
66,358		MKS Instruments, Inc.	2,498,379	0.9
37,081		Monolithic Power Systems, Inc.	2,359,835	0.8
17,870		Netgear, Inc.	721,412	0.3
53,630		Perficient, Inc.	1,164,844	0.4
52,928		Plexus Corp.	2,091,715	0.7
38,242		Power Integrations, Inc.	1,899,098	0.7
32,120		Qualys, Inc.	812,957	0.3
60,483		Rudolph Technologies, Inc.	826,198	0.3
66,249		Sanmina Corp.	1,548,902	0.6
63,275		SYKES Enterprises, Inc.	1,909,639	0.7
60,456		Synchronoss Technologies, Inc.	1,955,147	0.7
1,559		SYNNEX Corp.	144,348	0.0
8,540		Take-Two Interactive Software, Inc.	321,702	0.1
16,383		Vasco Data Security Intl.	252,298	0.1
22,676		Veeco Instruments, Inc.	441,728	0.2
4,198		Viasat, Inc.	308,469	0.1
7,566		Virtusa Corp.	283,422	0.1
8,988		WEX, Inc.	749,240	0.3
			45,235,802	16.3

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 4.8%
84,861	@	Boise Cascade Co.	$1,758,320	0.6
143,503	L	Century Aluminum Co.	1,011,696	0.4
88,141		Commercial Metals Co.	1,495,753	0.5
45,831		FutureFuel Corp.	540,347	0.2
4,789		Haynes International, Inc.	174,799	0.1
60,379		HB Fuller Co.	2,563,089	0.9
27,902		Materion Corp.	738,845	0.3
11,593		Minerals Technologies, Inc.	659,062	0.2
16,217		Neenah Paper, Inc.	1,032,374	0.4
13,704		Quaker Chemical Corp.	1,162,921	0.4
8,558		US Concrete Inc.	509,886	0.2
42,321		Worthington Industries, Inc.	1,508,320	0.6
			13,155,412	4.8

		Telecommunication Services: 1.5%
21,052		Atlantic Tele-Network, Inc.	1,596,373	0.6
59,928		Consolidated Communications Holdings, Inc.	1,543,745	0.5
61,798		General Communication, Inc.	1,132,140	0.4
			4,272,258	1.5

		Utilities: 3.8%
4,877		Allete, Inc.	273,453	0.1
44,455		American States Water Co.	1,749,749	0.6
9,874		Avista Corp.	402,662	0.1
40,152		El Paso Electric Co.	1,842,174	0.7
12,587		Idacorp, Inc.	938,864	0.3
21,644		Laclede Group, Inc.	1,466,381	0.5
30,602		Northwest Natural Gas Co.	1,647,918	0.6
4,771		NorthWestern Corp.	294,609	0.1
17,866		Piedmont Natural Gas Co.	1,068,923	0.4
14,646		Southwest Gas Corp.	964,439	0.4
			10,649,172	3.8

	Total Common Stock
	(Cost $249,882,214)		274,295,694	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc: 6.5%
4,271,234	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $4,271,269, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $4,356,659, due 05/15/17-11/15/45)	$4,271,234	1.6
4,271,234	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $4,271,275, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,356,659, due 04/25/16-01/20/66)	4,271,234	1.5
2,464,539	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $2,464,561, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $2,513,830, due 04/01/16-02/20/61)	2,464,539	0.9
4,271,234	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $4,271,275, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $4,356,659, due 08/15/17-02/15/44)	4,271,234	1.5

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,568,669	Nomura Securities, Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $1,568,683, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,600,042, due 01/01/17-01/20/66)	$1,568,669	0.6
1,137,069	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,137,081, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,162,109, due 04/15/18-01/15/29)	1,137,069	0.4
		17,983,979	6.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
2,727,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $2,727,559)	2,727,559	1.0

	Total Short-Term Investments
	(Cost $20,711,538)	20,711,538	7.5

	Total Investments in Securities (Cost $270,593,752)	$295,007,232	106.3
	Liabilities in Excess of Other Assets	(17,534,588)	(6.3)
	Net Assets	$277,472,644	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $270,906,559.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,160,826
Gross Unrealized Depreciation	(19,060,153)

Net Unrealized Appreciation	$24,100,673

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$274,295,694	$–	$–	$274,295,694
Short-Term Investments	2,727,559	17,983,979	–	20,711,538
Total Investments, at fair value	$277,023,253	$17,983,979	$–	$295,007,232
Other Financial Instruments+
Futures	98,558	–	–	98,558
Total Assets	$277,121,811	$17,983,979	$–	$295,105,790

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	20	06/17/16	$2,219,200	$98,558
			$2,219,200	$98,558

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus SmallCap Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$98,558
Total Asset Derivatives		$98,558

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 12.5%
21,379		Accor S.A.	$904,366	0.1
22,681		Adidas AG	2,648,259	0.2
21,411		Aisin Seiki Co., Ltd.	805,907	0.1
39,972	@	Altice NV - A	710,032	0.1
10,208	@	Altice NV - B	183,382	0.0
48,024		Aristocrat Leisure Ltd.	378,837	0.0
18,849		Asics Corp.	336,137	0.0
1,448		Axel Springer AG	77,943	0.0
95,669		Barratt Developments PLC	768,029	0.1
35,874		Bayerische Motoren Werke AG	3,293,448	0.3
7,037		Benesse Holdings, Inc.	202,610	0.0
12,066		Berkeley Group Holdings PLC	556,348	0.0
71,043		Bridgestone Corp.	2,651,529	0.2
113,374		Sky PLC	1,665,975	0.1
48,418		Burberry Group PLC	946,562	0.1
21,011		Carnival PLC	1,128,578	0.1
22,087	L	Casio Computer Co., Ltd.	445,448	0.0
5,991		Christian Dior S.A.	1,084,824	0.1
56,470		Cie Financiere Richemont SA	3,729,870	0.3
20,260		Cie Generale des Etablissements Michelin	2,069,940	0.2
179,486		Compass Group PLC	3,164,038	0.2
12,044		Continental AG	2,731,704	0.2
43,281		Crown Ltd.	412,933	0.0
16,911		Daihatsu Motor Co., Ltd.	238,164	0.0
103,909		Daimler AG	7,952,445	0.6
53,267		Denso Corp.	2,138,167	0.2
23,903		Dentsu, Inc.	1,199,130	0.1
116,139		Dixons Carphone PLC	709,768	0.1
13,642		Don Quijote Holdings Co. Ltd.	473,799	0.0
4,580	@	Dufry Group	562,488	0.0
26,083		Electrolux AB	684,935	0.1
18,209		Eutelsat Communications	587,265	0.1
5,842		Fast Retailing Co., Ltd.	1,866,661	0.1
10,113		Ferrari NV	420,028	0.1
101,133		Fiat Chrysler Automobiles NV	816,126	0.1
6,299	L	Flight Centre Ltd.	208,628	0.0
64,335		Fuji Heavy Industries Ltd.	2,271,877	0.2
259,159		Galaxy Entertainment Group Ltd.	972,933	0.1
732,812	@	Genting International PLC	453,685	0.0
192,785	@	GKN PLC	798,195	0.1
15,100		Hakuhodo DY Holdings, Inc.	170,959	0.0
102,842		Hennes & Mauritz AB	3,423,010	0.3
2,946		Hermes International	1,035,880	0.1
169,642		Honda Motor Co., Ltd.	4,638,199	0.4
7,275		Hugo Boss AG	475,598	0.0
47,890		Husqvarna AB - B Shares	349,711	0.0
16,491		Iida Group Holdings Co. Ltd.	321,176	0.0
119,321		Industria de Diseno Textil SA	3,999,602	0.3
26,608		InterContinental Hotels Group PLC	1,094,820	0.1
40,766		Isetan Mitsukoshi Holdings Ltd.	475,930	0.0
65,668		Isuzu Motors Ltd.	677,364	0.1
422,085		ITV PLC	1,458,519	0.1
29,152		J Front Retailing Co., Ltd.	386,825	0.0
12,070		Jardine Cycle & Carriage Ltd.	358,401	0.0
7,986	L	JC Decaux SA	349,525	0.0
256,595		Kingfisher PLC	1,383,965	0.1
11,500		Koito Manufacturing Co., Ltd.	520,730	0.0
13,879		Lagardere SCA	368,134	0.0
668,194		Li & Fung Ltd.	395,871	0.0
18,822		Luxottica Group S.p.A.	1,036,866	0.1
30,145		LVMH Moet Hennessy Louis Vuitton SE	5,151,083	0.4
178,094		Marks & Spencer Group PLC	1,037,812	0.1
25,919	L	Marui Group Co., Ltd.	371,381	0.0
61,066		Mazda Motor Corp.	947,856	0.1
8,331	L	Melco PBL Entertainment Macau Ltd. ADR	137,545	0.0
46,504	#	Merlin Entertainments PLC	309,180	0.0
106,068	@	MGM China Holdings Ltd.	162,457	0.0
73,415		Mitsubishi Motors Corp.	548,037	0.0
20,693		Namco Bandai Holdings, Inc.	451,075	0.0
15,839		Next PLC	1,226,593	0.1
20,985		NGK Spark Plug Co., Ltd.	401,847	0.0
38,569	L	Nikon Corp.	589,763	0.1
268,992		Nissan Motor Co., Ltd.	2,486,897	0.2
8,406		Nitori Co., Ltd.	769,150	0.1
7,600		NOK Corp.	129,660	0.0
12,178		Nokian Renkaat OYJ	429,647	0.0
11,300		Numericable-SFR	474,573	0.0
21,880		Oriental Land Co., Ltd.	1,549,096	0.1
8,378		Paddy Power Betfair PLC	1,168,556	0.1
239,031		Panasonic Corp.	2,164,848	0.2
12,186		Pandora A/S	1,593,172	0.1
89,737		Pearson PLC	1,124,630	0.1
33,952		Persimmon PLC	1,014,525	0.1
47,690	@	Peugeot S.A.	815,884	0.1
8,151		Kering	1,455,306	0.1
24,333		ProSiebenSat.1 Media SE	1,249,134	0.1
20,628	@	Publicis Groupe	1,446,461	0.1
92,970		Rakuten, Inc.	897,436	0.1
5,999		REA Group Ltd.	248,301	0.0
110,427	@	Relx NV	1,925,248	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
120,662		Relx PLC	$2,238,402	0.2
20,807		Renault S.A.	2,067,753	0.2
4,266		Rinnai Corp.	376,851	0.0
4,449	@	RTL Group SA	374,743	0.0
2,200		Ryohin Keikaku Co., Ltd.	464,795	0.0
267,202		Sands China Ltd.	1,090,828	0.1
5,288		Sankyo Co., Ltd.	196,908	0.0
5,380	L	Sanrio Co., Ltd.	105,165	0.0
7,332		Schibsted ASA - Class A	213,910	0.0
6,507		Schibsted ASA - Class B	180,095	0.0
20,410		Sega Sammy Holdings, Inc.	222,371	0.0
47,519		Sekisui Chemical Co., Ltd.	585,004	0.1
65,585		Sekisui House Ltd.	1,106,522	0.1
169		SES S.A. - France	4,933	0.0
35,495		SES S.A. - Luxembourg	1,038,403	0.1
127,385		Shangri-La Asia Ltd.	145,582	0.0
2,661		Shimamura Co., Ltd.	332,176	0.0
8,655		Shimano, Inc.	1,357,337	0.1
202,327		Singapore Press Holdings Ltd.	600,116	0.1
208,365		SJM Holdings Ltd.	149,069	0.0
10,710		Sodexo SA	1,152,657	0.1
136,570		Sony Corp.	3,511,371	0.3
31,131	@	Sports Direct International PLC	168,863	0.0
17,088		Stanley Electric Co., Ltd.	386,208	0.0
19,059		Sumitomo Rubber Industries, Inc.	294,485	0.0
41,044		Suzuki Motor Corp.	1,097,462	0.1
3,283	L	Swatch Group AG - BR	1,132,664	0.1
5,458		Swatch Group AG - Reg	367,262	0.0
88,886		Tabcorp Holdings Ltd.	291,473	0.0
33,689		Takashimaya Co., Ltd.	281,600	0.0
179,369		Tattersall's Ltd.	519,678	0.0
311,722		Taylor Wimpey PLC	849,554	0.1
161,500		Techtronic Industries Co., Ltd.	639,781	0.1
6,287	@	Telenet Group Holding NV	317,741	0.0
14,800		Toho Co., Ltd.	389,038	0.0
18,405		Toyota Industries Corp.	826,567	0.1
292,462		Toyota Motor Corp.	15,510,841	1.2
53,458		TUI AG	826,926	0.1
25,026		USS Co., Ltd.	399,342	0.0
8,668		Valeo SA	1,347,864	0.1
126,032		Vivendi SA	2,641,252	0.2
3,398		Volkswagen AG	493,644	0.0
20,278		Whitbread PLC	1,151,101	0.1
101,853		William Hill PLC	476,537	0.0
34,060	@	Wolters Kluwer NV	1,357,551	0.1
140,719		WPP PLC	3,275,297	0.3
177,679		Wynn Macau Ltd.	274,765	0.0
78,637	L	Yamada Denki Co., Ltd.	371,716	0.0
19,807		Yamaha Corp.	595,830	0.1
29,204		Yamaha Motor Co., Ltd.	485,391	0.0
12,769		Yokohama Rubber Co., Ltd.	209,907	0.0
88,949		Yue Yuen Industrial Holdings	305,809	0.0
7,898	@	Zalando SE	258,939	0.0
			163,509,310	12.5

		Consumer Staples: 12.1%
72,380		Aeon Co., Ltd.	1,045,603	0.1
61,428		Ajinomoto Co., Inc.	1,385,010	0.1
86,497		Anheuser-Busch InBev Worldwide, Inc.	10,746,135	0.8
9,277		Aryzta AG	383,375	0.0
43,058		Asahi Group Holdings, Ltd.	1,340,167	0.1
38,356		Associated British Foods PLC	1,840,225	0.1
258		Barry Callebaut AG	279,726	0.0
10,828		Beiersdorf AG	975,325	0.1
200,382		British American Tobacco PLC	11,717,490	0.9
8,501		Calbee, Inc.	337,292	0.0
12,013		Carlsberg A/S	1,142,261	0.1
59,102		Carrefour S.A.	1,623,722	0.1
6,370	L	Casino Guichard Perrachon S.A.	364,562	0.0
67,564		Coca-Cola Amatil Ltd.	457,503	0.0
22,111	@	Coca-Cola HBC AG	468,892	0.0
7,615		Colruyt S.A.	442,846	0.0
11,196	@	Delhaize Group	1,166,859	0.1
270,637		Diageo PLC	7,297,448	0.6
63,988	@	Distribuidora Internacional de Alimentacion SA	331,557	0.0
6,838		FamilyMart Co., Ltd.	355,135	0.0
761,469		Golden Agri-Resources Ltd.	231,659	0.0
63,306		Danone	4,491,713	0.3
7,195	L	ICA Gruppen AB	237,806	0.0
11,150		Heineken Holding NV	868,072	0.1
24,862		Heineken NV	2,249,459	0.2
11,758		Henkel AG & Co. KGaA	1,152,958	0.1
103,540		Imperial Brands PLC	5,732,708	0.4
140,792		J Sainsbury PLC	557,913	0.0
116,602		Japan Tobacco, Inc.	4,853,285	0.4
27,926	@	Jeronimo Martins SGPS SA	456,506	0.0
54,875		Kao Corp.	2,926,042	0.2
7,297		Kerry Group PLC - KYG	678,606	0.1
10,984	@	Kerry Group PLC - KYGA	1,022,780	0.1
16,834		Kikkoman Corp.	552,602	0.0
91,456		Kirin Brewery Co., Ltd.	1,281,179	0.1
90,537		Koninklijke Ahold NV	2,033,584	0.2
2,500		Kose Corp.	243,043	0.0
7,664		Lawson, Inc.	641,558	0.1
106		Lindt & Spruengli AG - PC	656,780	0.1
11		Lindt & Spruengli AG - Reg	822,800	0.1
27,212		L'Oreal S.A.	4,867,867	0.4
13,388		MEIJI Holdings Co., Ltd.	1,075,843	0.1
18,500		Metro AG	572,269	0.0
343,361		Nestle S.A.	25,621,862	2.0
20,419		NH Foods Ltd.	449,441	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
24,867		Nisshin Seifun Group, Inc.	$394,916	0.0
6,917		Nissin Food Products Co., Ltd.	324,886	0.0
23,060		Pernod Ricard SA	2,567,798	0.2
68,873		Reckitt Benckiser Group PLC	6,643,237	0.5
2,550		Remy Cointreau SA	193,386	0.0
104,696		SABMiller PLC	6,394,587	0.5
82,071		Seven & I Holdings Co., Ltd.	3,496,855	0.3
40,062		Shiseido Co., Ltd.	892,502	0.1
15,334		Suntory Beverage & Food Ltd.	689,831	0.1
61,612		Svenska Cellulosa AB SCA	1,921,726	0.1
20,606		Swedish Match AB	698,504	0.1
50,581		Tate & Lyle PLC	419,216	0.0
879,152		Tesco PLC	2,414,571	0.2
10,488		Toyo Suisan Kaisha Ltd.	376,480	0.0
87,169		Treasury Wine Estates Ltd.	643,654	0.1
39,578		Uni-Charm Corp.	861,428	0.1
175,702		Unilever NV	7,899,359	0.6
138,511		Unilever PLC	6,245,822	0.5
119,718		Wesfarmers Ltd.	3,799,931	0.3
570,500	#,@	WH Group Ltd.	412,592	0.0
227,976		Wilmar International Ltd.	568,493	0.0
242,180	L	WM Morrison Supermarkets PLC	689,696	0.1
136,728		Woolworths Ltd.	2,314,086	0.2
9,785		Yakult Honsha Co., Ltd.	432,909	0.0
9,000		Yamazaki Baking Co., Ltd.	189,436	0.0
			159,465,369	12.1

		Energy: 4.5%
1,980,096		BP PLC	9,907,109	0.8
27,507		Caltex Australia Ltd.	717,413	0.1
270,986		ENI S.p.A.	4,092,628	0.3
45,304		Galp Energia SGPS SA	568,878	0.0
44		Idemitsu Kosan Co., Ltd.	785	0.0
103,816		Inpex Corp.	786,186	0.1
249,166		JX Holdings, Inc.	959,380	0.1
24,453	@	Lundin Petroleum AB	413,337	0.0
14,296	L	Neste Oyj	469,798	0.0
143,018		Oil Search Ltd.	744,752	0.1
15,933		OMV AG	447,372	0.0
200,906		Origin Energy Ltd.	782,462	0.1
30,009		Petrofac Ltd.	396,038	0.0
121,414	@	Repsol YPF S.A.	1,365,175	0.1
430,482		Royal Dutch Shell PLC - Class A	10,394,374	0.8
423,087		Royal Dutch Shell PLC - Class B	10,295,694	0.8
636,206		Saipem S.p.A.	254,421	0.0
180,321		Santos Ltd.	558,720	0.0
22,519		Showa Shell Sekiyu KK	201,992	0.0
122,720		Statoil ASA	1,916,685	0.1
11,972		Technip S.A.	663,480	0.1
51,001		Tenaris S.A.	632,810	0.1
37,470		TonenGeneral Sekiyu KK	338,920	0.0
236,052		Total S.A.	10,740,706	0.8
81,820		Woodside Petroleum Ltd.	1,636,706	0.1
			59,285,821	4.5

		Financials: 23.2%
109,563		3i Group PLC	716,403	0.1
105,166		Aberdeen Asset Management PLC	417,462	0.0
45,443	@,L	Acom Co., Ltd.	228,810	0.0
22,488		Admiral Group PLC	638,907	0.1
197,294		Aegon NV	1,084,289	0.1
12,098		AEON Financial Service Co., Ltd.	284,815	0.0
12,042		Aeon Mall Co., Ltd.	178,164	0.0
23,012		Ageas	910,733	0.1
1,304,899		AIA Group Ltd.	7,417,077	0.6
49,201		Allianz SE	7,990,510	0.6
340,299		AMP Ltd.	1,508,394	0.1
128,682		Aozora Bank Ltd.	449,159	0.0
258,645		Ascendas Real Estate Investment Trust	458,731	0.0
126,172		Assicurazioni Generali S.p.A.	1,867,737	0.2
23,550		ASX Ltd.	747,040	0.1
313,018		Australia & New Zealand Banking Group Ltd.	5,611,288	0.4
437,704		Aviva PLC	2,857,955	0.2
213,688		AXA S.A.	5,010,719	0.4
5,722		Baloise Holding AG	726,307	0.1
4,040,826	@,L	Banco Comercial Portugues SA	163,912	0.0
558,867		Banco de Sabadell SA	1,003,644	0.1
41,944	L	Banco Popolare SC	288,020	0.0
192,976		Banco Popular Espanol SA - Interim	500,832	0.0
1,563,632	@	Banco Santander SA	6,867,302	0.5
139,262		Bank Hapoalim BM	722,885	0.1
173,356	@	Bank Leumi Le-Israel BM	622,543	0.1
136,152	L	Bank of East Asia Ltd.	508,901	0.0
43,557		Bank of Kyoto Ltd.	283,973	0.0
42,609		Bank of Queensland Ltd.	395,060	0.0
120,809		Bank of Yokohama Ltd.	549,059	0.0
503,462		Bankia SA	473,958	0.0
75,624		Bankinter S.A.	532,829	0.0
1,813,910		Barclays PLC	3,893,727	0.3
686,225		Banco Bilbao Vizcaya Argentaria S.A.	4,531,335	0.4
53,801		Bendigo Bank Ltd.	365,122	0.0
874,585	@	BGP Holdings PLC	–	–
114,287		BNP Paribas	5,741,859	0.4
408,917		BOC Hong Kong Holdings Ltd.	1,221,531	0.1
109,399		British Land Co. PLC	1,098,136	0.1
4,261	@	CaixaBank SA	12,560	0.0
160,000		CapitaCommercial Trust	174,631	0.0
101,444		Capital Shopping Centres Group PLC	454,860	0.0
309,696		CapitaLand Ltd.	704,347	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
296,801		CapitaMall Trust	$459,967	0.0
34,959		Challenger Ltd.	224,342	0.0
292,199		Cheung Kong Property Holdings Ltd.	1,883,011	0.2
81,266		Chiba Bank Ltd.	404,759	0.0
22,006		Chugoku Bank Ltd.	229,019	0.0
50,681		City Developments Ltd.	306,856	0.0
8,177		CNP Assurances	127,338	0.0
112,565		Commerzbank AG	976,679	0.1
184,682		Commonwealth Bank of Australia	10,587,620	0.8
114,489		Credit Agricole SA	1,238,073	0.1
17,524		Credit Saison Co., Ltd.	304,843	0.0
186,105		Credit Suisse Group AG	2,628,166	0.2
268,509	L	CaixaBank SA	791,451	0.1
117,683		Dai-ichi Life Insurance Co., Ltd.	1,426,257	0.1
7,881		Daito Trust Construction Co., Ltd.	1,117,812	0.1
66,254		Daiwa House Industry Co., Ltd.	1,862,289	0.1
184,121		Daiwa Securities Group, Inc.	1,131,683	0.1
78,987		Danske Bank A/S	2,229,050	0.2
181,620		DBS Group Holdings Ltd.	2,069,010	0.2
149,031		Deutsche Bank AG	2,530,132	0.2
20,887		Deutsche Boerse AG	1,778,407	0.1
37,557		Deutsche Wohnen AG	1,165,567	0.1
110,927		Dexus Property Group	673,617	0.1
153,054		Direct Line Insurance Group PLC	811,827	0.1
106,093		DnB NOR ASA	1,252,777	0.1
31,436		Erste Bank der Oesterreichischen Sparkassen AG	882,317	0.1
4,527		Eurazeo SA	305,766	0.0
11,951		Exor S.p.A.	427,598	0.0
251,541		First Pacific Co.	187,815	0.0
3,247		Fonciere Des Regions	306,210	0.0
94,719		Fukuoka Financial Group, Inc.	308,545	0.0
3,130		Gecina S.A.	429,327	0.0
22,766		Gjensidige Forsikring ASA	387,835	0.0
376,197		Global Logistic Properties Ltd.	536,555	0.0
200,981		Goodman Group	1,027,867	0.1
3,089,964	@	Governor & Co. of the Bank of Ireland	893,738	0.1
206,363		GPT Group	790,012	0.1
8,756		Groupe Bruxelles Lambert S.A.	721,420	0.1
44,145		Gunma Bank Ltd.	182,333	0.0
49,047		Hachijuni Bank Ltd.	211,298	0.0
87,058		Hammerson PLC	722,214	0.1
253,823		Hang Lung Properties Ltd.	484,603	0.0
84,636		Hang Seng Bank Ltd.	1,497,549	0.1
6,848		Hannover Rueck SE	795,892	0.1
26,655		Hargreaves Lansdown PLC	513,325	0.0
134,029		Henderson Land Development Co., Ltd.	824,173	0.1
37,000		Hiroshima Bank Ltd.	135,004	0.0
50,000		Hokugin Financial Group, Inc.	65,699	0.0
123,888		Hong Kong Exchanges and Clearing Ltd.	2,985,226	0.2
38,433		Hongkong Land Holdings Ltd. - HKHGF	230,021	0.0
2,109,380		HSBC Holdings PLC	13,118,116	1.0
77,644		Hysan Development Co., Ltd.	330,895	0.0
3,958	@	Icade	302,474	0.0
64,008		ICAP PLC	435,348	0.0
8,717	@	Industrivarden AB	148,358	0.0
417,844		ING Groep NV	5,000,276	0.4
267,858		Insurance Australia Group Ltd.	1,143,991	0.1
1,402,856		Intesa Sanpaolo SpA - ISP	3,878,928	0.3
58,136		Intesa Sanpaolo SpA - ISPR	150,890	0.0
65,024		Investec PLC - INVP - GBP	476,979	0.0
49,620		Investor AB	1,754,027	0.1
26,756		Iyo Bank Ltd.	174,928	0.0
32,400		Japan Post Bank Co. Ltd.	399,050	0.0
38,900		Japan Post Holdings Co. Ltd.	520,342	0.0
98		Japan Prime Realty Investment Corp.	399,122	0.0
144		Japan Real Estate Investment Corp.	831,297	0.1
276		Japan Retail Fund Investment Corp.	662,663	0.1
68,344		Joyo Bank Ltd.	234,269	0.0
25,191		Julius Baer Group Ltd.	1,079,609	0.1
27,324		KBC Groep NV	1,407,127	0.1
72,560		Kerry Properties Ltd.	199,222	0.0
27,530		Kinnevik Investment AB	779,819	0.1
20,009		Klepierre	955,789	0.1
18,400		Kyushu Financial Group, Inc.	105,662	0.0
87,451		Land Securities Group PLC	1,378,883	0.1
639,969		Legal & General Group PLC	2,156,341	0.2
62,778		Lend Lease Corp., Ltd.	666,456	0.1
250,032		Link REIT	1,485,353	0.1
6,148,480		Lloyds Banking Group Plc	5,988,591	0.5
35,529		London Stock Exchange Group PLC	1,435,198	0.1
33,187		Macquarie Group Ltd.	1,679,727	0.1
107,391	@	Corp. Mapfre S.A.	231,126	0.0
250,000		Medibank Pvt Ltd.	560,703	0.1
66,532		Mediobanca S.p.A.	478,471	0.0
443,942		Mirvac Group	657,785	0.1
135,327		Mitsubishi Estate Co., Ltd.	2,511,665	0.2
1,377,906		Mitsubishi UFJ Financial Group, Inc.	6,384,673	0.5

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
59,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	$262,955	0.0
100,619		Mitsui Fudosan Co., Ltd.	2,506,184	0.2
55,354		MS&AD Insurance Group Holdings, Inc.	1,542,786	0.1
2,563,961		Mizuho Financial Group, Inc.	3,821,027	0.3
18,042		Muenchener Rueckversicherungs-Gesellschaft AG	3,661,529	0.3
283,726		National Australia Bank Ltd.	5,696,908	0.4
108,870	@	Natixis SA	535,226	0.0
579,094		New World Development Ltd.	552,703	0.1
162		Nippon Prologis REIT, Inc.	362,217	0.0
157		Nippon Building Fund, Inc.	929,420	0.1
35,813		NKSJ Holdings, Inc.	1,014,993	0.1
27,024		NN Group NV	882,192	0.1
398,226		Nomura Holdings, Inc.	1,778,617	0.1
13,745		Nomura Real Estate Holdings, Inc.	253,733	0.0
345		Nomura Real Estate Master Fund, Inc.	513,568	0.0
327,004		Nordea Bank AB	3,136,591	0.2
543,551		Old Mutual PLC	1,501,353	0.1
132,163		ORIX Corp.	1,882,426	0.2
61,814		Osaka Securities Exchange Co. Ltd.	945,641	0.1
339,922		Oversea-Chinese Banking Corp.	2,227,742	0.2
2,448		Pargesa Holding SA	156,020	0.0
1,851		Partners Group	743,637	0.1
12,137		Provident Financial PLC	515,833	0.0
278,636		Prudential PLC	5,184,972	0.4
150,507		QBE Insurance Group Ltd.	1,257,740	0.1
12,113	L	Raiffeisen International Bank Holding AG	183,066	0.0
238,313		Resona Holdings, Inc.	849,713	0.1
367,746	@	Royal Bank of Scotland Group PLC	1,172,630	0.1
112,741		RSA Insurance Group PLC	768,317	0.1
47,949		Sampo OYJ	2,271,083	0.2
23,870		Softbank Investment Corp.	241,991	0.0
558,925		Scentre Group	1,902,581	0.2
13,306		Schroders PLC	511,543	0.0
18,398		Scor S.A.	648,640	0.1
88,090		Segro PLC	518,154	0.0
67,407		Seven Bank Ltd.	287,698	0.0
188,940		Shinsei Bank Ltd.	246,589	0.0
57,181		Shizuoka Bank Ltd.	412,285	0.0
26,664		Hulic Co. Ltd.	254,240	0.0
99,551		Singapore Exchange Ltd.	586,625	0.1
344,626		Sino Land Co.	547,417	0.0
165,325		Skandinaviska Enskilda Banken AB	1,576,577	0.1
78,103		Societe Generale	2,886,068	0.2
21,398		Sony Financial Holdings, Inc.	273,608	0.0
42,033		St. James's Place PLC	552,662	0.0
356,669		Standard Chartered PLC	2,412,148	0.2
216,913		Standard Life PLC	1,106,118	0.1
280,377		Stockland	917,279	0.1
137,651		Sumitomo Mitsui Financial Group, Inc.	4,178,765	0.3
361,859		Sumitomo Mitsui Trust Holdings, Inc.	1,059,335	0.1
39,496		Sumitomo Realty & Development Co., Ltd.	1,154,517	0.1
191,471		Sun Hung Kai Properties Ltd.	2,342,939	0.2
144,370		Suncorp Group Ltd.	1,317,173	0.1
109,000		Suntec Real Estate Investment Trust	135,457	0.0
21,761		Suruga Bank Ltd.	381,873	0.0
161,976		Svenska Handelsbanken AB	2,054,847	0.2
97,452		Swedbank AB	2,092,929	0.2
69,120		Swire Pacific Ltd.	745,524	0.1
135,825		Swire Properties Ltd.	367,651	0.0
3,539		Swiss Life Holding AG	939,137	0.1
6,697		Swiss Prime Site AG	590,040	0.1
37,907		Swiss Re Ltd.	3,500,320	0.3
62,711		T&D Holdings, Inc.	585,786	0.1
74,088		Tokio Marine Holdings, Inc.	2,503,280	0.2
23,411		Tokyo Tatemono Co., Ltd.	291,205	0.0
54,335		Tokyu Fudosan Holdings Corp.	368,797	0.0
6,685		Tryg A/S	129,467	0.0
395,517		UBS Group AG	6,362,301	0.5
10,663	L	Unibail-Rodamco SE	2,924,390	0.2
522,036		UniCredit SpA	1,881,941	0.2
101,428		Unione di Banche Italiane SCPA	374,609	0.0
100,871	@	UnipolSai SpA	232,961	0.0
132,756		United Overseas Bank Ltd.	1,856,991	0.1
302		United Urban Investment Corp.	487,824	0.0
394,260		Vicinity Centres	963,584	0.1
50,531		Vonovia SE	1,814,110	0.1
3,641		Wendel	395,933	0.0
205,209		Westfield Corp.	1,571,221	0.1
358,727		Westpac Banking Corp.	8,332,158	0.6
152,857		Wharf Holdings Ltd.	837,271	0.1
105,504		Wheelock & Co., Ltd.	471,439	0.0
23,000		Yamaguchi Financial Group, Inc.	208,819	0.0
16,169		Zurich Insurance Group AG	3,749,776	0.3
			304,579,988	23.2

		Health Care: 11.1%
11,234		Actelion Ltd. - Reg	1,676,560	0.1
40,667		Al Noor Hospitals Group Plc	522,186	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
21,568		Alfresa Holdings Corp.	$413,932	0.0
230,120		Astellas Pharma, Inc.	3,058,182	0.2
136,443		AstraZeneca PLC	7,617,837	0.6
89,330		Bayer AG	10,467,740	0.8
25,706		Chugai Pharmaceutical Co., Ltd.	795,430	0.1
7,040		Cochlear Ltd.	550,650	0.0
12,805		Coloplast A/S	968,993	0.1
50,782		CSL Ltd.	3,946,331	0.3
70,693		Daiichi Sankyo Co., Ltd.	1,569,041	0.1
18,409	L	Dainippon Sumitomo Pharma Co., Ltd.	211,776	0.0
27,479		Eisai Co., Ltd.	1,652,085	0.1
22,487	@	Essilor International SA	2,770,759	0.2
41,732		Fresenius SE & Co. KGaA	3,041,957	0.2
23,862		Fresenius Medical Care AG & Co. KGaA	2,105,252	0.2
350		Galenica AG	525,239	0.0
5,370	@	Genmab A/S	743,097	0.1
22,967	L	Getinge AB	528,343	0.0
525,319		GlaxoSmithKline PLC	10,634,133	0.8
32,610		Grifols SA	724,510	0.1
137,880		Healthscope Ltd.	280,559	0.0
5,429		Hisamitsu Pharmaceutical Co., Inc.	242,625	0.0
26,714		Kyowa Hakko Kogyo Co., Ltd.	426,273	0.0
6,031		Lonza Group AG	1,019,488	0.1
22,100		M3, Inc.	555,788	0.1
14,186		Merck KGaA	1,180,047	0.1
3,932		Miraca Holdings, Inc.	161,418	0.0
25,613		Mitsubishi Tanabe Pharma Corp.	445,042	0.0
245,644		Novartis AG	17,772,819	1.4
212,401		Novo Nordisk A/S	11,502,277	0.9
28,757		Olympus Corp.	1,116,467	0.1
43,090		Ono Pharmaceutical Co., Ltd.	1,822,822	0.1
11,104		Orion Oyj	366,537	0.0
43,346		Otsuka Holdings Co. Ltd.	1,574,398	0.1
26,103	@	Qiagen NV	580,438	0.1
16,464		Ramsay Health Care Ltd.	773,023	0.1
75,812		Roche Holding AG	18,614,900	1.4
45,693		Ryman Healthcare Ltd.	263,666	0.0
126,726		Sanofi	10,188,262	0.8
42,045		Santen Pharmaceutical Co., Ltd.	631,956	0.1
32,732		Shionogi & Co., Ltd.	1,538,444	0.1
64,407		Shire PLC	3,673,426	0.3
96,971		Smith & Nephew PLC	1,595,435	0.1
46,615		Sonic Healthcare Ltd.	668,539	0.1
6,022		Sonova Holding AG - Reg	768,557	0.1
9,317		Suzuken Co., Ltd.	316,230	0.0
13,938		Sysmex Corp.	871,347	0.1
1,900		Taisho Pharmaceutical Holdings Co. Ltd.	150,585	0.0
82,062		Takeda Pharmaceutical Co., Ltd.	3,741,253	0.3
33,264		Terumo Corp.	1,190,421	0.1
98,688		Teva Phaemaceutical Industries Ltd.	5,307,824	0.4
13,885	@	UCB S.A.	1,059,917	0.1
1,294	@	William Demant Holding	129,970	0.0
			145,054,786	11.1

		Industrials: 13.3%
236,571	@	ABB Ltd.	4,608,714	0.4
49,211		Abertis Infraestructuras S.A.	808,018	0.1
20,093		ACS Actividades de Construccion y Servicios S.A.	597,571	0.1
17,972		Adecco S.A.	1,169,100	0.1
7,070	#,@	Aena SA	911,599	0.1
7,671	@	AerCap Holdings NV	297,328	0.0
3,387		Aeroports de Paris	418,287	0.0
29,629		Aggreko PLC	457,548	0.0
33,979		Alfa Laval AB	554,978	0.0
141,895	L	All Nippon Airways Co., Ltd.	399,667	0.0
18,073		Alstom SA	461,235	0.0
40,389		Amada Holdings Co., Ltd.	393,541	0.0
8,945	L	Andritz AG	490,044	0.0
423		AP Moller - Maersk A/S - Class A	539,733	0.0
726		AP Moller - Maersk A/S - Class B	951,809	0.1
105,107		Asahi Glass Co., Ltd.	575,128	0.1
58,048	@	Asciano Group	398,876	0.0
54,691		Ashtead Group PLC	677,234	0.1
109,706		Assa Abloy AB	2,159,837	0.2
44,228		Atlantia S.p.A	1,225,435	0.1
70,873		Atlas Copco - A	1,778,725	0.1
42,626		Atlas Copco - B	1,003,128	0.1
111,253		Auckland International Airport Ltd.	494,339	0.0
234,372		Aurizon Holdings Ltd.	712,192	0.1
28,935		Babcock International Group	394,018	0.0
342,859		BAE Systems PLC	2,500,903	0.2
82,988		Bollore Investissement	321,717	0.0
20,996		Bouygues S.A.	853,474	0.1
173,480		Brambles Ltd.	1,607,149	0.1
17,294		Brenntag AG	985,462	0.1
37,367		Bunzl PLC	1,083,892	0.1
28,039	@	Bureau Veritas SA	623,404	0.1
64,288		Capita Group PLC	959,791	0.1
135,879		Cathay Pacific Airways Ltd.	235,343	0.0
15,728		Central Japan Railway Co.	2,781,519	0.2
51,850	L	Cie de Saint-Gobain	2,277,476	0.2
11,527		CIMIC Group Ltd.	306,683	0.0
293,199		CK Hutchison Holdings Ltd.	3,809,254	0.3
105,308		CNH Industrial NV	714,958	0.1
124,932		Cobham PLC	389,041	0.0
256,402		ComfortDelgro Corp., Ltd.	555,720	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
68,748		Dai Nippon Printing Co., Ltd.	$610,077	0.1
22,698		Daikin Industries Ltd.	1,695,190	0.1
26,607	L	Deutsche Lufthansa AG	429,422	0.0
100,273		Deutsche Post AG	2,782,971	0.2
22,274		DSV A/S	926,470	0.1
34,833		East Japan Railway Co.	3,004,678	0.2
18,274		easyJet PLC	397,729	0.0
24,374		Edenred	472,540	0.0
63,790		Airbus Group SE	4,226,571	0.3
104,436		Experian PLC	1,864,121	0.1
20,293		Fanuc Ltd.	3,142,748	0.2
49,478	@	Ferrovial SA	1,061,847	0.1
45,220	@	Finmeccanica S.p.A.	572,601	0.1
3,751		Fraport AG Frankfurt Airport Services Worldwide	227,148	0.0
67,617		Fuji Electric Holdings Co., Ltd.	233,791	0.0
184,790		Group 4 Securicor PLC	504,247	0.0
19,929		GEA Group AG	972,358	0.1
4,184		Geberit AG - Reg	1,563,329	0.1
52,933	@	Groupe Eurotunnel S.A.	592,618	0.1
131,788		Hankyu Hanshin Holdings, Inc.	840,441	0.1
28,583		Hexagon AB	1,110,889	0.1
29,132		Hino Motors Ltd.	314,790	0.0
12,410	L	Hitachi Construction Machinery Co., Ltd.	196,960	0.0
3,500		Hoshizaki Electric Co., Ltd.	291,938	0.0
693,673		Hutchison Port Holdings Trust	346,837	0.0
158,424		IHI Corp.	335,335	0.0
31,108		IMI PLC	424,896	0.0
86,116		International Consolidated Airlines Group SA	685,219	0.1
17,876		Intertek Group PLC	811,653	0.1
12,943		ISS A/S	519,102	0.0
171,716		Itochu Corp.	2,110,190	0.2
13,778		Japan Airlines Co. Ltd.	505,101	0.0
3,600	L	Japan Airport Terminal Co., Ltd.	127,769	0.0
24,704		Jardine Matheson Holdings Ltd.	1,409,103	0.1
24,639		JGC Corp.	368,498	0.0
29,392		LIXIL Group Corp.	599,516	0.1
24,765		JTEKT Corp.	321,360	0.0
98,909		Kajima Corp.	619,589	0.1
29,520		Kamigumi Co., Ltd.	277,704	0.0
143,535		Kawasaki Heavy Industries Ltd.	414,097	0.0
40,000		Keihan Electric Railway Co., Ltd.	281,792	0.0
57,217		Keihin Electric Express Railway Co., Ltd.	503,260	0.0
67,343		Keio Corp.	591,005	0.1
31,996		Keisei Electric Railway Co., Ltd.	450,142	0.0
159,804		Keppel Corp., Ltd.	690,915	0.1
207,972		Kintetsu Group Holdings Co., Ltd.	842,843	0.1
101,683		Komatsu Ltd.	1,728,707	0.1
36,125		Kone OYJ	1,738,730	0.1
102,727		Koninklijke Philips NV	2,926,013	0.2
9,060		Boskalis Westminster NV	355,089	0.0
8,090		Koninklijke Vopak NV	402,355	0.0
122,222		Kubota Corp.	1,668,300	0.1
5,741		Kuehne & Nagel International AG	815,890	0.1
11,248		Kurita Water Industries Ltd.	256,201	0.0
29,134		Legrand S.A.	1,628,420	0.1
3,800		Mabuchi Motor Co., Ltd.	176,793	0.0
13,204		Makita Corp.	818,448	0.1
3,805		MAN SE	411,499	0.0
181,256	L	Marubeni Corp.	917,047	0.1
84,034		Meggitt PLC	489,883	0.0
12,260	L	Metso OYJ	292,179	0.0
32,000		Minebea Co., Ltd.	249,486	0.0
144,493		Mitsubishi Corp.	2,445,035	0.2
205,361		Mitsubishi Electric Corp.	2,151,758	0.2
332,193		Mitsubishi Heavy Industries Ltd.	1,234,153	0.1
14,490	L	Mitsubishi Logistics Corp.	190,083	0.0
187,001		Mitsui & Co., Ltd.	2,150,225	0.2
124,930		Mitsui OSK Lines Ltd.	254,179	0.0
150,644		MTR Corp.	746,607	0.1
13,521		Nabtesco Corp.	303,281	0.0
102,000	L	Nagoya Railroad Co., Ltd.	476,276	0.0
28,769		NGK Insulators Ltd.	530,888	0.0
24,192	L	Nidec Corp.	1,655,274	0.1
93,220		Nippon Express Co., Ltd.	423,823	0.0
192,030		Nippon Yusen KK	370,294	0.0
310,211		Noble Group Ltd.	101,086	0.0
51,749		NSK Ltd.	473,655	0.0
128,604	L	NWS Holdings Ltd.	205,089	0.0
73,015		Obayashi Corp.	719,683	0.1
6,786	@	OCI	132,590	0.0
70,654		Odakyu Electric Railway Co., Ltd.	768,567	0.1
88,209		Orkla ASA	797,831	0.1
9,658		Osram Licht AG	496,478	0.0
11,799		Park24 Co., Ltd.	330,119	0.0
21,990		Prysmian S.p.A.	497,533	0.0
51,328		Qantas Airways Ltd.	160,213	0.0
12,661		Randstad Holdings NV	700,303	0.1
11,800		Recruit Holdings Co. Ltd.	359,790	0.0
30,576	@	Rexel SA	435,854	0.0
197,715		Rolls-Royce Holdings PLC	1,932,325	0.2
74,647		Royal Mail PLC	514,733	0.0
32,728		Safran S.A.	2,284,418	0.2
115,562		Sandvik AB	1,193,519	0.1
4,939		Schindler Holding AG - Part Cert	909,902	0.1
2,262		Schindler Holding AG - Reg	414,205	0.0
60,465		Schneider Electric SE	3,810,542	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
23,006		Secom Co., Ltd.	$1,707,115	0.1
34,688		Securitas AB	573,618	0.1
39,012	L	Seek Ltd.	484,307	0.0
11,000		Seibu Holdings, Inc.	232,605	0.0
115,094		SembCorp Industries Ltd.	257,595	0.0
89,438		SembCorp Marine Ltd.	109,317	0.0
596		SGS S.A.	1,258,498	0.1
66,692		Shimizu Corp.	564,840	0.1
85,549		Siemens AG	9,047,745	0.7
71,560		Singapore Airlines Ltd.	606,343	0.1
41,062		Skanska AB	936,664	0.1
44,147	L	SKF AB - B Shares	795,820	0.1
5,936		SMC Corp.	1,375,538	0.1
45,512		Smiths Group PLC	701,802	0.1
229,877		Snam Rete Gas S.p.A.	1,438,578	0.1
3,263		Societe BIC S.A.	490,284	0.0
4,600		Sohgo Security Services Co., Ltd.	249,060	0.0
189,406		Singapore Technologies Engineering Ltd.	453,574	0.0
1,570		Sulzer AG	155,685	0.0
126,155		Sumitomo Corp.	1,251,830	0.1
84,733		Sumitomo Electric Industries Ltd.	1,027,467	0.1
68,982		Sumitomo Heavy Industries	284,732	0.0
126,308		Sydney Airport	647,015	0.1
114,809		Taisei Corp.	758,161	0.1
10,923		Thales S.A.	954,506	0.1
13,878		THK Co., Ltd.	255,471	0.0
49,570		TNT Express NV	444,715	0.0
118,927		Tobu Railway Co., Ltd.	592,886	0.1
125,389		Tokyu Corp.	1,050,184	0.1
66,432		Toppan Printing Co., Ltd.	556,981	0.1
451,619	L	Toshiba Corp.	878,125	0.1
16,434		Toto Ltd.	511,538	0.0
25,754		Toyota Tsusho Corp.	581,420	0.1
212,629		Transurban Group - Stapled Security	1,846,987	0.1
27,894		Travis Perkins PLC	730,705	0.1
24,769	L	Vestas Wind Systems A/S	1,745,217	0.1
50,594		Vinci S.A.	3,755,301	0.3
166,198		Volvo AB - B Shares	1,820,320	0.1
16,123	L	Wartsila OYJ	728,809	0.1
24,551		Weir Group PLC	390,090	0.0
18,221		West Japan Railway Co.	1,125,096	0.1
27,847		Wolseley PLC	1,571,932	0.1
37,601		Yamato Holdings Co., Ltd.	749,653	0.1
18,791		Zardoya Otis SA	218,111	0.0
21,831		Zodiac Aerospace	435,985	0.0
			175,152,846	13.3

		Information Technology: 5.2%
16,200		Alps Electric Co., Ltd.	282,676	0.0
48,139	@	Amadeus IT Holding S.A.	2,058,617	0.2
153,227		ARM Holdings PLC	2,231,177	0.2
26,300		ASM Pacific Technology Ltd.	207,054	0.0
37,467		ASML Holding NV	3,770,478	0.3
9,338		Atos SE	758,422	0.1
90,787	#	Auto Trader Group PLC	507,958	0.0
27,686		Brother Industries Ltd.	317,987	0.0
115,293		Canon, Inc.	3,438,378	0.3
17,078		Cap Gemini SA	1,601,995	0.1
6,750	@,L	Check Point Software Technologies	590,423	0.1
31,467		Citizen Holdings Co., Ltd.	178,302	0.0
58,883		Computershare Ltd.	440,713	0.0
14,201		Dassault Systemes SA	1,125,170	0.1
331,678		Telefonaktiebolaget LM Ericsson	3,320,994	0.3
50,660		Fuji Photo Film Co., Ltd.	2,002,453	0.2
201,135		Fujitsu Ltd.	743,752	0.1
8,816	L	Gemalto NV	650,730	0.1
42,596	L	GungHo Online Entertainment, Inc.	119,829	0.0
17,442		Hamamatsu Photonics KK	480,685	0.0
3,680		Hirose Electric Co., Ltd.	405,570	0.0
523,956		Hitachi Ltd.	2,455,703	0.2
45,637		Hoya Corp.	1,734,691	0.1
123,288		Infineon Technologies AG	1,748,023	0.1
5,262		Ingenico Group SA	603,193	0.1
17,323	L	Kakaku.com, Inc.	321,189	0.0
4,922		Keyence Corp.	2,684,322	0.2
11,566	L	Konami Corp.	341,823	0.0
52,623		Konica Minolta Holdings, Inc.	446,327	0.0
35,194		Kyocera Corp.	1,549,634	0.1
4,200		Mixi, Inc.	155,767	0.0
7,480	@,L	Mobileye NV	278,929	0.0
21,248		Murata Manufacturing Co., Ltd.	2,563,929	0.2
288,207		NEC Corp.	724,548	0.1
11,200		Nexon Co. Ltd.	191,009	0.0
7,777		NICE Systems Ltd.	505,453	0.0
11,694		Nintendo Co., Ltd.	1,662,282	0.1
45,414		Nippon Electric Glass Co., Ltd.	232,265	0.0
433,624	L	Nokia OYJ - Finland	2,572,365	0.2
172,697	@	Nokia OYJ - France	1,022,061	0.1
14,506		Nomura Research Institute Ltd.	488,518	0.0
14,884		NTT Data Corp.	746,409	0.1
14,576	@	NXP Semiconductor NV - NXPI - US	1,181,676	0.1
5,300		Obic Co., Ltd.	280,178	0.0
22,323		Omron Corp.	663,944	0.1
5,861		Otsuka Corp.	309,175	0.0
78,232		Ricoh Co., Ltd.	796,256	0.1
10,650		Rohm Co., Ltd.	447,906	0.0
115,450		Sage Group PLC	1,040,941	0.1
106,549		SAP SE	8,573,846	0.7
30,216		Seiko Epson Corp.	485,962	0.0
28,172		Shimadzu Corp.	441,974	0.0
72,292		STMicroelectronics NV	402,397	0.0
13,412		TDK Corp.	744,177	0.1
18,665		Tokyo Electron Ltd.	1,215,641	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
12,453		Trend Micro, Inc.	$455,779	0.0
14,162		United Internet AG	709,560	0.1
99,955	#,@	Worldpay Group PLC	393,797	0.0
164,444	L	Yahoo! Japan Corp.	699,912	0.1
25,742		Yaskawa Electric Corp.	296,873	0.0
23,173		Yokogawa Electric Corp.	239,353	0.0
			67,641,150	5.2

		Materials: 6.5%
37,125		Air Liquide SA	4,165,096	0.3
20,043		Air Water, Inc.	297,113	0.0
26,975		Akzo Nobel NV	1,838,808	0.1
290,935		Alumina Ltd.	289,423	0.0
126,508		Amcor Ltd.	1,389,189	0.1
152,079	L	Anglo American PLC	1,199,032	0.1
43,524	L	Antofagasta PLC	292,502	0.0
198,507	L	ArcelorMittal	895,542	0.1
7,673		Arkema SA	574,844	0.1
137,653		Asahi Kasei Corp.	929,668	0.1
96,421		BASF SE	7,250,446	0.6
346,382		BHP Billiton Ltd.	4,475,869	0.4
226,871		BHP Billiton PLC	2,540,578	0.2
30,261		Boliden AB	482,714	0.0
86,711		Boral Ltd.	410,148	0.0
9,262		Chr Hansen Holding A/S	621,122	0.1
31,412		CRH PLC - Dublin	887,165	0.1
60,857		CRH PLC - London	1,716,994	0.1
15,168		Croda International	660,455	0.1
33,384		Daicel Corp.	455,071	0.0
941	@	EMS-Chemie Holding AG	487,273	0.0
16,017		Evonik Industries AG	479,026	0.0
81,134		Fletcher Building Ltd.	442,270	0.0
183,287	L	Fortescue Metals Group Ltd.	356,560	0.0
24,474		Fresnillo PLC	334,234	0.0
1,002		Givaudan	1,963,720	0.2
1,292,932		Glencore PLC	2,907,099	0.2
15,582		HeidelbergCement AG	1,331,567	0.1
25,910		Hitachi Metals Ltd.	267,192	0.0
26,601		LafargeHolcim Ltd.	1,249,173	0.1
49,610		Iluka Resources Ltd.	248,739	0.0
3,929		Imerys SA	273,643	0.0
203,741		Incitec Pivot Ltd.	497,249	0.0
50,293		Israel Chemicals Ltd.	218,405	0.0
49,856		James Hardie Industries SE	682,540	0.1
54,902		JFE Holdings, Inc.	737,346	0.1
20,885		Johnson Matthey PLC	820,997	0.1
20,435		JSR Corp.	293,841	0.0
20,042	L	K+S AG	467,459	0.0
20,000		Kaneka Corp.	171,257	0.0
28,553		Kansai Paint Co., Ltd.	458,315	0.0
377,769		Kobe Steel Ltd.	332,035	0.0
19,888		Koninklijke DSM NV	1,093,466	0.1
42,467		Kuraray Co., Ltd.	518,984	0.0
20,344		LafargeHolcim Ltd.	951,273	0.1
10,403		Lanxess	498,581	0.0
19,990		Linde AG	2,904,518	0.2
154,148		Mitsubishi Chemical Holdings Corp.	804,822	0.1
46,678		Mitsubishi Gas Chemical Co., Inc.	250,686	0.0
118,515		Mitsubishi Materials Corp.	334,373	0.0
99,074		Mitsui Chemicals, Inc.	329,782	0.0
33,504		Mondi PLC	640,703	0.1
80,873	@	Newcrest Mining Ltd.	1,046,572	0.1
15,717		Nippon Paint Co., Ltd.	347,645	0.0
84,180		Nippon Steel Corp.	1,613,871	0.1
18,442		Nitto Denko Corp.	1,027,652	0.1
146,660		Norsk Hydro ASA	602,556	0.1
25,884		Novozymes A/S	1,162,358	0.1
96,826		OJI Paper Co., Ltd.	388,896	0.0
43,625		Orica Ltd.	513,115	0.0
10,109		Randgold Resources Ltd.	919,743	0.1
76,475		Rexam PLC	695,162	0.1
45,946		Rio Tinto Ltd.	1,496,060	0.1
133,574		Rio Tinto PLC	3,744,158	0.3
45,389		Shin-Etsu Chemical Co., Ltd.	2,344,250	0.2
237		Sika AG	938,197	0.1
7,801		Solvay S.A.	779,939	0.1
328,546		South32 Ltd. - AUD	368,676	0.0
242,587	@	South32 Ltd. - GBP	272,788	0.0
58,035		Stora Enso OYJ (Euro Denominated Security)	518,522	0.0
139,171		Sumitomo Chemical Co., Ltd.	629,944	0.1
53,561		Sumitomo Metal Mining Co., Ltd.	529,929	0.0
12,690		Symrise AG	849,622	0.1
10,053		Syngenta AG	4,168,947	0.3
137,001		Taiheiyo Cement Corp.	315,323	0.0
16,725		Taiyo Nippon Sanso Corp.	158,919	0.0
106,509		Teijin Ltd.	370,895	0.0
41,116		ThyssenKrupp AG	851,608	0.1
161,903		Toray Industries, Inc.	1,381,705	0.1
19,885		Toyo Seikan Kaisha Ltd.	372,100	0.0
10,826		Umicore	537,404	0.1
57,512	L	UPM-Kymmene OYJ	1,039,796	0.1
11,973		Voestalpine AG	399,341	0.0
19,592		Yara International ASA	735,479	0.1
			85,840,079	6.5

		Telecommunication Services: 5.0%
16,989		Proximus SADP	579,742	0.1
230,545		Bezeq Israeli Telecommunication Corp., Ltd.	520,352	0.0
910,837		BT Group PLC	5,751,148	0.4
349,352		Deutsche Telekom AG	6,263,308	0.5
17,002	L	Elisa OYJ	660,210	0.1
210,984		Orange SA	3,684,404	0.3
320,867		HKT Trust / HKT Ltd.	441,756	0.0
3,028		Iliad SA	777,972	0.1
51,643		Inmarsat PLC	728,471	0.1
189,301		KDDI Corp.	5,050,698	0.4
352,360		Koninklijke KPN NV	1,475,532	0.1
7,228		Millicom International Cellular S.A.	394,284	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
75,298		Nippon Telegraph & Telephone Corp.	$3,252,686	0.3
150,554		NTT DoCoMo, Inc.	3,422,306	0.3
234,000		PCCW Ltd.	151,565	0.0
893,050		Singapore Telecommunications Ltd.	2,527,916	0.2
101,446		SoftBank Group Corp.	4,852,167	0.4
2,726		Swisscom AG	1,479,562	0.1
92,518		TDC A/S	452,186	0.0
38,355		Tele2 AB	355,002	0.0
205,039		Spark New Zealand Ltd.	516,890	0.0
1,189,628		Telecom Italia S.p.A. - TIT	1,282,208	0.1
705,731		Telecom Italia S.p.A. - TITR	617,633	0.1
53,237		Telefonica Deutschland Holding AG	287,788	0.0
488,983	@	Telefonica S.A.	5,465,189	0.4
82,424	L	Telenor ASA	1,332,719	0.1
281,141		TeliaSonera AB	1,456,754	0.1
450,030		Telstra Corp., Ltd.	1,836,556	0.1
32,605		TPG Telecom Ltd.	283,326	0.0
36,409		Vocus Communications Ltd.	232,265	0.0
2,867,835		Vodafone Group PLC	9,112,969	0.7
			65,245,564	5.0

		Utilities: 3.7%
76,528		AGL Energy Ltd.	1,077,455	0.1
113,263		APA Group	763,898	0.1
554,866		Centrica PLC	1,812,666	0.1
74,402		Cheung Kong Infrastructure Holdings Ltd.	727,595	0.1
72,342		Chubu Electric Power Co., Inc.	1,009,557	0.1
35,272		Chugoku Electric Power Co., Inc.	475,875	0.0
209,865		CLP Holdings Ltd.	1,899,573	0.1
80,930		Contact Energy Ltd.	279,671	0.0
136,320		DUET Group	234,071	0.0
217,359		E.ON AG	2,078,384	0.2
15,642		Electric Power Development Co., Ltd.	487,967	0.0
27,656	L	Electricite de France SA	309,629	0.0
24,342	@	Enagas	730,619	0.1
28,013	@	Endesa S.A.	536,823	0.0
206,230		Enel Green Power SpA	442,792	0.0
757,724		Enel S.p.A.	3,359,166	0.3
258,319	@	EDP - Energias de Portugal SA	917,148	0.1
48,326		Fortum OYJ	730,865	0.1
38,464	@	Gas Natural SDG S.A.	776,540	0.1
158,110		Engie SA	2,449,701	0.2
16,681		Hokuriku Electric Power Co.	235,815	0.0
782,726		Hong Kong & China Gas	1,463,199	0.1
155,345		Power Assets Holdings Ltd.	1,589,895	0.1
596,944	@	Iberdrola S.A.	3,973,840	0.3
77,462	@	Kansai Electric Power Co., Inc.	685,368	0.0
50,660	@	Kyushu Electric Power Co., Inc.	481,400	0.0
131,000		Meridian Energy Ltd.	236,979	0.0
405,649		National Grid PLC	5,739,656	0.4
214,828		Osaka Gas Co., Ltd.	824,627	0.1
12,029	@	Red Electrica de Espana	1,042,024	0.1
53,685		RWE AG	690,630	0.1
108,328		SSE PLC	2,318,243	0.2
26,925		Severn Trent PLC	838,741	0.1
21,044		Shikoku Electric Power Co., Inc.	282,014	0.0
33,942		Suez Environnement S.A.	621,354	0.0
169,206		Terna S.p.A	964,785	0.1
22,000		Toho Gas Co., Ltd.	156,154	0.0
51,013		Tohoku Electric Power Co., Inc.	657,428	0.0
158,966	@	Tokyo Electric Power Co., Inc.	873,303	0.1
252,361		Tokyo Gas Co., Ltd.	1,176,367	0.1
71,071		United Utilities Group PLC	940,769	0.1
50,017		Veolia Environnement	1,203,853	0.1
			48,096,439	3.7

	Total Common Stock
	(Cost $1,293,117,856)		1,273,871,352	97.1

PREFERRED STOCK: 0.5%
		Consumer Discretionary: 0.3%
6,079		Bayerische Motoren Werke AG	485,310	0.0
16,356		Porsche AG	845,358	0.1
20,326		Volkswagen AG	2,579,930	0.2
			3,910,598	0.3

		Consumer Staples: 0.2%
18,854		Henkel AG & Co. KGaA	2,074,089	0.2

		Materials: 0.0%
7,773	@	Fuchs Petrolub AG	346,359	0.0

	Total Preferred Stock
	(Cost $7,705,779)		6,331,046	0.5

	Total Long-Term Investments
	(Cost $1,300,823,635)		1,280,202,398	97.6

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc: 2.2%
6,730,952	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $6,731,007, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $6,865,572, due 05/15/17-11/15/45)	$6,730,952	0.5
6,730,952	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $6,731,017, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,865,571, due 04/25/16-01/20/66)	6,730,952	0.5
6,357,081	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $6,357,138, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $6,484,223, due 04/01/16-02/20/61)	6,357,081	0.5
6,730,952	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $6,731,017, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $6,865,572, due 08/15/17-02/15/44)	6,730,952	0.5
1,790,666	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $1,790,685, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,830,100, due 04/15/18-01/15/29)	1,790,666	0.2
		28,340,603	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
18,545,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $18,545,000)	18,545,000	1.4

	Total Short-Term Investments
	(Cost $46,885,603)	46,885,603	3.6

	Total Investments in Securities (Cost $1,347,709,238)	$1,327,088,001	101.2
	Liabilities in Excess of Other Assets	(15,223,001)	(1.2)
	Net Assets	$1,311,865,000	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $1,360,617,294.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$146,627,646
Gross Unrealized Depreciation	(180,156,939)

Net Unrealized Depreciation	$(33,529,293)

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$562,506	$162,946,804	$–	$163,509,310
Consumer Staples	–	159,465,369	–	159,465,369
Energy	–	59,285,821	–	59,285,821
Financials	–	304,579,988	–	304,579,988
Health Care	–	145,054,786	–	145,054,786
Industrials	644,165	174,508,681	–	175,152,846
Information Technology	3,073,089	64,568,061	–	67,641,150
Materials	–	85,840,079	–	85,840,079
Telecommunication Services	441,756	64,803,808	–	65,245,564
Utilities	234,071	47,862,368	–	48,096,439
Total Common Stock	4,955,587	1,268,915,765	–	1,273,871,352
Preferred Stock	–	6,331,046	–	6,331,046
Short-Term Investments	18,545,000	28,340,603	–	46,885,603
Total Investments, at fair value	$23,500,587	$1,303,587,414	$–	$1,327,088,001
Other Financial Instruments+
Futures	123,014	–	–	123,014
Total Assets	$23,623,601	$1,303,587,414	$–	$1,327,211,015

(1)	For the period ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2016, securities valued at $16,453,778 and $163,734 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following futures contracts were outstanding for Voya International Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	351	06/17/16	$28,527,525	$123,014
			$28,527,525	$123,014

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya International Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$123,014
Total Asset Derivatives		$123,014

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 19.7%
2,200		ABC-Mart, Inc.	$140,800	0.1
5,400		Accordia Golf Co., Ltd.	50,692	0.0
700		Aeon Fantasy Co., Ltd.	14,006	0.0
4,300		Aisan Industry Co., Ltd.	33,799	0.0
18,100		Aisin Seiki Co., Ltd.	681,281	0.2
8,000		Akebono Brake Industry Co., Ltd.	19,210	0.0
1,400		Alpen Co., Ltd.	23,066	0.0
4,600		Alpine Electronics, Inc.	51,439	0.0
500		Amiyaki Tei Co., Ltd.	20,032	0.0
1,100		Amuse, Inc.	22,679	0.0
3,300		AOKI Holdings, Inc.	39,821	0.0
3,400		Aoyama Trading Co., Ltd.	130,483	0.1
1,300		Arata Corp.	28,567	0.0
3,800		Arc Land Sakamoto Co., Ltd.	40,202	0.0
1,200		Asahi Co., Ltd.	16,134	0.0
3,300		Asatsu-DK, Inc.	84,853	0.0
16,600		Asics Corp.	296,030	0.1
2,100		ASKUL Corp.	85,441	0.0
18,000		Atsugi Co., Ltd.	18,235	0.0
6,500	L	Autobacs Seven Co., Ltd.	109,656	0.1
3,600		Avex Group Holdings, Inc.	46,882	0.0
3,700		Belluna Co., Ltd.	18,765	0.0
6,100		Benesse Holdings, Inc.	175,632	0.1
6,400		Best Denki Co., Ltd.	6,706	0.0
8,900		BIC Camera, Inc.	80,739	0.0
62,200		Bridgestone Corp.	2,321,483	0.7
14,000		Calsonic Kansei Corp.	104,025	0.1
1,400		Can Do Co., Ltd.	19,227	0.0
4,700		Canon Sales Co., Inc.	82,069	0.0
17,800	L	Casio Computer Co., Ltd.	358,988	0.1
700		Central Sports Co., Ltd.	14,291	0.0
2,300		Chiyoda Co., Ltd.	66,152	0.0
2,300		Chofu Seisakusho Co., Ltd.	53,257	0.0
1,200		Chori Co., Ltd.	15,531	0.0
9,000		Clarion Co., Ltd.	27,968	0.0
2,700		Cleanup Corp.	18,496	0.0
5,900	L	Colowide Co., Ltd.	89,222	0.0
4,200		COOKPAD, Inc.	67,051	0.0
1,200		Corona Corp.	11,699	0.0
5,400		Create Restaurants Holdings, Inc.	50,545	0.0
4,600	L	CyberAgent, Inc.	213,849	0.1
2,500		Daido Metal Co., Ltd.	19,296	0.0
1,900		Daidoh Ltd.	8,100	0.0
21,100		Daihatsu Motor Co., Ltd.	297,160	0.1
3,100		Daiichikosho Co., Ltd.	134,921	0.1
1,300		Daikoku Denki Co., Ltd.	15,208	0.0
2,800		Daikyonishikawa Corp.	40,116	0.0
1,500		Dainichi Co., Ltd.	8,072	0.0
1,300		Daisyo Corp.	17,312	0.0
9,300		DCM Holdings Co., Ltd.	67,218	0.0
8,600		Dena Co., Ltd.	148,033	0.1
43,400		Denso Corp.	1,742,100	0.6
20,600		Dentsu, Inc.	1,033,430	0.3
4,100		Descente Ltd.	60,353	0.0
11,400		Don Quijote Holdings Co. Ltd.	395,932	0.1
1,900		Doshisha Co., Ltd.	34,960	0.0
3,400		Doutor Nichires Holdings Co., Ltd.	54,889	0.0
2,200		Dunlop Sports Co. Ltd.	19,596	0.0
5,000		Dynic Corp.	6,879	0.0
2,000		Eagle Industry Co., Ltd.	26,342	0.0
7,100	L	EDION Corp.	53,808	0.0
2,600		Exedy Corp.	57,438	0.0
1,600		Yondoshi Holdings, Inc.	39,481	0.0
3,500		Fast Retailing Co., Ltd.	1,118,335	0.4
3,100		FCC Co., Ltd.	52,317	0.0
2,200		Foster Electric Co., Ltd.	46,398	0.0
3,100		France Bed Holdings Co., Ltd.	28,560	0.0
1,200		F-Tech, Inc.	11,356	0.0
2,300		Fuji Co., Ltd.	47,324	0.0
55,700		Fuji Heavy Industries Ltd.	1,966,947	0.6
3,000		Fuji Kiko Co., Ltd.	11,774	0.0
5,000	L	Fuji Kyuko Co., Ltd.	68,688	0.0
18,000		Fuji Television Network, Inc.	197,531	0.1
10,000		Fujibo Holdings, Inc.	19,898	0.0
2,500		Fujikura Rubber Ltd.	9,759	0.0
8,000	L	Fujita Kanko, Inc.	41,368	0.0
6,000		Fujitsu General Ltd.	92,563	0.0
2,400	L	Funai Electric Co., Ltd.	21,037	0.0
2,000		Furukawa Battery Co., Ltd.	11,338	0.0
6,400		Futaba Industrial Co., Ltd.	25,536	0.0
8,000		Gakken Holdings Co., Ltd.	17,968	0.0
600		Genki Sushi Co., Ltd.	11,889	0.0
3,600		Geo Corp.	59,823	0.0
1,100		GLOBERIDE, Inc.	14,135	0.0
800	L	Goldwin, Inc.	32,350	0.0
1,000		Gourmet Kineya Co., Ltd.	8,905	0.0
4,900	L	Gulliver International Co., Ltd.	60,973	0.0
16,000		Gunze Ltd.	45,257	0.0
9,035		H2O Retailing Corp.	155,858	0.1
26,200		Hakuhodo DY Holdings, Inc.	296,630	0.1
300		Hakuyosha Co., Ltd.	693	0.0
2,000		Happinet Corp.	18,151	0.0
1,500		Hard Off Corp. Co., Ltd.	20,232	0.0
1,400		Haruyama Trading Co., Ltd.	9,153	0.0
23,400		Haseko Corp.	217,865	0.1
5,388		Heiwa Corp.	111,691	0.1
2,227		Hiday Hidaka Corp.	55,993	0.0
2,000		Hikari Tsushin, Inc.	152,199	0.1
3,000	L	Hiramatsu, Inc.	19,771	0.0
3,000		HIS Co., Ltd.	83,658	0.0
4,800		Hitachi Koki Co., Ltd.	31,711	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
158,400		Honda Motor Co., Ltd.	$4,330,830	1.4
2,010		Honeys Co., Ltd.	21,022	0.0
3,400		Hoosiers Holdings Co. Ltd.	15,196	0.0
800	L	Ichibanya Co., Ltd.	51,108	0.0
7,000		Ichikoh Industries Ltd.	15,275	0.0
15,920		Iida Group Holdings Co. Ltd.	310,055	0.1
2,500		Imasen Electric Industrial	21,770	0.0
2,000		Intage, Inc.	25,645	0.0
34,900		Isetan Mitsukoshi Holdings Ltd.	407,446	0.1
51,200		Isuzu Motors Ltd.	528,127	0.2
3,600		Izumi Co., Ltd.	155,369	0.1
22,300		J Front Retailing Co., Ltd.	295,904	0.1
3,000	@	Janome Sewing Machine Co., Ltd.	16,313	0.0
6,000		Japan Wool Textile Co., Ltd.	40,561	0.0
1,400		Jin Co. Ltd.	54,669	0.0
14,700		Joban Kosan Co. Ltd.	19,847	0.0
5,000		Joshin Denki Co., Ltd.	38,460	0.0
2,700		Joyful Honda Co. Ltd.	60,505	0.0
5,500	L	JP-Holdings, Inc.	20,030	0.0
15,670		JVC Kenwood Holdings, Inc.	40,531	0.0
5,886		Kadokawa Dwango Corp.	90,614	0.0
3,600		Kappa Create Co., Ltd.	39,314	0.0
2,500		Kasai Kogyo Co., Ltd.	25,897	0.0
1,300		Kawai Musical Instruments Manufacturing Co., Ltd.	22,846	0.0
22,000		KYB Co. Ltd.	65,170	0.0
3,900		Keihin Corp.	58,296	0.0
4,400	L	Keiyo Co., Ltd.	19,903	0.0
120,000	@,L	Kimuratan Corp.	7,464	0.0
11,000	@	KNT-CT Holdings Co., Ltd.	17,664	0.0
5,000	@	Kintetsu Department Store Co. Ltd	13,418	0.0
5,000		Kinugawa Rubber Industrial Co., Ltd.	34,110	0.0
2,400	L	Kisoji Co., Ltd.	46,199	0.0
2,900		Kohnan Shoji Co., Ltd.	43,119	0.0
10,600		Koito Manufacturing Co., Ltd.	479,977	0.2
3,800		Kojima Co., Ltd.	8,169	0.0
4,000		Komatsu Seiren Co., Ltd.	23,052	0.0
2,900		Komeri Co., Ltd.	59,258	0.0
2,400		Konaka Co., Ltd.	11,745	0.0
2,200		Kourakuen Corp.	30,246	0.0
3,760		Ks Holdings Corp.	124,563	0.1
1,200		Kura Corp.	57,908	0.0
23,000		Kurabo Industries Ltd.	39,808	0.0
1,260		Kyoritsu Maintenance Co., Ltd.	108,476	0.1
500		LEC, Inc.	5,678	0.0
5,200		Look, Inc.	7,024	0.0
1,100		Mars Engineering Corp.	19,083	0.0
21,200	L	Marui Group Co., Ltd.	303,765	0.1
3,700		Matsuya Co., Ltd.	33,950	0.0
1,200		Matsuya Foods Co., Ltd.	29,601	0.0
55,900		Mazda Motor Corp.	867,670	0.3
2,500		Meiko Network Japan Co., Ltd.	27,252	0.0
1,800		Meiwa Estate Co., Ltd.	10,286	0.0
3,000		Misawa Homes Co., Ltd.	19,856	0.0
2,900		Mitsuba Corp.	44,683	0.0
70,100		Mitsubishi Motors Corp.	523,291	0.2
2,000		Mitsui Home Co., Ltd.	9,339	0.0
10,000		Mizuno Corp.	46,086	0.0
600		Monogatari Corp.	30,179	0.0
2,400		MOS Food Services, Inc.	62,729	0.0
2,000		Musashi Seimitsu Industry Co., Ltd.	39,650	0.0
1,800		Nakayamafuku Co., Ltd.	12,158	0.0
18,300		Namco Bandai Holdings, Inc.	398,911	0.1
4,800	L	Next Co. Ltd	58,735	0.0
16,000		NGK Spark Plug Co., Ltd.	306,388	0.1
17,300		NHK Spring Co., Ltd.	165,435	0.1
10,000		Nice Holdings, Inc.	12,614	0.0
3,600		Nifco, Inc.	172,873	0.1
1,300		Nihon Eslead Corp.	12,036	0.0
33,000	L	Nikon Corp.	504,607	0.2
50		Nippon Columbia Co. Ltd.	201	0.0
1,800		Nippon Felt Co., Ltd.	7,146	0.0
900		Nippon Piston Ring Co., Ltd.	11,763	0.0
16,100		Nippon Television Network Corp.	265,390	0.1
3,300		Nishimatsuya Chain Co., Ltd.	33,050	0.0
246,900		Nissan Motor Co., Ltd.	2,282,651	0.7
8,700		Nissan Shatai Co., Ltd.	87,444	0.0
7,000	L	Nissei Build Kogyo Co., Ltd.	23,922	0.0
2,900	L	Nissen Holdings Co., Ltd.	3,347	0.0
9,300		Nisshinbo Industries, Inc.	98,623	0.0
3,800		Nissin Kogyo Co., Ltd.	51,207	0.0
7,600		Nitori Co., Ltd.	695,401	0.2
8,500		NOK Corp.	145,014	0.1
2,800		Noritsu Koki Co., Ltd.	17,277	0.0
2,000		Ohashi Technica, Inc.	21,123	0.0
1,200		Ohsho Food Service Corp.	36,833	0.0
12,000		Onward Kashiyama Co., Ltd.	81,879	0.0
20,000	L	Oriental Land Co., Ltd.	1,415,992	0.5
4,300		Pacific Industrial Co., Ltd.	43,349	0.0
1,000		Pal Co., Ltd.	25,038	0.0
2,800		Paltac Corp.	49,554	0.0
7,000		PanaHome Corp.	52,488	0.0
201,650		Panasonic Corp.	1,826,297	0.6

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,000		Parco Co., Ltd.	$8,463	0.0
4,400		Paris Miki Holdings, Inc.	18,058	0.0
1,100		PIA Corp.	20,003	0.0
1,000		Piolax, Inc.	49,566	0.0
28,800	@	Pioneer Corp.	76,349	0.0
1,900		Plenus Co., Ltd.	34,254	0.0
3,200		Adastria Co. Ltd	97,094	0.0
10,200		Press Kogyo Co., Ltd.	34,337	0.0
86,700		Rakuten, Inc.	836,912	0.3
1,300		Renaissance, Inc.	14,376	0.0
7,800	L	Resorttrust, Inc.	174,961	0.1
1,400		Right On Co., Ltd.	23,060	0.0
10,000		Riken Corp.	32,650	0.0
1,600		Ringer Hut Co., Ltd.	34,862	0.0
3,500		Rinnai Corp.	309,184	0.1
3,940		Riso Kyoiku Co. Ltd.	12,046	0.0
7,300		Round One Corp.	41,138	0.0
3,100		Royal Holdings Co., Ltd.	62,536	0.0
2,100		Ryohin Keikaku Co., Ltd.	443,668	0.2
2,800		Sagami Chain Co., Ltd.	30,726	0.0
2,700		Saizeriya Co., Ltd.	55,502	0.0
9,000		Sakai Ovex Co., Ltd.	13,982	0.0
600		San Holdings, Inc.	7,399	0.0
12,000		Sanden Holdings Corp.	34,349	0.0
5,900		Sangetsu Co., Ltd.	106,774	0.1
4,800		Sankyo Co., Ltd.	178,737	0.1
4,700		Sankyo Seiko Co., Ltd.	15,946	0.0
5,300	L	Sanrio Co., Ltd.	103,602	0.1
811,000	@,L	Sansui Electric Co., Ltd.	–	–
7,000		Sanyo Electric Railway Co. Ltd	31,024	0.0
11,000		Sanyo Shokai Ltd.	24,947	0.0
5,200		Scroll Corp.	20,317	0.0
19,000		Sega Sammy Holdings, Inc.	207,009	0.1
11,000		Seiko Holdings Corp.	43,530	0.0
5,200		Seiren Co., Ltd.	58,351	0.0
42,000		Sekisui Chemical Co., Ltd.	517,060	0.2
66,000		Sekisui House Ltd.	1,113,524	0.4
4,500		Senshukai Co., Ltd.	28,790	0.0
152,000	@,L	Sharp Corp.	173,246	0.1
4,500		Shimachu Co., Ltd.	107,354	0.1
2,000		Shimamura Co., Ltd.	249,663	0.1
7,100		Shimano, Inc.	1,113,471	0.4
900		Shimojima Co., Ltd.	8,932	0.0
5,000		Shinyei Kaisha	4,572	0.0
5,000		Shiroki Corp.	13,939	0.0
1,400		Shobunsha Publications, Inc.	7,628	0.0
12,000		Shochiku Co., Ltd.	113,083	0.1
4,500		Showa Corp.	39,256	0.0
13,800		Sky Perfect Jsat Corp.	80,286	0.0
4,900		Skylark Co. Ltd.	64,666	0.0
124,412		Sony Corp.	3,198,775	1.0
1,400		St. Marc Holdings Co., Ltd.	38,601	0.0
12,800		Stanley Electric Co., Ltd.	289,295	0.1
5,400		Start Today Co. Ltd.	217,559	0.1
2,300		Starts Corp., Inc.	51,078	0.0
1,300		Studio Alice Co., Ltd.	28,414	0.0
5,000		Suminoe Textile Co., Ltd.	14,531	0.0
13,600		Sumitomo Forestry Co., Ltd.	156,119	0.1
17,300		Sumitomo Rubber Industries, Inc.	267,306	0.1
37,000		Suzuki Motor Corp.	989,331	0.3
7,000		T RAD Co., Ltd.	11,257	0.0
3,300		Tachi-S Co., Ltd.	48,037	0.0
2,500		Taiho Kogyo Co., Ltd.	25,810	0.0
1,600		Takamatsu Construction Group Co., Ltd.	34,467	0.0
25,000		Takashimaya Co., Ltd.	208,970	0.1
4,000	L	Takata Corp.	15,572	0.0
1,040		Take And Give Needs Co., Ltd.	4,241	0.0
2,000		Takihyo Co., Ltd.	8,174	0.0
1,600		Tamron Co., Ltd.	26,204	0.0
4,000		TBK Co., Ltd.	14,284	0.0
2,400		TPR Co., Ltd.	62,965	0.0
1,800		T-Gaia Corp.	20,833	0.0
2,400		Toa Corp./Hyogo	22,845	0.0
1,100		Toabo Corp.	5,002	0.0
7,000		Toei Co., Ltd.	62,284	0.0
12,500		Toho Co., Ltd.	328,580	0.1
5,200		Tokai Rika Co., Ltd.	97,733	0.0
3,000		Tokai Rubber Industries, Inc.	26,123	0.0
820		Token Corp.	66,938	0.0
10,600		Tokyo Broadcasting System, Inc.	164,229	0.1
2,250		Tokyo Derica Co. Ltd.	31,120	0.0
15,000		Tokyo Dome Corp.	67,938	0.0
19,000		Tokyotokeiba Co., Ltd.	38,102	0.0
6,900		Tomy Co., Ltd.	50,359	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	9,894	0.0
4,000		Topre Corp.	74,497	0.0
2,500		Toridoll.corp	50,404	0.0
8,500		Toyo Tire & Rubber Co., Ltd.	127,004	0.1
6,300		Toyoda Gosei Co., Ltd.	121,498	0.1
6,300		Toyota Boshoku Corp.	102,655	0.0
16,000		Toyota Industries Corp.	718,559	0.2
219,260		Toyota Motor Corp.	11,628,543	3.6
4,100		TS Tech Co., Ltd.	95,834	0.0
9,350		TSI Holdings Co. Ltd.	62,239	0.0
1,000		Tsutsumi Jewelry Co., Ltd.	21,184	0.0
4,800		TV Asahi Corp.	86,109	0.0
2,200		Tv Tokyo Holdings Corp.	40,100	0.0
3,700		Unipres Corp.	64,394	0.0
2,600		United Arrows Ltd.	107,489	0.1
75,000	@	Unitika Ltd.	35,945	0.0
3,100		U-Shin Ltd.	19,925	0.0
22,600		USS Co., Ltd.	360,630	0.1
3,900		ValueCommerce Co. Ltd.	13,499	0.0
3,000		VT Holdings Co. Ltd.	18,000	0.0
11,000		Wacoal Holdings Corp.	131,267	0.1
2,600	L	WATAMI Co., Ltd.	23,091	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
800		Wowow, Inc.	$16,961	0.0
2,500		Xebio Co., Ltd.	39,917	0.0
53,600	L	Yamada Denki Co., Ltd.	253,366	0.1
20,000	@,L	Yamada SxL Home Co. Ltd	15,110	0.0
13,100		Yamaha Corp.	394,071	0.1
25,000		Yamaha Motor Co., Ltd.	415,518	0.1
1,500		Yellow Hat Ltd.	30,127	0.0
4,800	L	Yokohama Reito Co., Ltd.	45,458	0.0
11,200		Yokohama Rubber Co., Ltd.	184,114	0.1
5,000		Yomiuri Land Co., Ltd.	25,625	0.0
2,100		Yorozu Corp.	44,046	0.0
5,600	L	Yoshinoya D&C Co., Ltd.	68,510	0.0
2,400		Zenrin Co., Ltd.	48,122	0.0
9,000	L	Zensho Holdings Co., Ltd.	107,720	0.1
			63,305,711	19.7

		Consumer Staples: 9.3%
3,700		Aderans Co. Ltd.	22,075	0.0
71,845	L	Aeon Co., Ltd.	1,037,874	0.3
2,300		Aeon Hokkaido Corp.	10,866	0.0
2,200		Ain Pharmaciez, Inc.	112,705	0.0
42,000		Ajinomoto Co., Inc.	946,969	0.3
3,000		Arcs Co., Ltd.	67,121	0.0
1,700		Ariake Japan Co., Ltd.	99,606	0.0
2,300		Artnature, Inc.	20,732	0.0
37,000		Asahi Group Holdings, Ltd.	1,151,614	0.4
900		Belc Co., Ltd.	33,954	0.0
7,400		Calbee, Inc.	293,608	0.1
1,300		Cawachi Ltd.	23,458	0.0
3,300		Chubu Shiryo Co., Ltd.	24,552	0.0
7,070		Coca-Cola Central Japan Co., Ltd.	117,183	0.1
6,800		Coca-Cola West Co., Ltd.	168,134	0.1
1,920		Cocokara Fine Holdings, Inc.	83,286	0.0
900		Cosmos Pharmaceutical Corp.	149,652	0.1
2,700		Create SD Holdings	67,877	0.0
600		Daikokutenbussan Co., Ltd.	25,999	0.0
2,200		Ci:z Holdings Co. Ltd	45,077	0.0
1,000		Dydo Drinco, Inc.	46,601	0.0
6,800	@,L	Euglena Co. Ltd.	98,508	0.0
4,700		Ezaki Glico Co., Ltd.	240,747	0.1
5,400		FamilyMart Co., Ltd.	280,451	0.1
4,600		Fancl Corp.	62,688	0.0
16,380		Feed One Holdings Co. Ltd.	17,601	0.0
5,500		Fuji Oil Co., Ltd.	99,001	0.0
2,000		Fujicco Co., Ltd.	41,755	0.0
11,000		Fujiya Co., Ltd.	18,770	0.0
400	L	Genky Stores, Inc.	13,822	0.0
1,400		Harashin Narus Holdings Co., Ltd.	46,081	0.0
12,000	@	Hayashikane Sangyo Co., Ltd.	10,764	0.0
3,300		Heiwado Co., Ltd.	68,484	0.0
2,400		Hokuto Corp.	47,471	0.0
6,600		House Foods Corp.	123,373	0.1
2,300		Inageya Co., Ltd.	28,913	0.0
6,100		Ito En Ltd.	192,611	0.1
500		Itochu-Shokuhin Co., Ltd.	18,753	0.0
11,000	L	Itoham Foods, Inc.	72,033	0.0
116,800		Japan Tobacco, Inc.	4,861,526	1.5
8,000		J-Oil Mills, Inc.	24,443	0.0
6,900		Kagome Co., Ltd.	134,876	0.1
1,100		Kameda Seika Co. Ltd.	43,783	0.0
49,600		Kao Corp.	2,644,769	0.8
2,800		Kato Sangyo Co., Ltd.	69,222	0.0
10,100		Kewpie Corp.	228,606	0.1
2,600		KEY Coffee, Inc.	43,089	0.0
15,000		Kikkoman Corp.	492,398	0.2
80,100		Kirin Brewery Co., Ltd.	1,122,097	0.4
2,900		Kobayashi Pharmaceutical Co., Ltd.	254,362	0.1
1,400		Kobe Bussan Co. Ltd.	32,335	0.0
3,100		Kose Corp.	301,374	0.1
1,500		Kusuri No Aoki Co. Ltd.	81,927	0.0
11,000	L	Kyokuyo Co. Ltd.	25,207	0.0
6,700		Lawson, Inc.	560,861	0.2
1,100		Life Corp.	27,505	0.0
22,000		Lion Corp.	247,687	0.1
1,800		Mandom Corp.	80,014	0.0
10,000		Marudai Food Co., Ltd.	38,838	0.0
4,200		Maruha Nichiro Corp.	78,334	0.0
3,700		Matsumotokiyoshi Holdings Co., Ltd.	193,494	0.1
4,800		Megmilk Snow Brand Co., Ltd.	120,595	0.1
11,800		MEIJI Holdings Co., Ltd.	948,233	0.3
700		Meito Sangyo Co., Ltd.	8,092	0.0
1,212		Milbon Co., Ltd.	49,053	0.0
1,800		Ministop Co., Ltd.	32,766	0.0
1,700		Mitsubishi Shokuhin Co. Ltd.	43,173	0.0
8,000		Mitsui Sugar Co., Ltd.	35,649	0.0
15,000		Miyoshi Oil & Fat Co., Ltd.	16,772	0.0
19,000		Morinaga & Co., Ltd.	96,668	0.0
18,000		Morinaga Milk Industry Co., Ltd.	96,351	0.0
3,000		Morozoff Ltd.	11,253	0.0
3,000		Nagatanien Co., Ltd.	29,759	0.0
8,000		Nakamuraya Co., Ltd.	32,661	0.0
1,000		Natori Co., Ltd.	14,464	0.0
22,000		Nichirei Corp.	178,619	0.1
620		Nihon Chouzai Co., Ltd.	22,208	0.0
18,000		Nippon Beet Sugar Manufacturing Co., Ltd.	30,529	0.0
13,000		Nippon Flour Mills Co., Ltd.	106,763	0.0
15,000		NH Foods Ltd.	330,164	0.1
23,100		Nippon Suisan Kaisha Ltd.	112,108	0.0
12,000		Nisshin Oillio Group Ltd.	48,964	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
21,845		Nisshin Seifun Group, Inc.	$346,923	0.1
8,300		Nissin Food Products Co., Ltd.	389,844	0.1
1,000		Noevir Holdings Co. Ltd.	28,730	0.0
9,000		Oenon Holdings, Inc.	16,532	0.0
1,000		OIE Sangyo Co., Ltd.	7,575	0.0
4,000		Okuwa Co., Ltd.	35,717	0.0
10,200	L	Pigeon Corp.	265,781	0.1
1,900		Pola Orbis Holdings, Inc.	157,382	0.1
12,000		Prima Meat Packers Ltd.	30,364	0.0
1,300		Rock Field Co., Ltd.	39,542	0.0
1,100		S Foods, Inc.	23,775	0.0
2,900		Sakata Seed Corp.	73,660	0.0
1,200		San-A Co., Ltd.	56,674	0.0
31,000		Sapporo Holdings Ltd.	154,180	0.1
72,800		Seven & I Holdings Co., Ltd.	3,101,839	1.0
35,100		Shiseido Co., Ltd.	781,958	0.3
8,000		Showa Sangyo Co., Ltd.	33,108	0.0
1,200		Sogo Medical Co., Ltd.	40,719	0.0
2,400		ST Corp.	23,771	0.0
800		Starzen Co., Ltd.	22,353	0.0
3,100		Sugi Holdings Co., Ltd.	163,554	0.1
3,800		Sundrug Co., Ltd.	284,025	0.1
13,600		Suntory Beverage & Food Ltd.	611,824	0.2
14,100		Takara Holdings, Inc.	115,989	0.1
4,000		Tobu Store Co., Ltd.	10,340	0.0
1,400		Toho Co., Ltd./Hyogo	30,551	0.0
2,900		Torigoe Co., Ltd.	16,992	0.0
9,800		Toyo Suisan Kaisha Ltd.	351,784	0.1
4,100		Tsuruha Holdings, Inc.	403,252	0.1
37,500		Uni-Charm Corp.	816,200	0.3
5,680		United Super Markets Holdings, Inc.	53,948	0.0
16,600		UNY Co., Ltd.	116,852	0.1
3,800		Valor Co., Ltd.	95,810	0.0
1,000		Warabeya Nichiyo Co., Ltd.	22,009	0.0
1,520		Welcia Holdings Co. Ltd.	87,516	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	13,553	0.0
10,700		Yakult Honsha Co., Ltd.	473,391	0.2
14,000		Yamatane Corp.	19,263	0.0
230		Yamaya Corp.	4,045	0.0
15,000		Yamazaki Baking Co., Ltd.	315,727	0.1
2,000		Yaoko Co., Ltd.	88,312	0.0
1,000		Yomeishu Seizo Co., Ltd.	17,577	0.0
1,000		Yonekyu Corp.	24,070	0.0
			29,749,371	9.3

		Energy: 0.8%
4,900		AOC Holdings, Inc.	13,500	0.0
5,300		Cosmo Energy Holdings Co. Ltd.	56,215	0.0
9,500		Idemitsu Kosan Co., Ltd.	169,511	0.1
104,000		Inpex Corp.	787,580	0.2
4,000		Itochu Enex Co., Ltd.	32,109	0.0
700	L	Japan Drilling Co. Ltd.	14,636	0.0
4,000		Japan Oil Transportation Co., Ltd.	8,242	0.0
2,900		Japan Petroleum Exploration Co.	64,831	0.0
218,210		JX Holdings, Inc.	840,188	0.3
3,800		Mitsuuroko Co., Ltd.	18,600	0.0
2,300		Modec, Inc.	33,701	0.0
24,400		Nippon Coke & Engineering Co., Ltd.	17,573	0.0
2,100		Nippon Gas Co., Ltd.	47,290	0.0
1,000		Sala Corp.	5,528	0.0
6,000		San-Ai Oil Co., Ltd.	43,520	0.0
5,100		Shinko Plantech Co., Ltd.	38,778	0.0
18,300		Showa Shell Sekiyu KK	164,148	0.1
5,000		Sinanen Holdings Co., Ltd.	19,545	0.0
28,000		TonenGeneral Sekiyu KK	253,263	0.1
9,000		Toyo Kanetsu K K	19,665	0.0
			2,648,423	0.8

		Financials: 15.5%
28,000		77 Bank Ltd.	98,931	0.0
35,700	@,L	Acom Co., Ltd.	179,753	0.1
11,600		AEON Financial Service Co., Ltd.	273,091	0.1
11,170		Aeon Mall Co., Ltd.	165,262	0.1
700		Aichi Bank Ltd.	29,292	0.0
29,300	@	Aiful Corp.	103,497	0.0
3,700		Airport Facilities Co., Ltd.	16,719	0.0
11,000		Akita Bank Ltd.	29,953	0.0
1,300	@,L	Anicom Holdings, Inc.	35,710	0.0
13,000		Aomori Bank Ltd.	37,856	0.0
110,000		Aozora Bank Ltd.	383,951	0.1
9,400		Ashikaga Holdings Co. Ltd.	26,859	0.0
16,500		Asset Managers Co., Ltd.	68,069	0.0
13,000		Awa Bank Ltd.	62,925	0.0
1,300		Bank of Iwate Ltd.	47,068	0.0
33,000	L	Bank of Kyoto Ltd.	215,146	0.1
16,000		Bank of Nagoya Ltd.	52,549	0.0
1,500		Bank of Okinawa Ltd.	49,154	0.0
16,000		Bank of Saga Ltd.	30,105	0.0
3,700		Bank of the Ryukyus Ltd.	41,517	0.0
130,000		Bank of Yokohama Ltd.	590,830	0.2
4,200		Century Leasing System, Inc.	155,549	0.1
67,000		Chiba Bank Ltd.	333,705	0.1
5,200		Chiba Kogyo Bank Ltd.	23,503	0.0
11,900		Chugoku Bank Ltd.	123,845	0.1
8,000		Chukyo Bank Ltd.	13,783	0.0
13,200		Credit Saison Co., Ltd.	229,624	0.1
4,800		Daibiru Corp.	40,521	0.0
111,600		Dai-ichi Life Insurance Co., Ltd.	1,352,534	0.4
31,000		Daikyo, Inc.	49,296	0.0
12,000		Daisan Bank Ltd.	15,972	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
20,000		Daishi Bank Ltd.	$68,693	0.0
13,000		Daito Bank Ltd.	20,186	0.0
7,400		Daito Trust Construction Co., Ltd.	1,049,589	0.3
58,460		Daiwa House Industry Co., Ltd.	1,643,213	0.5
162,000		Daiwa Securities Group, Inc.	995,719	0.3
1,100		eGuarantee, Inc.	24,330	0.0
10,000		Ehime Bank Ltd.	20,697	0.0
14,000		Eighteenth Bank Ltd.	31,078	0.0
11,800		FIDEA Holdings Co., Ltd.	18,573	0.0
5,700	@	Financial Products Group Co. Ltd.	68,580	0.0
14,000		Fukui Bank Ltd.	25,507	0.0
75,000		Fukuoka Financial Group, Inc.	244,311	0.1
34,000		Fukushima Bank Ltd.	24,776	0.0
1,900		Fuyo General Lease Co., Ltd.	81,082	0.0
2,000		GCA Savvian Corp.	20,997	0.0
1,720		Goldcrest Co., Ltd.	25,697	0.0
38,000		Gunma Bank Ltd.	156,952	0.1
30,000		Hachijuni Bank Ltd.	129,242	0.1
4,100		Heiwa Real Estate Co., Ltd.	50,985	0.0
8,000		Higashi-Nippon Bank Ltd.	19,192	0.0
52,000		Hiroshima Bank Ltd.	189,735	0.1
4,000		Hitachi Capital Corp.	86,996	0.0
18,000		Hokkoku Bank Ltd.	47,308	0.0
19,000		Hokuetsu Bank Ltd.	30,697	0.0
117,000		Hokugin Financial Group, Inc.	153,736	0.1
14,000		Hyakugo Bank Ltd.	52,444	0.0
19,000		Hyakujushi Bank Ltd.	53,297	0.0
3,500		IBJ Leasing Co., Ltd.	62,038	0.0
4,500		Ichiyoshi Securities Co., Ltd.	38,324	0.0
2,500		IwaiCosmo Holdings, Inc.	24,248	0.0
17,800		Iyo Bank Ltd.	116,375	0.1
9,000		Jaccs Co., Ltd.	37,309	0.0
3,000		Jafco Co., Ltd.	92,102	0.0
1,999	@	Japan Asia Investment Co., Ltd.	4,821	0.0
33,000		Japan Post Bank Co. Ltd.	406,439	0.1
40,400		Japan Post Holdings Co. Ltd.	540,406	0.2
5,100	L	Japan Post Insurance Co. Ltd.	117,700	0.1
8,111		Japan Securities Finance Co., Ltd.	32,516	0.0
25,400		Jimoto Holdings, Inc.	33,397	0.0
1,200	L	Jowa Holdings Co. Ltd	51,605	0.0
63,000		Joyo Bank Ltd.	215,951	0.1
21,000		Juroku Bank Ltd.	62,628	0.0
16,400		kabu.com Securities Co., Ltd.	52,389	0.0
2,700		Kansai Urban Banking Corp.	26,578	0.0
4,200		Keihanshin Building Co. Ltd.	22,315	0.0
15,000		Keiyo Bank Ltd.	54,169	0.0
25,100		Kenedix, Inc.	109,599	0.0
800		Kita-Nippon Bank Ltd.	20,300	0.0
6,700		Kiyo Bank Ltd.	75,961	0.0
7,000	L	Kosei Securities Co., Ltd.	8,630	0.0
2,600		Kyokuto Securities Co., Ltd.	31,211	0.0
26,020		Kyushu Financial Group, Inc.	149,419	0.1
20,600		Leopalace21 Corp.	124,327	0.1
6,400		Marusan Securities Co., Ltd.	60,219	0.0
8,500		Matsui Securities Co., Ltd.	72,343	0.0
17,000	L	Michinoku Bank Ltd.	26,271	0.0
15,000		Mie Bank Ltd.	26,644	0.0
14,000		Minato Bank Ltd.	18,769	0.0
8,800		Mito Securities Co., Ltd.	24,348	0.0
129,000		Mitsubishi Estate Co., Ltd.	2,394,236	0.8
1,396,100		Mitsubishi UFJ Financial Group, Inc.	6,468,977	2.0
43,600		Mitsubishi UFJ Lease & Finance Co., Ltd.	191,157	0.1
92,000		Mitsui Fudosan Co., Ltd.	2,291,505	0.7
52,111		MS&AD Insurance Group Holdings, Inc.	1,452,400	0.5
12,000		Miyazaki Bank Ltd.	29,167	0.0
2,449,400		Mizuho Financial Group, Inc.	3,650,299	1.2
800		Mone Square Holdings, Inc.	7,697	0.0
21,200		Monex Beans Holdings, Inc.	54,753	0.0
2,800		Musashino Bank Ltd.	70,445	0.0
6,000		Nagano Bank Ltd.	9,968	0.0
15,000		Nanto Bank Ltd.	40,748	0.0
55,000		Nishi-Nippon City Bank Ltd.	97,135	0.0
38,750		NKSJ Holdings, Inc.	1,098,232	0.4
334,400		Nomura Holdings, Inc.	1,493,548	0.5
11,600		Nomura Real Estate Holdings, Inc.	214,136	0.1
24,800		North Pacific Bank Ltd.	62,704	0.0
11,000		NTT Urban Development Corp.	107,657	0.0
23,000		Ogaki Kyoritsu Bank Ltd.	69,396	0.0
9,000		Oita Bank Ltd.	28,033	0.0
16,000		Okasan Securities Group, Inc.	83,479	0.0
2,800		Open House Co. Ltd.	55,621	0.0
59,100	@	Orient Corp.	117,549	0.1
123,400		ORIX Corp.	1,757,613	0.6
51,500		Osaka Securities Exchange Co. Ltd.	787,855	0.3
1,800		Pocket Card Co., Ltd.	8,676	0.0
700		Relo Holdings, Inc.	93,554	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
203,300		Resona Holdings, Inc.	$724,873	0.2
1,300		Ricoh Leasing Co., Ltd.	38,595	0.0
10,000		San-In Godo Bank Ltd.	61,809	0.0
21,160		Softbank Investment Corp.	214,517	0.1
15,930		Senshu Ikeda Holdings, Inc.	57,268	0.0
65,900		Seven Bank Ltd.	281,266	0.1
15,000		Shiga Bank Ltd.	63,115	0.0
13,000		Shikoku Bank Ltd.	25,046	0.0
1,200		Shimizu Bank Ltd.	25,036	0.0
151,000		Shinsei Bank Ltd.	197,073	0.1
51,000		Shizuoka Bank Ltd.	367,719	0.1
36,600		Hulic Co. Ltd.	348,980	0.1
16,700		Sony Financial Holdings, Inc.	213,536	0.1
139,252		Sumitomo Mitsui Financial Group, Inc.	4,227,367	1.3
362,440		Sumitomo Mitsui Trust Holdings, Inc.	1,061,036	0.3
1,220		Sumitomo Real Estate Sales Co., Ltd.	23,460	0.0
42,000		Sumitomo Realty & Development Co., Ltd.	1,227,712	0.4
2,300		Sun Frontier Fudousan Co., Ltd.	23,202	0.0
16,800		Suruga Bank Ltd.	294,815	0.1
63,500		T&D Holdings, Inc.	593,156	0.2
7,000		Taiko Bank Ltd.	13,047	0.0
8,000		Takara Leben Co., Ltd.	47,282	0.0
6,000		TOC Co., Ltd.	50,717	0.0
10,000		Tochigi Bank Ltd.	37,921	0.0
16,000		Toho Bank Ltd.	51,263	0.0
18,000		Tohoku Bank Ltd.	22,069	0.0
19,400		Tokai Tokyo Financial Holdings	106,214	0.0
70,600		Tokio Marine Holdings, Inc.	2,385,428	0.8
5,000		Tokyo Rakutenchi Co., Ltd.	21,135	0.0
19,300		Tokyo Tatemono Co., Ltd.	240,069	0.1
7,000		Tokyo Theatres Co., Inc.	7,517	0.0
2,328		Tokyo TY Financial Group, Inc.	54,090	0.0
42,596		Tokyu Fudosan Holdings Corp.	289,119	0.1
11,000		Tomato Bank Ltd.	14,259	0.0
15,600		TOMONY Holdings, Inc.	46,113	0.0
3,600		Tosei Corp.	26,055	0.0
6,000		Tottori Bank Ltd.	8,996	0.0
26,000		Towa Bank Ltd.	20,104	0.0
11,000		Toyo Securities Co., Ltd.	27,431	0.0
10,300		Tsukuba Bank Ltd.	27,564	0.0
10,000		Yamagata Bank Ltd.	37,892	0.0
15,000		Yamaguchi Financial Group, Inc.	136,186	0.1
12,000		Yamanashi Chuo Bank Ltd.	44,002	0.0
4,700		Zenkoku Hosho Co. Ltd.	159,193	0.1
			49,629,319	15.5

		Health Care: 7.2%
22,200		Alfresa Holdings Corp.	426,061	0.1
1,600		As One Corp.	60,470	0.0
2,200		ASKA Pharmaceutical Co., Ltd.	27,202	0.0
206,800		Astellas Pharma, Inc.	2,748,270	0.9
1,100		BML, Inc.	42,583	0.0
18,500		Chugai Pharmaceutical Co., Ltd.	572,452	0.2
1,400		CMIC Co., Ltd.	17,678	0.0
900		Create Medic Co., Ltd.	6,853	0.0
62,100		Daiichi Sankyo Co., Ltd.	1,378,318	0.4
2,700	L	Daiken Medical Co. Ltd	21,465	0.0
12,800	L	Dainippon Sumitomo Pharma Co., Ltd.	147,250	0.1
1,060		Daito Pharmaceutical Co. Ltd.	28,376	0.0
1,800		Eiken Chemical Co., Ltd.	37,676	0.0
22,800		Eisai Co., Ltd.	1,370,775	0.4
2,100		EPS Holdings, Inc.	25,663	0.0
1,800		FALCO HOLDINGS Co. Ltd.	21,784	0.0
10,000		Fuso Pharmaceutical Industries Ltd.	23,103	0.0
5,800		Hisamitsu Pharmaceutical Co., Inc.	259,205	0.1
1,200		Hogy Medical Co., Ltd.	64,397	0.0
1,400		JCR Pharmaceuticals Co. Ltd.	31,820	0.0
9,000		Jeol Ltd.	45,622	0.0
3,300		Kaken Pharmaceutical Co., Ltd.	199,481	0.1
3,400		Kissei Pharmaceutical Co., Ltd.	78,264	0.0
5,100		Kyorin Co., Ltd.	97,112	0.0
22,000		Kyowa Hakko Kogyo Co., Ltd.	351,052	0.1
16,200		M3, Inc.	407,410	0.1
2,500		Mani, Inc.	38,375	0.0
17,700		Medipal Holdings Corp.	279,972	0.1
4,900		Miraca Holdings, Inc.	201,156	0.1
21,500		Mitsubishi Tanabe Pharma Corp.	373,576	0.1
1,300		Mochida Pharmaceutical Co., Ltd.	96,489	0.0
2,700		Nagaileben Co., Ltd.	55,507	0.0
3,100		Nichii Gakkan Co.	21,438	0.0
4,550		Nichi-iko Pharmaceutical Co., Ltd.	104,824	0.0
7,600		Nihon Kohden Corp.	188,815	0.1
6,500		Nikkiso Co., Ltd.	47,767	0.0
5,000		Nippon Chemiphar Co., Ltd.	21,259	0.0
4,300		Nippon Shinyaku Co., Ltd.	168,112	0.1
13,000		Nipro Corp.	123,384	0.0
1,400		Nissui Pharmaceutical Co., Ltd.	16,120	0.0
26,400		Olympus Corp.	1,024,959	0.3
42,100		Ono Pharmaceutical Co., Ltd.	1,780,942	0.6

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
39,700		Otsuka Holdings Co. Ltd.	$1,441,969	0.5
1,900		Paramount Bed Holdings Co. Ltd.	69,410	0.0
2,000	@	PeptiDream, Inc.	121,525	0.0
9,400		Rohto Pharmaceutical Co., Ltd.	171,220	0.1
34,200		Santen Pharmaceutical Co., Ltd.	514,042	0.2
3,200		Sawai Pharmaceutical Co., Ltd.	200,248	0.1
3,700		Seikagaku Corp.	55,716	0.0
2,600	@	Shin Nippon Biomedical Laboratories Ltd.	9,813	0.0
27,000		Shionogi & Co., Ltd.	1,269,033	0.4
3,600		Ship Healthcare Holdings, Inc.	90,637	0.0
8,030		Suzuken Co., Ltd.	272,548	0.1
13,800		Sysmex Corp.	862,719	0.3
1,500	L	Taiko Pharmaceutical Co. Ltd.	19,243	0.0
4,500	L	Taisho Pharmaceutical Holdings Co. Ltd.	356,648	0.1
73,400		Takeda Pharmaceutical Co., Ltd.	3,346,348	1.1
27,200		Terumo Corp.	973,408	0.3
5,800	L	Toho Holdings Co., Ltd.	123,962	0.0
1,100		Tokai Corp./Gifu	32,173	0.0
1,400		Torii Pharmaceutical Co., Ltd.	32,173	0.0
1,000		Towa Pharmaceutical Co., Ltd.	40,968	0.0
3,000		Tsukui Corp.	39,267	0.0
5,900		Tsumura & Co.	141,524	0.1
4,100		Vital KSK Holdings, Inc.	32,344	0.0
4,000		ZERIA Pharmaceutical Co., Ltd.	51,861	0.0
			23,301,836	7.2

		Industrials: 20.9%
2,500		Advan Co., Ltd.	22,577	0.0
1,800		Aeon Delight Co., Ltd.	57,785	0.0
5,400		Aica Kogyo Co., Ltd.	113,289	0.1
2,900		Aichi Corp.	20,168	0.0
4,400		Aida Engineering Ltd.	38,226	0.0
328,000	L	All Nippon Airways Co., Ltd.	923,857	0.3
26,900		Amada Holdings Co., Ltd.	262,108	0.1
3,000		Anest Iwata Corp.	28,702	0.0
6,000	@	Arrk Corp.	4,636	0.0
5,200		Asahi Diamond Industrial Co., Ltd.	46,565	0.0
97,000		Asahi Glass Co., Ltd.	530,768	0.2
3,600		Asahi Kogyosha Co., Ltd.	13,823	0.0
9,000	L	Asanuma Corp.	24,024	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	9,693	0.0
7,000		Bando Chemical Industries Ltd.	31,649	0.0
5,100		Bunka Shutter Co., Ltd.	41,882	0.0
20,000		Central Glass Co., Ltd.	108,512	0.1
15,800		Central Japan Railway Co.	2,794,253	0.9
1,200		Central Security Patrols Co., Ltd.	28,712	0.0
13,000	L	Chiyoda Corp.	95,320	0.0
1,300		Chiyoda Integre Co., Ltd.	28,873	0.0
2,600		Chudenko Corp.	51,871	0.0
13,000		Chugai Ro Co., Ltd.	22,721	0.0
5,900		CKD Corp.	48,648	0.0
8,500		COMSYS Holdings Corp.	131,101	0.1
2,600		Cosel Co., Ltd.	24,963	0.0
2,100		CTI Engineering Co., Ltd.	17,959	0.0
51,000		Dai Nippon Printing Co., Ltd.	452,580	0.2
4,000		Dai-Dan Co., Ltd.	26,464	0.0
9,700		Daifuku Co., Ltd.	163,333	0.1
12,000		Daihen Corp.	54,584	0.0
7,000		Daiho Corp.	30,464	0.0
7,000		Daiichi Jitsugyo Co., Ltd.	30,639	0.0
25,700		Daikin Industries Ltd.	1,919,394	0.6
3,500		Daiseki Co., Ltd.	57,215	0.0
3,100		Daiwa Industries Ltd.	25,978	0.0
2,400		Denyo Co., Ltd.	24,680	0.0
900		Dream Incubator, Inc.	19,194	0.0
5,200		Duskin Co., Ltd.	93,368	0.0
32,200		East Japan Railway Co.	2,777,556	0.9
41,000		Ebara Corp.	171,070	0.1
700		Ebara Jitsugyo Co. Ltd.	7,560	0.0
700		Endo Lighting Corp.	6,362	0.0
18,000		Fanuc Ltd.	2,787,634	0.9
25,600		Fudo Tetra Corp.	28,599	0.0
53,000		Fuji Electric Holdings Co., Ltd.	183,251	0.1
6,300		Fuji Machine Manufacturing Co., Ltd.	64,217	0.0
26,000		Fujikura Ltd.	122,214	0.1
5,600		Fujitec Co., Ltd.	57,048	0.0
4,000		Fukuda Corp.	40,054	0.0
1,600		Fukushima Industries Corp.	37,098	0.0
10,000	L	Fukuyama Transporting Co., Ltd.	48,728	0.0
2,500		FULLCAST Holdings Co., Ltd.	17,551	0.0
2,940		Funai Soken Holdings, Inc.	47,209	0.0
31,000		Furukawa Co., Ltd.	45,701	0.0
60,000		Furukawa Electric Co., Ltd.	129,554	0.1
3,000		Futaba Corp.	42,431	0.0
1,000		Gakujo Co., Ltd.	11,628	0.0
1,100		Gecoss Corp.	10,020	0.0
6,200		Glory Ltd.	210,580	0.1
35,000		GS Yuasa Corp.	149,574	0.1
1,500	L	Hamakyorex Co., Ltd.	25,857	0.0
118,000		Hankyu Hanshin Holdings, Inc.	752,512	0.3
19,000		Hanwa Co., Ltd.	80,174	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,200		Hazama Ando Corp.	$64,195	0.0
3,000		Hibiya Engineering Ltd.	41,944	0.0
25,100		Hino Motors Ltd.	271,222	0.1
3,400		Hisaka Works Ltd.	24,847	0.0
8,000	L	Hitachi Construction Machinery Co., Ltd.	126,969	0.1
3,900		Hitachi Transport System Ltd.	65,107	0.0
14,600		Hitachi Zosen Corp.	69,277	0.0
3,200		Hokuetsu Industries Co. Ltd.	19,639	0.0
4,000		Hoshizaki Electric Co., Ltd.	333,643	0.1
5,000		Hosokawa Micron Corp.	25,261	0.0
2,000		Howa Machinery Ltd.	9,745	0.0
3,000		Ichinen Holdings Co., Ltd.	26,664	0.0
2,400		Idec Corp.	22,804	0.0
137,000		IHI Corp.	289,987	0.1
9,900		Iino Kaiun Kaisha Ltd.	39,281	0.0
2,300		Inaba Denki Sangyo Co., Ltd.	72,352	0.0
2,200		Inaba Seisakusho Co., Ltd.	25,581	0.0
4,800		Inabata & Co., Ltd.	47,605	0.0
1,330		Inui Warehouse Co. Ltd.	9,690	0.0
24,000		Iseki & Co., Ltd.	47,120	0.0
136,200		Itochu Corp.	1,673,740	0.5
4,000		Itoki Corp.	28,266	0.0
6,000		Iwasaki Electric Co., Ltd.	9,703	0.0
21,000	L	Iwatani International Corp.	121,870	0.1
33,800		Japan Airlines Co. Ltd.	1,239,107	0.4
5,600	L	Japan Airport Terminal Co., Ltd.	198,752	0.1
5,950		Japan Bridge Corp.	13,689	0.0
8,000		Japan Pulp & Paper Co., Ltd.	22,887	0.0
30,000		Japan Steel Works Ltd.	94,562	0.0
7,000		Japan Transcity Corp.	23,408	0.0
20,000		JGC Corp.	299,118	0.1
2,600		JK Holdings Co., Ltd.	11,019	0.0
25,670		LIXIL Group Corp.	523,597	0.2
18,800		JTEKT Corp.	243,956	0.1
2,700	L	Juki Corp.	24,514	0.0
93,000		Kajima Corp.	582,574	0.2
21,000		Kamigumi Co., Ltd.	197,553	0.1
2,000		Kanaden Corp.	15,746	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	17,881	0.0
2,500		Kanamoto Co., Ltd.	58,808	0.0
8,000		Kandenko Co., Ltd.	56,956	0.0
34,000		Kanematsu Corp.	49,489	0.0
3,400		Katakura Industries Co., Ltd.	35,681	0.0
6,000		Kato Works Co., Ltd.	23,282	0.0
500		Kawada Technologies, Inc.	15,981	0.0
138,000		Kawasaki Heavy Industries Ltd.	398,129	0.1
77,000	L	Kawasaki Kisen Kaisha Ltd.	149,085	0.1
40,000		Keihan Electric Railway Co., Ltd.	281,792	0.1
48,000		Keihin Electric Express Railway Co., Ltd.	422,191	0.1
50,000		Keio Corp.	438,802	0.2
27,000		Keisei Electric Railway Co., Ltd.	379,855	0.1
3,300		Kimura Chemical Plants Co., Ltd.	10,965	0.0
900		Kimura Unity Co., Ltd.	8,837	0.0
11,700		Kinden Corp.	143,410	0.1
2,000		King Jim Co., Ltd.	14,911	0.0
3,000		Kinki Sharyo Co., Ltd.	8,743	0.0
179,000		Kintetsu Group Holdings Co., Ltd.	725,429	0.2
3,000		Kintetsu World Express, Inc.	39,846	0.0
14,000		Kitagawa Iron Works Co., Ltd.	25,743	0.0
8,000		Kitano Construction Corp.	19,392	0.0
2,200		Kito Corp.	16,441	0.0
7,700		Kitz Corp.	33,299	0.0
4,000	@	Kobe Electric Railway Co. Ltd	12,682	0.0
9,000		Kokuyo Co., Ltd.	105,206	0.1
3,950		Komai Tekko, Inc.	8,461	0.0
90,400		Komatsu Ltd.	1,536,885	0.5
900		Komatsu Wall Industry Co., Ltd.	14,404	0.0
4,200		Komori Corp.	48,851	0.0
2,800		Konoike Transport Co. Ltd.	32,743	0.0
800		KRS Corp.	18,649	0.0
89,000		Kubota Corp.	1,214,828	0.4
27,000		Kumagai Gumi Co., Ltd.	68,514	0.0
11,100		Kurita Water Industries Ltd.	252,830	0.1
3,700		Kuroda Electric Co., Ltd.	55,344	0.0
11,000		Kyodo Printing Co., Ltd.	33,024	0.0
3,900		Kyokuto Kaihatsu Kogyo Co. Ltd.	39,435	0.0
7,500		Kyowa Exeo Corp.	83,237	0.0
4,000		Kyudenko Corp.	95,112	0.0
5,100		Mabuchi Motor Co., Ltd.	237,275	0.1
13,000		Maeda Corp.	96,755	0.0
2,100		Maeda Kosen Co. Ltd	21,344	0.0
7,000		Maeda Road Construction Co., Ltd.	115,171	0.1
1,600		Maezawa Kasei Industries Co., Ltd.	14,663	0.0
600		Maezawa Kyuso Industries Co., Ltd.	7,480	0.0
10,000		Makino Milling Machine Co., Ltd.	61,271	0.0
11,500		Makita Corp.	712,826	0.2
170,500	L	Marubeni Corp.	862,629	0.3
700		Maruka Machinery Co. Ltd.	9,978	0.0
8,000		Maruzen Showa Unyu Co., Ltd.	28,065	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,500		Matsuda Sangyo Co., Ltd.	$15,590	0.0
4,000		Matsui Construction Co., Ltd.	26,622	0.0
3,000		Max Co., Ltd.	30,806	0.0
17,000		Meidensha Corp.	77,407	0.0
6,000		Meisei Industrial Co. Ltd.	25,071	0.0
2,500		Meitec Corp.	87,316	0.0
2,400		Meiwa Corp.	7,759	0.0
29,000		Minebea Co., Ltd.	226,097	0.1
5,610		Mirait Holdings Corp.	44,629	0.0
19,900	L	MISUMI Group, Inc.	284,512	0.1
130,500		Mitsubishi Corp.	2,208,252	0.7
188,000		Mitsubishi Electric Corp.	1,969,850	0.6
314,000		Mitsubishi Heavy Industries Ltd.	1,166,563	0.4
13,000	L	Mitsubishi Logistics Corp.	170,537	0.1
9,000	L	Mitsubishi Kakoki Kaisha Ltd.	18,624	0.0
1,400		Mitsubishi Pencil Co., Ltd.	59,917	0.0
5,000		Mitsuboshi Belting Co., Ltd.	40,233	0.0
156,700		Mitsui & Co., Ltd.	1,801,810	0.6
67,000		Mitsui Engineering & Shipbuilding Co., Ltd.	99,942	0.0
17,000		Mitsui Matsushima Co., Ltd.	17,674	0.0
85,000		Mitsui OSK Lines Ltd.	172,939	0.1
13,000		Mitsui-Soko Co., Ltd.	34,613	0.0
8,500		Miura Co., Ltd.	158,421	0.1
6,000		Miyaji Engineering Group, Inc.	7,729	0.0
6,300		MonotaRO Co. Ltd.	187,271	0.1
10,000		DMG Mori Co. Ltd.	91,821	0.0
3,200		Morita Holdings Corp.	37,393	0.0
3,100		Moshi Moshi Hotline, Inc.	28,673	0.0
9,700		Nabtesco Corp.	217,574	0.1
1,900		NAC Co., Ltd.	14,730	0.0
17,000		Nachi-Fujikoshi Corp.	59,171	0.0
9,700		Nagase & Co., Ltd.	106,515	0.1
65,000	L	Nagoya Railroad Co., Ltd.	303,509	0.1
5,844		Namura Shipbuilding Co., Ltd.	43,764	0.0
41,000		Nankai Electric Railway Co., Ltd.	222,452	0.1
800		NEC Capital Solutions Ltd.	11,242	0.0
23,000		NGK Insulators Ltd.	424,430	0.1
10,000		Nichias Corp.	59,752	0.0
600		Nichiden Corp.	15,528	0.0
2,500		Nichiha Corp.	37,802	0.0
4,000		Nichireki Co., Ltd.	28,858	0.0
21,214	L	Nidec Corp.	1,451,512	0.5
3,000		Nihon M&A Center, Inc.	174,150	0.1
600		Nihon Trim Co., Ltd.	27,806	0.0
4,000		Nikko Co. Ltd./Hyogo	12,176	0.0
5,000		Nippo Corp.	83,930	0.0
12,000	L	Nippon Carbon Co., Ltd.	25,588	0.0
8,300	L	Nippon Conveyor Co., Ltd.	10,915	0.0
3,300		Nippon Densetsu Kogyo Co., Ltd.	66,319	0.0
68,000		Nippon Express Co., Ltd.	309,161	0.1
2,100		Nippon Hume Corp.	10,874	0.0
2,400		Nippon Kanzai Co., Ltd.	37,939	0.0
10,000		Nippon Koei Co. Ltd.	31,490	0.0
5,500		Nippon Konpo Unyu Soko Co., Ltd.	99,543	0.0
27,400	L	Nippon Parking Development Co. Ltd.	30,382	0.0
7,000		Nippon Road Co., Ltd.	32,506	0.0
2,000		Nippon Seisen Co., Ltd.	7,870	0.0
8,000	L	Nippon Sharyo Ltd.	19,685	0.0
98,000	@	Nippon Sheet Glass Co., Ltd.	69,592	0.0
9,280		Nippon Steel & Sumikin Bussan Corp.	30,917	0.0
10,000		Nippon Thompson Co., Ltd.	35,722	0.0
156,880		Nippon Yusen KK	302,514	0.1
4,000		Nippon Yusoki Co., Ltd.	16,324	0.0
22,000		Nishimatsu Construction Co., Ltd.	94,336	0.0
24,000		Nishi-Nippon Railroad Co., Ltd.	156,418	0.1
1,500		Nishio Rent All Co., Ltd.	35,525	0.0
1,200		Nissei ASB Machine Co. Ltd	23,679	0.0
2,100		Nissei Plastic Industrial Co., Ltd.	12,651	0.0
3,200		Nissha Printing Co., Ltd.	46,821	0.0
7,000		Nissin Corp.	19,137	0.0
4,800		Nissin Electric Co., Ltd.	52,316	0.0
2,100		Nitta Corp.	52,924	0.0
12,000		Nitto Boseki Co., Ltd.	38,672	0.0
3,100		Nitto Kogyo Corp.	49,380	0.0
1,000		Nitto Kohki Co., Ltd.	19,809	0.0
2,900		Nittoc Construction Co. Ltd.	10,433	0.0
4,300		Nomura Co., Ltd.	62,307	0.0
13,000		Noritake Co., Ltd.	29,316	0.0
3,400		Noritz Corp.	55,302	0.0
12,000		NS United Kaiun Kaisha Ltd.	16,192	0.0
36,300		NSK Ltd.	332,251	0.1
44,000		NTN Corp.	140,297	0.1
1,100		Obara Corp.	39,428	0.0
60,000		Obayashi Corp.	591,399	0.2
3,000		Obayashi Road Corp.	19,805	0.0
57,000		Odakyu Electric Railway Co., Ltd.	620,040	0.2
2,380		Oiles Corp.	35,550	0.0
6,500		Okamura Corp.	61,990	0.0
16,000		OKK Corp.	15,505	0.0
13,000	L	Okuma Corp.	90,812	0.0
19,000		Okumura Corp.	100,330	0.0
1,900		Onoken Co., Ltd.	16,630	0.0
4,000		Organo Corp.	14,791	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,500		OSG Corp.	$158,530	0.1
1,100		Outsourcing, Inc.	37,894	0.0
2,600		Oyo Corp.	28,184	0.0
9,000		Park24 Co., Ltd.	251,807	0.1
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	12,989	0.0
21,600		Penta-Ocean Construction Co., Ltd.	90,400	0.0
3,200		Pilot Corp.	122,026	0.1
1,400		Prestige International, Inc.	15,787	0.0
2,500		Pronexus, Inc.	26,622	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	12,139	0.0
3,100		Raito Kogyo Co., Ltd.	28,581	0.0
10,000	@	Rasa Industries Ltd.	9,774	0.0
37,200		Recruit Holdings Co. Ltd.	1,134,253	0.4
2,200		Rheon Automatic Machinery Co., Ltd.	13,400	0.0
11,000		Ryobi Ltd.	43,330	0.0
7,000		Sakai Heavy Industries Ltd.	11,378	0.0
800		Sakai Moving Service Co., Ltd.	24,165	0.0
3,800	@,L	Sanix, Inc.	7,081	0.0
5,800		Sanki Engineering Co., Ltd.	46,390	0.0
2,300		Sankyo Tateyama, Inc.	29,800	0.0
23,000		Sankyu, Inc.	104,944	0.1
18,600		Sanwa Holdings Corp.	138,370	0.1
5,000		Sanyo Denki Co. Ltd.	23,316	0.0
1,800		Sata Construction Co., Ltd.	6,875	0.0
2,400		Sato Holding Corp.	51,106	0.0
2,300		Sato Shoji Corp.	13,139	0.0
3,300		SBS Holdings, Inc.	22,260	0.0
19,200		Secom Co., Ltd.	1,424,698	0.5
2,000		Seibu Electric Industry Co., Ltd.	7,268	0.0
14,200		Seibu Holdings, Inc.	300,272	0.1
5,800		Seikitokyu Kogyo Co., Ltd.	24,254	0.0
12,400		Seino Holdings Corp.	133,401	0.1
2,500		Sekisui Jushi Corp.	33,468	0.0
9,000		Senko Co., Ltd.	54,794	0.0
6,000		Shibusawa Warehouse Co., Ltd.	15,396	0.0
2,700		Shibuya Corp.	31,674	0.0
2,300	L	Shima Seiki Manufacturing Ltd.	38,299	0.0
61,000		Shimizu Corp.	516,632	0.2
1,900		Shin Nippon Air Technologies Co. Ltd.	16,774	0.0
2,000		Shin-Keisei Electric Railway Co., Ltd.	7,722	0.0
8,000		Shinmaywa Industries Ltd.	56,693	0.0
4,400		Shinnihon Corp.	20,728	0.0
5,000		Shinsho Corp.	9,058	0.0
2,000		Shinwa Co., Ltd./Nagoya	27,102	0.0
2,100		SHO-BOND Holdings Co., Ltd.	79,806	0.0
20,000		Sinfonia Technology Co. Ltd.	27,179	0.0
4,900		Sintokogio Ltd.	43,302	0.0
5,500		SMC Corp.	1,274,505	0.4
2,000		Soda Nikka Co., Ltd.	8,213	0.0
2,900		Sodick Co., Ltd.	21,666	0.0
6,300		Sohgo Security Services Co., Ltd.	341,104	0.1
108,400		Sojitz Corp.	222,553	0.1
31,000		Sotetsu Holdings, Inc.	189,880	0.1
3,800		Star Micronics Co., Ltd.	42,565	0.0
1,000		Subaru Enterprise Co., Ltd.	3,450	0.0
800		Sugimoto & Co., Ltd.	8,778	0.0
8,600		Sumiseki Holdings, Inc.	7,409	0.0
108,700	L	Sumitomo Corp.	1,078,625	0.4
1,400		Sumitomo Densetsu Co., Ltd.	18,122	0.0
73,800		Sumitomo Electric Industries Ltd.	894,894	0.3
53,700		Sumitomo Heavy Industries	221,654	0.1
75,800		Sumitomo Mitsui Construction Co., Ltd.	68,076	0.0
4,000		Sumitomo Precision Products	12,069	0.0
12,000		Sumitomo Warehouse Co., Ltd.	61,048	0.0
42,000		SWCC Showa Holdings Co., Ltd.	23,502	0.0
9,000		Tadano Ltd.	83,516	0.0
4,000		Taihei Dengyo Kaisha Ltd.	33,351	0.0
14,000		Taiheiyo Kouhatsu, Inc.	9,575	0.0
2,400		Taikisha Ltd.	57,806	0.0
102,500		Taisei Corp.	676,877	0.2
1,800		Takaoka Toko Co. Ltd	24,976	0.0
1,200		Takara Printing Co., Ltd.	14,140	0.0
7,000		Takara Standard Co., Ltd.	63,617	0.0
6,000		Takasago Thermal Engineering Co., Ltd.	75,265	0.0
3,500		Takeei Corp.	29,894	0.0
1,500		Takeuchi Manufacturing Co. Ltd.	21,680	0.0
7,000		Takisawa Machine Tool Co., Ltd.	7,822	0.0
7,000		Takuma Co., Ltd.	62,664	0.0
4,200		Tanseisha Co., Ltd.	31,805	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	12,962	0.0
3,100		TechnoPro Holdings, Inc.	91,893	0.0
1,600		Teikoku Electric Manufacturing Co., Ltd.	10,948	0.0
2,500		Teikoku Sen-I Co., Ltd.	34,130	0.0
14,000	L	Tekken Corp.	33,686	0.0
12,700		Temp Holdings Co., Ltd.	183,995	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,800		THK Co., Ltd.	$217,218	0.1
18,000		Toa Corp.	42,508	0.0
4,000		TOA Road Corp.	13,325	0.0
17,200	L	Tobishima Corp.	28,375	0.0
94,000		Tobu Railway Co., Ltd.	468,617	0.2
1,700		Tocalo Co., Ltd.	30,566	0.0
24,000		Toda Corp.	116,026	0.1
4,000		Toenec Corp.	24,655	0.0
8,800		TOKAI Holdings Corp.	45,767	0.0
3,000		Tokyo Energy & Systems, Inc.	24,255	0.0
8,000		TOKYO KEIKI INC.	11,600	0.0
2,500		Tokyo Sangyo Co. Ltd.	9,191	0.0
6,590		Tokyu Construction Co., Ltd.	53,815	0.0
103,000		Tokyu Corp.	862,667	0.3
9,000		Toli Corp.	22,906	0.0
1,900		Tomoe Corp.	6,024	0.0
3,400		Toppan Forms Co., Ltd.	37,829	0.0
49,000		Toppan Printing Co., Ltd.	410,827	0.1
2,200		Torishima Pump Manufacturing Co., Ltd.	19,603	0.0
374,000	L	Toshiba Corp.	727,203	0.2
13,000		Toshiba Machine Co., Ltd.	39,998	0.0
3,200		Toshiba Plant Systems & Services Corp.	39,166	0.0
5,000		Tosho Printing Co., Ltd.	24,329	0.0
2,400		Totetsu Kogyo Co., Ltd.	73,630	0.0
14,000		Toto Ltd.	435,775	0.2
6,400		Toyo Construction Co., Ltd.	27,887	0.0
13,000		Toyo Engineering Corp.	33,813	0.0
5,000		Toyo Logistics Co., Ltd.	10,231	0.0
1,200		Toyo Tanso Co., Ltd.	14,944	0.0
6,000		Toyo Wharf & Warehouse Co., Ltd.	7,943	0.0
19,300		Toyota Tsusho Corp.	435,715	0.2
600		Trancom Co. Ltd.	35,089	0.0
2,000		Trusco Nakayama Corp.	79,358	0.0
10,000		Tsubakimoto Chain Co.	61,885	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	7,959	0.0
8,000		Tsugami Corp.	29,030	0.0
3,800		Tsukishima Kikai Co., Ltd.	32,622	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	18,558	0.0
4,000		Uchida Yoko Co., Ltd.	15,707	0.0
4,100		Ueki Corp.	8,411	0.0
1,000		Union Tool Co.	26,268	0.0
10,600		Ushio, Inc.	140,718	0.1
22,000	L	Wakachiku Construction Co., Ltd.	24,771	0.0
3,000		Wakita & Co. Ltd.	25,024	0.0
700		Weathernews, Inc.	23,480	0.0
17,000		West Japan Railway Co.	1,049,702	0.3
4,000		Yahagi Construction Co., Ltd.	28,060	0.0
4,700		YAMABIKO Corp.	32,681	0.0
32,600		Yamato Holdings Co., Ltd.	649,947	0.2
6,200		Yamazen Corp.	47,076	0.0
2,100		Yasuda Logistics Corp.	13,674	0.0
4,500	L	Yokogawa Bridge Corp.	48,328	0.0
1,000		Yondenko Corp.	3,417	0.0
1,700		Yuasa Trading Co., Ltd.	39,937	0.0
4,000		Yuken Kogyo Co., Ltd.	6,641	0.0
2,000		Yusen Logistics Co. Ltd.	23,262	0.0
900		Yushin Precision Equipment Co., Ltd.	16,200	0.0
			66,974,711	20.9

		Information Technology: 10.2%
2,300		A&D Co., Ltd.	8,026	0.0
12,100	L	Advantest Corp.	111,778	0.1
3,000		Ai Holdings Corp.	86,922	0.0
4,000		Aichi Tokei Denki Co., Ltd.	10,837	0.0
1,500		Aiphone Co., Ltd.	25,137	0.0
1,280		Alpha Systems, Inc.	19,653	0.0
15,200		Alps Electric Co., Ltd.	265,227	0.1
5,600		Amano Corp.	88,310	0.0
11,700		Anritsu Corp.	64,289	0.0
1,600		Argo Graphics, Inc.	24,612	0.0
5,200		Arisawa Manufacturing Co., Ltd.	26,545	0.0
3,000		Asahi Net, Inc.	12,949	0.0
1,400		Ateam, Inc.	23,113	0.0
825		Axell Corp.	6,193	0.0
2,700		Broadleaf Co. Ltd.	32,563	0.0
22,800		Brother Industries Ltd.	261,869	0.1
2,900		CAC Holdings Corp.	21,171	0.0
1,600		Canon Electronics, Inc.	23,541	0.0
94,466		Canon, Inc.	2,817,255	0.9
4,600		Capcom Co., Ltd.	112,069	0.1
3,000		Computer Institute of Japan Ltd.	12,278	0.0
21,500		Citizen Holdings Co., Ltd.	121,826	0.1
6,200		CMK Corp.	24,474	0.0
5,000	@	COLOPL, Inc.	106,966	0.1
1,400	L	Cybernet Systems Co., Ltd.	11,704	0.0
3,600		Cybozu, Inc.	10,937	0.0
1,200		Dai-ichi Seiko Co. Ltd	13,245	0.0
18,000		Dainippon Screen Manufacturing Co., Ltd.	142,143	0.1
18,000		Daiwabo Holdings Co., Ltd.	33,585	0.0
5,000		Denki Kogyo Co., Ltd.	23,327	0.0
4,100		Dexerials Corp	40,463	0.0
1,200		Digital Arts, Inc.	26,055	0.0
2,300		Dip Corp.	54,184	0.0
2,400		Disco Corp.	203,066	0.1
2,100		DTS Corp.	40,142	0.0
1,900		Eizo Nanao Corp.	47,781	0.0
900		Enplas Corp.	33,320	0.0
2,600		ESPEC Corp.	33,915	0.0
1,000	L	Excel Co., Ltd.	12,464	0.0
5,400		F N Communications, Inc.	40,525	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
870		Faith, Inc.	$10,237	0.0
3,100		Fuji Soft, Inc.	67,606	0.0
42,200		Fuji Photo Film Co., Ltd.	1,668,052	0.5
171,000		Fujitsu Ltd.	632,319	0.2
2,700		Furuno Electric Co., Ltd.	17,101	0.0
6,700		GMO internet, Inc.	89,475	0.0
1,600	L	GMO Payment Gateway, Inc.	108,102	0.1
2,600		Gurunavi, Inc.	61,690	0.0
11,500		Gree, Inc.	63,083	0.0
1,400	@	Gumi, Inc.	8,267	0.0
25,600	L	GungHo Online Entertainment, Inc.	72,016	0.0
13,900		Hamamatsu Photonics KK	383,071	0.1
600		Hearts United Group Co. Ltd	12,951	0.0
1,200		Hioki EE Corp.	26,642	0.0
2,865		Hirose Electric Co., Ltd.	315,749	0.1
6,000		Hitachi High-Technologies Corp.	168,905	0.1
3,900		Hitachi Kokusai Electric, Inc.	46,820	0.0
449,146		Hitachi Ltd.	2,105,080	0.7
3,000		Hitachi Maxell Ltd.	45,631	0.0
1,300		Hochiki Corp.	14,883	0.0
10,000		Hokuriku Electric Industry Co., Ltd.	11,816	0.0
3,300		Horiba Ltd.	123,039	0.1
5,500		Hosiden Corp.	32,868	0.0
41,100		Hoya Corp.	1,562,237	0.5
10,500		Ibiden Co., Ltd.	128,373	0.1
1,100		Icom, Inc.	20,100	0.0
3,600		Ines Corp.	36,942	0.0
1,300		I-Net Corp.	13,092	0.0
2,600		Innotech Corp.	10,190	0.0
2,900		Internet Initiative Japan, Inc.	59,550	0.0
1,600		Information Services International-Dentsu Ltd.	32,103	0.0
6,000		IT Holdings Corp.	141,915	0.1
3,900		Itfor, Inc.	16,938	0.0
4,400		Itochu Techno-Solutions Corp.	83,022	0.0
9,000		Iwatsu Electric Co., Ltd.	5,753	0.0
5,000		Japan Aviation Electronics Industry Ltd.	58,567	0.0
2,300		Japan Cash Machine Co., Ltd.	18,540	0.0
2,200		Japan Digital Laboratory Co.	31,487	0.0
32,700	L	Japan Display, Inc.	63,841	0.0
800	L	Japan Material Co. Ltd	21,350	0.0
5,000		Japan Radio Co., Ltd.	13,282	0.0
1,700		Jastec Co., Ltd.	13,821	0.0
1,100		JBCC Holdings, Inc.	6,615	0.0
4,200		Justsystems Corp.	34,114	0.0
1,800		Kaga Electronics Co., Ltd.	22,816	0.0
13,700	L	Kakaku.com, Inc.	254,015	0.1
1,500		Kanematsu Electronics Ltd.	25,184	0.0
4,000		Keyence Corp.	2,181,489	0.7
3,800	@,L	KLab, Inc.	21,519	0.0
4,600		Koa Corp.	34,019	0.0
8,023	L	Konami Corp.	237,113	0.1
44,100		Konica Minolta Holdings, Inc.	374,039	0.1
28,900		Kyocera Corp.	1,272,501	0.4
2,800		Lasertec Corp.	39,432	0.0
1,000	@,L	Livesense, Inc.	4,515	0.0
3,800		Macnica Fuji Electronics Holdings, Inc.	45,212	0.0
1,700		Mamezou Holdings Co. Ltd	11,006	0.0
2,000		Marubun Corp.	13,644	0.0
800		Maruwa Co., Ltd./Aichi	19,493	0.0
3,300	L	Marvelous, Inc.	29,609	0.0
2,300	L	Megachips Corp.	25,835	0.0
1,300		Melco Holdings, Inc.	26,512	0.0
1,700		Mimasu Semiconductor Industry Co., Ltd.	15,595	0.0
6,200	L	Mitsumi Electric Co., Ltd.	28,799	0.0
18,520		Murata Manufacturing Co., Ltd.	2,234,750	0.7
3,200		Mutoh Holdings Co., Ltd.	6,613	0.0
1,600		Nagano Keiki Co., Ltd.	9,174	0.0
243,000		NEC Corp.	610,898	0.2
2,300		NEC Networks & System Integration Corp.	35,712	0.0
7,900		Net One systems Co., Ltd.	42,650	0.0
16,800		Nexon Co. Ltd.	286,514	0.1
5,800		Nichicon Corp.	40,367	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	13,553	0.0
5,100	L	Nihon Unisys Ltd.	67,488	0.0
10,900		Nintendo Co., Ltd.	1,549,416	0.5
1,100	L	Nippon Ceramic Co., Ltd.	19,078	0.0
16,000		Nippon Chemi-Con Corp.	22,449	0.0
38,000		Nippon Electric Glass Co., Ltd.	194,347	0.1
5,700		Nippon Signal Co., Ltd.	47,121	0.0
2,500		Nohmi Bosai Ltd.	37,854	0.0
12,320		Nomura Research Institute Ltd.	414,900	0.1
2,800		NS Solutions Corp.	54,922	0.0
4,050		NSD CO., Ltd.	59,797	0.0
10,900		NTT Data Corp.	546,618	0.2
900		OBIC Business Consultants Ltd.	38,217	0.0
6,200		Obic Co., Ltd.	327,755	0.1
1,100		Oizumi Corp.	4,740	0.0
75,000	L	Oki Electric Industry Ltd.	105,985	0.1
20,000		Omron Corp.	594,852	0.2
1,300		Optex Co., Ltd.	41,460	0.0
2,900		Oracle Corp. Japan	162,639	0.1
3,000	L	Origin Electric Co. Ltd.	7,429	0.0
4,000		Osaki Electric Co., Ltd.	28,610	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
4,800		Otsuka Corp.	$253,206	0.1
1,500		Poletowin Pitcrew Holdings, Inc.	12,654	0.0
9,300	@	Renesas Electronics Corp.	59,752	0.0
56,900		Ricoh Co., Ltd.	579,136	0.2
2,500		Riso Kagaku Corp.	38,538	0.0
8,700		Rohm Co., Ltd.	365,895	0.1
1,500		Roland DG Corp.	29,267	0.0
3,100		Ryosan Co., Ltd.	77,354	0.0
2,500		Ryoyo Electro Corp.	29,657	0.0
13,000		Sanken Electric Co., Ltd.	38,973	0.0
2,600		Sanshin Electronics Co., Ltd.	20,514	0.0
2,800		Satori Electric Co., Ltd.	18,125	0.0
7,000		Saxa Holdings, Inc.	13,306	0.0
26,300		Seiko Epson Corp.	422,982	0.2
5,000		Shibaura Mechatronics Corp.	10,064	0.0
23,000		Shimadzu Corp.	360,834	0.1
10,000		Shindengen Electric Manufacturing Co., Ltd.	33,873	0.0
1,500		Shinkawa Ltd.	6,095	0.0
6,500		Shinko Electric Industries	36,539	0.0
3,800		Shinko Shoji Co., Ltd.	36,644	0.0
1,200		Siix Corp.	36,727	0.0
7,000		SMK Corp.	35,945	0.0
2,500		SMS Co. Ltd.	47,644	0.0
600		Softbank Technology Corp.	7,987	0.0
1,700		Sourcenext Corp.	6,937	0.0
7,500		Square Enix Holdings Co., Ltd.	202,601	0.1
1,300		SRA Holdings	29,888	0.0
14,900		Sumco Corp.	93,552	0.0
4,344		SCSK Corp.	169,806	0.1
2,600		Systena Corp.	44,202	0.0
1,740		Tachibana Eletech Co., Ltd.	18,186	0.0
8,900		Taiyo Yuden Co., Ltd.	86,794	0.0
800		Takachiho Koheki Co. Ltd	6,457	0.0
9,000		Tamura Corp.	23,909	0.0
10,700		TDK Corp.	593,699	0.2
20,000	@	Teac Corp.	7,469	0.0
4,260		Koei Tecmo Holdings Co. Ltd	65,197	0.0
1,900		TKC	51,467	0.0
5,000		Toko, Inc.	16,181	0.0
14,500		Tokyo Electron Ltd.	944,376	0.3
3,400		Tokyo Seimitsu Co., Ltd.	66,703	0.0
5,800		Topcon Corp.	76,530	0.0
13,000		Toshiba Tec Corp.	51,026	0.0
700		Toukei Computer Co., Ltd.	12,348	0.0
1,700		Towa Corp.	10,789	0.0
3,600		Toyo Corp./Chuo-ku	36,939	0.0
2,200		Transcosmos, Inc.	57,123	0.0
8,600		Trend Micro, Inc.	314,759	0.1
1,500		UKC Holdings Corp.	29,744	0.0
3,200		Ulvac, Inc.	104,585	0.1
8,000		Uniden Corp.	9,017	0.0
600		V Technology Co. Ltd	27,474	0.0
14,400	L	Wacom Co., Ltd.	61,005	0.0
126,300	L	Yahoo! Japan Corp.	537,563	0.2
2,900		Yamaichi Electronics Co., Ltd.	15,071	0.0
5,800		Yamatake Corp.	148,303	0.1
22,400		Yaskawa Electric Corp.	258,331	0.1
17,900		Yokogawa Electric Corp.	184,888	0.1
2,200		Yokowo Co., Ltd.	10,093	0.0
			32,764,672	10.2

		Materials: 6.1%
19,000		Achilles Corp.	24,309	0.0
8,600		ADEKA Corp.	125,288	0.1
10,000		Aichi Steel Corp.	39,093	0.0
15,000		Air Water, Inc.	222,357	0.1
1,000		Alconix Corp.	13,966	0.0
3,100		Asahi Holdings, Inc.	41,722	0.0
115,000		Asahi Kasei Corp.	776,676	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	10,938	0.0
1,800		Carlit Holdings Co. Ltd.	7,940	0.0
8,000	L	Chuetsu Pulp & Paper Co., Ltd.	13,930	0.0
5,000		Chugoku Marine Paints Ltd.	32,970	0.0
18,000		Dai Nippon Toryo Co., Ltd.	31,189	0.0
26,000		Daicel Corp.	354,417	0.1
31,000		Daido Steel Co., Ltd.	107,304	0.1
4,000		DKS Co. Ltd	11,658	0.0
8,000		Daiken Corp.	22,320	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	9,864	0.0
8,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	32,012	0.0
7,600	L	Daio Paper Corp.	63,990	0.0
10,000		Daiso Co., Ltd.	36,499	0.0
3,000		DC Co., Ltd.	9,275	0.0
38,000		Denka Co., Ltd.	156,231	0.1
73,000		Dainippon Ink & Chemicals	174,300	0.1
24,000	L	Dowa Holdings Co., Ltd.	133,522	0.1
1,500		Earth Chemical Co., Ltd.	60,530	0.0
800		Ebara-Udylite Co., Ltd.	26,296	0.0
1,600		FP Corp.	68,375	0.0
2,200		Fuji Seal International, Inc.	77,896	0.0
2,000		Fujikura Kasei Co., Ltd.	9,051	0.0
1,400		Fujimi, Inc.	18,636	0.0
1,600		Fujimori Kogyo Co., Ltd.	37,582	0.0
23,338		Furukawa-Sky Aluminum Corp.	47,293	0.0
15,000		Godo Steel Ltd.	25,199	0.0
5,000		Gun-Ei Chemical Industry Co., Ltd.	13,298	0.0
1,000		Hakudo Co., Ltd.	9,429	0.0
3,000		Harima Chemicals, Inc.	14,332	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
9,000		Hitachi Chemical Co., Ltd.	$161,728	0.1
20,720		Hitachi Metals Ltd.	213,671	0.1
5,000		Hokkan Holdings Ltd.	13,771	0.0
11,500		Hokuetsu Kishu Paper Co. Ltd.	68,434	0.0
2,700		Ihara Chemical Industry Co., Ltd.	34,828	0.0
45,000	@	Ishihara Sangyo Kaisha Ltd.	30,751	0.0
2,700		Japan Pile Corp.	9,789	0.0
500		Japan Pure Chemical Co. Ltd.	9,056	0.0
50,447		JFE Holdings, Inc.	677,514	0.2
1,100		JSP Corp.	21,883	0.0
17,200		JSR Corp.	247,324	0.1
25,000		Kaneka Corp.	214,071	0.1
21,000		Kansai Paint Co., Ltd.	337,079	0.1
5,000		Kanto Denka Kogyo Co., Ltd.	35,634	0.0
5,800		Kimoto Co., Ltd.	8,806	0.0
5,000		Koatsu Gas Kogyo Co., Ltd.	28,398	0.0
338,000		Kobe Steel Ltd.	297,081	0.1
1,100		Kohsoku Corp.	8,518	0.0
3,400		Konishi Co., Ltd.	42,363	0.0
7,000		Krosaki Harima Corp.	15,611	0.0
3,800		Kumiai Chemical Industry Co., Ltd.	33,984	0.0
29,000		Kuraray Co., Ltd.	354,405	0.1
16,000		Kureha Corp.	50,755	0.0
12,000		Kurimoto Ltd.	16,404	0.0
1,900		Kyoei Steel Ltd.	28,519	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	8,727	0.0
4,200		Lintec Corp.	75,033	0.0
5,900		Maruichi Steel Tube Ltd.	161,594	0.1
1,800		MEC Co., Ltd./Japan	13,893	0.0
1,000		Mitani Sekisan Co. Ltd	13,690	0.0
123,800		Mitsubishi Chemical Holdings Corp.	646,372	0.2
31,000		Mitsubishi Gas Chemical Co., Inc.	166,487	0.1
113,520		Mitsubishi Materials Corp.	320,280	0.1
51,000	@	Mitsubishi Paper Mills Ltd.	36,254	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	17,790	0.0
79,000		Mitsui Chemicals, Inc.	262,962	0.1
47,000		Mitsui Mining & Smelting Co., Ltd.	74,978	0.0
800		MORESCO Corp.	9,473	0.0
4,000		Nakabayashi Co. Ltd.	10,669	0.0
17,000	@	Nakayama Steel Works Ltd.	10,568	0.0
4,700		Neturen Co., Ltd.	31,869	0.0
4,400	L	Nihon Nohyaku Co., Ltd.	22,286	0.0
8,900		Nihon Parkerizing Co., Ltd.	80,498	0.0
12,000		Nihon Yamamura Glass Co., Ltd.	17,702	0.0
14,000		Nippon Carbide Industries Co., Inc.	15,914	0.0
5,000		Nippon Concrete Industries Co., Ltd.	11,760	0.0
11,000		Nippon Denko Co., Ltd.	17,578	0.0
2,300		Nippon Fine Chemical Co., Ltd.	15,719	0.0
13,000		Nippon Kayaku Co., Ltd.	131,234	0.1
7,000	@	Nippon Kinzoku Co., Ltd.	6,282	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	10,795	0.0
36,200		Nippon Light Metal Holdings Co. Ltd.	59,453	0.0
14,400	L	Nippon Paint Co., Ltd.	318,515	0.1
9,429	L	Nippon Paper Industries Co. Ltd.	167,711	0.1
3,000		Nippon Pillar Packing Co., Ltd.	26,086	0.0
2,700		Nippon Shokubai Co., Ltd.	137,535	0.1
11,000		Nippon Soda Co., Ltd.	55,237	0.0
82,865		Nippon Steel Corp.	1,588,660	0.5
4,000		Nippon Synthetic Chemical Industry Co., Ltd.	25,356	0.0
14,000		Nippon Valqua Industries Ltd.	36,658	0.0
19,000	@	Nippon Yakin Kogyo Co., Ltd.	22,105	0.0
11,300		Nissan Chemical Industries Ltd.	290,555	0.1
8,276		Nisshin Steel Holdings Co. Ltd.	96,473	0.0
6,000		Nittetsu Mining Co., Ltd.	22,394	0.0
14,300		Nitto Denko Corp.	796,846	0.3
14,000		NOF Corp.	99,162	0.0
75,000		OJI Paper Co., Ltd.	301,233	0.1
4,900		Okabe Co., Ltd.	34,964	0.0
6,000	L	Okamoto Industries, Inc.	50,502	0.0
4,000		Okura Industrial Co., Ltd.	10,392	0.0
1,400		Osaka Steel Co., Ltd.	22,889	0.0
2,000	L	OSAKA Titanium Technologies Co.	27,139	0.0
13,000	L	Pacific Metals Co., Ltd.	37,999	0.0
1,700		Pack Corp.	40,842	0.0
17,000		Rengo Co., Ltd.	85,781	0.0
3,000		Riken Technos Corp.	10,341	0.0
8,000		Sakai Chemical Industry Co. Ltd.	21,916	0.0
4,000		Sakata INX Corp.	43,603	0.0
6,000		Sanyo Chemical Industries Ltd.	42,346	0.0
12,000		Sanyo Special Steel Co., Ltd.	54,656	0.0
1,100	L	Seiko PMC Corp.	12,393	0.0
9,000		Sekisui Plastics Co., Ltd.	27,243	0.0
3,000		Shikoku Chemicals Corp.	26,073	0.0
4,000		Shinagawa Refractories Co., Ltd.	7,147	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
33,100		Shin-Etsu Chemical Co., Ltd.	$1,709,548	0.6
4,600		Shin-Etsu Polymer Co., Ltd.	24,662	0.0
121,000		Showa Denko KK	124,830	0.1
1,600		Stella Chemifa Corp.	34,059	0.0
18,000		Sumitomo Bakelite Co., Ltd.	70,445	0.0
136,000		Sumitomo Chemical Co., Ltd.	615,591	0.2
51,000		Sumitomo Metal Mining Co., Ltd.	504,591	0.2
37,000		Sumitomo Osaka Cement Co., Ltd.	145,339	0.1
5,000		Sumitomo Seika Chemicals Co., Ltd.	24,696	0.0
2,200		T Hasegawa Co., Ltd.	33,350	0.0
115,000		Taiheiyo Cement Corp.	264,685	0.1
800		Taisei Lamick Co., Ltd.	20,863	0.0
1,600		Taiyo Ink Manufacturing Co., Ltd.	54,006	0.0
14,300		Taiyo Nippon Sanso Corp.	135,877	0.1
1,200		Takasago International Corp.	26,862	0.0
5,000		Takiron Co., Ltd.	24,790	0.0
4,000		Tayca Corp.	18,810	0.0
75,000		Teijin Ltd.	261,172	0.1
1,400		Tenma Corp.	22,919	0.0
10,700		Toagosei Co., Ltd.	89,037	0.0
4,000	L	Toda Kogyo Corp.	11,295	0.0
3,000		Toho Titanium Co., Ltd.	21,630	0.0
12,000	L	Toho Zinc Co., Ltd.	30,282	0.0
18,000		Tokai Carbon Co., Ltd.	42,673	0.0
11,000	L	Tokushu Tokai Holdings Co., Ltd.	35,599	0.0
32,000	L	Tokuyama Corp.	49,418	0.0
3,800		Tokyo Ohka Kogyo Co., Ltd.	95,013	0.0
14,000		Tokyo Rope Manufacturing Co., Ltd.	20,254	0.0
9,900		Tokyo Steel Manufacturing Co., Ltd.	58,880	0.0
6,000		Tokyo Tekko Co., Ltd.	20,217	0.0
6,000		Tomoegawa Co., Ltd.	10,424	0.0
6,000		Tomoku Co., Ltd.	14,760	0.0
17,000		Topy Industries Ltd.	33,503	0.0
134,000		Toray Industries, Inc.	1,143,576	0.4
50,000		Tosoh Corp.	209,979	0.1
18,000		Toyo Ink Manufacturing Co., Ltd.	72,092	0.0
7,000		Toyo Kohan Co., Ltd.	21,031	0.0
13,100		Toyo Seikan Kaisha Ltd.	245,135	0.1
69,000		Toyobo Co., Ltd.	103,519	0.0
4,000		TYK Corp.	6,216	0.0
100,000		Ube Industries Ltd.	176,776	0.1
5,000		Wood One Co., Ltd.	11,093	0.0
4,000		Yamato Kogyo Co., Ltd.	86,665	0.0
2,800		Yodogawa Steel Works Ltd.	59,403	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	12,842	0.0
16,000		Zeon Corp.	103,341	0.0
			19,512,424	6.1

		Telecommunication Services: 5.7%
7,300	@,L	Japan Communications, Inc.	12,319	0.0
176,900		KDDI Corp.	4,719,830	1.5
134,600		Nippon Telegraph & Telephone Corp.	5,814,384	1.8
134,300		NTT DoCoMo, Inc.	3,052,830	0.9
98,750		SoftBank Group Corp.	4,723,217	1.5
			18,322,580	5.7

		Utilities: 2.1%
53,900		Chubu Electric Power Co., Inc.	752,193	0.2
24,400		Chugoku Electric Power Co., Inc.	329,195	0.1
15,000		Electric Power Development Co., Ltd.	467,939	0.2
17,000	@	Hokkaido Electric Power Co., Inc.	142,420	0.0
6,000		Hokkaido Gas Co., Ltd.	14,879	0.0
17,200		Hokuriku Electric Power Co.	243,152	0.1
2,000		K&O Energy Group, Inc.	24,695	0.0
72,200	@	Kansai Electric Power Co., Inc.	638,811	0.2
39,300	@,L	Kyushu Electric Power Co., Inc.	373,451	0.1
1,950		Okinawa Electric Power Co., Inc.	52,465	0.0
182,000		Osaka Gas Co., Ltd.	698,616	0.2
22,000		Saibu Gas Co., Ltd.	50,798	0.0
16,100		Shikoku Electric Power Co., Inc.	215,759	0.1
6,000		Shizuoka Gas Co., Ltd.	40,167	0.0
45,000		Toho Gas Co., Ltd.	319,406	0.1
44,200		Tohoku Electric Power Co., Inc.	569,626	0.2
150,100	@	Tokyo Electric Power Co., Inc.	824,596	0.3
197,000		Tokyo Gas Co., Ltd.	918,305	0.3
			6,676,473	2.1

	Total Common Stock
	(Cost $281,783,106)		312,885,520	97.5

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc: 4.5%
721,337	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $721,343, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $735,770, due 04/15/17-03/01/46)	$721,337	0.2
3,427,015	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $3,427,043, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $3,495,556, due 05/15/17-11/15/45)	3,427,015	1.0
3,427,015	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $3,427,048, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,495,555, due 04/25/16-01/20/66)	3,427,015	1.1
3,427,015	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $3,427,046, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $3,495,555, due 04/01/16-02/20/61)	3,427,015	1.1
3,427,015	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $3,427,048, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $3,495,556, due 08/15/17-02/15/44)	3,427,015	1.1
		14,429,397	4.5

	Total Short-Term Investments
	(Cost $14,429,397)	14,429,397	4.5

	Total Investments in Securities (Cost $296,212,503)	$327,314,917	102.0
	Liabilities in Excess of Other Assets	(6,437,751)	(2.0)
	Net Assets	$320,877,166	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $300,857,953.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$58,009,066
Gross Unrealized Depreciation	(31,552,102)

Net Unrealized Appreciation	$26,456,964

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$23,353	$63,282,358	$–	$63,305,711
Consumer Staples	–	29,749,371	–	29,749,371
Energy	–	2,648,423	–	2,648,423
Financials	–	49,629,319	–	49,629,319
Health Care	–	23,301,836	–	23,301,836
Industrials	7,268	66,967,443	–	66,974,711
Information Technology	–	32,764,672	–	32,764,672
Materials	–	19,512,424	–	19,512,424
Telecommunication Services	–	18,322,580	–	18,322,580
Utilities	–	6,676,473	–	6,676,473
Total Common Stock	30,621	312,854,899	–	312,885,520
Short-Term Investments	–	14,429,397	–	14,429,397
Total Investments, at fair value	$30,621	$327,284,296	$–	$327,314,917
Other Financial Instruments+
Forward Foreign Currency Contracts	–	35,171	–	35,171
Total Assets	$30,621	$327,319,467	$–	$327,350,088
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(6,634)	$–	$(6,634)
Futures	(53,221)	–	–	(53,221)
Total Liabilities	$(53,221)	$(6,634)	$–	$(59,855)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Japanese Yen	341,000,000	Buy	06/15/16	$3,028,952	$3,036,384	$7,432
Bank of America	Japanese Yen	245,000,000	Buy	06/15/16	2,163,143	2,181,566	18,423
							$25,855

Bank of America	Japanese Yen	145,000,000	Sell	06/15/16	$1,300,447	$1,291,131	$9,316
Morgan Stanley	Japanese Yen	111,000,000	Sell	06/15/16	981,749	988,383	(6,634)
							$2,682

At March 31, 2016, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	47	06/09/16	$5,627,305	$(53,221)
			$5,627,305	$(53,221)

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$35,171
Total Asset Derivatives		$35,171

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$6,634
Equity contracts	Futures contracts	53,221
Total Liability Derivatives		$59,855

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2016:

	Bank of America	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$35,171	$-	$35,171
Total Assets	$35,171	$-	$35,171

Liabilities:
Forward foreign currency contracts	$-	$6,634	$6,634
Total Liabilities	$-	$6,634	$6,634

Net OTC derivative instruments by counterparty, at fair value	$35,171	$(6,634)	$28,537

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$35,171	$(6,634)	$28,537

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 19.5%
27,280		Amazon.com, Inc.	$16,194,499	2.9
32,703		CBS Corp. - Class B	1,801,608	0.3
161,827		Comcast Corp. – Class A	9,884,393	1.8
10,422		Dish Network Corp. - Class A	482,122	0.1
92,964		Home Depot, Inc.	12,404,187	2.3
10,097		Johnson Controls, Inc.	393,480	0.1
26,018		Las Vegas Sands Corp.	1,344,610	0.2
68,111		Lowe's Cos, Inc.	5,159,408	0.9
63,202		McDonald's Corp.	7,943,227	1.4
30,204		Netflix, Inc.	3,087,755	0.6
97,053		Nike, Inc.	5,965,848	1.1
3,690		Priceline.com, Inc.	4,756,263	0.9
107,386		Starbucks Corp.	6,410,944	1.2
3,564		Target Corp.	293,246	0.1
6,941	L	Tesla Motors, Inc.	1,594,834	0.3
20,120		Time Warner Cable, Inc.	4,116,954	0.7
30,222		Time Warner, Inc.	2,192,606	0.4
48,424		TJX Cos., Inc.	3,794,021	0.7
53,943		Twenty-First Century Fox, Inc. - Class A	1,503,931	0.3
23,294		Twenty-First Century Fox, Inc. - Class B	656,891	0.1
24,057		VF Corp.	1,557,931	0.3
749		Viacom, Inc.	33,930	0.0
24,672		Viacom, Inc. - Class B	1,018,460	0.2
121,432		Walt Disney Co.	12,059,412	2.2
29,091		Yum! Brands, Inc.	2,381,098	0.4
			107,031,658	19.5

		Consumer Staples: 12.9%
132,437		Altria Group, Inc.	8,298,502	1.5
280,632		Coca-Cola Co.	13,018,519	2.4
56,461		Colgate-Palmolive Co.	3,988,970	0.7
31,488		Costco Wholesale Corp.	4,961,879	0.9
74,857		CVS Health Corp.	7,764,917	1.4
14,933		Estee Lauder Cos., Inc.	1,408,331	0.3
42,427		General Mills, Inc.	2,687,750	0.5
20,551		Kimberly-Clark Corp.	2,764,315	0.5
42,134		Kraft Heinz Co.	3,310,047	0.6
69,775		Kroger Co.	2,668,894	0.5
105,637		PepsiCo, Inc.	10,825,680	2.0
55,212		Philip Morris International, Inc.	5,416,849	1.0
58,769		Reynolds American, Inc.	2,956,668	0.5
9,238		Walgreens Boots Alliance, Inc.	778,209	0.1
			70,849,530	12.9

		Energy: 0.4%
3,324		EOG Resources, Inc.	241,256	0.0
2,954		Marathon Petroleum Corp.	109,829	0.0
10,933		Schlumberger Ltd.	806,309	0.2
53,314		Williams Cos., Inc.	856,756	0.2
			2,014,150	0.4

		Financials: 3.0%
11,387		American Express Co.	699,162	0.1
30,115		American Tower Corp.	3,082,873	0.6
8,536		Bank of New York Mellon Corp.	314,381	0.1
8,604		Berkshire Hathaway, Inc. – Class B	1,220,735	0.2
2,840		Blackrock, Inc.	967,219	0.2
57,653		Charles Schwab Corp.	1,615,437	0.3
22,888		Marsh & McLennan Cos., Inc.	1,391,361	0.2
9,413		Public Storage, Inc.	2,596,388	0.5
22,154		Simon Property Group, Inc.	4,601,164	0.8
			16,488,720	3.0

		Health Care: 16.4%
118,463		AbbVie, Inc.	6,766,607	1.2
6,116		Aetna, Inc.	687,133	0.1
15,358		Alexion Pharmaceuticals, Inc.	2,138,141	0.4
12,625	@	Allergan plc	3,383,879	0.6
54,414		Amgen, Inc.	8,158,291	1.5
3,733		Anthem, Inc.	518,850	0.1
24,602		Baxalta, Inc.	993,921	0.2
24,592		Baxter International, Inc.	1,010,239	0.2
14,904		Becton Dickinson & Co.	2,262,725	0.4
15,865		Biogen, Inc.	4,129,977	0.8
119,301		Bristol-Myers Squibb Co.	7,620,948	1.4
21,284		Cardinal Health, Inc.	1,744,224	0.3
56,763		Celgene Corp.	5,681,409	1.0
18,319		Cigna Corp.	2,514,100	0.5
70,027		Eli Lilly & Co.	5,042,644	0.9
38,042		Express Scripts Holding Co.	2,613,105	0.5
97,821		Gilead Sciences, Inc.	8,985,837	1.6
1,811		HCA Holdings, Inc.	141,349	0.0
9,871		Humana, Inc.	1,805,899	0.3
10,255		Illumina, Inc.	1,662,438	0.3
25,462		Johnson & Johnson	2,754,988	0.5
16,481		McKesson Corp.	2,591,637	0.5
22,920		Merck & Co., Inc.	1,212,697	0.2
25,360		Mylan NV	1,175,436	0.2
5,583		Regeneron Pharmaceuticals, Inc.	2,012,336	0.4
12,187		Stryker Corp.	1,307,543	0.2
9,549		Thermo Fisher Scientific, Inc.	1,352,043	0.3
64,719		UnitedHealth Group, Inc.	8,342,279	1.5
17,349		Vertex Pharmaceuticals, Inc.	1,379,072	0.3
			89,989,747	16.4

		Industrials: 8.8%
45,398		3M Co.	7,564,669	1.4
44,858		American Airlines Group, Inc.	1,839,627	0.3
46,594		Boeing Co.	5,914,642	1.1
7,477		Caterpillar, Inc.	572,290	0.1
18,143		CSX Corp.	467,182	0.1
9,071		Cummins, Inc.	997,266	0.2

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,190		Danaher Corp.	$776,903	0.1
4,013		Deere & Co.	308,961	0.1
58,098		Delta Air Lines, Inc.	2,828,211	0.5
32,770		Emerson Electric Co.	1,782,033	0.3
6,955		FedEx Corp.	1,131,718	0.2
6,009		General Dynamics Corp.	789,402	0.2
55,945		Honeywell International, Inc.	6,268,637	1.1
21,296		Illinois Tool Works, Inc.	2,181,562	0.4
13,867		Lockheed Martin Corp.	3,071,540	0.6
3,948		Northrop Grumman Corp.	781,309	0.1
62,664		Union Pacific Corp.	4,984,921	0.9
50,208		United Parcel Service, Inc. - Class B	5,295,438	1.0
5,479		United Technologies Corp.	548,448	0.1
2,788		Waste Management, Inc.	164,492	0.0
			48,269,251	8.8

		Information Technology: 31.5%
44,954		Accenture PLC	5,187,692	0.9
35,605		Adobe Systems, Inc.	3,339,749	0.6
20,631		Alphabet, Inc. - Class A	15,739,390	2.9
21,053		Alphabet, Inc. - Class C	15,683,432	2.9
412,299		Apple, Inc.	44,936,468	8.2
26,833		Automatic Data Processing, Inc.	2,407,188	0.4
18,891		Broadcom Ltd.	2,918,660	0.5
43,456		Cognizant Technology Solutions Corp.	2,724,691	0.5
86,474		eBay, Inc.	2,063,270	0.4
11,218		EMC Corp.	298,960	0.1
154,873		Facebook, Inc.	17,671,009	3.2
36,068		International Business Machines Corp.	5,462,499	1.0
23,633		Intel Corp.	764,528	0.1
71,543		Mastercard, Inc.	6,760,813	1.2
6,176		Micron Technology, Inc.	64,663	0.0
328,262		Microsoft Corp.	18,129,910	3.3
136,053		Oracle Corp.	5,565,928	1.0
86,465	@	PayPal Holdings, Inc.	3,337,549	0.6
16,265		Qualcomm, Inc.	831,792	0.2
46,693		Salesforce.com, Inc.	3,447,344	0.6
74,047		Texas Instruments, Inc.	4,251,779	0.8
140,088		Visa, Inc. - Class A	10,713,930	2.0
5,767		VMware, Inc.	301,672	0.1
			172,602,916	31.5

		Materials: 2.8%
12,582		Air Products & Chemicals, Inc.	1,812,437	0.3
6,069		Chemours Co.	42,483	0.0
10,431		Dow Chemical Co.	530,521	0.1
18,793		Ecolab, Inc.	2,095,795	0.4
29,768		Du Pont E I de Nemours & Co.	1,884,910	0.3
26,027		LyondellBasell Industries NV - Class A	2,227,391	0.4
31,304		Monsanto Co.	2,746,613	0.5
19,349		PPG Industries, Inc.	2,157,220	0.4
17,093		Praxair, Inc.	1,956,294	0.4
2,712	L	Southern Copper Corp.	75,149	0.0
			15,528,813	2.8

		Telecommunication Services: 3.1%
63,693		AT&T, Inc.	2,494,855	0.4
270,869		Verizon Communications, Inc.	14,648,595	2.7
			17,143,450	3.1

		Utilities: 0.0%
2,152		Dominion Resources, Inc.	161,658	0.0

		Total Common Stock
		(Cost $285,995,435)	540,079,893	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateralcc: 0.3%
668,920		Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $668,925, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $682,298, due 05/15/17-11/15/45)	668,920	0.1
1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/44)	1,000,000	0.2
			1,668,920	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.4%
7,756,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
		(Cost $7,756,000)	7,756,000	1.4

		Total Short-Term Investments
		(Cost $9,424,920)	9,424,920	1.7

		Total Investments in Securities (Cost $295,420,355)	$549,504,813	100.1
		Liabilities in Excess of Other Assets	(790,461)	(0.1)
		Net Assets	$548,714,352	100.0

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $295,628,898.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$262,302,578
Gross Unrealized Depreciation	(8,426,663)

Net Unrealized Appreciation	$253,875,915

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$540,079,893	$–	$–	$540,079,893
Short-Term Investments	7,756,000	1,668,920	–	9,424,920
Total Investments, at fair value	$547,835,893	$1,668,920	$–	$549,504,813
Other Financial Instruments+
Futures	335,647	–	–	335,647
Total Assets	$548,171,540	$1,668,920	$–	$549,840,460

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	85	06/17/16	$8,718,875	$335,647
			$8,718,875	$335,647

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Growth Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$335,647
Total Asset Derivatives		$335,647

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 12.0%
20,571		Amazon.com, Inc.	$12,211,768	1.5
22,923		Carnival Corp.	1,209,647	0.2
24,800		CBS Corp. - Class B	1,366,232	0.2
135,136		Comcast Corp. – Class A	8,254,107	1.0
11,745		Dish Network Corp. - Class A	543,324	0.1
210,711		Ford Motor Co.	2,844,599	0.4
86,735		General Motors Co.	2,726,081	0.3
70,101		Home Depot, Inc.	9,353,576	1.2
35,339		Johnson Controls, Inc.	1,377,161	0.2
19,730		Las Vegas Sands Corp.	1,019,646	0.1
51,360		Lowe's Cos, Inc.	3,890,520	0.5
47,658		McDonald's Corp.	5,989,657	0.8
22,902		Netflix, Inc.	2,341,272	0.3
73,184		Nike, Inc.	4,498,621	0.6
2,798		Priceline.com, Inc.	3,606,510	0.5
80,977		Starbucks Corp.	4,834,327	0.6
32,379		Target Corp.	2,664,144	0.3
5,263	L	Tesla Motors, Inc.	1,209,280	0.1
17,790		Thomson Reuters Corp.	720,139	0.1
15,256		Time Warner Cable, Inc.	3,121,683	0.4
44,501		Time Warner, Inc.	3,228,548	0.4
36,718		TJX Cos., Inc.	2,876,855	0.4
60,413		Twenty-First Century Fox, Inc. - Class A	1,684,314	0.2
26,098		Twenty-First Century Fox, Inc. - Class B	735,964	0.1
18,240		VF Corp.	1,181,222	0.1
563		Viacom, Inc.	25,504	0.0
18,705		Viacom, Inc. - Class B	772,142	0.1
91,568		Walt Disney Co.	9,093,618	1.1
22,057		Yum! Brands, Inc.	1,805,365	0.2
			95,185,826	12.0

		Consumer Staples: 10.8%
106,128		Altria Group, Inc.	6,649,980	0.8
33,480		Archer-Daniels-Midland Co.	1,215,659	0.2
211,615		Coca-Cola Co.	9,816,820	1.3
48,817		Colgate-Palmolive Co.	3,448,921	0.4
23,744		Costco Wholesale Corp.	3,741,580	0.5
60,892		CVS Health Corp.	6,316,327	0.8
11,321		Estee Lauder Cos., Inc.	1,067,684	0.1
32,169		General Mills, Inc.	2,037,906	0.3
19,649		Kimberly-Clark Corp.	2,642,987	0.3
31,945		Kraft Heinz Co.	2,509,599	0.3
52,909		Kroger Co.	2,023,769	0.3
87,783		Mondelez International, Inc.	3,521,854	0.5
79,657		PepsiCo, Inc.	8,163,249	1.0
83,602		Philip Morris International, Inc.	8,202,192	1.0
146,410		Procter & Gamble Co.	12,051,007	1.5
44,561		Reynolds American, Inc.	2,241,864	0.3
46,396		Walgreens Boots Alliance, Inc.	3,908,399	0.5
85,244		Wal-Mart Stores, Inc.	5,838,362	0.7
			85,398,159	10.8

		Energy: 7.0%
27,412		Anadarko Petroleum Corp.	1,276,577	0.2
20,351		Apache Corp.	993,332	0.1
23,458		Baker Hughes, Inc.	1,028,164	0.1
101,482		Chevron Corp.	9,681,383	1.2
66,538		ConocoPhillips	2,679,485	0.3
25,902		Devon Energy Corp.	710,751	0.1
29,624		EOG Resources, Inc.	2,150,110	0.3
225,638		Exxon Mobil Corp.	18,861,080	2.4
45,919		Halliburton Co.	1,640,227	0.2
96,361		Kinder Morgan, Inc.	1,721,008	0.2
29,319		Marathon Petroleum Corp.	1,090,080	0.1
41,453		Occidental Petroleum Corp.	2,836,629	0.4
29,230		Phillips 66	2,531,026	0.3
68,523		Schlumberger Ltd.	5,053,571	0.6
36,229		Spectra Energy Corp.	1,108,607	0.2
25,985		Valero Energy Corp.	1,666,678	0.2
40,419		Williams Cos., Inc.	649,533	0.1
			55,678,241	7.0

		Financials: 13.7%
23,415		Aflac, Inc.	1,478,423	0.2
62,032		American International Group, Inc.	3,352,830	0.4
20,902		Allstate Corp.	1,408,168	0.2
44,260		American Express Co.	2,717,564	0.3
22,833		American Tower Corp.	2,337,414	0.3
566,757		Bank of America Corp.	7,662,555	1.0
60,524		Bank of New York Mellon Corp.	2,229,099	0.3
41,866		BB&T Corp.	1,392,882	0.2
100,369		Berkshire Hathaway, Inc. – Class B	14,240,354	1.8
6,771		Blackrock, Inc.	2,305,999	0.3
28,013		Capital One Financial Corp.	1,941,581	0.2
61,828		Charles Schwab Corp.	1,732,420	0.2
25,088		Chubb Ltd.	2,989,235	0.4
163,741		Citigroup, Inc.	6,836,187	0.9
17,301		CME Group, Inc.	1,661,761	0.2
22,353		Discover Financial Services	1,138,215	0.1
19,644		Equity Residential	1,473,889	0.2
20,932		Franklin Resources, Inc.	817,395	0.1
23,315		Goldman Sachs Group, Inc.	3,659,989	0.5
200,273		JPMorgan Chase & Co.	11,860,167	1.5
28,974		Marsh & McLennan Cos., Inc.	1,761,329	0.2
50,555		Metlife, Inc.	2,221,387	0.3
82,729		Morgan Stanley	2,069,052	0.3
27,951		PNC Financial Services Group, Inc.	2,363,816	0.3
24,447		Prudential Financial, Inc.	1,765,562	0.2
7,817		Public Storage, Inc.	2,156,163	0.3
16,798		Simon Property Group, Inc.	3,488,777	0.4
22,217		State Street Corp.	1,300,139	0.2
15,919		Travelers Cos., Inc.	1,857,906	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
90,405		US Bancorp	$3,669,539	0.5
251,420		Wells Fargo & Co.	12,158,671	1.5
			108,048,468	13.7

		Health Care: 15.3%
80,343		Abbott Laboratories	3,360,748	0.4
89,329		AbbVie, Inc.	5,102,472	0.6
18,845		Aetna, Inc.	2,117,236	0.3
11,645		Alexion Pharmaceuticals, Inc.	1,621,217	0.2
21,179	@	Allergan plc	5,676,607	0.7
41,032		Amgen, Inc.	6,151,928	0.8
14,215		Anthem, Inc.	1,975,743	0.3
29,372		Baxalta, Inc.	1,186,629	0.2
29,372		Baxter International, Inc.	1,206,602	0.2
11,300		Becton Dickinson & Co.	1,715,566	0.2
12,030		Biogen, Inc.	3,131,650	0.4
89,961		Bristol-Myers Squibb Co.	5,746,709	0.7
17,854		Cardinal Health, Inc.	1,463,135	0.2
42,803		Celgene Corp.	4,284,152	0.5
13,890		Cigna Corp.	1,906,264	0.2
52,805		Eli Lilly & Co.	3,802,488	0.5
34,150		Express Scripts Holding Co.	2,345,764	0.3
73,764		Gilead Sciences, Inc.	6,775,961	0.9
17,302		HCA Holdings, Inc.	1,350,421	0.2
8,084		Humana, Inc.	1,478,968	0.2
7,777		Illumina, Inc.	1,260,729	0.2
149,651		Johnson & Johnson	16,192,238	2.1
12,497		McKesson Corp.	1,965,153	0.3
76,906		Medtronic PLC	5,767,950	0.7
152,467		Merck & Co., Inc.	8,067,029	1.0
22,680		Mylan NV	1,051,218	0.1
332,305		Pfizer, Inc.	9,849,520	1.2
4,234		Regeneron Pharmaceuticals, Inc.	1,526,103	0.2
18,228		Stryker Corp.	1,955,682	0.2
21,482		Thermo Fisher Scientific, Inc.	3,041,636	0.4
51,371		UnitedHealth Group, Inc.	6,621,722	0.8
13,155		Vertex Pharmaceuticals, Inc.	1,045,691	0.1
			120,744,931	15.3

		Industrials: 9.6%
34,233		3M Co.	5,704,245	0.7
34,017		American Airlines Group, Inc.	1,395,037	0.2
35,135		Boeing Co.	4,460,037	0.6
32,577		Caterpillar, Inc.	2,493,444	0.3
53,318		CSX Corp.	1,372,939	0.2
9,193		Cummins, Inc.	1,010,678	0.1
32,181		Danaher Corp.	3,052,690	0.4
17,066		Deere & Co.	1,313,911	0.2
44,053		Delta Air Lines, Inc.	2,144,500	0.3
25,208		Eaton Corp. PLC	1,577,013	0.2
36,066		Emerson Electric Co.	1,961,269	0.2
14,486		FedEx Corp.	2,357,162	0.3
14,893		General Dynamics Corp.	1,956,493	0.2
507,527		General Electric Co.	16,134,283	2.0
42,186		Honeywell International, Inc.	4,726,941	0.6
16,148		Illinois Tool Works, Inc.	1,654,201	0.2
14,644		Lockheed Martin Corp.	3,243,646	0.4
16,452		Norfolk Southern Corp.	1,369,629	0.2
9,843		Northrop Grumman Corp.	1,947,930	0.2
16,468		Raytheon Co.	2,019,471	0.3
47,253		Union Pacific Corp.	3,758,976	0.5
37,860		United Parcel Service, Inc. - Class B	3,993,094	0.5
45,139		United Technologies Corp.	4,518,414	0.6
24,707		Waste Management, Inc.	1,457,713	0.2
			75,623,716	9.6

		Information Technology: 22.3%
33,899		Accenture PLC	3,911,945	0.5
26,998		Adobe Systems, Inc.	2,532,412	0.3
15,557		Alphabet, Inc. - Class A	11,868,435	1.5
15,875		Alphabet, Inc. - Class C	11,826,081	1.5
310,900		Apple, Inc.	33,884,991	4.3
25,339		Automatic Data Processing, Inc.	2,273,162	0.3
20,374		Broadcom Ltd.	3,147,783	0.4
274,466		Cisco Systems, Inc.	7,814,047	1.0
32,948		Cognizant Technology Solutions Corp.	2,065,840	0.3
60,056		Corning, Inc.	1,254,570	0.2
65,560		eBay, Inc.	1,564,262	0.2
104,806		EMC Corp.	2,793,080	0.4
116,784		Facebook, Inc.	13,325,054	1.7
92,637		Hewlett Packard Enterprise Co.	1,642,454	0.2
93,181		HP, Inc.	1,147,990	0.1
49,004		International Business Machines Corp.	7,421,656	0.9
256,015		Intel Corp.	8,282,085	1.1
53,948		Mastercard, Inc.	5,098,086	0.6
58,367		Micron Technology, Inc.	611,102	0.1
436,563		Microsoft Corp.	24,111,375	3.1
170,988		Oracle Corp.	6,995,119	0.9
65,560	@	PayPal Holdings, Inc.	2,530,616	0.3
81,117		Qualcomm, Inc.	4,148,323	0.5
35,402		Salesforce.com, Inc.	2,613,730	0.3
56,145		Texas Instruments, Inc.	3,223,846	0.4
105,635		Visa, Inc. - Class A	8,078,965	1.0
4,379		VMware, Inc.	229,065	0.0
50,645		Yahoo!, Inc.	1,864,242	0.2
			176,260,316	22.3

		Materials: 2.1%
11,591		Air Products & Chemicals, Inc.	1,669,684	0.2
9,859		Chemours Co.	69,013	0.0
60,376		Dow Chemical Co.	3,070,723	0.4
14,248		Ecolab, Inc.	1,588,937	0.2
48,853		Du Pont E I de Nemours & Co.	3,093,372	0.4
19,733		LyondellBasell Industries NV - Class A	1,688,750	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
23,737		Monsanto Co.	$2,082,684	0.3
14,671		PPG Industries, Inc.	1,635,670	0.2
15,559		Praxair, Inc.	1,780,728	0.2
6,200	L	Southern Copper Corp.	171,802	0.0
			16,851,363	2.1

		Telecommunication Services: 3.2%
328,511		AT&T, Inc.	12,867,776	1.6
14,664		T-Mobile US, Inc.	561,631	0.1
220,100		Verizon Communications, Inc.	11,903,008	1.5
			25,332,415	3.2

		Utilities: 2.0%
26,441		American Electric Power Co., Inc.	1,755,683	0.2
32,028		Dominion Resources, Inc.	2,405,943	0.3
37,320		Duke Energy Corp.	3,010,978	0.4
49,626		Exelon Corp.	1,779,588	0.2
23,968		NextEra Energy, Inc.	2,836,373	0.4
25,903		PG&E Corp.	1,546,927	0.2
49,016		Southern Co.	2,535,598	0.3
			15,871,090	2.0

		Total Common Stock
		(Cost $357,240,801)	774,994,525	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateralcc: 0.2%
363,023		Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $363,026, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $370,284, due 05/15/17-11/15/45)	363,023	0.1
1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/44)	1,000,000	0.1
			1,363,023	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.0%
23,772,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
		(Cost $23,772,000)	$23,772,000	3.0

		Total Short-Term Investments
		(Cost $25,135,023)	25,135,023	3.2

		Total Investments in Securities (Cost $382,375,824)	$800,129,548	101.2
		Liabilities in Excess of Other Assets	(9,319,440)	(1.2)
		Net Assets	$790,810,108	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $386,551,714.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$425,415,855
Gross Unrealized Depreciation	(11,838,021)

Net Unrealized Appreciation	$413,577,834

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$774,994,525	$–	$–	$774,994,525
Short-Term Investments	23,772,000	1,363,023	–	25,135,023
Total Investments, at fair value	$798,766,525	$1,363,023	$–	$800,129,548
Other Financial Instruments+
Futures	618,123	–	–	618,123
Total Assets	$799,384,648	$1,363,023	$–	$800,747,671

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	155	06/17/16	$15,899,125	$618,123
			$15,899,125	$618,123

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$618,123
Total Asset Derivatives		$618,123

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 3.9%
23,843		Carnival Corp.	$1,258,195	0.3
13,635		Comcast Corp. – Class A	832,826	0.2
3,995		Dish Network Corp. - Class A	184,809	0.1
219,167		Ford Motor Co.	2,958,754	0.8
90,216		General Motors Co.	2,835,489	0.7
28,708		Johnson Controls, Inc.	1,118,751	0.3
30,883		Target Corp.	2,541,053	0.7
18,504		Thomson Reuters Corp.	749,042	0.2
22,449		Time Warner, Inc.	1,628,675	0.4
20,297		Twenty-First Century Fox, Inc. - Class A	565,880	0.1
8,768		Twenty-First Century Fox, Inc. - Class B	247,258	0.1
			14,920,732	3.9

		Consumer Staples: 8.6%
6,513		Altria Group, Inc.	408,104	0.1
34,823		Archer-Daniels-Midland Co.	1,264,423	0.3
6,246		Colgate-Palmolive Co.	441,280	0.1
4,624		CVS Health Corp.	479,647	0.1
4,231		Kimberly-Clark Corp.	569,112	0.2
91,306		Mondelez International, Inc.	3,663,197	1.0
43,653		Philip Morris International, Inc.	4,282,796	1.1
152,286		Procter & Gamble Co.	12,534,661	3.2
40,971		Walgreens Boots Alliance, Inc.	3,451,397	0.9
88,665		Wal-Mart Stores, Inc.	6,072,666	1.6
			33,167,283	8.6

		Energy: 14.5%
28,512		Anadarko Petroleum Corp.	1,327,804	0.3
21,168		Apache Corp.	1,033,210	0.3
24,400		Baker Hughes, Inc.	1,069,452	0.3
105,555		Chevron Corp.	10,069,947	2.6
69,208		ConocoPhillips	2,787,006	0.7
26,942		Devon Energy Corp.	739,288	0.2
28,163		EOG Resources, Inc.	2,044,071	0.5
234,694		Exxon Mobil Corp.	19,618,071	5.0
47,762		Halliburton Co.	1,706,059	0.4
100,229		Kinder Morgan, Inc.	1,790,090	0.5
28,208		Marathon Petroleum Corp.	1,048,773	0.3
43,116		Occidental Petroleum Corp.	2,950,428	0.8
30,403		Phillips 66	2,632,596	0.7
62,649		Schlumberger Ltd.	4,620,364	1.2
37,683		Spectra Energy Corp.	1,153,100	0.3
27,028		Valero Energy Corp.	1,733,576	0.4
			56,323,835	14.5

		Financials: 25.6%
24,355		Aflac, Inc.	1,537,775	0.4
64,521		American International Group, Inc.	3,487,360	0.9
21,741		Allstate Corp.	1,464,691	0.4
37,105		American Express Co.	2,278,247	0.6
589,504		Bank of America Corp.	7,970,094	2.1
56,154		Bank of New York Mellon Corp.	2,068,152	0.5
43,546		BB&T Corp.	1,448,775	0.4
97,612		Berkshire Hathaway, Inc. – Class B	13,849,191	3.6
4,803		Blackrock, Inc.	1,635,758	0.4
29,137		Capital One Financial Corp.	2,019,485	0.5
18,843		Charles Schwab Corp.	527,981	0.1
26,095		Chubb Ltd.	3,109,219	0.8
170,313		Citigroup, Inc.	7,110,568	1.8
17,995		CME Group, Inc.	1,728,420	0.4
23,251		Discover Financial Services	1,183,941	0.3
20,432		Equity Residential	1,533,013	0.4
21,772		Franklin Resources, Inc.	850,197	0.2
24,250		Goldman Sachs Group, Inc.	3,806,765	1.0
208,311		JPMorgan Chase & Co.	12,336,177	3.2
12,085		Marsh & McLennan Cos., Inc.	734,647	0.2
52,584		Metlife, Inc.	2,310,541	0.6
86,049		Morgan Stanley	2,152,085	0.6
29,072		PNC Financial Services Group, Inc.	2,458,619	0.6
25,428		Prudential Financial, Inc.	1,836,410	0.5
708		Public Storage, Inc.	195,288	0.0
23,109		State Street Corp.	1,352,339	0.3
16,558		Travelers Cos., Inc.	1,932,484	0.5
94,033		US Bancorp	3,816,799	1.0
261,511		Wells Fargo & Co.	12,646,672	3.3
			99,381,693	25.6

		Health Care: 14.2%
83,567		Abbott Laboratories	3,495,608	0.9
14,780		Aetna, Inc.	1,660,533	0.4
12,072	@	Allergan plc	3,235,658	0.8
11,843		Anthem, Inc.	1,646,058	0.4
11,151		Baxalta, Inc.	450,500	0.1
11,151		Baxter International, Inc.	458,083	0.1
1,742		Cardinal Health, Inc.	142,757	0.0
5,684		Express Scripts Holding Co.	390,434	0.1
16,593		HCA Holdings, Inc.	1,295,084	0.3
607		Humana, Inc.	111,051	0.0
135,577		Johnson & Johnson	14,669,431	3.8
79,992		Medtronic PLC	5,999,400	1.6
140,507		Merck & Co., Inc.	7,434,225	1.9
3,586		Mylan NV	166,211	0.1
345,642		Pfizer, Inc.	10,244,829	2.7
9,347		Stryker Corp.	1,002,840	0.3
14,814		Thermo Fisher Scientific, Inc.	2,097,514	0.6
2,672		UnitedHealth Group, Inc.	344,421	0.1
			54,844,637	14.2

		Industrials: 10.5%
27,988		Caterpillar, Inc.	2,142,202	0.5

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
41,150		CSX Corp.	$1,059,613	0.3
2,448		Cummins, Inc.	269,133	0.1
27,013		Danaher Corp.	2,562,453	0.7
14,556		Deere & Co.	1,120,666	0.3
26,220		Eaton Corp. PLC	1,640,323	0.4
11,667		Emerson Electric Co.	634,452	0.2
9,613		FedEx Corp.	1,564,227	0.4
10,751		General Dynamics Corp.	1,412,359	0.4
527,897		General Electric Co.	16,781,846	4.3
4,296		Lockheed Martin Corp.	951,564	0.2
17,112		Norfolk Southern Corp.	1,424,574	0.4
7,126		Northrop Grumman Corp.	1,410,235	0.4
17,129		Raytheon Co.	2,100,529	0.5
42,632		United Technologies Corp.	4,267,463	1.1
23,540		Waste Management, Inc.	1,388,860	0.3
			40,730,499	10.5

		Information Technology: 12.3%
5,192		Automatic Data Processing, Inc.	465,774	0.1
6,294		Broadcom Ltd.	972,423	0.3
285,481		Cisco Systems, Inc.	8,127,644	2.1
62,466		Corning, Inc.	1,304,915	0.3
100,073		EMC Corp.	2,666,946	0.7
96,355		Hewlett Packard Enterprise Co.	1,708,374	0.4
96,921		HP, Inc.	1,194,067	0.3
22,682		International Business Machines Corp.	3,435,189	0.9
247,650		Intel Corp.	8,011,478	2.1
55,913		Micron Technology, Inc.	585,409	0.2
196,619		Microsoft Corp.	10,859,267	2.8
71,141		Oracle Corp.	2,910,378	0.7
71,548		Qualcomm, Inc.	3,658,965	0.9
52,677		Yahoo!, Inc.	1,939,040	0.5
			47,839,869	12.3

		Materials: 1.4%
2,134		Air Products & Chemicals, Inc.	307,403	0.1
5,775		Chemours Co.	40,425	0.0
54,573		Dow Chemical Co.	2,775,583	0.7
27,338		Du Pont E I de Nemours & Co.	1,731,042	0.5
2,703		Praxair, Inc.	309,358	0.1
4,212	L	Southern Copper Corp.	116,715	0.0
			5,280,526	1.4

		Telecommunication Services: 3.3%
291,467		AT&T, Inc.	11,416,762	2.9
15,409		T-Mobile US, Inc.	590,165	0.2
16,484		Verizon Communications, Inc.	891,455	0.2
			12,898,382	3.3

		Utilities: 4.2%
27,502		American Electric Power Co., Inc.	1,826,133	0.5
31,648		Dominion Resources, Inc.	2,377,398	0.6
38,818		Duke Energy Corp.	3,131,836	0.8
51,617		Exelon Corp.	1,850,986	0.5
24,930		NextEra Energy, Inc.	2,950,216	0.7
26,942		PG&E Corp.	1,608,976	0.4
50,983		Southern Co.	2,637,350	0.7
			16,382,895	4.2

		Total Common Stock
		(Cost $339,526,959)	381,770,351	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateralcc: 0.0%
121,120		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $121,121, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $123,542, due 08/15/17-02/15/44)
		(Cost $121,120)	121,120	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.4%
9,378,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
		(Cost $9,378,000)	9,378,000	2.4

		Total Short-Term Investments
		(Cost $9,499,120)	9,499,120	2.4

		Total Investments in Securities (Cost $349,026,079)	$391,269,471	100.9
		Liabilities in Excess of Other Assets	(3,534,069)	(0.9)
		Net Assets	$387,735,402	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $352,641,842.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$52,452,297
Gross Unrealized Depreciation	(13,824,668)

Net Unrealized Appreciation	$38,627,629

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$381,770,351	$–	$–	$381,770,351
Short-Term Investments	9,378,000	121,120	–	9,499,120
Total Investments, at fair value	$391,148,351	$121,120	$–	$391,269,471
Other Financial Instruments+
Futures	223,305	–	–	223,305
Total Assets	$391,371,656	$121,120	$–	$391,492,776

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	63	06/17/16	$6,462,225	$223,305
			$6,462,225	$223,305

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Value Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$223,305
Total Asset Derivatives		$223,305

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 26.1%
1,183		Aaron's, Inc.	$29,693	0.0
8,530		Advance Auto Parts, Inc.	1,367,700	0.4
7,018		AMC Networks, Inc.	455,749	0.1
20,724		ARAMARK Holdings Corp.	686,379	0.2
8,029		Autonation, Inc.	374,794	0.1
3,643		Autozone, Inc.	2,902,342	0.8
19,975		Bed Bath & Beyond, Inc.	991,559	0.3
26,383		BorgWarner, Inc.	1,013,107	0.3
6,690		Brinker International, Inc.	307,405	0.1
8,005		Brunswick Corp.	384,080	0.1
536		Cabela's, Inc.	26,098	0.0
3,443		Cablevision Systems Corp.	113,619	0.0
22,822		Carmax, Inc.	1,166,204	0.3
6,157		Carter's, Inc.	648,825	0.2
8,740	L	Charter Communications, Inc.	1,769,238	0.5
3,621		Chipotle Mexican Grill, Inc.	1,705,382	0.5
4,152		Choice Hotels International, Inc.	224,416	0.1
13,582		Cinemark Holdings, Inc.	486,643	0.2
1,741	L	Clear Channel Outdoor Holdings, Inc.	8,183	0.0
4,531		Coach, Inc.	181,648	0.1
9,120	L	Coty, Inc - Class A	253,810	0.1
7,435		CST Brands, Inc.	284,686	0.1
2,935		Darden Restaurants, Inc.	194,590	0.1
33,667		Delphi Automotive PLC	2,525,698	0.7
7,430		Dick's Sporting Goods, Inc.	347,352	0.1
298		Dillard's, Inc.	25,303	0.0
16,597		Discovery Communications, Inc. - Class A	475,172	0.1
26,990		Discovery Communications, Inc. - Class C	728,730	0.2
33,402		Dollar General Corp.	2,859,211	0.8
26,846		Dollar Tree, Inc.	2,213,721	0.6
5,868		Domino's Pizza, Inc.	773,754	0.2
15,927		D.R. Horton, Inc.	481,473	0.1
541		DSW, Inc.	14,953	0.0
11,275		Dunkin' Brands Group, Inc.	531,842	0.2
12,228		Expedia, Inc.	1,318,423	0.4
7,056		Extended Stay America, Inc.	115,013	0.0
14,106		Foot Locker, Inc.	909,837	0.3
4,060	L	Fossil Group, Inc.	180,345	0.1
26,290		Gap, Inc.	772,926	0.2
17,230		Gentex Corp.	270,339	0.1
16,487		Genuine Parts Co.	1,638,148	0.5
8,703		GNC Holdings, Inc.	276,320	0.1
10,530	L	GoPro, Inc.	125,939	0.0
52,708	L	Groupon, Inc.	210,305	0.1
25,849		H&R Block, Inc.	682,931	0.2
46,834		Hanesbrands, Inc.	1,327,276	0.4
12,295		Harley-Davidson, Inc.	631,102	0.2
8,297		Harman International Industries, Inc.	738,765	0.2
10,547		Hasbro, Inc.	844,815	0.3
60,562		Hilton Worldwide Holdings, Inc.	1,363,856	0.4
7,479		International Game Technology PLC	136,492	0.0
48,148		Interpublic Group of Cos., Inc.	1,104,997	0.3
24,610		Jarden Corp.	1,450,759	0.4
14,952		Kate Spade & Co.	381,575	0.1
28,853		L Brands, Inc.	2,533,582	0.7
6,864		Lear Corp.	763,071	0.2
16,065		Leggett & Platt, Inc.	777,546	0.2
7,987		Lennar Corp. - Class A	386,251	0.1
464		Lennar Corp. - Class B	17,961	0.0
25,986		Liberty Interactive Corp. QVC Group	656,147	0.2
16,610		Liberty Ventures	649,783	0.2
11,115	L	Lions Gate Entertainment Corp.	242,863	0.1
17,070		Live Nation, Inc.	380,832	0.1
35,469		LKQ Corp.	1,132,525	0.3
13,008		Lululemon Athletica, Inc.	880,772	0.3
26,429		Macy's, Inc.	1,165,255	0.3
2,402	@	Madison Square Garden Co.	399,597	0.1
22,847	L	Marriott International, Inc.	1,626,249	0.5
31,913		McGraw-Hill Cos., Inc.	3,158,749	0.9
3,651		MGM Resorts International	78,277	0.0
21,460		Michael Kors Holdings Ltd.	1,222,362	0.4
7,406		Michaels Cos, Inc.	207,146	0.1
5,053		Mohawk Industries, Inc.	964,618	0.3
2,236		Morningstar, Inc.	197,372	0.1
7,265		MSG Networks, Inc.	125,612	0.0
298	@	Murphy USA, Inc.	18,312	0.0
15,791	L	Newell Rubbermaid, Inc.	699,383	0.2
14,866		Nordstrom, Inc.	850,484	0.3
14,079	@	Norwegian Cruise Line Holdings Ltd.	778,428	0.2
474		NVR, Inc.	821,158	0.2
11,376		Office Depot, Inc.	80,770	0.0
28,487		Omnicom Group, Inc.	2,370,973	0.7
11,776		O'Reilly Automotive, Inc.	3,222,620	0.9
24,767	L	Pandora Media, Inc.	221,665	0.1
2,709		Panera Bread Co.	554,884	0.2
1,872		Penske Auto Group, Inc.	70,949	0.0
7,749		Polaris Industries, Inc.	763,122	0.2
386		Ralph Lauren Corp.	37,156	0.0
9,699	L	Regal Entertainment Group	205,037	0.1
48,248		Ross Stores, Inc.	2,793,559	0.8
17,125		Sally Beauty Holdings, Inc.	554,508	0.2
10,658		Scripps Networks Interactive - Class A	698,099	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
162	L	Sears Holding Corp.	$2,480	0.0
23,681		Service Corp. International	584,447	0.2
12,043		ServiceMaster Global Holdings, Inc.	453,780	0.1
9,360		Signet Jewelers Ltd.	1,160,921	0.3
249,542	L	Sirius XM Holdings, Inc.	985,691	0.3
8,427		Six Flags Entertainment Corp.	467,614	0.1
14,379		Skechers USA, Inc.	437,841	0.1
19,925		Starwood Hotels & Resorts Worldwide, Inc.	1,662,343	0.5
10,101		Starz	265,959	0.1
7,152		Tempur Sealy International, Inc.	434,770	0.1
5,339		Thor Industries, Inc.	340,468	0.1
9,931		Tiffany & Co.	728,737	0.2
7,184		Toll Brothers, Inc.	212,000	0.1
4,579	@	TopBuild Corp.	136,179	0.0
15,908		Tractor Supply Co.	1,439,038	0.4
13,078		TripAdvisor, Inc.	869,687	0.3
5,526		Tupperware Corp.	320,397	0.1
7,491		Ulta Salon Cosmetics & Fragrance, Inc.	1,451,306	0.4
20,829	L	Under Armour, Inc.	1,766,924	0.5
10,212		Urban Outfitters, Inc.	337,915	0.1
972	@	Vista Outdoor, Inc.	50,457	0.0
4,738		Visteon Corp.	377,097	0.1
707		Whirlpool Corp.	127,500	0.0
10,739		Williams-Sonoma, Inc.	587,853	0.2
13,119		Wyndham Worldwide Corp.	1,002,685	0.3
8,387	L	Wynn Resorts Ltd.	783,597	0.2
			90,328,885	26.1

		Consumer Staples: 8.2%
2,944	L	Blue Buffalo Pet Products, Inc.	75,543	0.0
2,980	L	Brown-Forman Corp. - Class A	317,936	0.1
12,668		Brown-Forman Corp. - Class B	1,247,418	0.4
11,958		Campbell Soup Co.	762,801	0.2
15,260		Church & Dwight Co., Inc.	1,406,667	0.4
12,130		Clorox Co.	1,529,108	0.4
27,166		Coca-Cola Enterprises, Inc.	1,378,403	0.4
6,808		ConAgra Foods, Inc.	303,773	0.1
19,075		Constellation Brands, Inc.	2,882,042	0.8
22,356		Dr Pepper Snapple Group, Inc.	1,999,073	0.6
18,170		Flowers Foods, Inc.	335,418	0.1
12,020		Hain Celestial Group, Inc.	491,738	0.2
7,319	@,L	Herbalife Ltd.	450,558	0.1
16,987		Hershey Co.	1,564,333	0.5
31,205		Hormel Foods Corp.	1,349,304	0.4
1,036		Ingredion, Inc.	110,634	0.0
26,207		Kellogg Co.	2,006,146	0.6
14,900		McCormick & Co., Inc.	1,482,252	0.4
21,741		Mead Johnson Nutrition Co.	1,847,333	0.5
17,445		Monster Beverage Corp.	2,326,814	0.7
1,443	L	Nu Skin Enterprises, Inc.	55,195	0.0
844	L	Pilgrim's Pride Corp.	21,437	0.0
68,836		Rite Aid Corp.	561,013	0.2
2,963		Spectrum Brands Holdings, Inc.	323,797	0.1
17,970	L	Sprouts Farmers Market, Inc.	521,849	0.2
21,601		Sysco Corp.	1,009,415	0.3
1,779		Tyson Foods, Inc.	118,588	0.0
20,419		WhiteWave Foods Co.	829,828	0.2
35,036		Whole Foods Market, Inc.	1,089,970	0.3
			28,398,386	8.2

		Energy: 0.9%
54,179		Cabot Oil & Gas Corp.	1,230,405	0.4
3,329	L	Continental Resources, Inc.	101,068	0.0
660	L	CVR Energy, Inc.	17,226	0.0
17,619		FMC Technologies, Inc.	482,056	0.2
3,189		HollyFrontier Corp.	112,636	0.0
10,413		Memorial Resource Development Corp.	106,004	0.0
2,021		Oceaneering International, Inc.	67,178	0.0
11,009		Oneok, Inc.	328,729	0.1
1,307		Range Resources Corp.	42,321	0.0
895		RPC, Inc.	12,691	0.0
6,935	L	Solar City	170,462	0.1
9,173		Targa Resources Corp.	273,906	0.1
2,230	L	Teekay Corp.	19,312	0.0
906		Tesoro Corp.	77,925	0.0
1,535		World Fuel Services Corp.	74,570	0.0
			3,116,489	0.9

		Financials: 10.9%
6,381		Affiliated Managers Group, Inc.	1,036,274	0.3
4,183		Ally Financial, Inc.	78,306	0.0
16,348		Ameriprise Financial, Inc.	1,536,875	0.4
520		Amtrust Financial Services, Inc.	13,458	0.0
32,863		Aon PLC	3,432,540	1.0
10,924		Arthur J. Gallagher & Co.	485,899	0.1
4,201		Artisan Partners Asset Management, Inc.	129,559	0.0
16,331		Boston Properties, Inc.	2,075,343	0.6
9,780		CBOE Holdings, Inc.	638,927	0.2
33,350		CBRE Group, Inc.	961,147	0.3
1,782		Columbia Property Trust, Inc.	39,186	0.0
997	L	Credit Acceptance Corp.	181,005	0.0
38,916		Crown Castle International Corp.	3,366,234	1.0
9,795		Digital Realty Trust, Inc.	866,760	0.2
13,804		Eaton Vance Corp.	462,710	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,194		Empire State Realty Trust, Inc.	$108,581	0.0
7,975		Equinix, Inc.	2,637,412	0.8
9,823		Equity Lifestyle Properties, Inc.	714,427	0.2
2,846		Erie Indemnity Co.	264,650	0.1
14,317		Extra Space Storage, Inc.	1,338,067	0.4
8,009		Federal Realty Investment Trust	1,249,804	0.4
10,981		Federated Investors, Inc.	316,802	0.1
1,389		Four Corners Property Trust, Inc.	24,933	0.0
1,462		Gaming and Leisure Properties, Inc.	45,205	0.0
1,442		Healthcare Trust of America, Inc.	42,424	0.0
1,880		Howard Hughes Corp.	199,073	0.1
621		Interactive Brokers Group, Inc.	24,418	0.0
4,856		Intercontinental Exchange, Inc.	1,141,840	0.3
6,311		Invesco Ltd.	194,189	0.1
9,677		Iron Mountain, Inc.	328,147	0.1
3,828		Jones Lang LaSalle, Inc.	449,101	0.1
9,491		Lamar Advertising Co.	583,696	0.2
14,768		Lazard Ltd.	572,998	0.2
3,777		Legg Mason, Inc.	130,986	0.0
5,151		Leucadia National Corp.	83,292	0.0
8,897		LPL Financial Holdings, Inc.	220,646	0.1
169		Markel Corp.	150,675	0.0
20,698		Moody's Corp.	1,998,599	0.6
11,972		MSCI, Inc. - Class A	886,886	0.3
22,716		NorthStar Asset Management Group, Inc./New York	257,827	0.1
5,828		Omega Healthcare Investors, Inc.	205,728	0.1
2,155		Post Properties, Inc.	128,740	0.0
6,246	@	Realogy Holdings Corp.	225,543	0.1
610		Santander Consumer USA Holdings, Inc.	6,399	0.0
16,244		SEI Investments Co.	699,304	0.2
5,418		Signature Bank	737,498	0.2
45,882		SLM Corp.	291,810	0.1
3,772		SVB Financial Group	384,933	0.1
30,384		T. Rowe Price Group, Inc.	2,232,009	0.6
11,226		Tanger Factory Outlet Centers, Inc.	408,514	0.1
2,687		Taubman Centers, Inc.	191,395	0.1
26,525		TD Ameritrade Holding Corp.	836,333	0.2
9,264		Waddell & Reed Financial, Inc.	218,075	0.1
18,438		Welltower, Inc.	1,278,491	0.4
18,716		Weyerhaeuser Co.	579,822	0.2
			37,693,495	10.9

		Health Care: 12.4%
7,036		Acadia Healthcare Co., Inc.	387,754	0.1
3,051	L	Agios Pharmaceuticals, Inc.	123,871	0.0
9,191		Akorn, Inc.	216,264	0.1
6,405		Alere, Inc.	324,157	0.1
9,460		Align Technology, Inc.	687,647	0.2
14,426		Alkermes PLC	493,225	0.1
6,591		Allscripts Healthcare Solutions, Inc.	87,067	0.0
7,115		Alnylam Pharmaceuticals, Inc.	446,609	0.1
23,977		AmerisourceBergen Corp.	2,075,209	0.6
4,518		Athenahealth, Inc.	627,008	0.2
18,695		BioMarin Pharmaceutical, Inc.	1,541,964	0.4
1,814		Bio-Techne Corp.	171,459	0.1
4,189		Bluebird Bio, Inc.	178,032	0.1
12,245		Boston Scientific Corp.	230,328	0.1
4,670		Brookdale Senior Living, Inc.	74,160	0.0
13,006		Bruker BioSciences Corp.	364,168	0.1
14,790		Centene Corp.	910,620	0.3
34,940		Cerner Corp.	1,850,422	0.5
5,549		Charles River Laboratories International, Inc.	421,391	0.1
3,860		Cooper Cos., Inc.	594,324	0.2
8,657		CR Bard, Inc.	1,754,514	0.5
5,956		DaVita, Inc.	437,051	0.1
15,935		Dentsply Sirona, Inc.	982,074	0.3
9,293		DexCom, Inc.	631,088	0.2
25,083		Edwards Lifesciences Corp.	2,212,571	0.6
9,576		Endo International PLC	269,564	0.1
21,759		Envision Healthcare Holdings, Inc.	443,884	0.1
9,750		Henry Schein, Inc.	1,683,143	0.5
6,104		Hill-Rom Holdings, Inc.	307,031	0.1
28,671		Hologic, Inc.	989,149	0.3
10,913		Idexx Laboratories, Inc.	854,706	0.2
15,662		IMS Health Holdings, Inc.	415,826	0.1
18,242		Incyte Corp., Ltd.	1,321,998	0.4
2,972	L	Inovalon Holdings, Inc.	55,041	0.0
1,869	L	Intercept Pharmaceuticals, Inc.	240,110	0.1
5,767	L	Intrexon Corp.	195,444	0.1
4,298		Intuitive Surgical, Inc.	2,583,313	0.7
14,025	L	Ionis Pharmaceuticals, Inc.	568,013	0.2
7,121		Jazz Pharmaceuticals PLC	929,647	0.3
1,395		Juno Therapeutics, Inc.	53,136	0.0
3,894		Laboratory Corp. of America Holdings	456,104	0.1
534		LifePoint Hospitals, Inc.	36,980	0.0
5,399		Mallinckrodt PLC - W/I	330,851	0.1
18,352		Medivation, Inc.	843,825	0.2
6,322		Mednax, Inc.	408,528	0.1
3,262		Mettler Toledo International, Inc.	1,124,607	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
35,457	L	Opko Health, Inc.	$368,398	0.1
5,516		Patterson Cos., Inc.	256,659	0.1
2,073		PerkinElmer, Inc.	102,531	0.0
3,172		Perrigo Co. PLC	405,794	0.1
4,450	@	Premier, Inc.	148,452	0.0
2,957	L	Puma Biotechnology, Inc.	86,847	0.0
8,789	@	Quintiles Transnational Holdings, Inc.	572,164	0.2
16,432		Resmed, Inc.	950,098	0.3
12,358	L	Seattle Genetics, Inc.	433,642	0.1
18,491		St. Jude Medical, Inc.	1,017,005	0.3
11,632		Tenet Healthcare Corp.	336,514	0.1
5,416		United Therapeutics Corp.	603,505	0.2
1,936		Universal Health Services, Inc.	241,458	0.1
11,637		Varian Medical Systems, Inc.	931,193	0.3
9,079		VCA, Inc.	523,768	0.2
8,321	@,L	Veeva Systems, Inc.	208,358	0.1
1,818		VWR Corp.	49,195	0.0
9,642		Waters Corp.	1,271,973	0.4
1,238		Zimmer Biomet Holdings, Inc.	132,008	0.0
58,295		Zoetis, Inc.	2,584,217	0.7
			43,157,656	12.4

		Industrials: 16.5%
5,064		Acuity Brands, Inc.	1,104,661	0.3
2,322		Aecom Technology Corp.	71,494	0.0
663		Air Lease Corp.	21,296	0.0
15,116		Alaska Air Group, Inc.	1,239,814	0.4
11,156		Allegion Public Ltd.	710,749	0.2
11,431		Allison Transmission Holdings, Inc.	308,408	0.1
414		Amerco, Inc.	147,926	0.0
28,161		Ametek, Inc.	1,407,487	0.4
8,700		AO Smith Corp.	663,897	0.2
2,907		Armstrong World Industries, Inc.	140,612	0.0
11,752		Avis Budget Group, Inc.	321,535	0.1
1,296	@	Babcock & Wilcox Enterprises, Inc.	27,734	0.0
12,438		BE Aerospace, Inc.	573,641	0.2
2,500		BWX Technologies, Inc.	83,900	0.0
1,677		Carlisle Cos., Inc.	166,862	0.0
17,005		CH Robinson Worldwide, Inc.	1,262,281	0.4
10,499		Cintas Corp.	942,915	0.3
4,645		Clean Harbors, Inc.	229,184	0.1
13,059		Copart, Inc.	532,415	0.2
3,779		CoStar Group, Inc.	711,094	0.2
13,414		Covanta Holding Corp.	226,160	0.1
14,397		Donaldson Co., Inc.	459,408	0.1
1,249		Dun & Bradstreet Corp.	128,747	0.0
13,876		Equifax, Inc.	1,585,888	0.5
22,303		Expeditors International Washington, Inc.	1,088,609	0.3
34,275	L	Fastenal Co.	1,679,475	0.5
7,339		Flowserve Corp.	325,925	0.1
6,537		Fortune Brands Home & Security, Inc.	366,333	0.1
2,610		Genesee & Wyoming, Inc.	163,647	0.0
6,460		Graco, Inc.	542,382	0.2
19,977		HD Supply Holdings, Inc	660,639	0.2
43,832		Hertz Global Holdings, Inc.	461,551	0.1
11,291		Hexcel Corp.	493,530	0.1
903		Hubbell, Inc.	95,655	0.0
5,671		Huntington Ingalls Industries, Inc.	776,587	0.2
8,289		IDEX Corp.	686,992	0.2
6,867		IHS, Inc.	852,607	0.2
2,188		Ingersoll-Rand PLC - Class A	135,678	0.0
10,725		JB Hunt Transport Services, Inc.	903,474	0.3
13,689		JetBlue Airways Corp.	289,112	0.1
5,585		KAR Auction Services, Inc.	213,012	0.1
5,203		Landstar System, Inc.	336,166	0.1
4,740		Lennox International, Inc.	640,801	0.2
7,592		Lincoln Electric Holdings, Inc.	444,663	0.1
40,646		Masco Corp.	1,278,317	0.4
6,685		Middleby Corp.	713,757	0.2
1,726		MSC Industrial Direct Co.	131,711	0.0
29,569		Nielsen NV	1,557,104	0.4
6,691		Nordson Corp.	508,784	0.1
8,178		Old Dominion Freight Line	569,352	0.2
37,398		Paccar, Inc.	2,045,297	0.6
7,325		Parker Hannifin Corp.	813,661	0.2
8,644		Pitney Bowes, Inc.	186,192	0.1
3,582		Quanta Services, Inc.	80,810	0.0
289		Regal-Beloit Corp.	18,233	0.0
15,750		Robert Half International, Inc.	733,635	0.2
15,692		Rockwell Automation, Inc.	1,784,965	0.5
15,423		Rockwell Collins, Inc.	1,422,155	0.4
11,126		Rollins, Inc.	301,737	0.1
4,489		Roper Technologies, Inc.	820,455	0.2
12,934		RR Donnelley & Sons Co.	212,118	0.1
6,774		Snap-On, Inc.	1,063,450	0.3
77,923		Southwest Airlines Co.	3,490,950	1.0
14,298		Spirit Aerosystems Holdings, Inc.	648,557	0.2
8,554		Spirit Airlines, Inc.	410,421	0.1
1,672		Stanley Black & Decker, Inc.	175,911	0.1
9,917		Stericycle, Inc.	1,251,426	0.4
7,386		Textron, Inc.	269,294	0.1
6,524		Toro Co.	561,847	0.2
6,213		TransDigm Group, Inc.	1,368,972	0.4
2,951		TransUnion	81,477	0.0
42,906		Tyco International Plc	1,575,079	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
41,916		United Continental Holdings, Inc.	$2,509,092	0.7
10,607		United Rentals, Inc.	659,649	0.2
10,734	L	USG Corp.	266,311	0.1
158		Valmont Industries, Inc.	19,567	0.0
19,714		Verisk Analytics, Inc.	1,575,543	0.5
6,395		WABCO Holdings, Inc.	683,753	0.2
11,266		Wabtec Corp.	893,281	0.3
3,050		Watsco, Inc.	410,957	0.1
7,322	L	WW Grainger, Inc.	1,709,174	0.5
			57,027,940	16.5

		Information Technology: 18.9%
4,806	L	3D Systems Corp.	74,349	0.0
20,820		Akamai Technologies, Inc.	1,156,967	0.3
7,235		Alliance Data Systems Corp.	1,591,700	0.5
36,020		Amphenol Corp.	2,082,676	0.6
33,451		Analog Devices, Inc.	1,979,965	0.6
1,988		Ansys, Inc.	177,847	0.1
79,321		Applied Materials, Inc.	1,680,019	0.5
3,952		Arista Networks, Inc.	249,371	0.1
8,142	@	ARRIS International PLC	186,615	0.1
2,355	@	Atlassian Corp. PLC	59,221	0.0
48,896		Atmel Corp.	397,036	0.1
19,723		Autodesk, Inc.	1,150,048	0.3
2,125		Black Knight Financial Services, Inc.	65,939	0.0
11,033		Booz Allen Hamilton Holding Corp.	334,079	0.1
13,978		Broadridge Financial Solutions, Inc. ADR	829,035	0.2
34,126		Cadence Design Systems, Inc.	804,691	0.2
18,693		CDK Global, Inc.	870,159	0.3
15,457		CDW Corp./DE	641,466	0.2
18,690		Citrix Systems, Inc.	1,468,660	0.4
10,208		Cognex Corp.	397,602	0.1
5,507	L	CommScope Holding Co., Inc.	153,755	0.0
4,782		CoreLogic, Inc.	165,935	0.1
3,135		DST Systems, Inc.	353,534	0.1
36,683		Electronic Arts, Inc.	2,425,113	0.7
8,388		F5 Networks, Inc.	887,870	0.3
4,870		Factset Research Systems, Inc.	737,951	0.2
14,246		Fidelity National Information Services, Inc.	901,914	0.3
16,163	@,L	FireEye, Inc.	290,772	0.1
16,459		First Data Corp.	212,980	0.1
25,995		Fiserv, Inc.	2,666,567	0.8
3,323	L	Fitbit, Inc.	50,343	0.0
10,705		FleetCor Technologies, Inc.	1,592,369	0.5
10,361		Flir Systems, Inc.	341,395	0.1
16,731		Fortinet, Inc.	512,471	0.2
9,681		Gartner, Inc.	864,997	0.3
18,634	@	Genpact Ltd.	506,658	0.1
15,498		Global Payments, Inc.	1,012,019	0.3
2,787	L	GoDaddy, Inc.	90,104	0.0
2,432		Harris Corp.	189,356	0.1
8,609		IAC/InterActiveCorp	405,312	0.1
974		Ingram Micro, Inc.	34,976	0.0
29,945		Intuit, Inc.	3,114,579	0.9
4,049		IPG Photonics Corp.	389,028	0.1
4,256		Jabil Circuit, Inc.	82,013	0.0
9,535		Jack Henry & Associates, Inc.	806,375	0.2
8,191		Juniper Networks, Inc.	208,952	0.1
16,658	@	Keysight Technologies, Inc.	462,093	0.1
18,647		KLA-Tencor Corp.	1,357,688	0.4
13,181		Lam Research Corp.	1,088,751	0.3
699		Leidos Holdings, Inc.	35,174	0.0
7,824	L	LendingClub Corp.	64,939	0.0
27,922		Linear Technology Corp.	1,244,204	0.4
12,759		LinkedIn Corp.	1,458,992	0.4
3,454	L	Match Group, Inc.	38,201	0.0
11,477		Maxim Integrated Products	422,124	0.1
24,381		Microchip Technology, Inc.	1,175,164	0.3
20,604		Motorola Solutions, Inc.	1,559,723	0.5
2,926		National Instruments Corp.	88,102	0.0
10,373		NetApp, Inc.	283,079	0.1
4,683	L	NetSuite, Inc.	320,739	0.1
46,423		ON Semiconductor Corp.	445,197	0.1
8,939	@	Palo Alto Networks, Inc.	1,458,308	0.4
32,989		Paychex, Inc.	1,781,736	0.5
13,469		PTC, Inc.	446,632	0.1
16,481		Qorvo, Inc.	830,807	0.2
13,603		Rackspace Hosting, Inc.	293,689	0.1
21,375		Red Hat, Inc.	1,592,651	0.5
13,322		Sabre Corp.	385,272	0.1
17,933	@	ServiceNow, Inc.	1,097,141	0.3
22,282		Skyworks Solutions, Inc.	1,735,768	0.5
14,680	@	Splunk, Inc.	718,292	0.2
2,916	L	Square, Inc.	44,557	0.0
8,536		SS&C Technologies Holdings, Inc.	541,353	0.2
29,342	L	SunEdison, Inc.	15,851	0.0
496	L	SunPower Corp.	11,081	0.0
1,330		Synopsys, Inc.	64,425	0.0
5,809	@	Tableau Software, Inc.	266,459	0.1
11,584		Teradata Corp.	303,964	0.1
19,266		Total System Services, Inc.	916,676	0.3
1,605		Trimble Navigation Ltd.	39,804	0.0
65,901		Twitter, Inc.	1,090,662	0.3
3,349		Ultimate Software Group, Inc.	648,032	0.2
16,716		Vantiv, Inc.	900,658	0.3
13,331		VeriFone Holdings, Inc.	376,467	0.1
11,403	L	VeriSign, Inc.	1,009,622	0.3
60,201		Western Union Co.	1,161,277	0.3
4,531		WEX, Inc.	377,704	0.1
12,370	@,L	Workday, Inc.	950,511	0.3
7,005		Xilinx, Inc.	332,247	0.1
7,671		Yelp, Inc.	152,500	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
6,060		Zebra Technologies Corp.	$418,140	0.1
3,087	L	Zillow Group, Inc. - A	78,873	0.0
6,221	@,L	Zillow Group, Inc. - C	147,624	0.0
			65,427,736	18.9

		Materials: 5.1%
1,792		Airgas, Inc.	253,819	0.1
1,369		Aptargroup, Inc.	107,343	0.0
704		Ashland, Inc.	77,412	0.0
9,918		Avery Dennison Corp.	715,187	0.2
11,819	@	Axalta Coating Systems Ltd.	345,115	0.1
16,074		Ball Corp.	1,145,915	0.3
1,246		Bemis Co., Inc.	64,518	0.0
1,274		Celanese Corp.	83,447	0.0
27,441		CF Industries Holdings, Inc.	860,001	0.2
3,946	L	Compass Minerals International, Inc.	279,614	0.1
7,177		Crown Holdings, Inc.	355,907	0.1
5,887		Eagle Materials, Inc.	412,738	0.1
4,336		Eastman Chemical Co.	313,189	0.1
11,333		FMC Corp.	457,513	0.1
8,521	@	GCP Applied Technologies, Inc.	169,909	0.1
22,232		Graphic Packaging Holding Co.	285,681	0.1
15,359		Huntsman Corp.	204,275	0.1
9,432		International Flavors & Fragrances, Inc.	1,073,079	0.3
46,624		International Paper Co.	1,913,449	0.6
1,116		Martin Marietta Materials, Inc.	178,013	0.1
997		NewMarket Corp.	395,071	0.1
1,260		Owens-Illinois, Inc.	20,110	0.0
11,471		Packaging Corp. of America	692,848	0.2
2,642	@,L	Platform Specialty Products Corp.	22,721	0.0
418		Royal Gold, Inc.	21,439	0.0
15,534		RPM International, Inc.	735,224	0.2
4,744		Scotts Miracle-Gro Co.	345,221	0.1
23,020		Sealed Air Corp.	1,105,190	0.3
9,442		Sherwin-Williams Co.	2,687,854	0.8
4,757		Silgan Holdings, Inc.	252,930	0.1
3,142		Steel Dynamics, Inc.	70,726	0.0
2,509		Tahoe Resources, Inc.	25,165	0.0
9,474		Valspar Corp.	1,013,908	0.3
2,054		Vulcan Materials Co.	216,841	0.1
2,935		WestRock Co.	114,553	0.0
8,528		WR Grace & Co.	607,023	0.2
			17,622,948	5.1

		Telecommunication Services: 0.4%
4,035		Level 3 Communications, Inc.	213,250	0.1
7,442		SBA Communications Corp.	745,465	0.2
14,549		Zayo Group Holdings, Inc.	352,668	0.1
			1,311,383	0.4

		Utilities: 0.1%
5,073		Calpine Corp.	76,957	0.0
6,715		ITC Holdings Corp.	292,573	0.1
370	L	TerraForm Power, Inc.	3,200	0.0
			372,730	0.1

	Total Common Stock
	(Cost $226,515,728)		344,457,648	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
		Securities Lending Collateralcc: 4.9%
851,290		Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $851,297, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $868,324, due 04/15/17-03/01/46)	851,290	0.2
4,044,454		Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $4,044,487, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $4,125,344, due 05/15/17-11/15/45)	4,044,454	1.2
4,044,454		Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $4,044,493, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,125,343, due 04/25/16-01/20/66)	4,044,454	1.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,044,454	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $4,044,491, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $4,125,343, due 04/01/16-02/20/61)	$4,044,454	1.1
4,044,454	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $4,044,493, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $4,125,343, due 08/15/17-02/15/44)	4,044,454	1.2
		17,029,106	4.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,885,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $1,885,000)	1,885,000	0.6

	Total Short-Term Investments
	(Cost $18,914,106)	18,914,106	5.5

	Total Investments in Securities (Cost $245,429,834)	$363,371,754	105.0
	Liabilities in Excess of Other Assets	(17,272,248)	(5.0)
	Net Assets	$346,099,506	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $246,838,589.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$135,003,612
Gross Unrealized Depreciation	(18,470,447)

Net Unrealized Appreciation	$116,533,165

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$344,457,648	$–	$–	$344,457,648
Short-Term Investments	1,885,000	17,029,106	–	18,914,106
Total Investments, at fair value	$346,342,648	$17,029,106	$–	$363,371,754
Other Financial Instruments+
Futures	76,284	–	–	76,284
Total Assets	$346,418,932	$17,029,106	$–	$363,448,038

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	15	06/17/16	$2,161,800	$76,284
			$2,161,800	$76,284

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Mid Cap Growth Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$76,284
Total Asset Derivatives		$76,284

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 16.8%
20,680		Aaron's, Inc.	$519,068	0.0
22,932		Advance Auto Parts, Inc.	3,676,917	0.2
18,777		AMC Networks, Inc.	1,219,378	0.1
60,592		ARAMARK Holdings Corp.	2,006,807	0.1
21,476		Autonation, Inc.	1,002,500	0.1
9,793		Autozone, Inc.	7,801,985	0.4
53,699		Bed Bath & Beyond, Inc.	2,665,618	0.1
87,438		Best Buy Co., Inc.	2,836,489	0.2
70,926		BorgWarner, Inc.	2,723,558	0.1
17,901		Brinker International, Inc.	822,551	0.0
29,058		Brunswick Corp.	1,394,203	0.1
14,997		Cabela's, Inc.	730,204	0.0
1,110		Cable One, Inc.	485,214	0.0
63,482		Cablevision Systems Corp.	2,094,906	0.1
61,354	L	Carmax, Inc.	3,135,189	0.2
16,469		Carter's, Inc.	1,735,503	0.1
23,496	L	Charter Communications, Inc.	4,756,295	0.3
9,733		Chipotle Mexican Grill, Inc.	4,583,951	0.2
11,357		Choice Hotels International, Inc.	613,846	0.0
36,323		Cinemark Holdings, Inc.	1,301,453	0.1
12,319		Clear Channel Outdoor Holdings, Inc.	57,899	0.0
86,606		Coach, Inc.	3,472,035	0.2
25,073	L	Coty, Inc - Class A	697,782	0.0
24,095		CST Brands, Inc.	922,598	0.1
39,431		Darden Restaurants, Inc.	2,614,275	0.1
90,509		Delphi Automotive PLC	6,789,985	0.4
28,841		Dick's Sporting Goods, Inc.	1,348,317	0.1
6,803		Dillard's, Inc.	577,643	0.0
48,805		Discovery Communications, Inc. - Class A	1,397,287	0.1
79,362		Discovery Communications, Inc. - Class C	2,142,774	0.1
89,797		Dollar General Corp.	7,686,623	0.4
72,172		Dollar Tree, Inc.	5,951,303	0.3
15,775		Domino's Pizza, Inc.	2,080,092	0.1
102,900		D.R. Horton, Inc.	3,110,667	0.2
23,376		DSW, Inc.	646,113	0.0
30,167		Dunkin' Brands Group, Inc.	1,422,977	0.1
37,060		Expedia, Inc.	3,995,809	0.2
19,138		Extended Stay America, Inc.	311,949	0.0
43,839		Foot Locker, Inc.	2,827,616	0.2
13,518	L	Fossil Group, Inc.	600,470	0.0
34,165	L	GameStop Corp.	1,084,055	0.1
36,127		Gannett Co., Inc.	546,963	0.0
70,678		Gap, Inc.	2,077,933	0.1
37,129	L	Garmin Ltd.	1,483,675	0.1
92,218		Gentex Corp.	1,446,900	0.1
47,709		Genuine Parts Co.	4,740,366	0.2
23,272		GNC Holdings, Inc.	738,886	0.0
84,605		Goodyear Tire & Rubber Co.	2,790,273	0.1
28,614	L	GoPro, Inc.	342,223	0.0
1,118		Graham Holdings Co.	536,640	0.0
143,839	L	Groupon, Inc.	573,918	0.0
73,962		H&R Block, Inc.	1,954,076	0.1
125,907		Hanesbrands, Inc.	3,568,204	0.2
60,141		Harley-Davidson, Inc.	3,087,038	0.2
22,304		Harman International Industries, Inc.	1,985,948	0.1
34,918		Hasbro, Inc.	2,796,932	0.1
162,814		Hilton Worldwide Holdings, Inc.	3,666,571	0.2
10,057	L	Hyatt Hotels Corp.	497,721	0.0
30,121	L	International Game Technology PLC	549,708	0.0
129,440		Interpublic Group of Cos., Inc.	2,970,648	0.2
66,160		Jarden Corp.	3,900,132	0.2
95,644	L	JC Penney Co., Inc.	1,057,823	0.1
14,865		John Wiley & Sons, Inc.	726,750	0.0
40,016		Kate Spade & Co.	1,021,208	0.1
59,502		Kohl's Corp.	2,773,388	0.1
77,567		L Brands, Inc.	6,811,158	0.4
24,375		Lear Corp.	2,709,769	0.1
43,189		Leggett & Platt, Inc.	2,090,348	0.1
54,512		Lennar Corp. - Class A	2,636,200	0.1
3,105		Lennar Corp. - Class B	120,195	0.0
8,361		Liberty Broadband Corp. - A	486,276	0.0
20,800		Liberty Broadband Corp. - C	1,205,360	0.1
154,509		Liberty Interactive Corp. QVC Group	3,901,352	0.2
32,771		Liberty Media Corp. - A	1,265,944	0.1
62,858		Liberty Media Corp. - C	2,394,261	0.1
44,423		Liberty Ventures	1,737,828	0.1
30,364	L	Lions Gate Entertainment Corp.	663,453	0.0
46,404		Live Nation, Inc.	1,035,273	0.1
95,353		LKQ Corp.	3,044,621	0.2
34,969		Lululemon Athletica, Inc.	2,367,751	0.1
98,543		Macy's, Inc.	4,344,761	0.2
6,525	@	Madison Square Garden Co.	1,085,499	0.1
61,422	L	Marriott International, Inc.	4,372,018	0.2
106,057		Mattel, Inc.	3,565,636	0.2
85,795		McGraw-Hill Cos., Inc.	8,491,989	0.4
139,599		MGM Resorts International	2,993,003	0.2
57,693		Michael Kors Holdings Ltd.	3,286,193	0.2
20,052		Michaels Cos, Inc.	560,854	0.0
19,351		Mohawk Industries, Inc.	3,694,106	0.2
6,073		Morningstar, Inc.	536,064	0.0
19,671		MSG Networks, Inc.	340,112	0.0
13,065	@	Murphy USA, Inc.	802,844	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
84,228	L	Newell Rubbermaid, Inc.	$3,730,458	0.2
120,233		News Corp - Class A	1,535,375	0.1
38,830		News Corp - Class B	514,498	0.0
39,965		Nordstrom, Inc.	2,286,398	0.1
41,185	@	Norwegian Cruise Line Holdings Ltd.	2,277,119	0.1
1,275		NVR, Inc.	2,208,810	0.1
171,593		Office Depot, Inc.	1,218,310	0.1
76,583		Omnicom Group, Inc.	6,374,003	0.3
31,657		O'Reilly Automotive, Inc.	8,663,255	0.5
67,896	L	Pandora Media, Inc.	607,669	0.0
7,247		Panera Bread Co.	1,484,403	0.1
13,658		Penske Auto Group, Inc.	517,638	0.0
20,833		Polaris Industries, Inc.	2,051,634	0.1
114,290		Pulte Group, Inc.	2,138,366	0.1
25,912		PVH Corp.	2,566,843	0.1
18,754		Ralph Lauren Corp.	1,805,260	0.1
26,396		Regal Entertainment Group	558,011	0.0
129,708		Ross Stores, Inc.	7,510,093	0.4
53,911		Royal Caribbean Cruises Ltd.	4,428,789	0.2
45,822		Sally Beauty Holdings, Inc.	1,483,716	0.1
28,651		Scripps Networks Interactive - Class A	1,876,641	0.1
4,508	L	Sears Holding Corp.	69,017	0.0
63,347		Service Corp. International	1,563,404	0.1
32,206		ServiceMaster Global Holdings, Inc.	1,213,522	0.1
25,164		Signet Jewelers Ltd.	3,121,091	0.2
670,865	L	Sirius XM Holdings, Inc.	2,649,917	0.1
22,538		Six Flags Entertainment Corp.	1,250,634	0.1
38,475		Skechers USA, Inc.	1,171,564	0.1
200,821		Staples, Inc.	2,215,056	0.1
53,567		Starwood Hotels & Resorts Worldwide, Inc.	4,469,095	0.2
27,595		Starz	726,576	0.0
71,111		TEGNA, Inc.	1,668,264	0.1
19,129		Tempur Sealy International, Inc.	1,162,852	0.1
14,285		Thor Industries, Inc.	910,954	0.1
35,406		Tiffany & Co.	2,598,092	0.1
55,052		Toll Brothers, Inc.	1,624,585	0.1
12,392	@	TopBuild Corp.	368,538	0.0
42,765		Tractor Supply Co.	3,868,522	0.2
25,276		Tribune Co.	969,335	0.1
35,158		TripAdvisor, Inc.	2,338,007	0.1
15,947		Tupperware Corp.	924,607	0.1
20,139		Ulta Salon Cosmetics & Fragrance, Inc.	3,901,730	0.2
55,996		Under Armour, Inc.	4,750,141	0.3
27,894		Urban Outfitters, Inc.	923,012	0.1
20,022	@	Vista Outdoor, Inc.	1,039,342	0.1
12,673		Visteon Corp.	1,008,644	0.1
65,320		Wendy's Company	711,335	0.0
24,652		Whirlpool Corp.	4,445,742	0.2
28,727		Williams-Sonoma, Inc.	1,572,516	0.1
35,267		Wyndham Worldwide Corp.	2,695,457	0.1
25,475	L	Wynn Resorts Ltd.	2,380,129	0.1
			322,369,665	16.8

		Consumer Staples: 6.2%
138,369		Avon Products, Inc.	665,555	0.0
12,448	L	Blue Buffalo Pet Products, Inc.	319,416	0.0
8,572		Brown-Forman Corp. - Class A	914,547	0.0
36,619		Brown-Forman Corp. - Class B	3,605,873	0.2
45,016		Bunge Ltd.	2,551,057	0.1
54,579		Campbell Soup Co.	3,481,594	0.2
41,024		Church & Dwight Co., Inc.	3,781,592	0.2
41,120		Clorox Co.	5,183,587	0.3
73,032		Coca-Cola Enterprises, Inc.	3,705,644	0.2
133,865		ConAgra Foods, Inc.	5,973,056	0.3
51,279		Constellation Brands, Inc.	7,747,744	0.4
60,101		Dr Pepper Snapple Group, Inc.	5,374,231	0.3
19,494		Edgewell Personal Care Co.	1,569,852	0.1
19,952		Energizer Holdings, Inc.	808,256	0.0
55,494		Flowers Foods, Inc.	1,024,419	0.1
32,161		Hain Celestial Group, Inc.	1,315,707	0.1
22,960	@,L	Herbalife Ltd.	1,413,418	0.1
45,666		Hershey Co.	4,205,382	0.2
83,892		Hormel Foods Corp.	3,627,490	0.2
22,343		Ingredion, Inc.	2,386,009	0.1
37,510		JM Smucker Co.	4,870,298	0.3
78,282		Kellogg Co.	5,992,487	0.3
40,056		McCormick & Co., Inc.	3,984,771	0.2
58,447		Mead Johnson Nutrition Co.	4,966,242	0.3
49,521		Molson Coors Brewing Co.	4,762,930	0.3
46,897		Monster Beverage Corp.	6,255,122	0.3
18,826	L	Nu Skin Enterprises, Inc.	720,095	0.0
20,437		Pilgrim's Pride Corp.	519,100	0.0
36,536		Pinnacle Foods, Inc.	1,632,428	0.1
309,963		Rite Aid Corp.	2,526,198	0.1
7,923		Spectrum Brands Holdings, Inc.	865,825	0.0
48,062	L	Sprouts Farmers Market, Inc.	1,395,720	0.1
186,122		Sysco Corp.	8,697,481	0.5
92,394		Tyson Foods, Inc.	6,158,984	0.3
54,893		WhiteWave Foods Co.	2,230,852	0.1
102,828		Whole Foods Market, Inc.	3,198,979	0.2
			118,431,941	6.2

		Energy: 4.6%
22,180	@,L	Antero Resources Corp.	551,617	0.0
145,653		Cabot Oil & Gas Corp.	3,307,780	0.2
121,197	@	California Resources Corp.	124,469	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
59,999		Cameron International Corp.	$4,022,933	0.2
74,156		Cheniere Energy, Inc.	2,508,697	0.1
187,688	L	Chesapeake Energy Corp.	773,275	0.0
29,645		Cimarex Energy Co.	2,883,569	0.2
117,314		Cobalt International Energy, Inc.	348,423	0.0
125,335		Columbia Pipeline Group, Inc.	3,145,908	0.2
40,482		Concho Resources, Inc./Midland TX	4,090,301	0.2
73,310	L	Consol Energy, Inc.	827,670	0.1
27,422	L	Continental Resources, Inc.	832,532	0.1
5,002	L	CVR Energy, Inc.	130,552	0.0
115,803	L	Denbury Resources, Inc.	257,083	0.0
20,543		Diamond Offshore Drilling	446,399	0.0
22,381		Diamondback Energy, Inc.	1,727,366	0.1
12,495		Dril-Quip, Inc.	756,697	0.0
74,691		Ensco PLC	774,546	0.0
11,536	L	EP Energy Corp.	52,143	0.0
47,755		EQT Corp.	3,212,001	0.2
72,382		FMC Technologies, Inc.	1,980,371	0.1
11,060		Frank's International N.V.	182,269	0.0
28,862	L	Golar LNG Ltd.	518,650	0.0
39,274		Gulfport Energy Corp.	1,113,025	0.1
30,225		Helmerich & Payne, Inc.	1,774,812	0.1
86,546		Hess Corp.	4,556,647	0.2
57,334		HollyFrontier Corp.	2,025,037	0.1
50,664		Kosmos Energy, LLC	294,864	0.0
39,400	@,L	Laredo Petroleum, Inc.	312,442	0.0
264,448		Marathon Oil Corp.	2,945,951	0.2
28,832		Memorial Resource Development Corp.	293,510	0.0
55,787		Murphy Oil Corp.	1,405,275	0.1
88,273		Nabors Industries Ltd.	812,112	0.0
121,582		National Oilwell Varco, Inc.	3,781,200	0.2
62,108		Newfield Exploration Co.	2,065,091	0.1
77,414	L	Noble Corp. PLC	801,235	0.0
134,515		Noble Energy, Inc.	4,225,116	0.2
31,466		Oceaneering International, Inc.	1,045,930	0.1
65,439		Oneok, Inc.	1,954,009	0.1
47,038		Patterson-UTI Energy, Inc.	828,810	0.1
30,791		PBF Energy, Inc.	1,022,261	0.1
50,627		Pioneer Natural Resources Co.	7,125,244	0.4
67,303		QEP Resources, Inc.	949,645	0.1
52,998	L	Range Resources Corp.	1,716,075	0.1
23,323		Rice Energy, Inc.	325,589	0.0
40,029		Rowan Companies PLC	644,467	0.0
18,384	L	RPC, Inc.	260,685	0.0
21,667	L	SM Energy Co.	406,040	0.0
18,852	L	Solar City	463,382	0.0
120,544	L	Southwestern Energy Co.	972,790	0.1
48,206		Superior Energy Services	645,478	0.0
50,317		Targa Resources Corp.	1,502,466	0.1
15,477	L	Teekay Corp.	134,031	0.0
39,444		Tesoro Corp.	3,392,578	0.2
280,403	@	Weatherford International PLC	2,181,535	0.1
65,308	L	Whiting Petroleum Corp.	521,158	0.0
22,628		World Fuel Services Corp.	1,099,268	0.1
74,899	@	WPX Energy, Inc.	523,544	0.0
			87,576,553	4.6

		Financials: 21.6%
17,154		Affiliated Managers Group, Inc.	2,785,810	0.1
22,582		Alexandria Real Estate Equities, Inc.	2,052,478	0.1
5,016		Alleghany Corp.	2,488,939	0.1
28,317		Allied World Assurance Co. Holdings Ltd.	989,396	0.1
150,934		Ally Financial, Inc.	2,825,484	0.1
40,842		American Campus Communities, Inc.	1,923,250	0.1
104,212		American Capital Agency Corp.	1,941,470	0.1
21,618		American Financial Group, Inc.	1,521,259	0.1
63,389		American Homes 4 Rent	1,007,885	0.1
2,313		American National Insurance	267,152	0.0
52,760		Ameriprise Financial, Inc.	4,959,968	0.3
26,188		Amtrust Financial Services, Inc.	677,745	0.0
297,071		Annaly Capital Management, Inc.	3,047,948	0.2
88,347		Aon PLC	9,227,844	0.5
48,988		Apartment Investment & Management Co.	2,048,678	0.1
55,897	L	Apple Hospitality REIT, Inc.	1,107,320	0.1
38,879		Arch Capital Group Ltd.	2,764,297	0.1
52,647		Arthur J. Gallagher & Co.	2,341,739	0.1
11,358		Artisan Partners Asset Management, Inc.	350,281	0.0
19,315		Aspen Insurance Holdings Ltd.	921,326	0.0
48,798		Associated Banc-Corp.	875,436	0.0
21,290		Assurant, Inc.	1,642,524	0.1
44,300		Assured Guaranty Ltd.	1,120,790	0.1
41,436		AvalonBay Communities, Inc.	7,881,127	0.4
29,752		Axis Capital Holdings Ltd.	1,650,046	0.1
13,672		Bank of Hawaii Corp.	933,524	0.0
32,416		BankUnited, Inc.	1,116,407	0.1
9,055	L	BOK Financial Corp.	494,584	0.0
48,088		Boston Properties, Inc.	6,111,023	0.3
57,693		Brandywine Realty Trust	809,433	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
54,240		Brixmor Property Group, Inc.	$1,389,629	0.1
36,318		Brown & Brown, Inc.	1,300,184	0.1
27,222		Camden Property Trust	2,289,098	0.1
26,466		Care Capital Properties, Inc.	710,347	0.0
53,562		CBL & Associates Properties, Inc.	637,388	0.0
26,166		CBOE Holdings, Inc.	1,709,425	0.1
89,658		CBRE Group, Inc.	2,583,944	0.1
60,473		Chimera Investment Corp.	821,828	0.0
51,520		Cincinnati Financial Corp.	3,367,347	0.2
54,559		CIT Group, Inc.	1,692,966	0.1
97,757		Citizens Financial Group, Inc.	2,048,009	0.1
8,636		CNA Financial Corp.	277,906	0.0
40,018		Columbia Property Trust, Inc.	879,996	0.0
55,799		Comerica, Inc.	2,113,108	0.1
27,105		Commerce Bancshares, Inc.	1,218,370	0.1
38,659		Communications Sales & Leasing, Inc.	860,163	0.0
30,315		Corporate Office Properties Trust SBI MD	795,466	0.0
36,683		Corrections Corp. of America	1,175,690	0.1
2,711	L	Credit Acceptance Corp.	492,182	0.0
104,622		Crown Castle International Corp.	9,049,803	0.5
17,287		Cullen/Frost Bankers, Inc.	952,687	0.1
94,941		DDR Corp.	1,689,000	0.1
45,874		Digital Realty Trust, Inc.	4,059,390	0.2
45,723		Douglas Emmett, Inc.	1,376,720	0.1
108,160		Duke Realty Corp.	2,437,926	0.1
90,878		E*Trade Financial Corp.	2,225,602	0.1
45,091		East-West Bancorp., Inc.	1,464,556	0.1
36,934		Eaton Vance Corp.	1,238,028	0.1
35,734		Empire State Realty Trust, Inc.	626,417	0.0
19,508		Endurance Specialty Holdings Ltd.	1,274,653	0.1
21,440		Equinix, Inc.	7,090,422	0.4
40,665		Equity Commonwealth	1,147,566	0.1
26,407		Equity Lifestyle Properties, Inc.	1,920,581	0.1
7,797		Erie Indemnity Co.	725,043	0.0
20,486		Essex Property Trust, Inc.	4,790,856	0.3
13,928		Everest Re Group Ltd.	2,749,805	0.1
38,488		Extra Space Storage, Inc.	3,597,088	0.2
21,530		Federal Realty Investment Trust	3,359,757	0.2
29,989		Federated Investors, Inc.	865,183	0.0
253,883		Fifth Third Bancorp	4,237,307	0.2
74,384		First Horizon National Corp.	974,430	0.1
113,171		First Niagara Financial Group, Inc.	1,095,495	0.1
44,589		First Republic Bank/San Francisco CA	2,971,411	0.2
87,912		FNF Group	2,980,217	0.2
68,461		Forest City Realty Trust, Inc.	1,443,843	0.1
18,754		Four Corners Property Trust, Inc.	336,634	0.0
27,653		Gaming and Leisure Properties, Inc.	855,031	0.0
180,877		General Growth Properties, Inc.	5,377,473	0.3
159,554		Genworth Financial, Inc.	435,582	0.0
13,861		Hanover Insurance Group, Inc.	1,250,539	0.1
124,343		Hartford Financial Services Group, Inc.	5,729,725	0.3
144,718		HCP, Inc.	4,714,912	0.2
39,246		Healthcare Trust of America, Inc.	1,154,617	0.1
47,007		Hospitality Properties Trust	1,248,506	0.1
237,502		Host Hotels & Resorts, Inc.	3,966,283	0.2
12,447		Howard Hughes Corp.	1,318,013	0.1
253,443		Huntington Bancshares, Inc.	2,417,846	0.1
18,447		Interactive Brokers Group, Inc.	725,336	0.0
36,669		Intercontinental Exchange, Inc.	8,622,349	0.5
135,010		Invesco Ltd.	4,154,258	0.2
66,001		Iron Mountain, Inc.	2,238,094	0.1
14,063		Jones Lang LaSalle, Inc.	1,649,871	0.1
265,912		Keycorp	2,935,668	0.2
27,601		Kilroy Realty Corp.	1,707,674	0.1
129,383		Kimco Realty Corp.	3,723,643	0.2
25,386		Lamar Advertising Co.	1,561,239	0.1
39,499		Lazard Ltd.	1,532,561	0.1
31,134		Legg Mason, Inc.	1,079,727	0.1
102,998		Leucadia National Corp.	1,665,478	0.1
46,848		Liberty Property Trust	1,567,534	0.1
79,313		Lincoln National Corp.	3,109,070	0.2
89,079		Loews Corp.	3,408,163	0.2
23,918		LPL Financial Holdings, Inc.	593,166	0.0
50,050		M&T Bank Corp.	5,555,550	0.3
46,753		Macerich Co.	3,704,708	0.2
4,372		Markel Corp.	3,897,944	0.2
8,660		Mercury General Corp.	480,630	0.0
116,104		MFA Mortgage Investments, Inc.	795,312	0.0
23,619		Mid-America Apartment Communities, Inc.	2,414,098	0.1
55,644		Moody's Corp.	5,372,985	0.3
32,185		MSCI, Inc. - Class A	2,384,265	0.1
36,290		Nasdaq, Inc.	2,408,930	0.1
44,213		National Retail Properties, Inc.	2,042,641	0.1
107,460		Navient Corp.	1,286,296	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
152,011		New York Community Bancorp., Inc.	$2,416,975	0.1
73,153		Northern Trust Corp.	4,767,381	0.2
62,017		NorthStar Asset Management Group, Inc./New York	703,893	0.0
19,729		NorthStar Realty Europe Corp.	228,856	0.0
58,366		NorthStar Realty Finance Corp.	765,762	0.0
81,865		Old Republic International Corp.	1,496,492	0.1
57,278		Omega Healthcare Investors, Inc.	2,021,913	0.1
16,733		OneMain Holdings, Inc.	458,986	0.0
43,961		Outfront Media, Inc.	927,577	0.0
35,101		PacWest Bancorp	1,304,002	0.1
56,867		Paramount Group, Inc.	907,029	0.0
96,894		People's United Financial, Inc.	1,543,521	0.1
45,612		Piedmont Office Realty Trust, Inc.	926,380	0.0
32,443		Popular, Inc.	928,194	0.0
17,114		Post Properties, Inc.	1,022,390	0.1
92,279		Principal Financial Group, Inc.	3,640,407	0.2
17,602		ProAssurance Corp.	890,661	0.0
183,915		Progressive Corp.	6,462,773	0.3
164,269		ProLogis, Inc.	7,257,404	0.4
40,051		Raymond James Financial, Inc.	1,906,828	0.1
39,768		Rayonier, Inc.	981,474	0.1
45,932	@	Realogy Holdings Corp.	1,658,605	0.1
78,236		Realty Income Corp.	4,890,532	0.3
29,567		Regency Centers Corp.	2,213,090	0.1
420,150		Regions Financial Corp.	3,298,178	0.2
20,750		Reinsurance Group of America, Inc.	1,997,188	0.1
13,524		RenaissanceRe Holdings Ltd.	1,620,581	0.1
74,349		Retail Properties of America, Inc.	1,178,432	0.1
28,258		Santander Consumer USA Holdings, Inc.	296,426	0.0
43,669		SEI Investments Co.	1,879,950	0.1
73,668		Senior Housing Properties Trust	1,317,921	0.1
15,884		Signature Bank	2,162,130	0.1
31,216		SL Green Realty Corp.	3,024,206	0.2
136,193		SLM Corp.	866,187	0.0
138,377		Spirit Realty Capital, Inc.	1,556,741	0.1
74,644		Starwood Property Trust, Inc.	1,413,011	0.1
161,815		SunTrust Bank	5,838,285	0.3
16,062		SVB Financial Group	1,639,127	0.1
261,338		Synchrony Financial	7,489,947	0.4
39,598		Synovus Financial Corp.	1,144,778	0.1
81,684		T. Rowe Price Group, Inc.	6,000,507	0.3
30,041		Tanger Factory Outlet Centers, Inc.	1,093,192	0.1
19,375		Taubman Centers, Inc.	1,380,081	0.1
54,213		TCF Financial Corp.	664,651	0.0
83,696		TD Ameritrade Holding Corp.	2,638,935	0.1
21,114		TFS Financial Corp.	366,750	0.0
39,530		Torchmark Corp.	2,140,945	0.1
108,951		Two Harbors Investment Corp.	865,071	0.0
81,183		UDR, Inc.	3,127,981	0.2
78,213		Unum Group	2,418,346	0.1
26,514		Validus Holdings Ltd.	1,251,196	0.1
103,719		Ventas, Inc.	6,530,148	0.3
283,738		VEREIT, Inc.	2,516,756	0.1
59,017		Vornado Realty Trust	5,572,975	0.3
67,497	**	Voya Financial, Inc.	2,009,386	0.1
26,964		Waddell & Reed Financial, Inc.	634,733	0.0
38,840		Weingarten Realty Investors	1,457,277	0.1
109,908		Welltower, Inc.	7,621,021	0.4
250,376		Weyerhaeuser Co.	7,756,648	0.4
1,783		White Mountains Insurance Group Ltd.	1,431,036	0.1
32,706		WP Carey, Inc.	2,035,621	0.1
59,450		WP GLIMCHER, Inc.	564,181	0.0
30,479		WR Berkley Corp.	1,712,920	0.1
96,119		XL Group Plc	3,537,179	0.2
63,699		Zions Bancorp.	1,542,153	0.1
			413,928,248	21.6

		Health Care: 8.8%
18,821		Acadia Healthcare Co., Inc.	1,037,225	0.1
104,383		Agilent Technologies, Inc.	4,159,663	0.2
8,283	L	Agios Pharmaceuticals, Inc.	336,290	0.0
25,182	L	Akorn, Inc.	592,532	0.0
26,685		Alere, Inc.	1,350,528	0.1
25,313		Align Technology, Inc.	1,840,002	0.1
46,591		Alkermes PLC	1,592,946	0.1
57,961		Allscripts Healthcare Solutions, Inc.	765,665	0.0
23,258		Alnylam Pharmaceuticals, Inc.	1,459,905	0.1
64,458		AmerisourceBergen Corp.	5,578,840	0.3
12,085	L	Athenahealth, Inc.	1,677,156	0.1
50,260		BioMarin Pharmaceutical, Inc.	4,145,445	0.2
6,610		Bio-Rad Laboratories, Inc.	903,719	0.0
11,832		Bio-Techne Corp.	1,118,361	0.1
11,445		Bluebird Bio, Inc.	486,412	0.0
420,251		Boston Scientific Corp.	7,904,921	0.4
58,714		Brookdale Senior Living, Inc.	932,378	0.0
34,803		Bruker BioSciences Corp.	974,484	0.1
52,315		Centene Corp.	3,221,035	0.2
93,932		Cerner Corp.	4,974,639	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,082		Charles River Laboratories International, Inc.	$1,145,327	0.1
37,591		Community Health Systems, Inc.	695,809	0.0
15,137		Cooper Cos., Inc.	2,330,644	0.1
23,274		CR Bard, Inc.	4,716,942	0.2
55,302		DaVita, Inc.	4,058,061	0.2
75,420		Dentsply Sirona, Inc.	4,648,135	0.2
24,857		DexCom, Inc.	1,688,039	0.1
67,431		Edwards Lifesciences Corp.	5,948,089	0.3
70,968		Endo International PLC	1,997,749	0.1
58,191		Envision Healthcare Holdings, Inc.	1,187,096	0.1
26,212		Henry Schein, Inc.	4,524,978	0.2
18,128		Hill-Rom Holdings, Inc.	911,838	0.0
77,077		Hologic, Inc.	2,659,156	0.1
29,338		Idexx Laboratories, Inc.	2,297,752	0.1
42,604		IMS Health Holdings, Inc.	1,131,136	0.1
49,041		Incyte Corp., Ltd.	3,554,001	0.2
8,114	L	Inovalon Holdings, Inc.	150,271	0.0
5,112	L	Intercept Pharmaceuticals, Inc.	656,739	0.0
15,623	L	Intrexon Corp.	529,463	0.0
11,554		Intuitive Surgical, Inc.	6,944,532	0.4
37,526		Ionis Pharmaceuticals, Inc.	1,519,803	0.1
19,143		Jazz Pharmaceuticals PLC	2,499,119	0.1
3,816		Juno Therapeutics, Inc.	145,351	0.0
31,472		Laboratory Corp. of America Holdings	3,686,315	0.2
13,889		LifePoint Hospitals, Inc.	961,813	0.0
36,668		Mallinckrodt PLC - W/I	2,247,015	0.1
49,336		Medivation, Inc.	2,268,469	0.1
29,318		Mednax, Inc.	1,894,529	0.1
8,767		Mettler Toledo International, Inc.	3,022,511	0.2
96,369	L	Opko Health, Inc.	1,001,274	0.1
26,990		Patterson Cos., Inc.	1,255,845	0.1
35,482		PerkinElmer, Inc.	1,754,940	0.1
45,851		Perrigo Co. PLC	5,865,718	0.3
12,035	@	Premier, Inc.	401,488	0.0
8,024		Puma Biotechnology, Inc.	235,665	0.0
72,731	@	Qiagen NV	1,624,811	0.1
45,025		Quest Diagnostics, Inc.	3,217,036	0.2
24,820	@	Quintiles Transnational Holdings, Inc.	1,615,782	0.1
44,174		Resmed, Inc.	2,554,141	0.1
33,063	L	Seattle Genetics, Inc.	1,160,181	0.1
88,139		St. Jude Medical, Inc.	4,847,645	0.3
13,018		Teleflex, Inc.	2,043,956	0.1
31,608		Tenet Healthcare Corp.	914,419	0.0
14,489		United Therapeutics Corp.	1,614,509	0.1
28,783		Universal Health Services, Inc.	3,589,816	0.2
31,283		Varian Medical Systems, Inc.	2,503,266	0.1
25,755		VCA, Inc.	1,485,806	0.1
22,601	@,L	Veeva Systems, Inc.	565,929	0.0
9,381		VWR Corp.	253,850	0.0
25,922		Waters Corp.	3,419,630	0.2
53,415		Zimmer Biomet Holdings, Inc.	5,695,641	0.3
156,720		Zoetis, Inc.	6,947,398	0.4
			169,641,574	8.8

		Industrials: 12.9%
13,614		Acuity Brands, Inc.	2,969,758	0.2
53,695		ADT Corp.	2,215,456	0.1
47,138		Aecom Technology Corp.	1,451,379	0.1
22,263	L	AGCO Corp.	1,106,471	0.1
32,155		Air Lease Corp.	1,032,819	0.1
40,636		Alaska Air Group, Inc.	3,332,965	0.2
29,992		Allegion Public Ltd.	1,910,790	0.1
56,319		Allison Transmission Holdings, Inc.	1,519,487	0.1
2,336		Amerco, Inc.	834,676	0.0
75,708		Ametek, Inc.	3,783,886	0.2
23,271		AO Smith Corp.	1,775,810	0.1
12,563		Armstrong World Industries, Inc.	607,672	0.0
32,092		Avis Budget Group, Inc.	878,037	0.0
17,039	@	Babcock & Wilcox Enterprises, Inc.	364,635	0.0
33,279		BE Aerospace, Inc.	1,534,827	0.1
33,537		BWX Technologies, Inc.	1,125,502	0.1
20,402		Carlisle Cos., Inc.	2,029,999	0.1
45,715		CH Robinson Worldwide, Inc.	3,393,424	0.2
30,707	L	Chicago Bridge & Iron Co. NV	1,123,569	0.1
28,224		Cintas Corp.	2,534,797	0.1
18,390		Clean Harbors, Inc.	907,363	0.0
31,479		Colfax Corp.	899,985	0.0
10,482	L	Copa Holdings S.A.	710,156	0.0
35,108		Copart, Inc.	1,431,353	0.1
10,160		CoStar Group, Inc.	1,911,807	0.1
36,663		Covanta Holding Corp.	618,138	0.0
15,420		Crane Co.	830,521	0.0
42,802		Donaldson Co., Inc.	1,365,812	0.1
50,274		Dover Corp.	3,234,126	0.2
11,296		Dun & Bradstreet Corp.	1,164,392	0.1
37,304		Equifax, Inc.	4,263,474	0.2
59,958		Expeditors International Washington, Inc.	2,926,550	0.2
92,144	L	Fastenal Co.	4,515,056	0.2
42,146		Flowserve Corp.	1,871,704	0.1
43,546		Fluor Corp.	2,338,420	0.1
49,973		Fortune Brands Home & Security, Inc.	2,800,487	0.1
12,853		GATX Corp.	610,517	0.0
17,767		Genesee & Wyoming, Inc.	1,113,991	0.1
17,277		Graco, Inc.	1,450,577	0.1
53,432		HD Supply Holdings, Inc	1,766,996	0.1
117,838		Hertz Global Holdings, Inc.	1,240,834	0.1
30,208		Hexcel Corp.	1,320,392	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
18,136		Hubbell, Inc.	$1,921,146	0.1
15,246		Huntington Ingalls Industries, Inc.	2,087,787	0.1
24,433		IDEX Corp.	2,025,007	0.1
21,566		IHS, Inc.	2,677,635	0.1
82,980		Ingersoll-Rand PLC - Class A	5,145,590	0.3
28,423		ITT Corp.	1,048,524	0.1
39,366		Jacobs Engineering Group, Inc.	1,714,389	0.1
28,832		JB Hunt Transport Services, Inc.	2,428,808	0.1
98,197		JetBlue Airways Corp.	2,073,921	0.1
31,154		Joy Global, Inc.	500,645	0.0
34,652		Kansas City Southern	2,961,013	0.2
44,437		KAR Auction Services, Inc.	1,694,827	0.1
46,307		KBR, Inc.	716,832	0.0
25,412		Kennametal, Inc.	571,516	0.0
17,766		Kirby Corp.	1,071,112	0.1
24,301		L-3 Communications Holdings, Inc.	2,879,668	0.1
14,209		Landstar System, Inc.	918,043	0.0
12,682		Lennox International, Inc.	1,714,480	0.1
22,160		Lincoln Electric Holdings, Inc.	1,297,911	0.1
21,664		Macquarie Infrastructure Co. LLC	1,461,020	0.1
43,712	L	Manitowoc Co., Inc.	189,273	0.0
43,712	@	Manitowoc Foodservice, Inc.	644,315	0.0
23,076		Manpower, Inc.	1,878,848	0.1
109,272		Masco Corp.	3,436,604	0.2
17,970		Middleby Corp.	1,918,657	0.1
14,922		MSC Industrial Direct Co.	1,138,698	0.1
115,372		Nielsen NV	6,075,490	0.3
17,895		Nordson Corp.	1,360,736	0.1
34,131	@,L	NOW, Inc./DE	604,801	0.0
21,878		Old Dominion Freight Line	1,523,146	0.1
18,970		Orbital ATK, Inc.	1,649,252	0.1
22,918		Oshkosh Corp.	936,659	0.0
36,988		Owens Corning, Inc.	1,748,793	0.1
111,216		Paccar, Inc.	6,082,403	0.3
43,470		Parker Hannifin Corp.	4,828,648	0.3
56,310		Pentair PLC	3,055,381	0.2
60,047		Pitney Bowes, Inc.	1,293,412	0.1
48,346		Quanta Services, Inc.	1,090,686	0.1
14,336		Regal-Beloit Corp.	904,458	0.0
76,004		Republic Services, Inc.	3,621,591	0.2
42,342		Robert Half International, Inc.	1,972,290	0.1
42,185		Rockwell Automation, Inc.	4,798,544	0.3
41,462		Rockwell Collins, Inc.	3,823,211	0.2
29,760		Rollins, Inc.	807,091	0.0
31,510		Roper Technologies, Inc.	5,759,083	0.3
65,389		RR Donnelley & Sons Co.	1,072,380	0.1
16,981		Ryder System, Inc.	1,100,029	0.1
119,791	@,L	Seadrill LTD	395,310	0.0
18,211		Snap-On, Inc.	2,858,945	0.1
209,486		Southwest Airlines Co.	9,384,973	0.5
41,644		Spirit Aerosystems Holdings, Inc.	1,888,972	0.1
22,879		Spirit Airlines, Inc.	1,097,734	0.1
13,126		SPX Corp.	197,153	0.0
13,147	@	SPX FLOW, Inc.	329,727	0.0
48,188		Stanley Black & Decker, Inc.	5,069,859	0.3
26,659		Stericycle, Inc.	3,364,099	0.2
32,945		Terex Corp.	819,672	0.0
87,031		Textron, Inc.	3,173,150	0.2
22,377		Timken Co.	749,406	0.0
17,450		Toro Co.	1,502,794	0.1
16,702		TransDigm Group, Inc.	3,680,119	0.2
10,398		TransUnion	287,089	0.0
49,352		Trinity Industries, Inc.	903,635	0.0
15,794		Triumph Group, Inc.	497,195	0.0
131,978		Tyco International Plc	4,844,912	0.3
112,685		United Continental Holdings, Inc.	6,745,324	0.4
28,516		United Rentals, Inc.	1,773,410	0.1
46,744	L	United States Steel Corp.	750,241	0.0
29,418	L	USG Corp.	729,861	0.0
7,384		Valmont Industries, Inc.	914,435	0.0
52,998		Verisk Analytics, Inc.	4,235,600	0.2
17,107		WABCO Holdings, Inc.	1,829,080	0.1
30,286		Wabtec Corp.	2,401,377	0.1
38,827		Waste Connections, Inc.	2,507,836	0.1
8,160		Watsco, Inc.	1,099,478	0.1
14,201	L	Wesco International, Inc.	776,369	0.0
19,682	L	WW Grainger, Inc.	4,594,369	0.2
56,853		Xylem, Inc.	2,325,288	0.1
			246,770,375	12.9

		Information Technology: 13.9%
35,769	L	3D Systems Corp.	553,346	0.0
158,168		Activision Blizzard, Inc.	5,352,405	0.3
55,972		Akamai Technologies, Inc.	3,110,364	0.2
19,450		Alliance Data Systems Corp.	4,279,000	0.2
48,467		Amdocs Ltd.	2,928,376	0.2
96,836		Amphenol Corp.	5,599,058	0.3
98,284		Analog Devices, Inc.	5,817,430	0.3
28,141		Ansys, Inc.	2,517,494	0.1
360,209		Applied Materials, Inc.	7,629,227	0.4
10,811	L	Arista Networks, Inc.	682,174	0.0
57,139	@	ARRIS International PLC	1,309,626	0.1
29,993		Arrow Electronics, Inc.	1,931,849	0.1
7,931	@	Atlassian Corp. PLC	199,441	0.0
133,013		Atmel Corp.	1,080,066	0.1
71,361		Autodesk, Inc.	4,161,060	0.2
42,576		Avnet, Inc.	1,886,117	0.1
6,623		Black Knight Financial Services, Inc.	205,512	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
31,881		Booz Allen Hamilton Holding Corp.	$965,357	0.0
37,577		Broadridge Financial Solutions, Inc. ADR	2,228,692	0.1
130,992		Brocade Communications Systems, Inc.	1,385,895	0.1
93,831		CA, Inc.	2,889,056	0.1
91,742		Cadence Design Systems, Inc.	2,163,276	0.1
50,253		CDK Global, Inc.	2,339,277	0.1
41,341		CDW Corp./DE	1,715,651	0.1
50,245		Citrix Systems, Inc.	3,948,252	0.2
27,312		Cognex Corp.	1,063,802	0.1
33,669	L	CommScope Holding Co., Inc.	940,038	0.0
43,500		Computer Sciences Corp.	1,495,965	0.1
28,278		CoreLogic, Inc.	981,247	0.0
32,301	L	Cree, Inc.	939,959	0.0
43,500		CSRA, Inc.	1,170,150	0.1
98,602		Cypress Semiconductor Corp.	853,893	0.0
15,876		Dolby Laboratories, Inc.	689,971	0.0
10,848		DST Systems, Inc.	1,223,329	0.1
14,134		EchoStar Corp.	625,995	0.0
98,618		Electronic Arts, Inc.	6,519,636	0.3
22,548		F5 Networks, Inc.	2,386,706	0.1
13,093		Factset Research Systems, Inc.	1,983,982	0.1
88,855		Fidelity National Information Services, Inc.	5,625,410	0.3
44,136	@,L	FireEye, Inc.	794,007	0.0
57,549		First Data Corp.	744,684	0.0
23,681		First Solar, Inc.	1,621,438	0.1
69,883		Fiserv, Inc.	7,168,598	0.4
13,457	L	Fitbit, Inc.	203,874	0.0
28,778		FleetCor Technologies, Inc.	4,280,727	0.2
43,924		Flir Systems, Inc.	1,447,296	0.1
44,767		Fortinet, Inc.	1,371,213	0.1
26,026		Gartner, Inc.	2,325,423	0.1
49,866	@	Genpact Ltd.	1,355,857	0.1
41,665		Global Payments, Inc.	2,720,724	0.1
7,552	L	GoDaddy, Inc.	244,156	0.0
38,742		Harris Corp.	3,016,452	0.2
23,035		IAC/InterActiveCorp	1,084,488	0.1
46,511		Ingram Micro, Inc.	1,670,210	0.1
80,504		Intuit, Inc.	8,373,221	0.4
10,831		IPG Photonics Corp.	1,040,642	0.1
60,737		Jabil Circuit, Inc.	1,170,402	0.1
25,634		Jack Henry & Associates, Inc.	2,167,867	0.1
123,767		Juniper Networks, Inc.	3,157,296	0.2
52,975	@	Keysight Technologies, Inc.	1,469,526	0.1
50,130		KLA-Tencor Corp.	3,649,965	0.2
49,629		Lam Research Corp.	4,099,355	0.2
21,264		Leidos Holdings, Inc.	1,070,004	0.1
21,359	L	LendingClub Corp.	177,280	0.0
19,677		Lexmark International, Inc.	657,802	0.0
75,064		Linear Technology Corp.	3,344,852	0.2
34,299		LinkedIn Corp.	3,922,091	0.2
14,943	@	Lumentum Holdings, Inc.	403,013	0.0
142,002		Marvell Technology Group Ltd.	1,464,041	0.1
11,411		Match Group, Inc.	126,206	0.0
89,024		Maxim Integrated Products	3,274,303	0.2
65,546		Microchip Technology, Inc.	3,159,317	0.2
55,390		Motorola Solutions, Inc.	4,193,023	0.2
35,812		National Instruments Corp.	1,078,299	0.1
41,652		NCR Corp.	1,246,644	0.1
92,440		NetApp, Inc.	2,522,688	0.1
12,728	L	NetSuite, Inc.	871,741	0.0
79,333		Nuance Communications, Inc.	1,482,734	0.1
168,643		Nvidia Corp.	6,008,750	0.3
134,541		ON Semiconductor Corp.	1,290,248	0.1
24,030	@	Palo Alto Networks, Inc.	3,920,254	0.2
101,703		Paychex, Inc.	5,492,979	0.3
36,044		PTC, Inc.	1,195,219	0.1
44,305		Qorvo, Inc.	2,233,415	0.1
37,157		Rackspace Hosting, Inc.	802,220	0.0
57,464		Red Hat, Inc.	4,281,643	0.2
36,190		Sabre Corp.	1,046,615	0.1
65,165		SanDisk Corp.	4,957,753	0.3
48,211	@	ServiceNow, Inc.	2,949,549	0.2
59,902		Skyworks Solutions, Inc.	4,666,366	0.2
39,281	@	Splunk, Inc.	1,922,019	0.1
9,935	L	Square, Inc.	151,807	0.0
25,480		SS&C Technologies Holdings, Inc.	1,615,942	0.1
87,407	L	SunEdison, Inc.	47,217	0.0
17,496	L	SunPower Corp.	390,861	0.0
213,382		Symantec Corp.	3,921,961	0.2
48,614		Synopsys, Inc.	2,354,862	0.1
15,795	@	Tableau Software, Inc.	724,517	0.0
41,691		Teradata Corp.	1,093,972	0.1
67,251		Teradyne, Inc.	1,451,949	0.1
51,794		Total System Services, Inc.	2,464,359	0.1
81,331		Trimble Navigation Ltd.	2,017,009	0.1
177,166		Twitter, Inc.	2,932,097	0.2
8,959		Ultimate Software Group, Inc.	1,733,567	0.1
44,939		Vantiv, Inc.	2,421,313	0.1
35,654		VeriFone Holdings, Inc.	1,006,869	0.1
30,655	L	VeriSign, Inc.	2,714,194	0.1
74,913		Viavi Solutions, Inc.	513,903	0.0
70,434		Western Digital Corp.	3,327,302	0.2
161,844		Western Union Co.	3,121,971	0.2
12,313		WEX, Inc.	1,026,412	0.1
33,254	@	Workday, Inc.	2,555,237	0.1
317,350		Xerox Corp.	3,541,626	0.2
81,086		Xilinx, Inc.	3,845,909	0.2
20,699		Yelp, Inc.	411,496	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
16,475		Zebra Technologies Corp.	$1,136,775	0.1
14,075	L	Zillow Group, Inc. - A	359,616	0.0
28,215	@,L	Zillow Group, Inc. - C	669,542	0.0
225,924		Zynga, Inc.	515,107	0.0
			266,383,965	13.9

		Materials: 5.5%
21,301		Airgas, Inc.	3,017,074	0.2
35,166		Albemarle Corp.	2,248,162	0.1
410,506	L	Alcoa, Inc.	3,932,647	0.2
34,942	L	Allegheny Technologies, Inc.	569,555	0.0
19,623		Aptargroup, Inc.	1,538,639	0.1
19,818		Ashland, Inc.	2,179,187	0.1
28,532		Avery Dennison Corp.	2,057,443	0.1
31,617	@	Axalta Coating Systems Ltd.	923,216	0.0
43,213		Ball Corp.	3,080,655	0.2
30,544		Bemis Co., Inc.	1,581,568	0.1
19,895		Cabot Corp.	961,525	0.0
48,036		Celanese Corp.	3,146,358	0.2
73,772		CF Industries Holdings, Inc.	2,312,014	0.1
10,800		Compass Minerals International, Inc.	765,288	0.0
43,644		Crown Holdings, Inc.	2,164,306	0.1
20,437		Domtar Corp.	827,698	0.0
16,008		Eagle Materials, Inc.	1,122,321	0.1
46,599		Eastman Chemical Co.	3,365,846	0.2
41,858		FMC Corp.	1,689,807	0.1
392,407	L	Freeport-McMoRan, Inc.	4,057,488	0.2
23,463	@	GCP Applied Technologies, Inc.	467,852	0.0
103,105		Graphic Packaging Holding Co.	1,324,899	0.1
64,225		Huntsman Corp.	854,193	0.0
25,355		International Flavors & Fragrances, Inc.	2,884,638	0.2
131,940		International Paper Co.	5,414,818	0.3
21,153		Martin Marietta Materials, Inc.	3,374,115	0.2
109,214		Mosaic Co.	2,948,778	0.2
2,710		NewMarket Corp.	1,073,865	0.1
165,839		Newmont Mining Corp.	4,408,001	0.2
100,037		Nucor Corp.	4,731,750	0.2
51,591		Owens-Illinois, Inc.	823,392	0.0
30,691		Packaging Corp. of America	1,853,736	0.1
42,146	@,L	Platform Specialty Products Corp.	362,456	0.0
23,287		Reliance Steel & Aluminum Co.	1,611,228	0.1
20,316		Royal Gold, Inc.	1,042,008	0.1
41,760		RPM International, Inc.	1,976,501	0.1
14,138		Scotts Miracle-Gro Co.	1,028,822	0.1
61,885		Sealed Air Corp.	2,971,099	0.2
25,383		Sherwin-Williams Co.	7,225,779	0.4
13,040		Silgan Holdings, Inc.	693,337	0.0
31,629		Sonoco Products Co.	1,536,221	0.1
75,797		Steel Dynamics, Inc.	1,706,190	0.1
51,293		Tahoe Resources, Inc.	514,469	0.0
25,469		Valspar Corp.	2,725,692	0.1
41,584		Vulcan Materials Co.	4,390,023	0.2
12,922		Westlake Chemical Corp.	598,289	0.0
81,898		WestRock Co.	3,196,479	0.2
22,810		WR Grace & Co.	1,623,616	0.1
			104,903,043	5.5

		Telecommunication Services: 1.0%
176,714		CenturyLink, Inc.	5,647,779	0.3
366,220		Frontier Communications Corp.	2,047,170	0.1
90,663		Level 3 Communications, Inc.	4,791,540	0.3
40,579		SBA Communications Corp.	4,064,798	0.2
237,635	@,L	Sprint Corp.	826,970	0.0
29,467		Telephone & Data Systems, Inc.	886,662	0.0
4,203		United States Cellular Corp.	192,035	0.0
45,729		Zayo Group Holdings, Inc.	1,108,471	0.1
			19,565,425	1.0

		Utilities: 6.7%
213,919		AES Corp.	2,524,244	0.1
37,595		AGL Resources, Inc.	2,448,938	0.1
35,414		Alliant Energy Corp.	2,630,552	0.1
76,057		Ameren Corp.	3,810,456	0.2
56,412		American Water Works Co., Inc.	3,888,479	0.2
55,505		Aqua America, Inc.	1,766,169	0.1
31,666		Atmos Energy Corp.	2,351,517	0.1
18,362		Avangrid, Inc.	736,500	0.0
116,716		Calpine Corp.	1,770,582	0.1
134,854		Centerpoint Energy, Inc.	2,821,146	0.1
86,766		CMS Energy Corp.	3,682,349	0.2
91,806		Consolidated Edison, Inc.	7,034,176	0.4
56,214		DTE Energy Co.	5,096,361	0.3
102,130		Edison International	7,342,126	0.4
29,680		Energen Corp.	1,085,991	0.1
56,274		Entergy Corp.	4,461,403	0.2
99,571		Eversource Energy	5,808,972	0.3
132,289		FirstEnergy Corp.	4,758,435	0.3
48,364		Great Plains Energy, Inc.	1,559,739	0.1
33,672		Hawaiian Electric Industries	1,090,973	0.1
48,653		ITC Holdings Corp.	2,119,811	0.1
61,054		MDU Resources Group, Inc.	1,188,111	0.1
26,463		National Fuel Gas Co.	1,324,473	0.1
99,486		NiSource, Inc.	2,343,890	0.1
98,483		NRG Energy, Inc.	1,281,264	0.1
62,559		OGE Energy Corp.	1,791,064	0.1
34,716		Pinnacle West Capital Corp.	2,606,130	0.1
209,426		PPL Corp.	7,972,848	0.4
158,569		Public Service Enterprise Group, Inc.	7,474,943	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
55,080		Questar Corp.	$1,365,984	0.1
44,799		SCANA Corp.	3,142,650	0.2
77,607		Sempra Energy	8,075,008	0.4
73,702		TECO Energy, Inc.	2,029,016	0.1
18,508	L	TerraForm Power, Inc.	160,094	0.0
54,072		UGI Corp.	2,178,561	0.1
25,901		Vectren Corp.	1,309,555	0.1
98,959		WEC Energy Group, Inc.	5,944,467	0.3
44,278		Westar Energy, Inc.	2,196,632	0.1
158,898		Xcel Energy, Inc.	6,645,114	0.3
			127,818,723	6.7

		Total Common Stock
		(Cost $1,105,605,035)	1,877,389,512	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
		Securities Lending Collateralcc: 3.1%
12,557,738		Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $12,557,848, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $12,809,008, due 04/15/17-03/01/46)	12,557,738	0.7
895,766		Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $895,773, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $913,681, due 05/15/17-11/15/45)	895,766	0.1
14,247,659		Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $14,247,796, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $14,532,612, due 04/25/16-01/20/66)	14,247,659	0.7
14,247,659		Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $14,247,788, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $14,532,612, due 04/01/16-02/20/61)	14,247,659	0.7
14,247,659		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $14,247,796, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $14,532,613, due 08/15/17-02/15/44)	14,247,659	0.7
3,793,116		State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $3,793,155, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,876,647, due 04/15/18-01/15/29)	3,793,116	0.2
			59,989,597	3.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.1%
39,842,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
		(Cost $39,842,000)	39,842,000	2.1

		Total Short-Term Investments
		(Cost $99,831,597)	99,831,597	5.2

		Total Investments in Securities (Cost $1,205,436,632)	$1,977,221,109	103.2
		Liabilities in Excess of Other Assets	(61,677,720)	(3.2)
		Net Assets	$1,915,543,389	100.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.
**	Investment in affiliate

Cost for federal income tax purposes is $1,216,035,448.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$883,797,040
Gross Unrealized Depreciation	(122,611,379)

Net Unrealized Appreciation	$761,185,661

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,877,389,512	$–	$–	$1,877,389,512
Short-Term Investments	39,842,000	59,989,597	–	99,831,597
Total Investments, at fair value	$1,917,231,512	$59,989,597	$–	$1,977,221,109
Other Financial Instruments+
Futures	1,450,047	–	–	1,450,047
Total Assets	$1,918,681,559	$59,989,597	$–	$1,978,671,156

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$2,542,804	$38,035	$(126,158)	$(445,295)	$2,009,386	$694	$(46,959)	$-
	$2,542,804	$38,035	$(126,158)	$(445,295)	$2,009,386	$694	$(46,959)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2016, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	275	06/17/16	$39,633,000	$1,450,047
			$39,633,000	$1,450,047

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Mid Cap Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$1,450,047
Total Asset Derivatives		$1,450,047

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 14.0%
10,280	L	2U, Inc.	$232,328	0.0
28,191		Abercrombie & Fitch Co.	889,144	0.1
9,229		AMC Entertainment Holdings, Inc.	258,320	0.0
32,360		American Axle & Manufacturing Holdings, Inc.	498,020	0.1
82,040		American Eagle Outfitters	1,367,607	0.2
10,661		American Public Education, Inc.	219,936	0.0
5,686	L	America's Car-Mart, Inc.	142,150	0.0
36,544		Apollo Group, Inc. - Class A	300,209	0.0
7,373		Arctic Cat, Inc.	123,866	0.0
11,666		Asbury Automotive Group, Inc.	698,093	0.1
71,884	L	Ascena Retail Group, Inc.	795,037	0.1
9,429		Ascent Capital Group, Inc.	139,643	0.0
15,294	@	Barnes & Noble Education, Inc.	149,881	0.0
20,058		Barnes & Noble, Inc.	247,917	0.0
6,267		Bassett Furniture Industries, Inc.	199,667	0.0
16,844	L	Beazer Homes USA, Inc.	146,880	0.0
49,430	@	Belmond Ltd	469,091	0.1
20,564		Big Lots, Inc.	931,344	0.1
844		Biglari Holdings, Inc.	313,723	0.1
9,958		BJ's Restaurants, Inc.	413,954	0.1
12,091	L	Black Diamond, Inc.	54,651	0.0
48,415		Bloomin Brands, Inc.	816,761	0.1
6,733		Blue Nile, Inc.	173,105	0.0
11,417		Bob Evans Farms, Inc.	533,060	0.1
5,049		Boot Barn Holdings, Inc.	47,461	0.0
35,216		Boyd Gaming Corp.	727,563	0.1
14,851		Bright Horizons Family Solutions, Inc.	962,048	0.1
12,704		Buckle, Inc.	430,284	0.1
7,925		Buffalo Wild Wings, Inc.	1,173,851	0.2
32,244		Burlington Stores, Inc.	1,813,403	0.3
18,368	@,L	Caesars Acquisition Co.	112,412	0.0
22,467	L	Caesars Entertainment Co.	152,776	0.0
35,873	L	CalAtlantic Group, Inc.	1,198,876	0.2
21,458		Caleres, Inc.	607,047	0.1
38,126		Callaway Golf Co.	347,709	0.1
6,849		Capella Education Co.	360,531	0.1
35,898		Career Education Corp.	162,977	0.0
11,781		Carmike Cinemas, Inc.	353,901	0.1
16,580		Carrols Restaurant Group, Inc.	239,415	0.0
14,787		Cato Corp.	570,039	0.1
5,931		Cavco Industries, Inc.	554,311	0.1
39,758	@,L	Central European Media Enterprises Ltd.	101,383	0.0
20,131		Cheesecake Factory	1,068,755	0.2
53,921		Chico's FAS, Inc.	715,532	0.1
9,345		Childrens Place Retail Stores, Inc.	780,027	0.1
31,483		Christopher & Banks Corp.	75,244	0.0
5,591		Churchill Downs, Inc.	826,797	0.1
7,826		Chuy's Holdings, Inc.	243,154	0.0
10,410		Citi Trends, Inc.	185,610	0.0
16,246		ClubCorp Holdings, Inc.	228,094	0.0
13,419		Columbia Sportswear Co.	806,348	0.1
11,936	L	Conn's, Inc.	148,723	0.0
8,777	L	Container Store Group, Inc.	51,521	0.0
24,620		Cooper Tire & Rubber Co.	911,432	0.1
6,633		Cooper-Standard Holding, Inc.	476,515	0.1
10,974		Core-Mark Holding Co., Inc.	895,039	0.1
7,751	L	Cracker Barrel Old Country Store	1,183,345	0.2
37,805		CROCS, Inc.	363,684	0.1
6,613		CSS Industries, Inc.	184,701	0.0
58,324		Cumulus Media, Inc.	27,080	0.0
66,461		Dana Holding Corp.	936,435	0.1
8,074		Dave & Buster's Entertainment, Inc.	313,110	0.1
13,541		Deckers Outdoor Corp.	811,241	0.1
12,933	@	Del Frisco's Restaurant Group, Inc.	214,429	0.0
47,793		Denny's Corp.	495,135	0.1
25,700	L	DeVry, Inc.	443,839	0.1
17,943	@,L	Diamond Resorts International, Inc.	436,015	0.1
7,800		DineEquity, Inc.	728,754	0.1
12,292		Dorman Products, Inc.	668,931	0.1
32,887		DreamWorks Animation SKG, Inc.	820,531	0.1
11,478		Drew Industries, Inc.	739,872	0.1
5,570	L	El Pollo Loco Holdings, Inc.	74,304	0.0
15,723		Eldorado Resorts, Inc.	179,871	0.0
18,452		Entercom Communications Corp.	195,222	0.0
27,279		Entravision Communications Corp.	202,956	0.0
12,916	L	Eros International PLC	148,663	0.0
11,719		Ethan Allen Interiors, Inc.	372,899	0.1
22,116		EVINE Live, Inc.	25,876	0.0
27,772		EW Scripps Co.	432,965	0.1
37,383		Express, Inc.	800,370	0.1
12,449		Federal Mogul Corp.	122,996	0.0
11,612	@	Fiesta Restaurant Group, Inc.	380,641	0.1
22,599		Finish Line, Inc.	476,839	0.1
23,988	L	Five Below, Inc.	991,664	0.1
20,724		Francesca's Holdings Corp.	397,072	0.1
17,890		Fred's, Inc.	266,740	0.0
11,185	@	FTD Cos, Inc.	293,606	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
11,581		Genesco, Inc.	$836,727	0.1
16,094		Gentherm, Inc.	669,349	0.1
17,976		G-III Apparel Group Ltd.	878,847	0.1
21,818		Grand Canyon Education, Inc.	932,501	0.1
29,862		Gray Television, Inc.	349,983	0.1
8,480	L	Green Brick Partners, Inc.	64,363	0.0
9,861		Group 1 Automotive, Inc.	578,742	0.1
22,780		Guess?, Inc.	427,581	0.1
4,210	L	Habit Restaurants, Inc.	78,432	0.0
27,960		Harte-Hanks, Inc.	70,739	0.0
10,711		Haverty Furniture Cos., Inc.	226,645	0.0
12,188	@	Helen of Troy Ltd.	1,263,774	0.2
13,394	L	Hibbett Sporting Goods, Inc.	480,845	0.1
9,181	@	Horizon Global Corp.	115,497	0.0
58,691		Houghton Mifflin Harcourt Co.	1,170,299	0.2
62,063	L	Hovnanian Enterprises, Inc.	96,818	0.0
14,509		HSN, Inc.	758,966	0.1
22,489	L	Iconix Brand Group, Inc.	181,036	0.0
24,838	@	Imax Corp.	772,213	0.1
9,381		Installed Building Products, Inc.	249,628	0.0
8,199		International Speedway Corp.	302,625	0.1
21,306	L	Interval Leisure Group, Inc.	307,659	0.1
12,433	L	iRobot Corp.	438,885	0.1
11,313		Isle of Capri Casinos, Inc.	158,382	0.0
5,783	@	J Alexander's Holdings, Inc.	61,068	0.0
15,814		Jack in the Box, Inc.	1,010,040	0.1
10,289	L	Jamba, Inc.	127,172	0.0
14,754		Journal Media Group, Inc.	176,458	0.0
17,314		K12, Inc.	171,235	0.0
33,478	L	KB Home	478,066	0.1
7,741		Kirkland's, Inc.	135,545	0.0
30,051		Krispy Kreme Doughnuts, Inc.	468,495	0.1
36,861		La Quinta Holdings, Inc.	460,762	0.1
7,760	@,L	Lands' End, Inc.	197,958	0.0
22,948		La-Z-Boy, Inc.	613,630	0.1
7,805	@,L	LGI Homes, Inc.	188,959	0.0
13,902		Libbey, Inc.	258,577	0.0
32,745	@	Liberty TripAdvisor Holdings, Inc.	725,629	0.1
38,773	@,L	LifeLock, Inc.	467,990	0.1
7,462		Lifetime Brands, Inc.	112,452	0.0
9,540		Lithia Motors, Inc.	833,128	0.1
11,761	L	Lumber Liquidators Holdings, Inc.	154,304	0.0
18,107		M/I Homes, Inc.	337,696	0.1
9,163		Malibu Boats, Inc.	150,273	0.0
13,260		Marcus Corp.	251,277	0.0
12,805		MarineMax, Inc.	249,313	0.0
11,648		Marriott Vacations Worldwide Corp.	786,240	0.1
8,635	L	Mattress Firm Holding Corp.	366,038	0.1
15,369		MDC Holdings, Inc.	385,147	0.1
21,949	L	MDC Partners, Inc.	517,996	0.1
40,202		Media General, Inc.	655,695	0.1
15,165		Meredith Corp.	720,337	0.1
17,353		Meritage Homes Corp.	632,690	0.1
28,035		Modine Manufacturing Co.	308,665	0.1
13,865		Monro Muffler Brake, Inc.	990,932	0.1
13,044		Morgans Hotel Group Co.	18,001	0.0
8,118		Motorcar Parts of America, Inc.	308,322	0.1
6,944		Movado Group, Inc.	191,168	0.0
2,172		Nacco Industries, Inc.	124,695	0.0
29,418		National CineMedia, Inc.	447,448	0.1
15,084		Nautilus, Inc.	291,423	0.0
19,851		New Media Investment Group, Inc.	330,321	0.1
58,940		New York Times Co.	734,392	0.1
14,149	L	Nexstar Broadcasting Group, Inc.	626,376	0.1
14,064		Nutri/System, Inc.	293,516	0.0
8,352	L	Outerwall, Inc.	308,940	0.1
6,506	L	Overstock.com, Inc.	93,556	0.0
5,833		Oxford Industries, Inc.	392,153	0.1
13,338		Papa John's International, Inc.	722,786	0.1
5,169		Party City Holdco, Inc.	77,742	0.0
35,419		Penn National Gaming, Inc.	591,143	0.1
20,223	@	Performance Sports Group Ltd	64,309	0.0
7,258		Perry Ellis International, Inc.	133,620	0.0
42,898		Pier 1 Imports, Inc.	300,715	0.0
26,329		Pinnacle Entertainment, Inc.	924,148	0.1
18,454		Pool Corp.	1,619,154	0.2
11,598		Popeyes Louisiana Kitchen, Inc.	603,792	0.1
12,164	@	Potbelly Corp.	165,552	0.0
6,522		Red Robin Gourmet Burgers, Inc.	420,473	0.1
24,997		Regis Corp.	379,704	0.1
23,089		Rent-A-Center, Inc.	365,961	0.1
13,951	@,L	Restoration Hardware Holdings, Inc.	584,547	0.1
17,192		RetailMeNot, Inc.	137,708	0.0
31,010		Ruby Tuesday, Inc.	166,834	0.0
25,082		Ruth's Hospitality Group, Inc.	461,760	0.1
12,960		Scholastic Corp.	484,315	0.1
22,670	L	Scientific Games Corp.	213,778	0.0
26,647	L	SeaWorld Entertainment, Inc.	561,186	0.1
23,841		Select Comfort Corp.	462,277	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
12,966		Sequential Brands Group, Inc.	$82,853	0.0
17,291		Shutterfly, Inc.	801,784	0.1
8,725	@,L	Shutterstock, Inc.	320,469	0.1
28,295		Sinclair Broadcast Group, Inc.	870,071	0.1
24,656		Smith & Wesson Holding Corp.	656,343	0.1
14,514		Sonic Automotive, Inc.	268,219	0.0
23,780		Sonic Corp.	836,105	0.1
27,221		Sotheby's	727,617	0.1
8,200		Speedway Motorsports, Inc.	162,606	0.0
16,322		Stage Stores, Inc.	131,555	0.0
10,718		Standard Motor Products, Inc.	371,379	0.1
18,726		Stein Mart, Inc.	137,262	0.0
25,350		Steven Madden Ltd.	938,964	0.1
18,282		Stoneridge, Inc.	266,186	0.0
5,766		Strayer Education, Inc.	281,092	0.0
8,710	L	Sturm Ruger & Co., Inc.	595,590	0.1
11,959		Superior Industries International	264,055	0.0
20,464		Tailored Brands, Inc.	366,306	0.1
6,278	@	Taylor Morrison Home Corp.	88,645	0.0
26,067		Tenneco, Inc.	1,342,711	0.2
30,506		Texas Roadhouse, Inc.	1,329,451	0.2
10,727		Tile Shop Holdings, Inc.	159,940	0.0
46,594		Time, Inc.	719,411	0.1
10,200		Tower International, Inc.	277,440	0.0
44,027		Travelport Worldwide Ltd.	601,409	0.1
71,599	@	TRI Pointe Homes, Inc.	843,436	0.1
11,297		Tribune Publishing Co.	87,213	0.0
27,294		Tuesday Morning Corp.	223,265	0.0
22,909		Tumi Holdings, Inc.	614,419	0.1
4,315		Unifi, Inc.	98,857	0.0
8,129		Universal Electronics, Inc.	503,917	0.1
15,460		Vail Resorts, Inc.	2,067,002	0.3
10,247		Vera Bradley, Inc.	208,424	0.0
12,991		Vitamin Shoppe, Inc.	402,201	0.1
8,055	L	Wayfair, Inc.	348,137	0.1
8,990	L	Weight Watchers International, Inc.	130,625	0.0
3,500	L	Weyco Group, Inc.	93,170	0.0
8,224	L	William Lyon Homes	119,166	0.0
14,273		Winnebago Industries	320,429	0.1
46,496		Wolverine World Wide, Inc.	856,456	0.1
13,616	L	World Wrestling Entertainment, Inc.	240,459	0.0
9,138		Zoe's Kitchen, Inc.	356,291	0.1
10,686		Zumiez, Inc.	212,865	0.0
			99,502,864	14.0

		Consumer Staples: 3.6%
13,782		Andersons, Inc.	432,893	0.1
24,901		B&G Foods, Inc.	866,804	0.1
3,955	L	Boston Beer Co., Inc.	731,952	0.1
7,675		Calavo Growers, Inc.	437,936	0.1
13,655	L	Cal-Maine Foods, Inc.	708,831	0.1
16,547		Casey's General Stores, Inc.	1,875,106	0.3
22,617		Central Garden & Pet Co.	368,431	0.1
8,340		Chefs' Warehouse Holdings, Inc.	169,219	0.0
2,528	L	Coca-Cola Bottling Co. Consolidated	403,873	0.1
74,108		Darling International, Inc.	976,002	0.1
36,772		Dean Foods Co.	636,891	0.1
13,293	L	Elizabeth Arden, Inc.	108,870	0.0
15,735		Fresh Del Monte Produce, Inc.	661,971	0.1
18,479		Fresh Market, Inc.	527,206	0.1
9,275	L	Freshpet, Inc.	67,986	0.0
36,992		HRG Group, Inc.	515,299	0.1
7,388		Ingles Markets, Inc.	277,050	0.0
4,943		Inter Parfums, Inc.	152,739	0.0
7,432		J&J Snack Foods Corp.	804,737	0.1
4,248		John B Sanfilippo & Son, Inc.	293,494	0.0
7,769		Lancaster Colony Corp.	859,018	0.1
7,208		MGP Ingredients, Inc.	174,722	0.0
4,000		National Beverage Corp.	169,280	0.0
3,333	L	Natural Health Trends Corp.	110,489	0.0
10,042		Omega Protein Corp.	170,111	0.0
26,382	@	Post Holdings, Inc.	1,814,290	0.3
22,664		Prestige Brands Holdings, Inc.	1,210,031	0.2
8,814		Pricesmart, Inc.	745,488	0.1
9,836	L	Sanderson Farms, Inc.	887,010	0.1
129		Seaboard Corp.	387,388	0.1
5,808		Seneca Foods Corp.	201,770	0.0
29,194	L	Snyders-Lance, Inc.	919,027	0.1
20,722		SpartanNash Co.	628,084	0.1
107,286		SUPERVALU, Inc.	617,967	0.1
8,744	L	Tootsie Roll Industries, Inc.	305,515	0.0
24,235		TreeHouse Foods, Inc.	2,102,386	0.3
21,943		United Natural Foods, Inc.	884,303	0.1
10,429		Universal Corp.	592,472	0.1
2,880		USANA Health Sciences, Inc.	349,690	0.1
32,285		Vector Group Ltd.	737,389	0.1
7,768		WD-40 Co.	839,022	0.1
6,398		Weis Markets, Inc.	288,294	0.0
			26,011,036	3.6

		Energy: 2.5%
32,245		Abraxas Petroleum Corp.	32,567	0.0
10,207	L	Alon USA Energy, Inc.	105,336	0.0
19,800		Approach Resources, Inc.	22,968	0.0
27,869		Archrock, Inc.	222,952	0.0
5,974		Ardmore Shipping Corp.	50,480	0.0
24,438	L	Atwood Oceanics, Inc.	224,096	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
13,112		Basic Energy Services, Inc.	$36,189	0.0
15,494	L	Bill Barrett Corp.	96,373	0.0
23,027	@,L	Bonanza Creek Energy, Inc.	36,613	0.0
15,698		Bristow Group, Inc.	297,006	0.1
18,020	@,L	C&J Energy Services Ltd.	25,408	0.0
25,942		Callon Petroleum Co.	229,587	0.0
8,829	L	CARBO Ceramics, Inc.	125,372	0.0
25,053		Carrizo Oil & Gas, Inc.	774,639	0.1
2,030	L	Clayton Williams Energy, Inc.	18,108	0.0
38,171	L	Clean Energy Fuels Corp.	111,841	0.0
26,059		Cloud Peak Energy, Inc.	50,815	0.0
6,212		Contango Oil & Gas Co.	73,239	0.0
24,728		Delek US Holdings, Inc.	376,855	0.1
40,033		DHT Holdings, Inc.	230,590	0.1
9,978	@	Dorian L.P.G Ltd.	93,793	0.0
29,828	@,L	Energy Fuels, Inc./Canada	65,920	0.0
19,223		Energy XXI Bermuda Ltd.	11,974	0.0
11,657	@	Era Group, Inc.	109,343	0.0
85,783	L	EXCO Resources, Inc.	84,848	0.0
13,934	@	Exterran Corp.	215,420	0.0
30,156		Fairmount Santrol Holdings, Inc.	75,692	0.0
22,910	@	Forum Energy Technologies, Inc.	302,412	0.1
20,518	L	Frontline Ltd./Bermuda	171,736	0.0
19,378	L	GasLog Ltd.	188,742	0.0
40,606	L	Gastar Exploration, Inc.	44,667	0.0
7,476	L	Geospace Technologies Corp.	92,254	0.0
17,416		Green Plains Renewable Energy, Inc.	277,959	0.1
16,808	L	Gulfmark Offshore, Inc.	103,705	0.0
38,250	L	Halcon Resources Corp.	36,762	0.0
43,683		Helix Energy Solutions Group, Inc.	244,625	0.1
14,124		Hornbeck Offshore Services, Inc.	140,251	0.0
5,638	L	ION Geophysical Corp.	45,555	0.0
17,325	L	Jones Energy, Inc.	57,692	0.0
32,829	L	Matador Resources Co.	622,438	0.1
14,524		Matrix Service Co.	257,075	0.1
102,775		McDermott International, Inc.	420,350	0.1
9,898		Natural Gas Services Group, Inc.	214,094	0.0
43,106		Newpark Resources	186,218	0.0
40,373	L	Nordic American Tankers Ltd.	568,856	0.1
26,984	L	Northern Oil And Gas, Inc.	107,666	0.0
60,086	L	Oasis Petroleum, Inc.	437,426	0.1
18,048		Oil States International, Inc.	568,873	0.1
15,774		Pacific Ethanol, Inc.	73,822	0.0
9,318		Panhandle Oil and Gas, Inc.	161,295	0.0
7,257		Par Petroleum Corp.	136,141	0.0
63,989		Parker Drilling Co.	135,657	0.0
35,561		Parsley Energy, Inc.	803,679	0.1
16,931		PDC Energy, Inc.	1,006,548	0.2
8,992	L	Peabody Energy Corp.	20,861	0.0
8,960		PHI, Inc.	169,254	0.0
27,629		Pioneer Energy Services Corp.	60,784	0.0
19,816		Renewable Energy Group, Inc.	187,063	0.0
3,133		Rex Stores Corp.	173,788	0.0
26,730	L	Rex Energy Corp.	20,537	0.0
5,407	L	RigNet, Inc.	73,968	0.0
14,779		Ring Energy, Inc.	74,634	0.0
28,211	@	RSP Permian, Inc.	819,247	0.1
25,906	@,L	Sanchez Energy Corp.	142,224	0.0
78,515		Scorpio Tankers, Inc.	457,742	0.1
6,983	L	SEACOR Holdings, Inc.	380,224	0.1
20,271		SemGroup Corp. - Class A	454,070	0.1
31,796	@	Seventy Seven Energy, Inc.	18,445	0.0
26,027	L	Ship Finance International Ltd.	361,515	0.1
46,323	L	Solazyme, Inc.	94,036	0.0
26,980		Stone Energy Corp.	21,314	0.0
44,046		Synergy Resources Corp.	342,237	0.1
40,023		Teekay Tankers Ltd.	146,884	0.0
19,500		Tesco Corp.	167,895	0.0
40,281		Tetra Technologies, Inc.	255,784	0.1
19,016		Tidewater, Inc.	129,879	0.0
70,224	@	Ultra Petroleum Corp.	34,972	0.0
19,206		Unit Corp.	169,205	0.0
57,060		Uranium Energy Corp.	42,681	0.0
23,235	L	US Silica Holdings, Inc.	527,899	0.1
17,040	L	W&T Offshore, Inc.	37,318	0.0
30,075		Western Refining, Inc.	874,882	0.1
10,563	L	Westmoreland Coal Co.	76,159	0.0
			17,540,023	2.5

		Financials: 25.8%
11,543		1st Source Corp.	367,529	0.1
31,265		Acadia Realty Trust	1,098,339	0.2
22,476		Actua Corp.	203,408	0.0
10,318		AG Mortgage Investment Trust, Inc.	134,856	0.0
10,404		Agree Realty Corp.	400,242	0.1
22,649		Alexander & Baldwin, Inc.	830,765	0.1
1,242		Alexander's, Inc.	472,643	0.1
6,139	@	Altisource Portfolio Solutions SA	148,257	0.0
26,165		Altisource Residential Corp.	313,980	0.0
19,121	@	Ambac Financial Group, Inc.	302,112	0.0
18,605		American Assets Trust, Inc.	742,712	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
28,162		American Capital Mortgage Investment Corp.	$413,418	0.1
34,149		American Equity Investment Life Holding Co.	573,703	0.1
18,176		Ameris Bancorp.	537,646	0.1
10,547		Amerisafe, Inc.	554,139	0.1
6,567		Ames National Corp.	162,599	0.0
73,947		Anworth Mortgage Asset Corp.	344,593	0.1
19,175		Apollo Commercial Real Estate Finance, Inc.	312,552	0.0
15,453		Apollo Residential Mortgage, Inc.	207,379	0.0
13,540		Argo Group International Holdings Ltd.	777,061	0.1
15,071		Armada Hoffler Properties, Inc.	169,549	0.0
18,301		ARMOUR Residential REIT, Inc.	394,021	0.1
7,082		Arrow Financial Corp.	188,169	0.0
19,295		Ashford Hospitality Prime, Inc.	225,173	0.0
40,411		Ashford Hospitality Trust, Inc.	257,822	0.0
2,864		Associated Capital Group, Inc.	80,249	0.0
42,716		Astoria Financial Corp.	676,621	0.1
9,387		Banc of California, Inc.	164,272	0.0
4,594		Bancfirst Corp.	261,996	0.0
20,576		Bancorp, Inc.	117,695	0.0
42,327		Bancorpsouth, Inc.	901,988	0.1
31,711		Bank Mutual Corp.	240,052	0.0
33,275		Bank of the Ozarks, Inc.	1,396,552	0.2
13,389		BankFinancial Corp.	158,258	0.0
12,278		Banner Corp.	516,167	0.1
32,940		BBCN Bancorp, Inc.	500,359	0.1
30,852		Beneficial Bancorp, Inc.	422,364	0.1
13,044		Berkshire Hills Bancorp., Inc.	350,753	0.1
71,133		BGC Partners, Inc.	643,754	0.1
15,660		Banco Latinoamericano de Comercio Exterior SA	379,285	0.1
16,958		BNC Bancorp	358,153	0.1
26,700	L	BofI Holding, Inc.	569,778	0.1
36,314		Boston Private Financial Holdings, Inc.	415,795	0.1
7,161		OceanFirst Financial Corp.	126,606	0.0
46,647		Brookline Bancorp., Inc.	513,583	0.1
10,118		Bryn Mawr Bank Corp.	260,336	0.0
11,689		Calamos Asset Management, Inc.	99,240	0.0
5,119		Camden National Corp.	214,998	0.0
4,255		Capital Bank Financial Corp.	131,267	0.0
59,887		Capitol Federal Financial, Inc.	794,102	0.1
41,864		Capstead Mortgage Corp.	414,035	0.1
20,928		Cardinal Financial Corp.	425,885	0.1
16,806		CareTrust REIT, Inc.	213,436	0.0
11,494		Cash America International, Inc.	444,128	0.1
34,803		Cathay General Bancorp.	985,969	0.1
50,290		Cedar Shopping Centers, Inc.	363,597	0.1
29,364		Centerstate Banks of Florida, Inc.	437,230	0.1
1,673		Central Pacific Financial Corp.	36,421	0.0
6,000		Charter Financial Corp./MD	81,000	0.0
18,518		Chatham Lodging Trust	396,841	0.1
18,573	L	Chemical Financial Corp.	662,870	0.1
27,112		Chesapeake Lodging Trust	717,384	0.1
7,773		Citizens & Northern Corp.	154,527	0.0
27,622	L	Citizens, Inc.	199,983	0.0
9,811		City Holding Co.	468,770	0.1
10,460		CNB Financial Corp.	183,991	0.0
83,866		CNO Financial Group, Inc.	1,502,879	0.2
27,010		CoBiz Financial, Inc.	319,258	0.0
9,450		Cohen & Steers, Inc.	367,794	0.1
43,647		Colony Capital, Inc.	731,960	0.1
17,195		Colony Starwood Homes	425,576	0.1
28,225		Columbia Banking System, Inc.	844,492	0.1
18,904		Community Bank System, Inc.	722,322	0.1
11,102		Community Trust Bancorp., Inc.	392,123	0.1
4,001		ConnectOne Bancorp, Inc.	65,416	0.0
3,121		Consolidated-Tomoka Land Co.	144,003	0.0
12,016		Coresite Realty Corp.	841,240	0.1
91,444		Cousins Properties, Inc.	949,189	0.1
73,589	L	Cowen Group, Inc.	280,374	0.0
69,452		CubeSmart	2,312,752	0.3
17,532		Customers Bancorp, Inc.	414,281	0.1
47,065		CVB Financial Corp.	821,284	0.1
31,508		CyrusOne, Inc.	1,438,340	0.2
70,898		CYS Investments, Inc.	577,110	0.1
34,198		DCT Industrial Trust, Inc.	1,349,795	0.2
738		Diamond Hill Investment Group, Inc.	130,892	0.0
86,761		DiamondRock Hospitality Co.	878,021	0.1
19,710		Dime Community Bancshares	347,290	0.1
28,243		DuPont Fabros Technology, Inc.	1,144,689	0.2
35,550		Dynex Capital, Inc.	236,407	0.0
15,052		Eagle Bancorp, Inc.	722,496	0.1
14,661		EastGroup Properties, Inc.	885,085	0.1
27,169		Education Realty Trust, Inc.	1,130,230	0.2
9,557		eHealth, Inc.	89,740	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
18,258		Employers Holdings, Inc.	$513,780	0.1
13,049	L	Encore Capital Group, Inc.	335,881	0.1
16,283	@	Enova International, Inc.	102,746	0.0
4,049		Enstar Group Ltd.	658,286	0.1
11,199		Enterprise Financial Services Corp.	302,821	0.0
17,125		Envestnet, Inc.	465,800	0.1
23,519		EPR Properties	1,566,836	0.2
34,335		Equity One, Inc.	984,041	0.1
22,361	@	Essent Group Ltd.	465,109	0.1
39,868		EverBank Financial Corp.	601,608	0.1
14,517		Evercore Partners, Inc.	751,255	0.1
25,056		Ezcorp, Inc.	74,416	0.0
6,564		FBL Financial Group, Inc.	403,817	0.1
7,373		FCB Financial Holdings, Inc.	245,226	0.0
7,237		Federated National Holding Co.	142,279	0.0
76,872		FelCor Lodging Trust, Inc.	624,201	0.1
23,972		Financial Engines, Inc.	753,440	0.1
44,491		First American Financial Corp.	1,695,552	0.2
49,363		First BanCorp/Puerto Rico	144,140	0.0
15,160		First Bancorp.	285,766	0.0
12,410		First Busey Corp.	254,157	0.0
13,927		First Cash Financial Services, Inc.	641,478	0.1
3,644		First Citizens BancShares, Inc.	914,899	0.1
44,793		First Commonwealth Financial Corp.	396,866	0.1
6,006		First Defiance Financial Corp.	230,690	0.0
33,120		First Financial Bancorp.	602,122	0.1
31,463		First Financial Bankshares, Inc.	930,676	0.1
7,466		First Financial Corp.	255,412	0.0
47,399		First Industrial Realty Trust, Inc.	1,077,853	0.2
2,162		First Interstate Bancsystem, Inc.	60,817	0.0
16,794		First Merchants Corp.	395,835	0.1
40,845		First Midwest Bancorp., Inc.	736,027	0.1
7,200	@	First NBC Bank Holding Co.	148,248	0.0
40,638		First Potomac Realty Trust	368,180	0.1
68,628		FirstMerit Corp.	1,444,619	0.2
10,082		Flagstar Bancorp, Inc.	216,360	0.0
17,660		Flushing Financial Corp.	381,809	0.1
87,185		FNB Corp.	1,134,277	0.2
33,487		FNFV Group	363,334	0.1
21,376		Forestar Real Estate Group, Inc.	278,743	0.0
46,564		Franklin Street Properties Corp.	494,044	0.1
64,204		Fulton Financial Corp.	859,050	0.1
14,907		GAIN Capital Holdings, Inc.	97,790	0.0
2,864		GAMCO Investors, Inc.	106,140	0.0
1,212		German American Bancorp, Inc.	39,026	0.0
18,666		Getty Realty Corp.	370,147	0.1
34,871		Glacier Bancorp., Inc.	886,421	0.1
12,767		Gladstone Commercial Corp.	209,123	0.0
22,943	L	Government Properties Income Trust	409,533	0.1
177,538		Gramercy Property Trust	1,500,196	0.2
7,197		Great Southern Bancorp., Inc.	267,225	0.0
11,295		Great Western Bancorp, Inc.	308,015	0.0
19,330		Green Dot Corp.	444,010	0.1
13,381		Greenhill & Co., Inc.	297,058	0.0
14,615	@	Greenlight Capital Re Ltd.	318,461	0.0
33,983		Hancock Holding Co.	780,250	0.1
18,923		Hanmi Financial Corp.	416,684	0.1
19,042		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	365,987	0.1
36,584		Hatteras Financial Corp.	523,151	0.1
4,752		HCI Group, Inc.	158,242	0.0
42,974		Healthcare Realty Trust, Inc.	1,327,467	0.2
8,120		Heartland Financial USA, Inc.	250,015	0.0
15,207		Heritage Financial Corp.	267,187	0.0
11,171		Heritage Insurance Holdings, Inc.	178,401	0.0
25,105		Hersha Hospitality Trust	535,741	0.1
18,792		HFF, Inc.	517,344	0.1
36,790		Highwoods Properties, Inc.	1,758,930	0.3
35,337		Hilltop Holdings, Inc.	667,163	0.1
24,675		Home Bancshares, Inc.	1,010,441	0.1
12,676		HomeStreet, Inc.	263,788	0.0
14,546		HomeTrust Bancshares Inc.	266,628	0.0
21,190		Horace Mann Educators Corp.	671,511	0.1
27,004		Hudson Pacific Properties, Inc.	780,956	0.1
15,285		Iberiabank Corp.	783,662	0.1
3,326		Impac Mortgage Holdings, Inc.	46,132	0.0
16,070		Independent Bank Corp./MI	233,818	0.0
11,591		Independent Bank Corp.	532,722	0.1
5,944		Independent Bank Group, Inc.	162,866	0.0
6,859		Infinity Property & Casualty Corp.	552,149	0.1
9,569		Infrareit Inc.	163,151	0.0
25,571		Insmed Inc.	323,985	0.0
26,511		International Bancshares Corp.	653,761	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
10,525		Intl. FCStone, Inc.	$281,333	0.0
49,067		Invesco Mortgage Capital, Inc.	597,636	0.1
16,995		Investment Technology Group, Inc.	375,589	0.1
138,556		Investors Bancorp, Inc.	1,612,792	0.2
72,872	L	Investors Real Estate Trust	529,051	0.1
43,554		iStar Financial, Inc.	420,732	0.1
58,278		Janus Capital Group, Inc.	852,607	0.1
18,290	@	KCG Holdings, Inc.	218,565	0.0
32,410		Kearny Financial Corp./MD	400,263	0.1
17,316		Kemper Corp.	512,034	0.1
37,382		Kennedy-Wilson Holdings, Inc.	818,666	0.1
30,294		Kite Realty Group Trust	839,447	0.1
7,789		Ladder Capital Corp.	96,973	0.0
47,269	L	Ladenburg Thalmann Financial Services, Inc.	118,172	0.0
10,394		Lakeland Financial Corp.	475,837	0.1
47,149		LaSalle Hotel Properties	1,193,341	0.2
20,025		LegacyTexas Financial Group, Inc.	393,491	0.1
2,727	L	LendingTree, Inc.	266,646	0.0
81,443		Lexington Realty Trust	700,410	0.1
15,991		LTC Properties, Inc.	723,433	0.1
34,625		Mack-Cali Realty Corp.	813,687	0.1
26,600		Maiden Holdings Ltd.	344,204	0.1
16,448		MainSource Financial Group, Inc.	346,888	0.1
5,563	@	Marcus & Millichap, Inc.	141,245	0.0
16,368		MarketAxess Holdings, Inc.	2,043,217	0.3
31,427		MB Financial, Inc.	1,019,806	0.1
53,979		MBIA, Inc.	477,714	0.1
98,809		Medical Properties Trust, Inc.	1,282,541	0.2
3,103		Merchants Bancshares, Inc.	92,283	0.0
14,781		Meridian Bancorp, Inc.	205,752	0.0
139,741		MGIC Investment Corp.	1,071,813	0.2
1,556		Moelis & Co.	43,926	0.0
44,050		Monmouth Real Estate Investment Corp.	523,754	0.1
58,680		Monogram Residential Trust, Inc.	578,585	0.1
18,150		National Bank Holdings Corp.	370,078	0.1
4,911	L	National Bankshares, Inc.	168,546	0.0
15,488		National General Holdings Corp.	334,386	0.1
15,170		National Health Investors, Inc.	1,009,108	0.1
4,938		National Interstate Corp.	147,745	0.0
57,326	L	National Penn Bancshares, Inc.	609,949	0.1
3,354	@	National Storage Affiliates	71,095	0.0
1,432		National Western Life Group, Inc.	330,262	0.0
14,619	L	Nationstar Mortgage Holdings, Inc.	144,728	0.0
6,500		Navigators Group, Inc.	545,155	0.1
20,225		NBT Bancorp., Inc.	545,064	0.1
10,230		Nelnet, Inc.	402,755	0.1
95,873		New Residential Investment Corp.	1,115,003	0.2
32,161		New Senior Investment Group, Inc.	331,258	0.1
58,806		New York Mortgage Trust, Inc.	278,740	0.0
68,770		New York REIT, Inc.	694,577	0.1
14,867		NewStar Financial, Inc.	130,086	0.0
26,536	@	NMI Holdings, Inc.	134,007	0.0
32,005		Northfield Bancorp, Inc./NJ	526,162	0.1
48,252		Northwest Bancshares, Inc.	651,885	0.1
46,402	L	Ocwen Financial Corp.	114,613	0.0
19,930		OFG Bancorp	139,311	0.0
50,337		Old National Bancorp.	613,608	0.1
22,680		Old Second Bancorp, Inc.	162,616	0.0
13,358		OM Asset Management Plc	178,329	0.0
9,007		One Liberty Properties, Inc.	201,847	0.0
28,314		Oritani Financial Corp.	480,489	0.1
7,560		Federal Agricultural Mortgage Corp.	285,239	0.0
3,616		Pacific Premier Bancorp, Inc.	77,274	0.0
6,577	L	Park National Corp.	591,930	0.1
28,732		Park Sterling Corp.	191,642	0.0
29,674		Parkway Properties, Inc.	464,695	0.1
30,487		Pebblebrook Hotel Trust	886,257	0.1
33,518		Pennsylvania Real Estate Investment Trust	732,368	0.1
9,048	@	PennyMac Financial Services, Inc.	106,404	0.0
31,262		Pennymac Mortgage Investment Trust	426,414	0.1
11,671		Peoples Bancorp., Inc.	228,051	0.0
5,095	L	Peoples Financial Services Corp.	189,534	0.0
24,023		PHH Corp.	301,248	0.0
37,451		Physicians Realty Trust	695,840	0.1
17,548		Pico Holdings, Inc.	179,516	0.0
18,090		Pinnacle Financial Partners, Inc.	887,495	0.1
8,728		Piper Jaffray Cos.	432,560	0.1
20,995		Potlatch Corp.	661,342	0.1
20,822		PRA Group, Inc.	611,959	0.1
8,667		Preferred Apartment Communities, Inc.	109,898	0.0
22,568		Primerica, Inc.	1,004,953	0.1
31,736		PrivateBancorp, Inc.	1,225,010	0.2
29,490		Prosperity Bancshares, Inc.	1,368,041	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
34,114		Provident Financial Services, Inc.	$688,762	0.1
8,989		PS Business Parks, Inc.	903,484	0.1
10,823		QTS Realty Trust, Inc.	512,794	0.1
77,509		Radian Group, Inc.	961,112	0.1
56,111		RAIT Financial Trust	176,189	0.0
28,600		Ramco-Gershenson Properties	515,658	0.1
4,765		RE/MAX Holdings, Inc.	163,439	0.0
41,196		Redwood Trust, Inc.	538,844	0.1
17,696		Renasant Corp.	582,375	0.1
20,642		Resource Capital Corp.	232,222	0.0
42,119		Retail Opportunity Investments	847,434	0.1
20,238		Rexford Industrial Realty, Inc.	367,522	0.1
18,984		RLI Corp.	1,269,270	0.2
54,969		RLJ Lodging Trust	1,257,691	0.2
610	@	RMR Group, Inc.	15,256	0.0
18,386		Rouse Properties, Inc.	337,935	0.1
19,399		Ryman Hospitality Properties	998,661	0.1
15,760		S&T Bancorp, Inc.	405,978	0.1
27,224		Sabra Healthcare REIT, Inc.	546,930	0.1
14,814		Safeguard Scientifics, Inc.	196,285	0.0
7,990		Safety Insurance Group, Inc.	455,909	0.1
16,610		Sandy Spring Bancorp, Inc.	462,256	0.1
597		Saul Centers, Inc.	31,653	0.0
20,516		Select Income REIT	472,894	0.1
26,508		Selective Insurance Group	970,458	0.1
6,196		ServisFirst Bancshares, Inc.	275,102	0.0
21,795		Silver Bay Realty Trust Corp.	323,656	0.0
11,510		Simmons First National Corp.	518,756	0.1
11,713		South State Corp.	752,326	0.1
15,590		Southside Bancshares, Inc.	406,431	0.1
13,764		Southwest Bancorp., Inc.	207,148	0.0
16,913		Sovran Self Storage, Inc.	1,994,888	0.3
23,683	L	St. Joe Co.	406,163	0.1
27,319		STAG Industrial, Inc.	556,215	0.1
7,443		State Auto Financial Corp.	164,193	0.0
22,930		State Bank Financial Corp.	453,097	0.1
52,515		Sterling Bancorp/DE	836,564	0.1
11,844		Stewart Information Services Corp.	429,700	0.1
29,275		Stifel Financial Corp.	866,540	0.1
10,540		Stock Yards Bancorp, Inc.	406,106	0.1
13,388		STORE Capital Corp.	346,481	0.1
44,838		Summit Hotel Properties, Inc.	536,711	0.1
20,018		Sun Communities, Inc.	1,433,489	0.2
93,142		Sunstone Hotel Investors, Inc.	1,303,988	0.2
13,400		Talmer Bancorp, Inc.	242,406	0.0
8,290	L	Tejon Ranch Co.	170,525	0.0
24,537		Terreno Realty Corp.	575,393	0.1
5,779		Territorial Bancorp, Inc.	150,601	0.0
18,857		Texas Capital Bancshares, Inc.	723,732	0.1
32,142		The Geo Group, Inc.	1,114,363	0.2
26,791	@,L	Third Point Reinsurance Ltd.	304,614	0.0
19,726		Tiptree Financial, Inc.	112,438	0.0
9,137		Tompkins Financial Corp.	584,768	0.1
17,056	L	TowneBank	327,305	0.0
10,390		Trico Bancshares	263,075	0.0
50,250		Trustco Bank Corp.	304,515	0.0
28,299		Trustmark Corp.	651,726	0.1
18,084		UMB Financial Corp.	933,677	0.1
13,350		UMH Properties, Inc.	132,432	0.0
87,552		Umpqua Holdings Corp.	1,388,575	0.2
22,101		Union Bankshares Corp.	544,348	0.1
27,989		United Bankshares, Inc.	1,027,196	0.1
22,872		United Community Banks, Inc./GA	422,446	0.1
29,250		United Community Financial Corp.	171,697	0.0
10,894	L	United Development Funding IV	34,861	0.0
34,216		United Financial Bancorp, Inc.	430,779	0.1
11,945		United Fire Group, Inc.	523,430	0.1
9,137		United Insurance Holdings Corp.	175,522	0.0
8,501		Universal Health Realty Income Trust	478,181	0.1
14,067		Universal Insurance Holdings, Inc.	250,393	0.0
14,960		Univest Corp. of Pennsylvania	291,870	0.0
33,950		Urban Edge Properties	877,268	0.1
14,040		Urstadt Biddle Properties, Inc.	294,138	0.0
87,025		Valley National Bancorp.	830,219	0.1
3,302		Virtus Investment Partners, Inc.	257,919	0.0
11,260		Walker & Dunlop, Inc.	273,280	0.0
18,018	L	Walter Investment Management Corp.	137,658	0.0
39,170		Washington Federal, Inc.	887,201	0.1
30,775		Washington Real Estate Investment Trust	898,938	0.1
10,416		Washington Trust Bancorp, Inc.	388,725	0.1
21,149		Waterstone Financial, Inc.	289,318	0.0
38,242		Webster Financial Corp.	1,372,888	0.2
20,494		WesBanco, Inc.	608,877	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,518	L	Westamerica Bancorp.	$658,462	0.1
36,865		Western Alliance Bancorp.	1,230,554	0.2
17,344		Western Asset Mortgage Capital Corp.	174,307	0.0
5,243		Westwood Holdings Group, Inc.	307,502	0.0
16,101		Whitestone REIT	202,390	0.0
45,617		Wilshire Bancorp., Inc.	469,855	0.1
18,624		Wintrust Financial Corp.	825,788	0.1
49,332	L	WisdomTree Investments, Inc.	563,865	0.1
3,219		World Acceptance Corp.	122,064	0.0
16,776		WSFS Financial Corp.	545,556	0.1
42,982		Xenia Hotels & Resorts, Inc.	671,379	0.1
26,660		Yadkin Financial Corporation	631,042	0.1
			183,905,899	25.8

		Health Care: 13.2%
3,501	L	AAC Holdings, Inc.	69,285	0.0
10,454		Abaxism, Inc.	474,507	0.1
17,981		Abiomed, Inc.	1,704,779	0.3
34,014		Acadia Pharmaceuticals, Inc.	951,031	0.1
9,178	L	Accelerate Diagnostics, Inc.	131,888	0.0
9,998		Acceleron Pharma, Inc.	263,847	0.0
38,111		Accuray, Inc.	220,282	0.0
49,089	L	Achillion Pharmaceuticals, Inc.	378,967	0.1
20,702		Acorda Therapeutics, Inc.	547,568	0.1
4,732		Adamas Pharmaceuticals, Inc.	68,425	0.0
2,532	L	Adeptus Health, Inc.	140,627	0.0
2,000	L	Aduro Biotech, Inc.	25,620	0.0
11,773	L	Advaxis, Inc.	106,310	0.0
12,629	L	Aegerion Pharmaceuticals, Inc.	46,727	0.0
7,798	L	Aerie Pharmaceuticals, Inc.	94,824	0.0
7,461	@,L	Affimed NV	27,904	0.0
37,210	L	Affymetrix, Inc.	521,312	0.1
34,474		Agenus, Inc.	143,412	0.0
18,078		Air Methods Corp.	654,785	0.1
12,691		Akebia Therapeutics, Inc.	114,346	0.0
12,251		Albany Molecular Research, Inc.	187,318	0.0
10,499		Alder Biopharmaceuticals, Inc.	257,120	0.0
3,834		Almost Family, Inc.	142,778	0.0
14,792	L	AMAG Pharmaceuticals, Inc.	346,133	0.1
13,210		Amedisys, Inc.	638,571	0.1
46,811	L	Amicus Therapeutics, Inc.	395,553	0.1
21,981		AMN Healthcare Services, Inc.	738,781	0.1
14,440		Amphastar Pharmaceuticals, Inc.	173,280	0.0
23,189		Amsurg Corp.	1,729,899	0.3
17,717		Anacor Pharmaceuticals, Inc.	946,974	0.1
5,804		Analogic Corp.	458,574	0.1
13,527		Angiodynamics, Inc.	166,247	0.0
3,556	L	ANI Pharmaceuticals, Inc.	119,695	0.0
7,232		Anika Therapeutics, Inc.	323,415	0.1
93,600	L	Antares Pharma, Inc.	81,441	0.0
19,647	L	Anthera Pharmaceuticals, Inc.	71,122	0.0
13,462	@	Aralez Pharmaceuticals, Inc.	47,790	0.0
15,920	L	Aratana Therapeutics, Inc.	87,878	0.0
6,203		Ardelyx, Inc.	48,197	0.0
112,702	L	Arena Pharmaceuticals, Inc.	222,023	0.0
74,396		Ariad Pharmaceuticals, Inc.	475,390	0.1
63,079		Array Biopharma, Inc.	186,083	0.0
22,656	L	Arrowhead Research Corp.	109,202	0.0
8,434	L	Assembly Biosciences, Inc.	42,339	0.0
7,035	L	Atara Biotherapeutics, Inc.	133,876	0.0
15,908		AtriCure, Inc.	267,732	0.0
685		Atrion Corp.	270,822	0.0
9,441		Avalanche Biotechnologies, Inc.	48,810	0.0
3,660	@,L	Axovant Sciences Ltd.	42,017	0.0
44,615	L	BioScrip, Inc.	95,476	0.0
34,148	L	BioCryst Pharmaceuticals, Inc.	96,639	0.0
22,707	L	BioDelivery Sciences International, Inc.	73,344	0.0
12,467		BioTelemetry, Inc.	145,614	0.0
13,741		Cambrex Corp.	604,604	0.1
15,610		Cantel Medical Corp.	1,113,930	0.2
18,602		Capital Senior Living Corp.	344,509	0.1
6,330		Cara Therapeutics, Inc.	39,373	0.0
15,613		Cardiovascular Systems, Inc.	161,907	0.0
16,739	L	Castlight Health, Inc.	55,741	0.0
33,168		Catalent, Inc.	884,591	0.1
42,497		Catalyst Pharmaceuticals, Inc.	49,721	0.0
43,036	L	Celldex Therapeutics, Inc.	162,676	0.0
5,721	L	Cellular Biomedicine Group, Inc.	106,697	0.0
13,947	L	Cempra, Inc.	244,351	0.0
31,280		Cepheid, Inc.	1,043,501	0.2
48,063	L	Cerus Corp.	285,014	0.1
7,149		Chemed Corp.	968,332	0.1
13,019		ChemoCentryx, Inc.	32,417	0.0
18,987		Chimerix, Inc.	97,024	0.0
12,980	@	Clinical Data, Inc.	–	–
12,006	L	Clovis Oncology, Inc.	230,515	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
9,128	L	Coherus Biosciences, Inc.	$193,787	0.0
5,678	L	Computer Programs & Systems, Inc.	295,937	0.1
7,989		Concert Pharmaceuticals, Inc.	109,130	0.0
12,518		Conmed Corp.	525,005	0.1
28,453	L	Corcept Therapeutics, Inc.	133,160	0.0
7,700		Corium International, Inc.	29,722	0.0
22,161	L	CorMedix, Inc.	58,727	0.0
5,629		Corvel Corp.	221,895	0.0
15,683		Cross Country Healthcare, Inc.	182,393	0.0
17,072		CryoLife, Inc.	183,524	0.0
101,260	L	CTI BioPharma Corp.	53,810	0.0
55,931		Curis, Inc.	90,049	0.0
11,521		Cynosure, Inc.	508,306	0.1
18,419	L	Cytokinetics Inc	129,854	0.0
35,261	L	CytRx Corp.	94,499	0.0
26,705	L	Depomed, Inc.	372,001	0.1
6,685		Dermira, Inc.	138,246	0.0
8,872		Dicerna Pharmaceuticals, Inc.	47,554	0.0
15,595		Diplomat Pharmacy, Inc.	427,303	0.1
67,432		Durect Corp.	91,033	0.0
64,411	@	Dyax, Corp. - CVR	71,496	0.0
15,026	L	Dynavax Technologies Corp.	289,100	0.1
3,568	L	Eagle Pharmaceuticals, Inc./DE	144,504	0.0
15,162		Emergent Biosolutions, Inc.	551,139	0.1
7,373		Enanta Pharmaceuticals, Inc.	216,545	0.0
23,200	L	Endocyte, Inc.	71,920	0.0
31,729	L	Endologix, Inc.	265,254	0.0
21,922		Ensign Group, Inc.	496,314	0.1
13,531	L	Epizyme, Inc.	163,996	0.0
6,342	L	Esperion Therapeutics, Inc.	107,243	0.0
41,805	L	Exact Sciences Corp.	281,766	0.1
7,368		Exactech, Inc.	149,276	0.0
17,802		ExamWorks Group, Inc.	526,227	0.1
97,358	L	Exelixis, Inc.	389,432	0.1
20,691		FibroGen, Inc.	440,511	0.1
9,662		FivePrime Therapeutics, Inc.	392,567	0.1
7,408		Flexion Therapeutics, Inc.	68,154	0.0
15,882	L	Fluidigm Corp.	128,168	0.0
11,000	L	Foamix Pharmaceuticals Ltd.	71,720	0.0
4,667	L	Foundation Medicine, Inc.	84,846	0.0
72,730	L	Galena Biopharma, Inc.	98,913	0.0
22,809	L	GenMark Diagnostics, Inc.	120,203	0.0
10,254		Genocea Biosciences, Inc.	79,366	0.0
7,278		Genomic Health, Inc.	180,276	0.0
70,915	L	Geron Corp.	207,072	0.0
25,706		Globus Medical Inc	610,517	0.1
11,724		Greatbatch, Inc.	417,843	0.1
22,321		Haemonetics Corp.	780,789	0.1
47,571		Halozyme Therapeutics, Inc.	450,497	0.1
17,831	@	Halyard Health, Inc.	512,285	0.1
15,223		HealthEquity, Inc.	375,551	0.1
38,828		Healthsouth Corp.	1,461,098	0.2
11,193		HealthStream, Inc.	247,253	0.0
18,240		Healthways, Inc.	184,042	0.0
7,296		HeartWare International, Inc.	229,240	0.0
13,211	L	Heron Therapeutics, Inc.	250,877	0.0
2,727		Heska Corp.	77,719	0.0
40,388		HMS Holdings Corp.	579,568	0.1
5,705		ICU Medical, Inc.	593,890	0.1
38,826	L	Idera Pharmaceuticals, Inc.	76,875	0.0
9,907	L	Ignyta, Inc.	67,070	0.0
5,834		Immune Design Corp.	75,842	0.0
40,961	L	Immunogen, Inc.	348,988	0.1
61,662	L	Immunomedics, Inc.	154,155	0.0
31,448		Impax Laboratories, Inc.	1,006,965	0.2
5,233		INC Research Holdings, Inc.	215,652	0.0
24,497	L	Infinity Pharmaceuticals, Inc.	129,099	0.0
38,128	L	Innoviva, Inc.	480,031	0.1
6,693		Inogen, Inc.	301,051	0.1
27,603	L	Inovio Pharmaceuticals, Inc.	240,422	0.0
25,110		Insulet Corp.	832,648	0.1
9,732	L	Insys Therapeutics, Inc.	155,615	0.0
11,205		Integra LifeSciences Holdings Corp.	754,769	0.1
7,029		Intersect ENT, Inc.	133,551	0.0
9,749		Intra-Cellular Therapies, Inc.	271,022	0.0
15,623		Invacare Corp.	205,755	0.0
14,550	L	InVivo Therapeutics Holdings Corp.	101,559	0.0
56,535		Ironwood Pharmaceuticals, Inc.	618,493	0.1
7,234		K2M Group Holdings, Inc.	107,280	0.0
10,564	L	Karyopharm Therapeutics, Inc.	94,231	0.0
41,799	L	Keryx Biopharmaceuticals, Inc.	195,201	0.0
35,799		Kindred Healthcare, Inc.	442,118	0.1
12,647	L	Kite Pharma, Inc.	580,624	0.1
6,082	L	La Jolla Pharmaceutical Co.	127,175	0.0
5,567		Landauer, Inc.	184,101	0.0
11,177	L	Lannett Co., Inc.	200,404	0.0
9,697		LDR Holding Corp.	247,176	0.0
19,885	L	Lexicon Pharmaceuticals, Inc.	237,626	0.0
5,823		LHC Group, Inc.	207,066	0.0
7,951	L	Ligand Pharmaceuticals, Inc.	851,473	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
23,984	L	Lion Biotechnologies, Inc.	$121,839	0.0
19,017	@	LivaNova PLC	1,026,538	0.2
20,575		Luminex Corp.	399,155	0.1
12,797		MacroGenics, Inc.	239,944	0.0
12,347		Magellan Health Services, Inc.	838,732	0.1
108,006	L	MannKind Corp.	173,890	0.0
19,666		Masimo Corp.	822,825	0.1
8,612		Medgenics, Inc.	37,893	0.0
28,063	L	Medicines Co.	891,561	0.1
24,335		Medidata Solutions, Inc.	942,008	0.1
21,377		Meridian Bioscience, Inc.	440,580	0.1
17,038		Merit Medical Systems, Inc.	315,033	0.1
50,986	@,L	Merrimack Pharmaceuticals, Inc.	426,753	0.1
50,152	L	MiMedx Group Inc.	438,328	0.1
5,184	L	Mirati Therapeutics, Inc.	110,938	0.0
16,170		Molina Healthcare, Inc.	1,042,803	0.2
26,950		Momenta Pharmaceuticals, Inc.	249,018	0.0
29,890		Myriad Genetics, Inc.	1,118,783	0.2
5,070		National Healthcare Corp.	315,861	0.1
15,508		Natus Medical, Inc.	595,972	0.1
83,382		Navidea Biopharmaceuticals, Inc.	78,754	0.0
58,848	L	Nektar Therapeutics	809,160	0.1
17,282		Neogen Corp.	870,149	0.1
25,412		NeoGenomics, Inc.	171,277	0.0
36,805		Neurocrine Biosciences, Inc.	1,455,638	0.2
6,493	L	Nevro Corp.	365,296	0.1
9,355	L	NewLink Genetics Corp.	170,261	0.0
20,180	L	Northwest Biotherapeutics, Inc.	29,463	0.0
116,631	L	Novavax, Inc.	601,816	0.1
20,850		NuVasive, Inc.	1,014,352	0.2
3,908	@	Nuvectra Corp.	21,142	0.0
30,044		NxStage Medical, Inc.	450,360	0.1
6,877	L	Ocular Therapeutix, Inc.	66,432	0.0
15,996	L	Omeros Corp.	245,379	0.0
17,420		Omnicell, Inc.	485,495	0.1
8,652	L	OncoMed Pharmaceuticals, Inc.	87,472	0.0
45,026		Oncothyreon, Inc.	57,183	0.0
10,012		Ophthotech Corp.	423,207	0.1
35,261		OraSure Technologies, Inc.	254,937	0.0
41,930	L	Orexigen Therapeutics, Inc.	23,594	0.0
43,807	L	Organovo Holdings, Inc.	95,061	0.0
8,878	@	Orthofix International NV	368,615	0.1
9,459	L	Osiris Therapeutics, Inc.	54,011	0.0
6,931		Otonomy, Inc.	103,410	0.0
11,506	@,L	OvaScience, Inc.	109,192	0.0
24,579		Owens & Minor, Inc.	993,483	0.2
9,000	L	Oxford Immunotec Global PLC	89,190	0.0
38,043		Pacific Biosciences of California, Inc.	323,365	0.1
16,240		Pacira Pharmaceuticals, Inc./DE	860,395	0.1
6,658	L	Paratek Pharmaceuticals, Inc.	101,002	0.0
23,447		Parexel International Corp.	1,470,830	0.2
71,377		PDL BioPharma, Inc.	237,685	0.0
134,571		Peregrine Pharmaceuticals, Inc.	56,587	0.0
23,943		Pernix Therapeutics Holdings, Inc.	25,140	0.0
9,254		Pfenex, Inc.	90,967	0.0
15,364		PharMerica Corp.	339,698	0.1
7,291	L	Phibro Animal Health Corp.	197,149	0.0
19,630		Portola Pharmaceuticals, Inc.	400,452	0.1
9,166		PRA Health Sciences, Inc.	391,938	0.1
31,737	L	Progenics Pharmaceuticals, Inc.	138,373	0.0
13,578	@,L	Prothena Corp. PLC	558,870	0.1
6,813		Providence Service Corp.	347,940	0.1
14,593	L	PTC Therapeutics, Inc.	93,979	0.0
20,850		Quality Systems, Inc.	317,754	0.1
13,264		Quidel Corp.	228,937	0.0
13,869	L	Radius Health, Inc.	436,041	0.1
18,180		RadNet, Inc.	87,809	0.0
34,367		Raptor Pharmaceutical Corp.	158,088	0.0
13,377	L	Regulus Therapeutics, Inc.	92,703	0.0
13,445	L	Relypsa, Inc.	182,180	0.0
14,286		Repligen Corp.	383,150	0.1
14,866		Retrophin, Inc.	203,070	0.0
5,920		Revance Therapeutics, Inc.	103,363	0.0
41,161		Rigel Pharmaceuticals, Inc.	85,615	0.0
24,337	L	Rockwell Medical Technologies, Inc.	182,771	0.0
35,891		RTI Biologics, Inc.	143,564	0.0
5,616		Sage Therapeutics, Inc.	180,049	0.0
10,505		Sagent Pharmaceuticals, Inc.	127,846	0.0
30,539		Sangamo Biosciences, Inc.	184,761	0.0
18,231	L	Sarepta Therapeutics, Inc.	355,869	0.1
27,703		Sciclone Pharmaceuticals, Inc.	304,733	0.1
4,276	@	SeaSpine Holdings Corp.	62,601	0.0
40,668		Select Medical Holdings Corp.	480,289	0.1
73,356	L	Sequenom, Inc.	103,432	0.0
14,911	L	Sorrento Therapeutics, Inc.	80,221	0.0
3,010		Spark Therapeutics Inc.	88,825	0.0
19,487	L	Spectranetics Corp.	282,951	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
32,791		Spectrum Pharmaceuticals, Inc.	$208,551	0.0
18,835	L	Staar Surgical Co.	139,191	0.0
8,376		Stemline Therapeutics Inc.	39,032	0.0
36,536		STERIS PLC	2,595,883	0.4
10,934		Sucampo Pharmaceuticals, Inc.	119,509	0.0
15,949		Supernus Pharmaceuticals, Inc.	243,222	0.0
7,022	@	Surgical Care Affiliates, Inc.	324,978	0.1
8,943		SurModics, Inc.	164,641	0.0
45,718		Synergy Pharmaceuticals, Inc.	126,182	0.0
31,104		Team Health Holdings, Inc.	1,300,458	0.2
16,612	L	Teligent, Inc.	81,399	0.0
9,599	L	Tesaro, Inc.	422,644	0.1
17,479	L	Tetraphase Pharmaceuticals, Inc.	80,928	0.0
14,870	L	TG Therapeutics, Inc.	126,692	0.0
57,548		TherapeuticsMD, Inc.	368,307	0.1
12,422	L	Theravance Biopharma, Inc.	233,534	0.0
42,200		Threshold Pharmaceuticals, Inc.	19,412	0.0
14,492	L	Trevena, Inc.	119,849	0.0
12,570		Triple-S Management Corp.	312,490	0.1
42,590	@	Trius Therapeutics, Inc. - CVR	–	–
13,104	L	Trovagene, Inc.	60,934	0.0
16,514		Ultragenyx Pharmaceutical, Inc.	1,045,501	0.2
38,135	L	Unilife Corp.	25,932	0.0
25,820		Universal American Corp./NY	184,355	0.0
3,240		US Physical Therapy, Inc.	161,125	0.0
18,817	L	Vanda Pharmaceuticals, Inc.	157,310	0.0
9,821		Vascular Solutions, Inc.	319,477	0.1
9,039		Veracyte, Inc.	48,811	0.0
15,744	@	Verastem, Inc.	24,875	0.0
11,866		Versartis, Inc.	95,165	0.0
6,474	L	Vitae Pharmaceuticals, Inc.	42,923	0.0
7,991	L	Vital Therapies, Inc.	72,478	0.0
41,027		Vivus, Inc.	57,438	0.0
14,164	@	Vocera Communications, Inc.	180,591	0.0
18,923		WellCare Health Plans, Inc.	1,755,108	0.3
30,140		West Pharmaceutical Services, Inc.	2,089,305	0.3
36,673	@	Wright Medical Group NV	608,772	0.1
13,945		Xencor, Inc.	187,142	0.0
30,042		Xenoport, Inc.	135,489	0.0
53,900	L	XOMA Corp.	41,665	0.0
7,573		Zafgen, Inc.	50,588	0.0
14,249		Zeltiq Aesthetics, Inc.	387,003	0.1
49,869	L	ZIOPHARM Oncology, Inc.	370,028	0.1
12,461	L	Zogenix, Inc.	115,140	0.0
			93,956,463	13.2

		Industrials: 13.2%
18,622		AAON, Inc.	521,416	0.1
17,701		AAR Corp.	411,902	0.1
22,399		ABM Industries, Inc.	723,712	0.1
23,813		Acacia Research - Acacia Technologies	90,251	0.0
54,856		ACCO Brands Corp.	492,607	0.1
12,357		Aceto Corp.	291,131	0.0
27,499		Actuant Corp.	679,500	0.1
13,106	L	Advanced Drainage Systems, Inc.	279,158	0.0
17,794		Advisory Board Co.	573,856	0.1
21,430		Aegion Corp.	451,959	0.1
31,734		Aerojet Rocketdyne Holdings, Inc.	519,803	0.1
9,760		Aerovironment, Inc.	276,403	0.0
32,822		Air Transport Services Group, Inc.	504,802	0.1
27,964		Aircastle Ltd.	621,919	0.1
5,200		Alamo Group, Inc.	289,692	0.0
13,398		Albany International Corp.	503,631	0.1
5,701		Allegiant Travel Co.	1,015,120	0.1
14,411		Altra Industrial Motion Corp.	400,338	0.1
2,960		American Railcar Industries, Inc.	120,561	0.0
4,524		American Science & Engineering, Inc.	125,270	0.0
6,428		American Woodmark Corp.	479,465	0.1
12,792		Apogee Enterprises, Inc.	561,441	0.1
17,542		Applied Industrial Technologies, Inc.	761,323	0.1
12,727		ArcBest Corp.	274,776	0.0
7,371		Argan, Inc.	259,164	0.0
9,121		Astec Industries, Inc.	425,677	0.1
8,955		Astronics Corp.	341,633	0.1
11,464		Atlas Air Worldwide Holdings, Inc.	484,583	0.1
11,895		AZZ, Inc.	673,257	0.1
21,828		Barnes Group, Inc.	764,635	0.1
4,172		Barrett Business Services, Inc.	119,945	0.0
21,471		Beacon Roofing Supply, Inc.	880,526	0.1
18,987		Belden CDT, Inc.	1,165,422	0.2
32,450	L	Blount International, Inc.	323,851	0.1
11,441		BMC Stock Holdings, Inc.	190,149	0.0
21,546		Brady Corp.	578,295	0.1
19,509		Briggs & Stratton Corp.	466,655	0.1
21,758		Brink's Co.	730,851	0.1
22,467		Builders FirstSource, Inc.	253,203	0.0
11,800		CAI International, Inc.	113,988	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,407		CBIZ, Inc.	$266,447	0.0
13,820		CEB, Inc.	894,569	0.1
13,670		Celadon Group, Inc.	143,262	0.0
14,283		Chart Industries, Inc.	310,227	0.0
8,312		CIRCOR International, Inc.	385,594	0.1
59,121	@	Civeo Corp.	72,719	0.0
19,045		Clarcor, Inc.	1,100,611	0.2
12,085		Columbus McKinnon Corp.	190,460	0.0
18,360		Comfort Systems USA, Inc.	583,297	0.1
12,853		Continental Building Products, Inc.	238,552	0.0
6,474		Covenant Transportation Group, Inc.	156,606	0.0
8,223		Cubic Corp.	328,591	0.1
19,794		Curtiss-Wright Corp.	1,497,812	0.2
19,779		Deluxe Corp.	1,235,990	0.2
33,249		DigitalGlobe, Inc.	575,208	0.1
13,513		Douglas Dynamics, Inc.	309,583	0.0
5,069		DXP Enterprises, Inc.	89,012	0.0
14,501		Dycom Industries, Inc.	937,780	0.1
12,508		Echo Global Logistics, Inc.	339,717	0.1
25,699		EMCOR Group, Inc.	1,248,971	0.2
10,592		Encore Wire Corp.	412,347	0.1
13,628	L	Enernoc, Inc.	101,937	0.0
19,136		EnerSys	1,066,258	0.2
8,320		Engility Holdings, Inc.	156,083	0.0
14,152		Ennis, Inc.	276,672	0.0
13,314	L	Enphase Energy, Inc.	31,022	0.0
10,689		EnPro Industries, Inc.	616,542	0.1
13,205		ESCO Technologies, Inc.	514,731	0.1
17,502		Essendant, Inc.	558,839	0.1
11,989		Esterline Technologies Corp.	768,135	0.1
13,127		Exponent, Inc.	669,608	0.1
29,294		Federal Signal Corp.	388,438	0.1
14,612		Forward Air Corp.	662,216	0.1
22,081		Franklin Electric Co., Inc.	710,346	0.1
17,715		FTI Consulting, Inc.	629,060	0.1
11,594	L	FuelCell Energy, Inc.	78,491	0.0
8,853		G&K Services, Inc.	648,482	0.1
30,020	L	Generac Holdings, Inc.	1,117,945	0.2
20,250		General Cable Corp.	247,252	0.0
16,839		Gibraltar Industries, Inc.	481,595	0.1
2,344		Global Brass & Copper Holdings, Inc.	58,483	0.0
28,416	@	Golden Ocean Group Ltd.	19,749	0.0
9,134		Gorman-Rupp Co.	236,845	0.0
5,189		Graham Corp.	103,313	0.0
16,570		Granite Construction, Inc.	792,046	0.1
41,440		Great Lakes Dredge & Dock Corp.	184,822	0.0
11,363	L	Greenbrier Cos., Inc.	314,073	0.0
17,245		Griffon Corp.	266,435	0.0
16,013		H&E Equipment Services, Inc.	280,708	0.0
31,405		Harsco Corp.	171,157	0.0
20,737		Hawaiian Holdings, Inc.	978,579	0.1
8,082	L	HC2 Holdings, Inc.	30,873	0.0
30,277		Healthcare Services Group, Inc.	1,114,496	0.2
24,406		Heartland Express, Inc.	452,731	0.1
9,027		Heico Corp.	542,794	0.1
15,423		HEICO Corp.	734,135	0.1
11,963		Heidrick & Struggles International, Inc.	283,523	0.0
24,017		Herman Miller, Inc.	741,885	0.1
25,894		Hillenbrand, Inc.	775,525	0.1
19,418		HNI, Corp.	760,603	0.1
16,662		HUB Group, Inc.	679,643	0.1
10,086		Huron Consulting Group, Inc.	586,904	0.1
3,956		Hyster-Yale Materials Handling, Inc.	263,470	0.0
3,750	@	Hyster-Yale Materials Handling, Inc. - B shares	249,750	0.0
11,481		ICF International, Inc.	394,602	0.1
24,258		Innerworkings, Inc.	192,851	0.0
9,235		Insperity, Inc.	477,727	0.1
12,608		Insteel Industries, Inc.	385,427	0.1
28,821		Interface, Inc.	534,341	0.1
14,144		John Bean Technologies Corp.	797,863	0.1
6,844		Kadant, Inc.	309,075	0.0
13,130		Kaman Corp.	560,520	0.1
10,996		Kelly Services, Inc.	210,244	0.0
14,742	L	Keyw Holding Corp.	97,887	0.0
13,405		Kforce, Inc.	262,470	0.0
16,667		Kimball International, Inc.	189,170	0.0
19,685	@	KLX, Inc.	632,676	0.1
27,085		Knight Transportation, Inc.	708,273	0.1
23,389		Knoll, Inc.	506,372	0.1
21,640		Korn/Ferry International	612,196	0.1
25,749	L	Kratos Defense & Security Solutions, Inc.	127,458	0.0
5,401		LB Foster Co.	98,082	0.0
6,009	L	Lindsay Manufacturing Co.	430,304	0.1
5,315		Lydall, Inc.	172,844	0.0
10,645		Marten Transport Ltd.	199,274	0.0
11,972		Masonite International Corp.	784,166	0.1
27,868		Mastec, Inc.	564,048	0.1
19,149		Matson, Inc.	769,215	0.1
14,316		Matthews International Corp.	736,845	0.1
13,467		McGrath Rentcorp	337,752	0.1
44,119		Meritor, Inc.	355,599	0.1
6,665		Miller Industries, Inc.	135,166	0.0
20,901		Mobile Mini, Inc.	690,151	0.1
16,863		Moog, Inc.	770,302	0.1
42,834		MRC Global, Inc.	562,839	0.1
13,227		MSA Safety, Inc.	639,525	0.1
22,692		Mueller Industries, Inc.	667,599	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
73,284		Mueller Water Products, Inc.	$724,046	0.1
6,343		Multi-Color Corp.	338,399	0.1
13,078		MYR Group, Inc./Delaware	328,389	0.1
2,786		National Presto Industries, Inc.	233,300	0.0
27,020		Navigant Consulting, Inc.	427,186	0.1
42,187		Navios Maritime Holdings, Inc.	47,671	0.0
20,510	L	Navistar International Corp.	256,785	0.0
9,339		NCI Building Systems, Inc.	132,614	0.0
7,830		NN, Inc.	107,114	0.0
5,120		Nortek, Inc.	247,245	0.0
4,805		Northwest Pipe Co.	44,302	0.0
22,446		On Assignment, Inc.	828,706	0.1
14,724		Orion Marine Group, Inc.	76,270	0.0
4,259		Park-Ohio Holdings Corp.	182,370	0.0
4,855		Patrick Industries, Inc.	220,368	0.0
23,691		PGT, Inc.	233,119	0.0
73,600	L	Plug Power, Inc.	150,880	0.0
5,440		Powell Industries, Inc.	162,166	0.0
12,964		PowerSecure International, Inc.	242,297	0.0
18,117		Primoris Services Corp.	440,243	0.1
9,900	L	Proto Labs, Inc.	763,191	0.1
10,636		Quad/Graphics, Inc.	137,630	0.0
18,281		Quanex Building Products Corp.	317,358	0.1
23,778		Radiant Logistics, Inc.	84,887	0.0
17,535		Raven Industries, Inc.	280,911	0.0
10,827		RBC Bearings, Inc.	793,186	0.1
23,476		Resources Connection, Inc.	365,287	0.1
38,636	@	Rexnord Corp.	781,220	0.1
15,000		Roadrunner Transportation Systems, Inc.	186,900	0.0
20,600		RPX Corp.	231,956	0.0
17,130		Rush Enterprises, Inc. - Class A	312,451	0.0
10,528		Saia, Inc.	296,363	0.0
6,661	L	Scorpio Bulkers, Inc.	21,848	0.0
17,333		Simpson Manufacturing Co., Inc.	661,601	0.1
22,664		Skywest, Inc.	453,053	0.1
11,040		SP Plus Corp.	265,622	0.0
6,198		Standex International Corp.	482,266	0.1
32,297		Steelcase, Inc.	481,871	0.1
10,132		Sun Hydraulics Corp.	336,281	0.1
35,519		Swift Transportation Co.	661,719	0.1
15,174		TAL International Group, Inc.	234,287	0.0
23,737	L	Taser International, Inc.	465,957	0.1
16,250		Team, Inc.	493,675	0.1
14,230		Teledyne Technologies, Inc.	1,254,232	0.2
8,657		Tennant Co.	445,662	0.1
25,923		Tetra Tech, Inc.	773,024	0.1
9,409	L	Textainer Group Holdings Ltd.	139,630	0.0
17,256		Thermon Group Holdings, Inc.	303,015	0.0
21,964		Titan International, Inc.	118,166	0.0
10,091		Titan Machinery, Inc.	116,652	0.0
14,204		Trex Co., Inc.	680,798	0.1
19,721		Trimas Corp.	345,512	0.1
17,486		TriNet Group, Inc.	250,924	0.0
19,342		TrueBlue, Inc.	505,793	0.1
16,140		Tutor Perini Corp.	250,816	0.0
5,824		Unifirst Corp.	635,515	0.1
12,000		Univar, Inc.	206,160	0.0
8,402		Universal Forest Products, Inc.	721,060	0.1
10,848		US Ecology, Inc.	479,048	0.1
4,667	@	Vectrus, Inc.	106,174	0.0
4,212	@	Veritiv Corp.	156,939	0.0
13,677		Viad Corp.	398,821	0.1
9,600	L	Virgin America, Inc.	370,176	0.1
2,425		VSE Corp.	164,633	0.0
33,158		Wabash National Corp.	437,686	0.1
15,843		WageWorks, Inc.	801,814	0.1
11,429		Watts Water Technologies, Inc.	630,081	0.1
17,372		Werner Enterprises, Inc.	471,824	0.1
20,633	L	Wesco Aircraft Holdings, Inc.	296,909	0.0
18,371		West Corp.	419,226	0.1
27,367		Woodward, Inc.	1,423,631	0.2
30,515	L	XPO Logistics, Inc.	936,811	0.1
14,568		YRC Worldwide, Inc.	135,774	0.0
			93,827,778	13.2

		Information Technology: 17.4%
18,832		A10 Networks, Inc.	111,485	0.0
50,525		ACI Worldwide, Inc.	1,050,415	0.2
34,676		Acxiom Corp.	743,453	0.1
26,711		Adtran, Inc.	540,096	0.1
18,567		Advanced Energy Industries, Inc.	645,946	0.1
265,780	L	Advanced Micro Devices, Inc.	757,473	0.1
14,337	L	Aerohive Networks, Inc.	71,542	0.0
10,559		Agilysys, Inc.	107,807	0.0
13,498	L	Ambarella Inc	603,361	0.1
17,861		American Software, Inc.	160,749	0.0
31,120		Amkor Technology, Inc.	183,297	0.0
19,423		Angie's List, Inc.	156,744	0.0
11,426		Anixter International, Inc.	595,409	0.1
37,036		Applied Micro Circuits Corp.	239,253	0.0
9,348	L	Applied Optoelectronics, Inc.	139,379	0.0
36,133		Aspen Technology, Inc.	1,305,485	0.2
15,775	@	AVG Technologies	327,331	0.1
16,483		Avid Technology, Inc.	111,425	0.0
5,446		AVX Corp.	68,456	0.0
7,838		Badger Meter, Inc.	521,305	0.1
29,611		Bankrate, Inc.	271,533	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
33,605	@,L	Bazaarvoice, Inc.	$105,856	0.0
21,411		Benchmark Electronics, Inc.	493,524	0.1
3,778	@,L	Benefitfocus, Inc.	125,996	0.0
10,080		Black Box Corp.	135,778	0.0
20,716		Blackbaud, Inc.	1,302,829	0.2
23,303		Blackhawk Network Holdings, Inc.	799,293	0.1
19,329		Blucora, Inc.	99,738	0.0
17,861		Bottomline Technologies de, Inc.	544,582	0.1
18,467		Brightcove, Inc.	115,234	0.0
13,368		BroadSoft, Inc.	539,399	0.1
31,276		Brooks Automation, Inc.	325,270	0.1
12,377		Cabot Microelectronics Corp.	506,343	0.1
9,694		CACI International, Inc.	1,034,350	0.2
17,355		CalAmp Corp.	311,175	0.1
26,837		Calix, Inc.	190,274	0.0
25,602		Callidus Software, Inc.	427,041	0.1
19,742		Cardtronics, Inc.	710,515	0.1
7,023		Cass Information Systems, Inc.	367,654	0.1
23,054		Cavium, Inc.	1,409,983	0.2
12,961		Ceva, Inc.	291,622	0.0
9,253		ChannelAdvisor Corp.	104,096	0.0
22,938		Checkpoint Systems, Inc.	232,133	0.0
36,255	L	Chegg, Inc.	161,697	0.0
57,255		Ciber, Inc.	120,808	0.0
51,075		Ciena Corp.	971,446	0.1
14,173	@,L	Cimpress NV	1,285,349	0.2
26,992		Cirrus Logic, Inc.	982,779	0.1
10,866		Coherent, Inc.	998,585	0.1
15,820		Cohu, Inc.	187,942	0.0
19,354		Commvault Systems, Inc.	835,512	0.1
22,038		comScore, Inc.	662,021	0.1
7,024		Comtech Telecommunications	164,151	0.0
41,344		Convergys Corp.	1,148,123	0.2
23,943		Cornerstone OnDemand, Inc.	784,612	0.1
18,521		Cray, Inc.	776,215	0.1
14,952		CSG Systems International	675,232	0.1
18,501		CTS Corp.	291,206	0.0
9,718		Cvent, Inc.	207,965	0.0
20,462		Daktronics, Inc.	161,650	0.0
14,530	L	Demandware, Inc.	568,123	0.1
24,067		Diebold, Inc.	695,777	0.1
3,767	L	Digimarc Corp.	114,140	0.0
32,568	L	Digital Turbine, Inc.	38,756	0.0
16,484		Diodes, Inc.	331,328	0.1
14,999		DSP Group, Inc.	136,791	0.0
9,798		DTS, Inc.	213,400	0.0
51,413		EarthLink Holdings Corp.	291,512	0.0
12,376		Ebix, Inc.	504,817	0.1
11,030		Electro Rent Corp.	102,138	0.0
20,105		Electronics for Imaging, Inc.	852,251	0.1
12,816		Ellie Mae, Inc.	1,161,642	0.2
25,983	L	Endurance International Group Holdings, Inc.	273,601	0.0
63,351		Entegris, Inc.	862,841	0.1
20,832	@	EPAM Systems, Inc.	1,555,525	0.2
18,265		EPIQ Systems, Inc.	274,340	0.0
2,939		ePlus, Inc.	236,619	0.0
22,354		Euronet Worldwide, Inc.	1,656,655	0.2
37,194		Everi Holdings, Inc.	85,174	0.0
26,669		EVERTEC, Inc.	372,833	0.1
19,590		Exar Corp.	112,642	0.0
15,661		ExlService Holdings, Inc.	811,240	0.1
48,110		Extreme Networks, Inc.	149,622	0.0
17,311	@	Fabrinet	560,011	0.1
13,304		Fair Isaac Corp.	1,411,421	0.2
46,654		Fairchild Semiconductor International, Inc.	933,080	0.1
8,467		Faro Technologies, Inc.	272,722	0.0
17,437		FEI Co.	1,552,067	0.2
45,616		Finisar Corp.	832,036	0.1
16,915	@	FleetMatics Group PLC	688,610	0.1
28,489		Formfactor, Inc.	207,115	0.0
7,518		Forrester Research, Inc.	252,680	0.0
12,501		Gigamon, Inc.	387,781	0.1
20,388	L	Global Eagle Entertainment, Inc.	173,706	0.0
7,696	@,L	Globant SA	237,499	0.0
47,783	L	Glu Mobile, Inc.	134,748	0.0
25,314	L	Gogo, Inc.	278,707	0.0
32,662	L	GrubHub, Inc.	820,796	0.1
24,636	@	GSI Group, Inc.	348,846	0.1
11,596		GTT Communications, Inc.	191,798	0.0
29,564	@	Guidewire Software, Inc.	1,610,647	0.2
49,490		Harmonic, Inc.	161,832	0.0
15,825		Heartland Payment Systems, Inc.	1,528,220	0.2
7,969		HubSpot, Inc.	347,608	0.1
25,606		II-VI, Inc.	555,906	0.1
17,717		Immersion Corp.	146,342	0.0
11,354		Imperva, Inc.	573,377	0.1
30,613	L	inContact, Inc.	272,150	0.0
57,530		Infinera Corp.	923,932	0.1
25,394		Infoblox, Inc.	434,237	0.1
17,583		Inphi Corp.	586,217	0.1
18,921		Insight Enterprises, Inc.	541,897	0.1
61,581		Integrated Device Technology, Inc.	1,258,716	0.2
7,784		Interactive Intelligence Group	283,493	0.0
15,676		InterDigital, Inc.	872,369	0.1
35,667		Internap Network Services Corp.	97,371	0.0
49,915		Intersil Corp.	667,364	0.1
20,961		IntraLinks Holdings, Inc.	165,173	0.0
30,648	@,L	InvenSense, Inc.	257,443	0.0
15,924		Itron, Inc.	664,349	0.1
27,015		Ixia	336,607	0.1
10,843		IXYS Corp.	121,658	0.0
20,274		j2 Global, Inc.	1,248,473	0.2
30,833	@,L	Jive Software, Inc.	116,549	0.0
12,744	@	Kimball Electronics, Inc.	142,350	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
36,782	@,L	Knowles Corp.	$484,787	0.1
34,554		Kopin Corp.	57,360	0.0
52,589		Lattice Semiconductor Corp.	298,706	0.1
37,445		Lionbridge Technologies	189,472	0.0
11,166		Liquidity Services, Inc.	57,840	0.0
9,313		Littelfuse, Inc.	1,146,523	0.2
31,696		LivePerson, Inc.	185,422	0.0
10,865		LogMeIn, Inc.	548,248	0.1
5,282		Loral Space & Communications, Inc.	185,557	0.0
7,792	@	Luxoft Holding, Inc.	428,794	0.1
8,991		M/A-COM Technology Solutions Holdings, Inc.	393,716	0.1
31,679		Manhattan Associates, Inc.	1,801,585	0.3
10,700		Mantech International Corp.	342,293	0.1
20,566		Marchex, Inc.	91,519	0.0
22,658	@	Marin Software, Inc.	68,427	0.0
14,056		Marketo, Inc.	275,076	0.0
36,683		Mattson Technology, Inc.	133,893	0.0
28,398		MAXIMUS, Inc.	1,494,871	0.2
21,878		MaxLinear, Inc.	404,743	0.1
40,382		Mentor Graphics Corp.	820,966	0.1
21,849		Mercury Computer Systems, Inc.	443,535	0.1
16,412		Methode Electronics, Inc.	479,887	0.1
45,228		Microsemi Corp.	1,732,685	0.3
3,868		MicroStrategy, Inc.	695,157	0.1
22,432		MKS Instruments, Inc.	844,565	0.1
19,907	L	MobileIron, Inc.	89,980	0.0
13,048		Model N, Inc.	140,527	0.0
12,316		MoneyGram International, Inc.	75,374	0.0
15,767		Monolithic Power Systems, Inc.	1,003,412	0.1
20,019		Monotype Imaging Holdings, Inc.	478,854	0.1
43,061		Monster Worldwide, Inc.	140,379	0.0
7,644		MTS Systems Corp.	465,137	0.1
13,720		NeoPhotonics Corp.	192,629	0.0
14,834		Netgear, Inc.	598,849	0.1
38,487		Netscout Systems, Inc.	884,046	0.1
24,149	L	NeuStar, Inc.	594,065	0.1
19,213		Newport Corp.	441,899	0.1
30,700		NIC, Inc.	553,521	0.1
21,799	L	Nimble Storage, Inc.	170,904	0.0
3,107		NVE Corp.	175,639	0.0
45,463	L	Oclaro, Inc.	245,500	0.0
12,884	L	OPOWER, Inc.	87,740	0.0
8,263		OSI Systems, Inc.	541,144	0.1
11,510		Park Electrochemical Corp.	184,275	0.0
13,350		Paycom Software, Inc.	475,260	0.1
6,500		Paylocity Holding Corp.	212,810	0.0
18,763		PDF Solutions, Inc.	251,049	0.0
17,000		Pegasystems, Inc.	431,460	0.1
19,816		Perficient, Inc.	430,404	0.1
41,499		Photronics, Inc.	432,005	0.1
14,466		Plantronics, Inc.	566,923	0.1
14,667		Plexus Corp.	579,640	0.1
54,980		Polycom, Inc.	613,027	0.1
12,494		Power Integrations, Inc.	620,452	0.1
22,189		Progress Software Corp.	535,199	0.1
17,381	L	Proofpoint, Inc.	934,750	0.1
11,409		PROS Holdings, Inc.	134,512	0.0
12,356	L	Pure Storage, Inc.	169,154	0.0
9,093		Q2 Holdings, Inc.	218,596	0.0
38,657		QLIK Technologies, Inc.	1,117,960	0.2
38,696		QLogic Corp.	520,074	0.1
10,888		Qualys, Inc.	275,575	0.0
104,707		Quantum Corp.	63,871	0.0
24,364		QuinStreet, Inc.	83,325	0.0
26,107	L	Quotient Technology, Inc.	276,734	0.0
50,955		Rambus, Inc.	700,631	0.1
22,849		RealPage, Inc.	476,173	0.1
14,526	@,L	Rocket Fuel, Inc.	45,757	0.0
13,716		Rofin-Sinar Technologies, Inc.	441,930	0.1
8,459		Rogers Corp.	506,440	0.1
34,629		Rovi Corp.	710,241	0.1
12,630		Rubicon Project, Inc.	230,876	0.0
31,840	@	Ruckus Wireless, Inc.	312,350	0.1
17,030		Rudolph Technologies, Inc.	232,630	0.0
35,150		Sanmina Corp.	821,807	0.1
13,034		Scansource, Inc.	526,313	0.1
18,958		Science Applications International Corp.	1,011,220	0.2
17,764		SciQuest, Inc.	246,564	0.0
21,000		Seachange Intl., Inc.	115,920	0.0
27,866		Semtech Corp.	612,773	0.1
29,852		ServiceSource International, Inc.	127,170	0.0
37,798		ShoreTel, Inc.	281,217	0.0
15,638		Sigma Designs, Inc.	106,338	0.0
19,775		Silicon Graphics International Corp.	140,798	0.0
17,053		Silicon Laboratories, Inc.	766,703	0.1
17,030		Silver Spring Networks, Inc.	251,192	0.0
27,357		Sonus Networks, Inc.	205,998	0.0
7,624		SPS Commerce, Inc.	327,375	0.1
6,482		Stamps.com, Inc.	688,907	0.1
21,499	L	Stratasys Ltd.	557,254	0.1
16,108		Super Micro Computer, Inc.	548,961	0.1
18,710		SYKES Enterprises, Inc.	564,668	0.1
15,407		Synaptics, Inc.	1,228,554	0.2
15,400		Synchronoss Technologies, Inc.	498,036	0.1
11,601		SYNNEX Corp.	1,074,137	0.2
13,972		Syntel, Inc.	697,622	0.1
34,966		Take-Two Interactive Software, Inc.	1,317,169	0.2
21,033		Tangoe, Inc.	165,950	0.0
13,729		Tech Data Corp.	1,053,975	0.2
10,161		TeleTech Holdings, Inc.	282,069	0.0
23,085		Tessera Technologies, Inc.	715,635	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
9,453		Textura Corp.	$176,109	0.0
48,305		Tivo, Inc.	459,381	0.1
24,457	L	TrueCar, Inc.	136,715	0.0
28,434		TTM Technologies, Inc.	189,086	0.0
6,496		TubeMogul, Inc.	84,058	0.0
14,291		Tyler Technologies, Inc.	1,837,965	0.3
13,345	L	Ubiquiti Networks, Inc.	443,988	0.1
13,845		Ultratech, Inc.	302,375	0.1
22,868	L	Unisys Corp.	176,084	0.0
17,999		Universal Display Corp.	973,746	0.1
12,950		Vasco Data Security Intl.	199,430	0.0
18,256		Veeco Instruments, Inc.	355,627	0.1
25,344		Verint Systems, Inc.	845,983	0.1
18,435		Viasat, Inc.	1,354,604	0.2
50,331	L	Violin Memory, Inc.	26,283	0.0
26,200	L	VirnetX Holding Corp.	120,258	0.0
13,866		Virtusa Corp.	519,420	0.1
42,814	L	Vishay Intertechnology, Inc.	522,759	0.1
7,452		Vishay Precision Group, Inc.	104,403	0.0
20,031		Web.com Group, Inc.	397,014	0.1
16,830		WebMD Health Corp.	1,054,063	0.2
7,076	@,L	Wix.com Ltd.	143,431	0.0
27,579		Xcerra Corp.	179,815	0.0
19,390		XO Group, Inc.	311,209	0.1
13,293	@	Xura, Inc.	261,473	0.0
23,045		Zendesk, Inc.	482,332	0.1
39,724		Zix Corp.	156,115	0.0
			123,916,952	17.4

		Materials: 3.8%
13,872		A Schulman, Inc.	377,596	0.1
2,058		AEP Industries, Inc.	135,828	0.0
86,756	L	AK Steel Holding Corp.	358,302	0.1
13,761		American Vanguard Corp.	217,149	0.0
31,488		Axiall Corp.	687,698	0.1
13,626		Balchem Corp.	845,085	0.1
49,584		Berry Plastics Group, Inc.	1,792,462	0.3
15,765	@	Boise Cascade Co.	326,651	0.1
27,819		Calgon Carbon Corp.	390,022	0.1
19,879		Carpenter Technology Corp.	680,458	0.1
18,984		Century Aluminum Co.	133,837	0.0
29,805		Chemtura Corp.	786,852	0.1
9,140		Clearwater Paper Corp.	443,381	0.1
61,763	L	Cliffs Natural Resources, Inc.	185,289	0.0
56,841	L	Coeur d'Alene Mines Corp.	319,446	0.1
46,723		Commercial Metals Co.	792,889	0.1
3,642		Core Molding Technologies, Inc.	45,452	0.0
6,339		Deltic Timber Corp.	381,291	0.1
33,835		Ferro Corp.	401,621	0.1
30,512		Ferroglobe PLC	268,811	0.0
24,838	L	Flotek Industries, Inc.	182,063	0.0
9,176		Greif, Inc. - Class A	300,514	0.0
6,410		Hawkins, Inc.	231,337	0.0
6,644		Haynes International, Inc.	242,506	0.0
20,817		HB Fuller Co.	883,682	0.1
34,932		Headwaters, Inc.	693,051	0.1
189,828		Hecla Mining Co.	527,722	0.1
9,882		Innophos Holdings, Inc.	305,453	0.0
9,913		Innospec, Inc.	429,828	0.1
22,148		Intrepid Potash, Inc.	24,584	0.0
6,984		Kaiser Aluminum Corp.	590,427	0.1
36,502		KapStone Paper and Packaging Corp.	505,553	0.1
5,755		KMG Chemicals, Inc.	132,768	0.0
9,399		Koppers Holdings, Inc.	211,196	0.0
16,893		Kraton Performance Polymers, Inc.	292,249	0.0
20,076		Landec Corp.	210,798	0.0
59,324		Louisiana-Pacific Corp.	1,015,627	0.1
11,370		LSB Industries, Inc.	144,967	0.0
8,875		Materion Corp.	235,010	0.0
15,240		Minerals Technologies, Inc.	866,394	0.1
12,057		Myers Industries, Inc.	155,053	0.0
7,502		Neenah Paper, Inc.	477,577	0.1
70,581		Olin Corp.	1,225,992	0.2
28,112		Omnova Solutions, Inc.	156,303	0.0
18,379		PH Glatfelter Co.	380,997	0.1
38,001		PolyOne Corp.	1,149,530	0.2
5,802		Quaker Chemical Corp.	492,358	0.1
20,779		Rayonier Advanced Materials, Inc.	197,400	0.0
10,906	L	Real Industry, Inc.	94,882	0.0
11,870		Rentech, Inc.	26,351	0.0
13,661		Schnitzer Steel Industries, Inc.	251,909	0.0
13,909		Schweitzer-Mauduit International, Inc.	437,855	0.1
20,927	L	Senomyx, Inc.	54,410	0.0
19,417		Sensient Technologies Corp.	1,232,203	0.2
7,849		Stepan Co.	433,971	0.1
55,703	L	Stillwater Mining Co	593,237	0.1
5,454		Summit Materials, Inc.	106,080	0.0
36,627		SunCoke Energy, Inc.	238,076	0.0
17,066	L	TimkenSteel Corp.	155,301	0.0
13,047		Tredegar Corp.	205,099	0.0
29,247	L	Tronox Ltd. - CL A	186,888	0.0
7,926		US Concrete Inc.	472,231	0.1
21,222		Worthington Industries, Inc.	756,352	0.1
14,979		Zagg, Inc.	134,961	0.0
			27,210,865	3.8

		Telecommunication Services: 1.0%
44,046		8x8, Inc.	443,103	0.1
4,425		Atlantic Tele-Network, Inc.	335,548	0.1
18,949		Boingo Wireless, Inc.	146,286	0.0
117,413		Cincinnati Bell, Inc.	454,388	0.1
21,607		Cogent Communications Group, Inc.	843,321	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
21,100		Consolidated Communications Holdings, Inc.	$543,536	0.1
12,379		Fairpoint Communications, Inc.	184,199	0.0
23,224		General Communication, Inc.	425,464	0.1
206,387		Globalstar, Inc.	303,389	0.1
14,556		Inteliquent, Inc.	233,624	0.0
12,181	@,L	Intelsat SA	30,696	0.0
38,208	L	Iridium Communications, Inc.	300,697	0.0
40,289	@	Leap Wireless International, Inc. - CVR	106,766	0.0
11,903		Lumos Networks Corp.	152,835	0.0
13,000	L	Orbcomm, Inc.	131,690	0.0
5,646	L	pdvWireless, Inc.	193,884	0.0
112,006		Pendrell Corp.	59,363	0.0
6,386		Reis, Inc.	150,390	0.0
21,745	@	RingCentral, Inc.	342,484	0.1
23,134		Shenandoah Telecom Co.	618,834	0.1
13,328		Spok Holdings, Inc.	233,373	0.0
3,790	@,L	Straight Path Communications, Inc.	117,604	0.0
84,317		Vonage Holdings Corp.	385,329	0.1
39,462		Windstream Holdings, Inc.	303,068	0.0
			7,039,871	1.0

		Utilities: 4.2%
20,326	L	Abengoa Yield PLC	361,396	0.1
18,860		Allete, Inc.	1,057,480	0.1
18,656		American States Water Co.	734,300	0.1
65,637		Atlantic Power Corp.	161,467	0.0
28,900		Avista Corp.	1,178,542	0.2
20,796		Black Hills Corp.	1,250,463	0.2
22,615		California Water Service Group	604,273	0.1
5,820		Chesapeake Utilities Corp.	366,485	0.1
25,401		Cleco Corp.	1,402,389	0.2
821		Connecticut Water Service, Inc.	37,027	0.0
56,291		Dynegy, Inc.	808,902	0.1
20,575		El Paso Electric Co.	943,981	0.1
23,606		Empire District Electric Co.	780,178	0.1
8,507	L	Genie Energy Ltd	64,738	0.0
21,043		Idacorp, Inc.	1,569,597	0.2
19,018		Laclede Group, Inc.	1,288,470	0.2
18,670		MGE Energy, Inc.	975,508	0.1
1,250		Middlesex Water Co.	38,563	0.0
38,853		New Jersey Resources Corp.	1,415,415	0.2
15,410		Northwest Natural Gas Co.	829,829	0.1
20,473		NorthWestern Corp.	1,264,208	0.2
15,799	L	NRG Yield, Inc. - Class A	214,392	0.0
24,367		NRG Yield, Inc. - Class C	346,986	0.1
20,562		ONE Gas, Inc.	1,256,338	0.2
14,307	L	Ormat Technologies, Inc.	590,021	0.1
18,383		Otter Tail Corp.	544,504	0.1
21,691		Pattern Energy Group, Inc.	413,647	0.1
33,292		Piedmont Natural Gas Co.	1,991,860	0.3
34,377		PNM Resources, Inc.	1,159,192	0.2
34,142		Portland General Electric Co.	1,348,268	0.2
9,130		SJW Corp.	331,876	0.0
33,163		South Jersey Industries, Inc.	943,487	0.1
21,421		Southwest Gas Corp.	1,410,573	0.2
29,807	@	Talen Energy Corp.	268,263	0.0
6,300		Unitil Corp.	267,687	0.0
8,981		Vivint Solar, Inc.	23,800	0.0
20,642		WGL Holdings, Inc.	1,493,862	0.2
			29,737,967	4.2

	Total Common Stock
	(Cost $508,432,199)		702,649,718	98.7

WARRANTS: –%
		Energy: –%
11,987	@	Magnum Hunter Resources Corp.	–	–

	Total Warrants
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $508,432,199)		702,649,718	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.6%
		Securities Lending Collateralcc: 7.3%
11,749,789		Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $11,749,892, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $11,984,892, due 04/15/17-03/01/46)	11,749,789	1.7

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
12,443,723	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $12,443,842, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $12,692,598, due 04/25/16-01/20/66)	$12,443,723	1.7
12,443,723	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $12,443,836, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $12,692,597, due 04/01/16-02/20/61)	12,443,723	1.7
12,443,723	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $12,443,842, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $12,692,598, due 08/15/17-02/15/44)	12,443,723	1.7
3,313,169	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $3,313,203, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,386,131, due 04/15/18-01/15/29)	3,313,169	0.5
		52,394,127	7.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
16,103,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $16,103,000)	$16,103,000	2.3

	Total Short-Term Investments
	(Cost $68,497,127)	68,497,127	9.6

	Total Investments in Securities (Cost $576,929,326)	$771,146,845	108.3
	Liabilities in Excess of Other Assets	(59,355,683)	(8.3)
	Net Assets	$711,791,162	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $578,385,294.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$277,581,297
Gross Unrealized Depreciation	(84,819,746)

Net Unrealized Appreciation	$192,761,551

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$99,502,864	$–	$–	$99,502,864
Consumer Staples	26,011,036	–	–	26,011,036
Energy	17,540,023	–	–	17,540,023
Financials	183,871,038	–	34,861	183,905,899
Health Care	93,884,967	–	71,496	93,956,463
Industrials	93,580,533	247,245	–	93,827,778
Information Technology	123,916,952	–	–	123,916,952
Materials	27,210,865	–	–	27,210,865
Telecommunication Services	6,933,105	–	106,766	7,039,871
Utilities	29,737,967	–	–	29,737,967
Total Common Stock	702,189,350	247,245	213,123	702,649,718
Warrants	–	–	–	–
Short-Term Investments	16,103,000	52,394,127	–	68,497,127
Total Investments, at fair value	$718,292,350	$52,641,372	$213,123	$771,146,845
Other Financial Instruments+
Futures	429,985	–	–	429,985
Total Assets	$718,722,335	$52,641,372	$213,123	$771,576,830

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2016, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	87	06/17/16	$9,653,520	$429,985
			$9,653,520	$429,985

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Small Cap Index Portfolio as of March 31, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$429,985
Total Asset Derivatives		$429,985

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 12.6%
148,250		AMC Entertainment Holdings, Inc.	$4,149,518	0.7
335,676	@	Belmond Ltd	3,185,565	0.5
63,725		Burlington Stores, Inc.	3,583,894	0.6
95,900		Cheesecake Factory	5,091,331	0.9
43,785		Childrens Place Retail Stores, Inc.	3,654,734	0.6
82,432		Dave & Buster's Entertainment, Inc.	3,196,713	0.5
160,701		Express, Inc.	3,440,608	0.6
54,700	@	Helen of Troy Ltd.	5,671,843	1.0
104,755	@	Imax Corp.	3,256,833	0.6
71,749		Jack in the Box, Inc.	4,582,609	0.8
189,701		La-Z-Boy, Inc.	5,072,605	0.9
69,375		Marriott Vacations Worldwide Corp.	4,682,813	0.8
73,375		Monro Muffler Brake, Inc.	5,244,111	0.9
60,055		Papa John's International, Inc.	3,254,380	0.5
105,175		Pier 1 Imports, Inc.	737,277	0.1
43,596		Pool Corp.	3,825,113	0.6
114,405		Sally Beauty Holdings, Inc.	3,704,434	0.6
37,570		Vail Resorts, Inc.	5,023,109	0.9
272,360		Wendy's Company	2,966,000	0.5
			74,323,490	12.6

		Consumer Staples: 2.2%
39,015		Casey's General Stores, Inc.	4,421,180	0.8
154,030		Flowers Foods, Inc.	2,843,394	0.5
67,675		Pinnacle Foods, Inc.	3,023,719	0.5
114,680	L	Vector Group Ltd.	2,619,291	0.4
			12,907,584	2.2

		Energy: 2.6%
125,855		Bill Barrett Corp.	782,818	0.1
159,225		Carrizo Oil & Gas, Inc.	4,923,237	0.8
313,500	L	Cloud Peak Energy, Inc.	611,325	0.1
45,355		Dril-Quip, Inc.	2,746,699	0.5
92,900	@	Forum Energy Technologies, Inc.	1,226,280	0.2
203,025		QEP Resources, Inc.	2,864,683	0.5
254,100		Unit Corp.	2,238,621	0.4
			15,393,663	2.6

		Financials: 27.2%
297,100		Colony Capital, Inc.	4,982,367	0.8
25,632		CubeSmart	853,546	0.1
174,788		CyrusOne, Inc.	7,979,072	1.4
80,167		DCT Industrial Trust, Inc.	3,164,191	0.5
128,560		Easterly Government Properties, Inc.	2,380,931	0.4
87,921		Evercore Partners, Inc.	4,549,912	0.8
124,309		First American Financial Corp.	4,737,416	0.8
193,678		Great Western Bancorp, Inc.	5,281,599	0.9
73,975		Highwoods Properties, Inc.	3,536,745	0.6
130,210		Horace Mann Educators Corp.	4,126,355	0.7
455,175		Investors Bancorp, Inc.	5,298,237	0.9
215,900		Kennedy-Wilson Holdings, Inc.	4,728,210	0.8
114,968		LaSalle Hotel Properties	2,909,840	0.5
31,687		MarketAxess Holdings, Inc.	3,955,488	0.7
152,125		MB Financial, Inc.	4,936,456	0.8
381,625		OM Asset Management Plc	5,094,694	0.9
49,750		PacWest Bancorp	1,848,212	0.3
87,405		Pinnacle Financial Partners, Inc.	4,288,089	0.7
101,226		Primerica, Inc.	4,507,594	0.8
137,200		PrivateBancorp, Inc.	5,295,920	0.9
125,498		QTS Realty Trust, Inc.	5,946,095	1.0
408,660		Radian Group, Inc.	5,067,384	0.9
185,113		Redwood Trust, Inc.	2,421,278	0.4
120,750		Selective Insurance Group	4,420,658	0.7
35,224		Signature Bank	4,794,691	0.8
105,220		Simmons First National Corp.	4,742,265	0.8
23,555		South State Corp.	1,512,938	0.3
43,635		Sovran Self Storage, Inc.	5,146,748	0.9
193,570		STAG Industrial, Inc.	3,941,085	0.7
301,790		Sterling Bancorp/DE	4,807,515	0.8
105,735		Stifel Financial Corp.	3,129,756	0.5
185,367		STORE Capital Corp.	4,797,298	0.8
80,020		Sun Communities, Inc.	5,730,232	1.0
42,739		SVB Financial Group	4,361,515	0.7
335,400		Talmer Bancorp, Inc.	6,067,386	1.0
138,125		Urban Edge Properties	3,569,150	0.6
158,675		Webster Financial Corp.	5,696,433	1.0
			160,607,301	27.2

		Health Care: 10.9%
94,175	L	Acadia Pharmaceuticals, Inc.	2,633,133	0.4
124,290		AMN Healthcare Services, Inc.	4,177,387	0.7
11,375	L	Anacor Pharmaceuticals, Inc.	607,994	0.1
56,650	L	Cempra, Inc.	992,508	0.2
45,513		Charles River Laboratories International, Inc.	3,456,257	0.6
119,225	L	Depomed, Inc.	1,660,804	0.3
188,870		Envision Healthcare Holdings, Inc.	3,852,948	0.6
54,150	L	Esperion Therapeutics, Inc.	915,676	0.2
135,865		Greatbatch, Inc.	4,842,229	0.8
111,645	L	Halozyme Therapeutics, Inc.	1,057,278	0.2
117,104		Healthsouth Corp.	4,406,624	0.7
104,550		Hill-Rom Holdings, Inc.	5,258,865	0.9

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
90,000	L	Lexicon Pharmaceuticals, Inc.	$1,075,500	0.2
95,625		Masimo Corp.	4,000,950	0.7
20,964		Mednax, Inc.	1,354,694	0.2
39,200		Neurocrine Biosciences, Inc.	1,550,360	0.3
39,850		NuVasive, Inc.	1,938,702	0.3
65,536		Owens & Minor, Inc.	2,648,965	0.4
26,675	L	Pacira Pharmaceuticals, Inc./DE	1,413,241	0.2
32,825	L	Relypsa, Inc.	444,779	0.1
66,810		STERIS PLC	4,746,851	0.8
172,961	L	Surgery Partners, Inc.	2,293,463	0.4
99,520		Team Health Holdings, Inc.	4,160,931	0.7
54,550		WellCare Health Plans, Inc.	5,059,512	0.9
			64,549,651	10.9

		Industrials: 16.3%
148,250		ABM Industries, Inc.	4,789,957	0.8
204,825		Actuant Corp.	5,061,226	0.9
119,841		Atlas Air Worldwide Holdings, Inc.	5,065,679	0.9
140,200		Barnes Group, Inc.	4,911,206	0.8
115,400		Beacon Roofing Supply, Inc.	4,732,554	0.8
119,850		Clarcor, Inc.	6,926,131	1.2
63,250		Curtiss-Wright Corp.	4,786,127	0.8
71,443		Healthcare Services Group, Inc.	2,629,817	0.5
185,975		Heartland Express, Inc.	3,449,836	0.6
75,600		HUB Group, Inc.	3,083,724	0.5
109,675		KAR Auction Services, Inc.	4,183,004	0.7
148,290		On Assignment, Inc.	5,474,867	0.9
63,375		Orbital ATK, Inc.	5,509,823	0.9
70,800		Regal-Beloit Corp.	4,466,772	0.8
76,600	@	SPX FLOW, Inc.	1,921,128	0.3
43,399		Teledyne Technologies, Inc.	3,825,188	0.7
169,475		Tetra Tech, Inc.	5,053,745	0.9
57,775		Toro Co.	4,975,583	0.8
54,900		Universal Forest Products, Inc.	4,711,518	0.8
100,275		Watts Water Technologies, Inc.	5,528,161	0.9
92,500		Woodward, Inc.	4,811,850	0.8
			95,897,896	16.3

		Information Technology: 17.8%
134,875		Advanced Energy Industries, Inc.	4,692,301	0.8
182,907		Blackhawk Network Holdings, Inc.	6,273,710	1.1
139,210		Bottomline Technologies de, Inc.	4,244,513	0.7
43,575		CACI International, Inc.	4,649,452	0.8
123,916		Cardtronics, Inc.	4,459,737	0.8
136,700		Commvault Systems, Inc.	5,901,339	1.0
104,856		Cornerstone OnDemand, Inc.	3,436,131	0.6
406,176		Cypress Semiconductor Corp.	3,517,484	0.6
48,250		Euronet Worldwide, Inc.	3,575,807	0.6
33,200		Fair Isaac Corp.	3,522,188	0.6
106,525		Flir Systems, Inc.	3,509,999	0.6
49,200		j2 Global, Inc.	3,029,736	0.5
44,825		Littelfuse, Inc.	5,518,406	0.9
103,000	L	Match Group, Inc.	1,139,180	0.2
156,360		Microsemi Corp.	5,990,152	1.0
97,242		MKS Instruments, Inc.	3,661,161	0.6
197,315		Netscout Systems, Inc.	4,532,326	0.8
100,675		Plantronics, Inc.	3,945,453	0.7
120,484		Plexus Corp.	4,761,528	0.8
270,200		Polycom, Inc.	3,012,730	0.5
240,169		Q2 Holdings, Inc.	5,773,663	1.0
184,100		QLIK Technologies, Inc.	5,324,172	0.9
28,135		Ultimate Software Group, Inc.	5,444,123	0.9
62,915		Veeco Instruments, Inc.	1,225,584	0.2
42,520		WEX, Inc.	3,544,467	0.6
			104,685,342	17.8

		Materials: 5.4%
147,875		Carpenter Technology Corp.	5,061,761	0.8
311,125		Commercial Metals Co.	5,279,791	0.9
134,950		HB Fuller Co.	5,728,628	1.0
67,799		KapStone Paper and Packaging Corp.	939,016	0.1
92,975		Minerals Technologies, Inc.	5,285,629	0.9
305,975		Olin Corp.	5,314,786	0.9
125,650		Worthington Industries, Inc.	4,478,166	0.8
			32,087,777	5.4

		Utilities: 1.8%
44,500	L	Black Hills Corp.	2,675,785	0.5
28,582		Cleco Corp.	1,578,012	0.3
27,900		Idacorp, Inc.	2,081,061	0.3
104,325		Portland General Electric Co.	4,119,794	0.7
			10,454,652	1.8

	Total Common Stock
	(Cost $506,792,111)		570,907,356	96.8

EXCHANGE-TRADED FUNDS: 1.5%
80,525		iShares Russell 2000 ETF	8,907,676	1.5

	Total Exchange-Traded Funds
	(Cost $9,293,937)		8,907,676	1.5

	Total Long-Term Investments
	(Cost $516,086,048)		579,815,032	98.3

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc: 2.0%
2,745,692	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $2,745,716, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $2,800,631, due 04/15/17-03/01/46)	$2,745,692	0.5
2,745,692	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $2,745,718, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,800,606, due 04/25/16-01/20/66)	2,745,692	0.5
2,745,692	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $2,745,717, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $2,800,605, due 04/01/16-02/20/61)	2,745,692	0.4
2,745,692	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $2,745,718, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $2,800,606, due 08/15/17-02/15/44)	2,745,692	0.5
577,952	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $577,957, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.875%-6.000%, Market Value plus accrued interest $589,512, due 03/31/18-08/01/48)	577,952	0.1
		11,560,720	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
11,144,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $11,144,000)	11,144,000	1.9

	Total Short-Term Investments
	(Cost $22,704,720)	22,704,720	3.9

	Total Investments in Securities (Cost $538,790,768)	$602,519,752	102.2
	Liabilities in Excess of Other Assets	(13,023,994)	(2.2)
	Net Assets	$589,495,758	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $540,395,390.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$98,563,487
Gross Unrealized Depreciation	(36,439,125)

Net Unrealized Appreciation	$62,124,362

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$570,907,356	$–	$–	$570,907,356
Exchange-Traded Funds	8,907,676	–	–	8,907,676
Short-Term Investments	11,144,000	11,560,720	–	22,704,720
Total Investments, at fair value	$590,959,032	$11,560,720	$–	$602,519,752

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.8%
		Basic Materials: 1.3%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	$983,327	0.0
500,000		Agrium, Inc., 4.125%, 03/15/35	435,947	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	750,215	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	497,593	0.0
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,173,110	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,810,489	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	505,950	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	797,028	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	483,935	0.0
400,000		CF Industries, Inc., 5.150%, 03/15/34	377,939	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,709,638	0.1
500,000		Dow Chemical Co., 4.250%, 10/01/34	488,808	0.0
500,000		Dow Chemical Co., 4.625%, 10/01/44	504,204	0.0
1,782,000		Dow Chemical Co., 8.550%, 05/15/19	2,121,583	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,083,279	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/44	384,104	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	801,822	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,509,646	0.1
250,000		Goldcorp, Inc., 3.625%, 06/09/21	251,965	0.0
400,000		International Paper Co., 3.650%, 06/15/24	406,776	0.0
750,000		International Paper Co., 3.800%, 01/15/26	766,642	0.0
500,000		International Paper Co., 5.150%, 05/15/46	505,293	0.0
750,000		International Paper Co., 5.000%, 09/15/35	775,117	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/23	525,587	0.0
250,000		Monsanto Co., 2.125%, 07/15/19	254,053	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	974,607	0.0
400,000		Monsanto Co., 2.750%, 07/15/21	409,354	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	811,087	0.0
500,000		Monsanto Co., 3.950%, 04/15/45	433,175	0.0
250,000		Monsanto Co., 4.200%, 07/15/34	239,566	0.0
250,000		Mosaic Co., 5.450%, 11/15/33	257,803	0.0
1,500,000		Newmont Mining Corp., 3.500%, 03/15/22	1,492,815	0.1
500,000		Newmont Mining Corp., 5.875%, 04/01/35	485,499	0.0
1,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	1,126,590	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	1,001,290	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	4,768,549	0.2
500,000		Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	491,294	0.0
500,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	499,776	0.0
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	487,014	0.0
250,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	251,125	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,504,751	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	600,060	0.0
3,000,000		Southern Copper Corp., 5.375%, 04/16/20	3,208,026	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/45	222,487	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/40	342,143	0.0
1,220,000	L	Vale Overseas Ltd., 4.625%, 09/15/20	1,128,500	0.1
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	1,555,339	0.1
750,000		Vale SA, 5.625%, 09/11/42	535,605	0.0
			45,730,505	1.3

		Communications: 3.3%
250,000		21st Century Fox America, Inc., 4.750%, 09/15/44	259,874	0.0
3,550,000		21st Century Fox America, Inc., 6.150%, 03/01/37	4,192,990	0.1
300,000		Amazon.com, Inc., 1.200%, 11/29/17	300,651	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	306,120	0.0
4,000,000		America Movil SAB de CV, 5.000%, 03/30/20	4,435,548	0.1
300,000		AT&T, Inc., 1.400%, 12/01/17	300,072	0.0
500,000		AT&T, Inc., 1.750%, 01/15/18	501,861	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	759,245	0.0
1,000,000		AT&T, Inc., 2.450%, 06/30/20	1,011,858	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		AT&T, Inc., 3.400%, 05/15/25	$1,004,397	0.0
500,000		AT&T, Inc., 3.600%, 02/17/23	520,385	0.0
2,000,000		AT&T, Inc., 4.500%, 05/15/35	1,981,698	0.1
2,250,000		AT&T, Inc., 4.750%, 05/15/46	2,204,075	0.1
250,000		AT&T, Inc., 5.650%, 02/15/47	277,055	0.0
5,150,000		AT&T, Inc., 6.500%, 09/01/37	6,129,896	0.2
3,120,000		AT&T, Inc., 6.000%, 08/15/40	3,487,848	0.1
500,000		British Telecommunications PLC, 1.250%, 02/14/17	499,917	0.0
500,000		British Telecommunications PLC, 2.350%, 02/14/19	510,007	0.0
300,000		CBS Corp., 2.300%, 08/15/19	303,403	0.0
300,000		CBS Corp., 3.700%, 08/15/24	309,713	0.0
250,000		CBS Corp., 4.000%, 01/15/26	261,760	0.0
2,000,000		CBS Corp., 4.300%, 02/15/21	2,167,764	0.1
250,000		CBS Corp., 4.600%, 01/15/45	236,867	0.0
300,000		CBS Corp., 4.900%, 08/15/44	293,875	0.0
500,000	#	CCO Safari II LLC, 4.464%, 07/23/22	524,398	0.0
500,000	#	CCO Safari II LLC, 4.908%, 07/23/25	528,376	0.0
1,000,000	#	CCO Safari II LLC, 6.484%, 10/23/45	1,116,080	0.0
1,000,000		Cisco Systems, Inc., 1.100%, 03/03/17	1,003,284	0.0
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,029,052	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/21	1,022,584	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,053,465	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,106,891	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,872,964	0.1
500,000		Comcast Corp., 3.375%, 02/15/25	532,155	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,362,755	0.1
750,000		Comcast Corp., 4.250%, 01/15/33	800,369	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	794,482	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,099,879	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/45	1,112,513	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,162,848	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	445,523	0.0
750,000		Discovery Communications LLC, 3.250%, 04/01/23	716,196	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,889,825	0.1
250,000		eBay, Inc., 1.350%, 07/15/17	249,578	0.0
300,000		eBay, Inc., 2.875%, 08/01/21	304,022	0.0
300,000	L	eBay, Inc., 3.450%, 08/01/24	296,753	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	195,992	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,675,035	0.1
1,000,000	L	Expedia, Inc., 7.456%, 08/15/18	1,119,544	0.1
300,000		Juniper Networks, Inc., 3.125%, 02/26/19	305,366	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	507,911	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	298,293	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/24	92,495	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,524,073	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	519,192	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	539,981	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,577,608	0.1
250,000		Orange SA, 2.750%, 02/06/19	257,852	0.0
500,000		Orange SA, 5.500%, 02/06/44	598,107	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,616,250	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	276,534	0.0
500,000		Scripps Networks Interactive, Inc., 3.500%, 06/15/22	501,442	0.0
250,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	252,932	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,043,893	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	769,934	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	775,603	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,275,538	0.1
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	793,603	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	$891,201	0.0
400,000		Time Warner Cable, Inc., 5.350%, 12/15/43	427,370	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,292,012	0.2
500,000		Time Warner, Inc., 2.100%, 06/01/19	504,796	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	515,394	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	491,037	0.0
1,500,000		Time Warner, Inc., 4.875%, 03/15/20	1,646,663	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,240,315	0.1
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	498,967	0.0
500,000		Verizon Communications, Inc., 2.550%, 06/17/19	514,848	0.0
776,000		Verizon Communications, Inc., 2.625%, 02/21/20	799,258	0.0
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	531,542	0.0
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/34	1,673,628	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/48	659,106	0.0
3,000,000		Verizon Communications, Inc., 4.500%, 09/15/20	3,321,492	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	3,096,030	0.1
4,636,000		Verizon Communications, Inc., 4.862%, 08/21/46	4,910,029	0.2
133,000		Verizon Communications, Inc., 5.012%, 08/21/54	134,040	0.0
1,250,000		Verizon Communications, Inc., 5.050%, 03/15/34	1,359,159	0.1
5,225,000		Verizon Communications, Inc., 6.350%, 04/01/19	5,924,011	0.2
40,000		Verizon Communications, Inc., 6.400%, 09/15/33	49,348	0.0
135,000		Verizon Communications, Inc., 6.550%, 09/15/43	178,219	0.0
400,000		Viacom, Inc., 2.200%, 04/01/19	401,386	0.0
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,518,575	0.1
1,000,000		Viacom, Inc., 2.500%, 09/01/18	1,007,832	0.0
1,000,000		Viacom, Inc., 3.250%, 03/15/23	969,361	0.0
400,000		Viacom, Inc., 3.875%, 04/01/24	399,235	0.0
200,000		Viacom, Inc., 4.850%, 12/15/34	178,075	0.0
400,000		Viacom, Inc., 5.250%, 04/01/44	361,110	0.0
500,000		Vodafone Group PLC, 1.500%, 02/19/18	499,808	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	499,906	0.0
1,000,000		Vodafone Group PLC, 6.150%, 02/27/37	1,129,400	0.1
300,000		Walt Disney Co., 1.100%, 12/01/17	301,498	0.0
300,000		Walt Disney Co., 2.350%, 12/01/22	307,835	0.0
400,000		Walt Disney Co., 3.000%, 02/13/26	424,872	0.0
300,000		Walt Disney Co., 4.125%, 06/01/44	322,672	0.0
1,000,000		Walt Disney Co., 5.500%, 03/15/19	1,126,349	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,027,771	0.0
			118,932,199	3.3

		Consumer, Cyclical: 2.0%
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	501,209	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	495,367	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	760,072	0.0
400,000		BorgWarner, Inc., 4.375%, 03/15/45	383,628	0.0
400,000		Coach, Inc., 4.250%, 04/01/25	396,720	0.0
1,772,479		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,000,685	0.1
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	301,414	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	305,401	0.0
100,000		CVS Caremark Corp., 1.200%, 12/05/16	100,241	0.0
250,000		CVS Caremark Corp., 2.250%, 12/05/18	256,275	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	771,671	0.0
250,000		CVS Caremark Corp., 3.375%, 08/12/24	263,177	0.0
250,000		CVS Caremark Corp., 4.000%, 12/05/23	275,726	0.0
200,000		CVS Caremark Corp., 5.300%, 12/05/43	237,110	0.0
250,000		CVS Health Corp., 2.250%, 08/12/19	256,516	0.0
500,000		CVS Health Corp., 2.800%, 07/20/20	519,645	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,000,000		CVS Health Corp., 3.500%, 07/20/22	$1,073,978	0.1
500,000		CVS Health Corp., 3.875%, 07/20/25	540,832	0.0
1,250,000		CVS Health Corp., 4.875%, 07/20/35	1,398,442	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/45	1,163,424	0.1
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	500,896	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	508,299	0.0
945,323		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,088,303	0.1
300,000		Ford Motor Co., 4.750%, 01/15/43	300,523	0.0
1,000,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	1,000,695	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,261,599	0.1
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/19	507,985	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	512,044	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	260,333	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	1,022,521	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,066,119	0.1
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	653,492	0.0
750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	803,798	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,492,395	0.1
750,000		General Motors Co., 6.600%, 04/01/36	827,800	0.0
750,000		General Motors Co., 6.750%, 04/01/46	855,712	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,017,825	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	1,051,412	0.1
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,368,705	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	490,739	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,001,882	0.0
500,000	#	Hyundai Capital America, 2.400%, 10/30/18	503,601	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,018,261	0.0
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,125,363	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,536,614	0.1
200,000		Johnson Controls, Inc., 1.400%, 11/02/17	199,847	0.0
400,000		Johnson Controls, Inc., 3.625%, 07/02/24	408,421	0.0
250,000		Johnson Controls, Inc., 4.625%, 07/02/44	242,672	0.0
500,000		Kohl's Corp., 4.250%, 07/17/25	494,058	0.0
1,000,000		Lowe's Cos, Inc., 1.625%, 04/15/17	1,008,101	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/44	646,420	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/23	475,807	0.0
532,000		Macy's Retail Holdings, Inc., 3.625%, 06/01/24	521,703	0.0
1,000,000		Macy's Retail Holdings, Inc., 3.875%, 01/15/22	1,028,376	0.1
500,000		Macy's Retail Holdings, Inc., 4.500%, 12/15/34	407,278	0.0
1,000,000		Marriott International, Inc., 3.000%, 03/01/19	1,022,287	0.0
500,000		Mattel, Inc., 1.700%, 03/15/18	495,465	0.0
500,000		Mattel, Inc., 2.350%, 05/06/19	506,867	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	489,374	0.0
1,000,000		McDonald's Corp., 2.100%, 12/07/18	1,021,120	0.0
1,000,000		McDonald's Corp., 2.750%, 12/09/20	1,037,287	0.1
500,000		McDonald's Corp., 3.700%, 01/30/26	531,052	0.0
400,000		McDonald's Corp., 4.600%, 05/26/45	420,299	0.0
500,000		McDonald's Corp., 4.700%, 12/09/35	539,153	0.0
325,000		McDonald's Corp., 6.300%, 10/15/37	411,152	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,293,063	0.1
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	301,055	0.0
300,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	300,232	0.0
250,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	253,004	0.0
250,000		Newell Rubbermaid, Inc., 3.150%, 04/01/21	257,211	0.0
250,000		Newell Rubbermaid, Inc., 3.850%, 04/01/23	259,760	0.0
250,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	261,998	0.0
250,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	266,339	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	$401,621	0.0
250,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	252,133	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,470,960	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	520,998	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/22	313,636	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	255,357	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	504,379	0.0
400,000		Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	383,712	0.0
500,000		TJX Cos, Inc., 2.500%, 05/15/23	497,879	0.0
1,070,000		Toyota Motor Credit Corp., 1.700%, 02/19/19	1,080,642	0.1
500,000		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/27	504,375	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	255,476	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	257,878	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	257,815	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	243,592	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	249,486	0.0
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,079,981	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	4,029,634	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/25	306,706	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/24	209,580	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	1,029,745	0.1
			73,983,435	2.0

		Consumer, Non-cyclical: 3.7%
500,000		AbbVie, Inc., 1.800%, 05/14/18	503,682	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/20	509,835	0.0
250,000		AbbVie, Inc., 3.200%, 11/06/22	258,977	0.0
250,000		AbbVie, Inc., 3.600%, 05/14/25	263,041	0.0
1,250,000		AbbVie, Inc., 4.500%, 05/14/35	1,303,177	0.1
250,000		AbbVie, Inc., 4.700%, 05/14/45	266,991	0.0
1,000,000		Actavis Funding SCS, 3.000%, 03/12/20	1,031,445	0.1
500,000		Actavis Funding SCS, 3.450%, 03/15/22	519,946	0.0
500,000		Actavis plc, 1.875%, 10/01/17	502,353	0.0
500,000		Actavis plc, 3.250%, 10/01/22	512,954	0.0
500,000		Actavis plc, 4.625%, 10/01/42	517,242	0.0
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,729,307	0.1
400,000		Aetna, Inc., 2.200%, 03/15/19	407,746	0.0
500,000		Aetna, Inc., 2.750%, 11/15/22	498,834	0.0
250,000		Aetna, Inc., 3.500%, 11/15/24	255,607	0.0
300,000		Aetna, Inc., 4.500%, 05/15/42	306,187	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/23	493,885	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/23	518,602	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/42	313,271	0.0
1,156,000		Altria Group, Inc., 9.950%, 11/10/38	2,039,510	0.1
500,000		AmerisourceBergen Corp., 3.400%, 05/15/24	513,458	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/45	242,473	0.0
250,000		Amgen, Inc., 3.625%, 05/22/24	264,327	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,777,067	0.2
1,000,000		Amgen, Inc., 4.400%, 05/01/45	1,025,151	0.1
661,000		Amgen, Inc., 6.375%, 06/01/37	824,348	0.0
750,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	761,163	0.0
1,000,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,028,723	0.1
1,500,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,561,276	0.1
1,000,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	1,052,925	0.1
2,000,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	2,166,106	0.1
1,000,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,120,059	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	$502,861	0.0
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	238,168	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,950,037	0.1
250,000		Anthem, Inc., 3.500%, 08/15/24	253,565	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/19	757,576	0.0
1,900,000		AstraZeneca PLC, 6.450%, 09/15/37	2,531,349	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	535,415	0.0
4,370,000		Becton Dickinson & Co., 3.125%, 11/08/21	4,522,439	0.1
2,000,000		Biogen, Inc., 6.875%, 03/01/18	2,191,502	0.1
400,000		Boston Scientific Corp., 2.850%, 05/15/20	406,787	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/22	409,109	0.0
1,500,000		Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,501,230	0.1
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/42	466,931	0.0
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	503,632	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	464,864	0.0
400,000		Cardinal Health, Inc., 1.900%, 06/15/17	402,774	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/23	513,766	0.0
400,000		Cardinal Health, Inc., 3.750%, 09/15/25	423,776	0.0
500,000		Cardinal Health, Inc., 4.600%, 03/15/43	513,026	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/45	531,702	0.0
500,000		Celgene Corp., 1.900%, 08/15/17	504,377	0.0
1,000,000		Celgene Corp., 2.300%, 08/15/18	1,015,729	0.1
250,000		Celgene Corp., 3.625%, 05/15/24	258,942	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,160,612	0.1
500,000		Celgene Corp., 4.625%, 05/15/44	511,556	0.0
1,000,000		Celgene Corp., 4.000%, 08/15/23	1,064,047	0.1
500,000		Celgene Corp., 5.000%, 08/15/45	542,954	0.0
3,000,000		Cigna Corp., 4.000%, 02/15/22	3,190,101	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,775,345	0.1
750,000		Clorox Co., 3.050%, 09/15/22	767,202	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,225,690	0.1
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	1,000,008	0.0
792,000		ConAgra Foods, Inc., 2.100%, 03/15/18	794,116	0.0
426,000		ConAgra Foods, Inc., 3.200%, 01/25/23	429,632	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	566,074	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	527,271	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/18	747,385	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	762,321	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	523,347	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	749,010	0.0
250,000		Dr Pepper Snapple Group, Inc., 3.400%, 11/15/25	259,132	0.0
350,000		Dr Pepper Snapple Group, Inc., 4.500%, 11/15/45	365,984	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/45	510,323	0.0
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	501,446	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	523,849	0.0
300,000		Estee Lauder Cos, Inc., 3.700%, 08/15/42	293,767	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	403,302	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	248,314	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	376,044	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	766,339	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	357,259	0.0
500,000		Gilead Sciences, Inc., 3.250%, 09/01/22	528,709	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/26	277,050	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/45	212,474	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/46	275,127	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	385,596	0.0
1,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,006,945	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	519,141	0.0
500,000	#	HJ Heinz Co., 5.200%, 07/15/45	561,795	0.0
500,000	#	HJ Heinz Co., 5.000%, 07/15/35	553,283	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,550,000	Humana, Inc., 3.150%, 12/01/22	$3,602,309	0.1
1,070,000	Humana, Inc., 6.300%, 08/01/18	1,177,696	0.1
500,000	Kellogg Co., 3.250%, 04/01/26	513,613	0.0
551,000	Kellogg Co., 4.000%, 12/15/20	598,329	0.0
1,000,000	Kraft Heinz Foods Co., 2.250%, 06/05/17	1,009,968	0.0
3,266,000	Kraft Heinz Foods Co., 6.125%, 08/23/18	3,602,307	0.1
400,000	Kroger Co., 2.300%, 01/15/19	409,436	0.0
400,000	Kroger Co., 3.300%, 01/15/21	423,171	0.0
1,000,000	Kroger Co., 3.850%, 08/01/23	1,077,279	0.1
1,379,000	Kroger Co., 7.500%, 04/01/31	1,805,987	0.1
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	503,000	0.0
250,000	Laboratory Corp. of America Holdings, 2.625%, 02/01/20	251,367	0.0
250,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	253,906	0.0
250,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/45	250,503	0.0
500,000	McKesson Corp., 1.400%, 03/15/18	498,374	0.0
500,000	McKesson Corp., 2.284%, 03/15/19	506,113	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	499,240	0.0
400,000	McKesson Corp., 3.796%, 03/15/24	418,269	0.0
300,000	McKesson Corp., 4.883%, 03/15/44	320,154	0.0
350,000	Mead Johnson Nutrition Co., 3.000%, 11/15/20	360,204	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/44	251,721	0.0
400,000	Medtronic, Inc., 2.750%, 04/01/23	411,051	0.0
350,000	Medtronic, Inc., 4.000%, 04/01/43	359,689	0.0
250,000	Medtronic, Inc., 4.625%, 03/15/44	280,116	0.0
250,000	Merck & Co., Inc., 1.850%, 02/10/20	254,937	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/45	255,161	0.0
1,000,000	Merck & Co., Inc., 4.150%, 05/18/43	1,095,399	0.1
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	522,238	0.0
1,000,000	Mondelez International, Inc., 4.000%, 02/01/24	1,075,811	0.1
250,000	Mylan, Inc./PA, 2.550%, 03/28/19	250,491	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/24	537,712	0.0
250,000	PepsiCo, Inc., 4.250%, 10/22/44	267,770	0.0
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,713,706	0.1
750,000	Pfizer, Inc., 3.400%, 05/15/24	805,559	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/43	1,097,726	0.1
2,000,000	Pfizer, Inc., 6.200%, 03/15/19	2,276,764	0.1
250,000	Philip Morris International, Inc., 1.250%, 11/09/17	251,357	0.0
500,000	Philip Morris International, Inc., 1.875%, 02/25/21	503,104	0.0
500,000	Philip Morris International, Inc., 2.750%, 02/25/26	510,246	0.0
250,000	Philip Morris International, Inc., 3.250%, 11/10/24	267,712	0.0
500,000	Philip Morris International, Inc., 4.250%, 11/10/44	530,714	0.0
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	668,970	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/35	586,635	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/43	308,754	0.0
3,000,000	Reynolds American, Inc., 8.125%, 06/23/19	3,588,582	0.1
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,669,703	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	506,628	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	532,393	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	998,026	0.0
500,000	Stryker Corp., 3.500%, 03/15/26	519,570	0.0
150,000	Tyson Foods, Inc., 2.650%, 08/15/19	153,988	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	755,766	0.0
300,000	UnitedHealth Group, Inc., 2.300%, 12/15/19	305,111	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	509,703	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/21	311,949	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	513,961	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/26	512,588	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,139,206	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/35	279,395	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	$287,478	0.0
1,000,000		UnitedHealth Group, Inc., 6.000%, 02/15/18	1,086,158	0.1
500,000		Ventas Realty L.P., 3.750%, 05/01/24	500,657	0.0
400,000		Verisk Analytics, Inc., 5.500%, 06/15/45	392,402	0.0
250,000		WellPoint, Inc., 1.875%, 01/15/18	250,928	0.0
250,000		WellPoint, Inc., 2.250%, 08/15/19	251,616	0.0
1,000,000		WellPoint, Inc., 2.300%, 07/15/18	1,011,952	0.0
250,000		WellPoint, Inc., 4.650%, 08/15/44	249,449	0.0
500,000		Zoetis, Inc., 3.450%, 11/13/20	514,417	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/25	535,942	0.0
			136,293,911	3.7

		Energy: 2.3%
500,000	L	Anadarko Petroleum Corp., 3.450%, 07/15/24	446,222	0.0
2,250,000		Anadarko Petroleum Corp., 4.500%, 07/15/44	1,771,747	0.1
1,000,000		Anadarko Petroleum Corp., 5.950%, 09/15/16	1,016,477	0.1
625,000	L	Anadarko Petroleum Corp., 8.700%, 03/15/19	698,923	0.0
543,000		Apache Corp., 3.250%, 04/15/22	525,251	0.0
500,000		Apache Corp., 4.250%, 01/15/44	428,739	0.0
1,000,000		Apache Corp., 4.750%, 04/15/43	901,110	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/24	229,111	0.0
1,000,000		BP Capital Markets PLC, 1.375%, 11/06/17	997,080	0.1
1,000,000		BP Capital Markets PLC, 2.750%, 05/10/23	982,115	0.0
500,000		BP Capital Markets PLC, 3.062%, 03/17/22	512,719	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/24	255,803	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/24	520,561	0.0
1,650,000		Cameron International Corp., 3.600%, 04/30/22	1,678,109	0.1
400,000		Cameron International Corp., 3.700%, 06/15/24	400,434	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/24	224,948	0.0
300,000		Chevron Corp., 1.104%, 12/05/17	299,579	0.0
300,000		Chevron Corp., 2.355%, 12/05/22	300,252	0.0
500,000	L	Chevron Corp., 3.326%, 11/17/25	515,550	0.0
500,000		CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	497,182	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	485,205	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	739,023	0.0
500,000		CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	499,373	0.0
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	777,355	0.0
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	262,755	0.0
500,000		ConocoPhillips Co., 4.150%, 11/15/34	448,269	0.0
500,000	L	ConocoPhillips Co., 3.350%, 05/15/25	479,882	0.0
500,000		ConocoPhillips Co., 4.200%, 03/15/21	522,230	0.0
500,000	L	ConocoPhillips Co., 4.300%, 11/15/44	434,159	0.0
500,000		ConocoPhillips Co., 4.950%, 03/15/26	523,205	0.0
2,000,000		ConocoPhillips Co., 6.500%, 02/01/39	2,220,568	0.1
400,000		Devon Energy Corp., 3.250%, 05/15/22	338,934	0.0
1,750,000		Devon Energy Corp., 4.000%, 07/15/21	1,560,760	0.1
1,000,000		Devon Energy Corp., 5.000%, 06/15/45	749,000	0.0
500,000	L	Devon Energy Corp., 5.850%, 12/15/25	483,696	0.0
500,000		Ecopetrol SA, 4.125%, 01/16/25	425,000	0.0
400,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	380,918	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/24	225,757	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/44	199,706	0.0
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	434,515	0.0
500,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	485,370	0.0
800,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	720,520	0.0
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	1,669,759	0.1
400,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	269,989	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	497,440	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	100,047	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/44	$94,183	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,689,037	0.1
300,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	268,654	0.0
400,000		EOG Resources, Inc., 2.450%, 04/01/20	396,859	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/23	1,853,970	0.1
500,000		EOG Resources, Inc., 3.900%, 04/01/35	462,911	0.0
250,000		EOG Resources, Inc., 4.150%, 01/15/26	259,743	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/23	509,138	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/26	512,613	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/46	531,700	0.0
1,000,000		Halliburton Co., 1.000%, 08/01/16	999,934	0.1
500,000		Halliburton Co., 2.700%, 11/15/20	508,157	0.0
500,000		Halliburton Co., 2.000%, 08/01/18	503,075	0.0
500,000		Halliburton Co., 3.375%, 11/15/22	509,415	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	505,531	0.0
500,000		Halliburton Co., 3.800%, 11/15/25	500,901	0.0
500,000		Halliburton Co., 4.750%, 08/01/43	464,913	0.0
500,000		Halliburton Co., 4.850%, 11/15/35	501,012	0.0
1,500,000		Hess Corp., 5.600%, 02/15/41	1,342,516	0.1
1,350,000		Hess Corp., 8.125%, 02/15/19	1,480,594	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	482,046	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	453,880	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	346,768	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	2,834,323	0.1
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	641,540	0.0
300,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	295,704	0.0
500,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	476,679	0.0
500,000	L	Kinder Morgan, Inc./DE, 5.050%, 02/15/46	426,154	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	445,978	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,259,103	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	670,402	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	407,993	0.0
250,000	L	Marathon Oil Corp., 3.850%, 06/01/25	203,611	0.0
1,000,000		Marathon Oil Corp., 5.200%, 06/01/45	700,597	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/44	321,304	0.0
300,000		Noble Energy, Inc., 3.900%, 11/15/24	283,248	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/44	598,424	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/45	261,646	0.0
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,453,335	0.1
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/43	913,430	0.0
1,000,000		Petrobras Global Finance BV, 2.000%, 05/20/16	998,800	0.1
250,000		Phillips 66, 4.650%, 11/15/34	248,812	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	505,942	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	254,894	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	252,192	0.0
750,000	L	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/25	695,193	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	188,160	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	749,723	0.0
500,000	L	Shell International Finance BV, 2.250%, 11/10/20	506,750	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/35	1,540,371	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/45	251,709	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	534,551	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
250,000		Statoil ASA, 2.250%, 11/08/19	$253,283	0.0
250,000		Statoil ASA, 2.750%, 11/10/21	253,635	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	477,842	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,183,817	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	447,246	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/21	491,762	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	395,842	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	1,938,874	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	499,822	0.0
500,000		Total Capital International SA, 1.000%, 08/12/16	499,549	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	515,045	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,850,200	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	508,407	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/34	1,914,650	0.1
1,000,000		TransCanada PipeLines Ltd., 7.625%, 01/15/39	1,204,062	0.1
250,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	249,739	0.0
1,000,000		Valero Energy Corp., 6.625%, 06/15/37	1,088,080	0.1
400,000		Williams Partners L.P., 3.600%, 03/15/22	328,881	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	416,628	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/25	322,620	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/45	361,000	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	375,841	0.0
			82,810,290	2.3

		Financial: 7.1%
500,000		Abbey National Treasury Services PLC/United Kingdom, 2.500%, 03/14/19	505,989	0.0
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/23	758,844	0.0
1,000,000	L	Chubb INA Holdings, Inc., 5.800%, 03/15/18	1,081,903	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,052,344	0.1
500,000		American International Group, Inc., 2.300%, 07/16/19	504,861	0.0
900,000		American International Group, Inc., 4.500%, 07/16/44	852,358	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,652,091	0.1
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	399,764	0.0
1,500,000		Allstate Corp., 3.150%, 06/15/23	1,545,153	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	6,947,279	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	503,719	0.0
500,000		American International Group, Inc., 3.300%, 03/01/21	511,978	0.0
250,000		American International Group, Inc., 4.700%, 07/10/35	248,199	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	513,414	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	1,011,295	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,303,194	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	723,577	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	941,976	0.0
500,000		Aon PLC, 4.600%, 06/14/44	489,344	0.0
500,000		Aon PLC, 4.750%, 05/15/45	509,406	0.0
400,000	L	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	425,453	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	498,191	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	501,790	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,210,501	0.1
1,000,000		Bank of America Corp., 2.000%, 01/11/18	1,004,660	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	509,239	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	4,040,860	0.1
1,000,000		Bank of America Corp., 3.875%, 03/22/17	1,023,432	0.0
1,500,000		Bank of America Corp., 3.950%, 04/21/25	1,496,776	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/23	1,056,792	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/26	1,019,050	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000	Bank of America Corp., 4.000%, 04/01/24	$525,580	0.0
2,000,000	Bank of America Corp., 4.450%, 03/03/26	2,069,272	0.1
1,610,000	Bank of America Corp., 5.650%, 05/01/18	1,729,349	0.1
1,900,000	Bank of America Corp., 5.700%, 01/24/22	2,185,500	0.1
1,000,000	Bank of Montreal, 1.300%, 07/15/16	1,001,770	0.0
1,000,000	Bank of Montreal, 1.400%, 09/11/17	1,003,130	0.0
500,000	Bank of New York Mellon Corp., 2.500%, 04/15/21	510,463	0.0
1,000,000	Bank of New York Mellon Corp., 1.300%, 01/25/18	1,001,754	0.0
1,000,000	Bank of New York Mellon Corp., 1.350%, 03/06/18	1,001,789	0.0
1,000,000	Bank of New York Mellon Corp., 2.100%, 08/01/18	1,015,498	0.0
500,000	Bank of Nova Scotia, 1.375%, 12/18/17	499,822	0.0
1,000,000	Bank of Nova Scotia, 1.375%, 07/15/16	1,001,936	0.0
1,000,000	Bank of Nova Scotia, 1.850%, 04/14/20	996,959	0.0
500,000	Bank of Nova Scotia, 2.050%, 06/05/19	503,163	0.0
500,000	Bank of Nova Scotia, 4.500%, 12/16/25	500,360	0.0
750,000	Barclays PLC, 2.875%, 06/08/20	740,081	0.0
750,000	Barclays PLC, 3.250%, 01/12/21	748,924	0.0
750,000	Barclays PLC, 4.375%, 01/12/26	737,415	0.0
250,000	Barclays PLC, 5.250%, 08/17/45	252,743	0.0
1,000,000	BB&T Corp., 1.600%, 08/15/17	1,001,633	0.0
250,000	BB&T Corp., 2.450%, 01/15/20	254,558	0.0
1,000,000	BB&T Corp., 3.950%, 03/22/22	1,060,020	0.1
750,000	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	753,361	0.0
1,000,000	Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,008,596	0.0
500,000	Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	509,700	0.0
1,020,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,064,156	0.1
750,000	Berkshire Hathaway, Inc., 1.550%, 02/09/18	757,270	0.0
500,000	BlackRock, Inc., 5.000%, 12/10/19	559,813	0.0
250,000	BNP Paribas SA, 1.375%, 03/17/17	250,323	0.0
250,000	BNP Paribas SA, 2.450%, 03/17/19	254,488	0.0
500,000	BNP Paribas SA, 3.250%, 03/03/23	515,887	0.0
4,500,000	Boston Properties L.P., 5.625%, 11/15/20	5,062,680	0.2
500,000	Branch Banking & Trust Co., 3.625%, 09/16/25	524,587	0.0
400,000	Branch Banking & Trust Co., 3.800%, 10/30/26	425,542	0.0
500,000	Brandywine Operating Partnership L.P., 3.950%, 02/15/23	496,982	0.0
550,000	Capital One Financial Corp., 2.350%, 08/17/18	553,213	0.0
500,000	Capital One Financial Corp., 2.450%, 04/24/19	505,797	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/25	496,148	0.0
500,000	Capital One Financial Corp., 3.750%, 04/24/24	515,568	0.0
500,000	Capital One Financial Corp., 4.200%, 10/29/25	507,462	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,300,192	0.1
500,000	Citigroup, Inc., 2.500%, 07/29/19	507,230	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	2,003,396	0.1
500,000	Citigroup, Inc., 3.750%, 06/16/24	519,014	0.0
750,000	Citigroup, Inc., 4.050%, 07/30/22	781,822	0.0
500,000	Citigroup, Inc., 4.300%, 11/20/26	498,881	0.0
1,000,000	Citigroup, Inc., 4.450%, 09/29/27	1,009,004	0.0
500,000	Citigroup, Inc., 4.400%, 06/10/25	511,033	0.0
500,000	Citigroup, Inc., 4.600%, 03/09/26	513,917	0.0
700,000	Citigroup, Inc., 4.000%, 08/05/24	707,885	0.0
2,000,000	Citigroup, Inc., 5.300%, 05/06/44	2,100,954	0.1
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	1,174,535	0.1
1,115,000	Citigroup, Inc., 8.125%, 07/15/39	1,655,027	0.1
1,000,000	CME Group, Inc., 3.000%, 09/15/22	1,038,244	0.1
300,000	CNA Financial Corp., 4.500%, 03/01/26	304,843	0.0
500,000	Comerica Bank, 2.500%, 06/02/20	502,483	0.0
500,000	Comerica, Inc., 2.125%, 05/23/19	495,417	0.0
250,000	Comerica, Inc., 3.800%, 07/22/26	243,169	0.0
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	503,944	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
250,000		Compass Bank, 2.750%, 09/29/19	$249,210	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.250%, 01/14/19	507,951	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	513,538	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	517,968	0.0
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,018,019	0.0
5,500,000		Credit Suisse New York, 6.000%, 02/15/18	5,865,777	0.2
1,000,000		Deutsche Bank AG/London, 3.700%, 05/30/24	989,260	0.0
750,000		Deutsche Bank AG, 2.950%, 08/20/20	753,964	0.0
500,000	L	Deutsche Bank AG, 3.125%, 01/13/21	497,874	0.0
400,000		Deutsche Bank AG, 4.100%, 01/13/26	395,114	0.0
800,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	802,625	0.0
500,000		Discover Bank/Greenwood DE, 3.100%, 06/04/20	504,336	0.0
500,000		Discover Bank/Greenwood DE, 3.200%, 08/09/21	500,300	0.0
400,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	403,043	0.0
500,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	523,649	0.0
500,000		Discover Financial Services, 3.950%, 11/06/24	495,234	0.0
500,000		EPR Properties, 4.500%, 04/01/25	486,157	0.0
500,000		ERP Operating L.P., 3.375%, 06/01/25	516,333	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/44	532,995	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	2,088,832	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/24	422,510	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/19	250,883	0.0
7,801,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	8,459,810	0.3
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	508,437	0.0
500,000		Goldman Sachs Group, Inc., 2.875%, 02/25/21	509,594	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,118,210	0.1
500,000		Goldman Sachs Group, Inc., 3.750%, 02/25/26	512,652	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/25	512,960	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,035,445	0.1
500,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	510,006	0.0
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	866,803	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,238,966	0.2
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,774,672	0.2
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,400,192	0.1
500,000		HCP, Inc., 2.625%, 02/01/20	493,745	0.0
250,000		HCP, Inc., 3.875%, 08/15/24	241,808	0.0
500,000		HCP, Inc., 4.000%, 06/01/25	481,611	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/23	497,703	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	520,534	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	733,187	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/21	408,531	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/26	309,752	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,006,506	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	998,336	0.0
250,000		HSBC USA, Inc., 2.250%, 06/23/19	250,826	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/24	254,309	0.0
1,000,000		Huntington National Bank, 1.350%, 08/02/16	1,001,075	0.0
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,008,849	0.0
500,000		Jefferies Group LLC, 5.125%, 04/13/18	518,519	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	904,819	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,503,737	0.1
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/20	1,025,044	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,500,000	JPMorgan Chase & Co., 3.375%, 05/01/23	$1,509,101	0.1
500,000	JPMorgan Chase & Co., 3.875%, 09/10/24	513,122	0.0
1,000,000	JPMorgan Chase & Co., 4.125%, 12/15/26	1,038,987	0.1
1,000,000	JPMorgan Chase & Co., 4.250%, 10/01/27	1,043,034	0.1
4,000,000	JPMorgan Chase & Co., 4.500%, 01/24/22	4,419,856	0.1
7,375,000	JPMorgan Chase & Co., 5.500%, 10/15/40	8,909,288	0.3
750,000	KeyBank NA/Cleveland OH, 1.650%, 02/01/18	750,746	0.0
500,000	KeyBank NA/Cleveland OH, 2.350%, 03/08/19	504,840	0.0
1,000,000	KFW, 1.625%, 03/15/21	1,004,493	0.0
2,000,000	KFW, 1.875%, 11/30/20	2,038,336	0.1
400,000	Kilroy Realty L.P., 4.250%, 08/15/29	411,960	0.0
250,000	Kilroy Realty L.P., 4.375%, 10/01/25	262,850	0.0
1,500,000	Lincoln National Corp., 4.200%, 03/15/22	1,578,531	0.1
500,000	Lloyds Bank PLC, 3.500%, 05/14/25	518,008	0.0
500,000	Lloyds Banking Group PLC, 4.650%, 03/24/26	496,736	0.0
250,000	Loews Corp., 3.750%, 04/01/26	255,857	0.0
250,000	Manufacturers & Traders Trust Co., 2.250%, 07/25/19	252,566	0.0
500,000	Manulife Financial Corp., 4.150%, 03/04/26	511,468	0.0
500,000	Manulife Financial Corp., 5.375%, 03/04/46	521,443	0.0
1,000,000	Markel Corp., 3.625%, 03/30/23	1,010,123	0.0
400,000	Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	407,619	0.0
500,000	MetLife, Inc., 3.048%, 12/15/22	508,488	0.0
1,000,000	MetLife, Inc., 3.600%, 11/13/25	1,026,328	0.1
500,000	MetLife, Inc., 3.600%, 04/10/24	518,046	0.0
500,000	MetLife, Inc., 4.050%, 03/01/45	474,312	0.0
400,000	MetLife, Inc., 4.125%, 08/13/42	382,966	0.0
300,000	MetLife, Inc., 4.721%, 12/15/44	313,551	0.0
1,500,000	Morgan Stanley, 2.125%, 04/25/18	1,512,632	0.1
500,000	Morgan Stanley, 3.700%, 10/23/24	517,996	0.0
500,000	Morgan Stanley, 3.875%, 01/27/26	522,841	0.0
1,000,000	Morgan Stanley, 4.100%, 05/22/23	1,033,195	0.1
500,000	Morgan Stanley, 4.350%, 09/08/26	515,862	0.0
800,000	Morgan Stanley, 4.875%, 11/01/22	871,053	0.0
10,500,000	Morgan Stanley, 6.625%, 04/01/18	11,478,359	0.3
500,000	MUFG Union Bank NA, 2.250%, 05/06/19	503,282	0.0
500,000	National Australia Bank Ltd/New York, 1.300%, 07/25/16	500,966	0.0
500,000	National Retail Properties, Inc., 3.900%, 06/15/24	513,573	0.0
300,000	National Retail Properties, Inc., 4.000%, 11/15/25	309,302	0.0
250,000	National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	254,788	0.0
300,000	Northern Trust Corp., 2.375%, 08/02/22	306,229	0.0
250,000	Northern Trust Corp., 3.950%, 10/30/25	270,113	0.0
1,000,000	NYSE Euronext, 2.000%, 10/05/17	1,007,375	0.0
500,000	PNC Bank NA, 2.700%, 11/01/22	497,133	0.0
1,000,000	PNC Bank NA, 2.950%, 01/30/23	1,008,640	0.0
500,000	PNC Financial Services Group, Inc., 2.854%, 11/09/22	506,492	0.0
500,000	PNC Funding Corp., 3.300%, 03/08/22	524,021	0.0
500,000	Primerica, Inc., 4.750%, 07/15/22	540,740	0.0
300,000	Principal Financial Group, Inc., 1.850%, 11/15/17	300,743	0.0
300,000	Principal Financial Group, Inc., 3.125%, 05/15/23	297,527	0.0
1,000,000	Principal Financial Group, Inc., 3.300%, 09/15/22	1,017,305	0.0
1,000,000	Private Export Funding Corp., 1.450%, 08/15/19	1,012,858	0.0
1,000,000	Private Export Funding Corp., 2.250%, 03/15/20	1,033,862	0.1
1,000,000	Private Export Funding Corp., 2.300%, 09/15/20	1,038,243	0.1
1,000,000	Private Export Funding Corp., 3.250%, 06/15/25	1,071,129	0.1
1,000,000	Private Export Funding Corp., 3.550%, 01/15/24	1,098,730	0.1
500,000	ProLogis L.P., 2.750%, 02/15/19	511,662	0.0
500,000	ProLogis L.P., 4.250%, 08/15/23	542,520	0.0
400,000	Protective Life Corp., 7.375%, 10/15/19	465,585	0.0
500,000	Prudential Financial, Inc., 5.375%, 05/15/45	495,625	0.0
3,800,000	Prudential Financial, Inc., 6.200%, 11/15/40	4,476,525	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000		Realty Income Corp., 3.875%, 07/15/24	$406,368	0.0
300,000		Realty Income Corp., 4.125%, 10/15/26	309,266	0.0
500,000		Regions Financial Corp., 3.200%, 02/08/21	504,931	0.0
750,000		Royal Bank of Canada, 1.500%, 01/16/18	752,270	0.0
500,000		Royal Bank of Canada, 4.650%, 01/27/26	508,586	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/26	502,905	0.0
500,000		Royal Bank of Scotland PLC, 1.875%, 03/31/17	499,131	0.0
500,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	495,101	0.0
400,000		Santander Issuances SAU, 5.179%, 11/19/25	388,469	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/21	755,565	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/19	249,444	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/24	242,649	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	1,057,964	0.1
500,000		Simon Property Group L.P., 4.250%, 10/01/44	516,440	0.0
1,500,000		State Street Corp., 3.100%, 05/15/23	1,516,524	0.1
500,000		State Street Corp., 3.550%, 08/18/25	532,887	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	491,791	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/19	252,594	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/21	508,179	0.0
250,000		Synchrony Financial, 3.750%, 08/15/21	257,053	0.0
250,000		Synchrony Financial, 3.000%, 08/15/19	254,214	0.0
300,000		Synchrony Financial, 4.250%, 08/15/24	305,067	0.0
250,000		Synchrony Financial, 4.500%, 07/23/25	257,732	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,267,162	0.1
700,000		UBS AG/Stamford CT, 2.375%, 08/14/19	711,423	0.0
500,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	502,386	0.0
500,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	500,548	0.0
750,000		US Bancorp, 2.950%, 07/15/22	770,707	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	1,044,483	0.1
500,000		US Bancorp, 5.125%, 12/29/49	512,500	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	504,039	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	602,062	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/25	247,162	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/26	514,668	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/20	1,128,555	0.1
1,000,000		Visa, Inc., 2.800%, 12/14/22	1,044,870	0.1
500,000		Visa, Inc., 3.150%, 12/14/25	522,820	0.0
500,000		Visa, Inc., 4.150%, 12/14/35	538,518	0.0
500,000		Visa, Inc., 4.300%, 12/14/45	548,583	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/23	1,026,756	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/27	531,509	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/21	8,886,104	0.3
500,000		Wells Fargo & Co., 4.900%, 11/17/45	537,585	0.0
3,983,000		Wells Fargo & Co., 5.606%, 01/15/44	4,575,384	0.1
500,000		Welltower, Inc., 2.250%, 03/15/18	503,048	0.0
500,000		Welltower, Inc., 4.000%, 06/01/25	501,442	0.0
1,000,000		Westpac Banking Corp., 1.600%, 01/12/18	1,001,570	0.0
500,000		Westpac Banking Corp., 2.000%, 08/14/17	504,861	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,080,710	0.1
400,000		XLIT Ltd., 2.300%, 12/15/18	401,624	0.0
			261,575,694	7.1

		Industrial: 1.9%
500,000		3M Co., 2.000%, 06/26/22	509,402	0.0
200,000		3M Co., 3.875%, 06/15/44	208,393	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,318,819	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/23	1,047,253	0.1
398,000		Agilent Technologies, Inc., 6.500%, 11/01/17	422,074	0.0
400,000		Arrow Electronics, Inc., 3.500%, 04/01/22	401,462	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/19	833,631	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
500,000		Boeing Co., 3.300%, 03/01/35	$485,192	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	558,409	0.0
500,000		Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	520,839	0.0
4,000,000		Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,281,416	0.1
500,000		Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	530,443	0.0
500,000		Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	539,085	0.0
400,000		Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	457,546	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/22	1,001,991	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/45	770,764	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/35	771,141	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	1,003,120	0.1
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	300,476	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/23	299,236	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/23	537,117	0.0
300,000		Caterpillar, Inc., 1.500%, 06/26/17	301,694	0.0
1,500,000		Caterpillar, Inc., 2.600%, 06/26/22	1,521,078	0.1
250,000		Caterpillar, Inc., 3.400%, 05/15/24	263,269	0.0
250,000	L	Caterpillar, Inc., 4.300%, 05/15/44	261,355	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	747,322	0.0
500,000		CSX Corp., 3.950%, 05/01/50	458,910	0.0
1,000,000		CSX Corp., 4.100%, 03/15/44	990,978	0.1
1,000,000		CSX Corp., 4.400%, 03/01/43	1,010,032	0.1
1,580,000		Cummins, Inc., 7.125%, 03/01/28	2,067,646	0.1
1,010,000		Dover Corp., 4.300%, 03/01/21	1,110,371	0.1
250,000		FedEx Corp., 2.300%, 02/01/20	254,313	0.0
200,000		FedEx Corp., 3.875%, 08/01/42	187,047	0.0
500,000		FedEx Corp., 4.750%, 11/15/45	531,452	0.0
500,000		General Dynamics Corp., 1.000%, 11/15/17	501,191	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/22	506,149	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/42	501,632	0.0
430,000		General Electric Capital Corp., 5.875%, 01/14/38	562,067	0.0
1,861,000		General Electric Capital Corp., 6.750%, 03/15/32	2,547,037	0.1
500,000		General Electric Co., 2.700%, 10/09/22	520,406	0.0
879,000		General Electric Co., 5.250%, 12/06/17	942,741	0.0
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,255,296	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/24	539,734	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	506,741	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	251,289	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	258,549	0.0
500,000		John Deere Capital Corp., 1.950%, 01/08/19	507,484	0.0
750,000		John Deere Capital Corp., 2.800%, 03/04/21	775,579	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/24	522,682	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/19	470,734	0.0
800,000		L-3 Communications Corp., 4.950%, 02/15/21	841,127	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/20	512,898	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/23	519,543	0.0
1,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	1,059,950	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/26	1,060,674	0.1
250,000		Lockheed Martin Corp., 3.600%, 03/01/35	244,036	0.0
500,000		Lockheed Martin Corp., 4.500%, 05/15/36	539,747	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/46	561,574	0.0
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	1,943,164	0.1
500,000		Norfolk Southern Corp., 4.450%, 06/15/45	518,518	0.0
1,000,000		Norfolk Southern Corp., 4.800%, 08/15/43	1,081,591	0.1
500,000		Northrop Grumman Corp., 3.850%, 04/15/45	497,093	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
200,000		Packaging Corp. of America, 3.650%, 09/15/24	$198,806	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/34	265,853	0.0
3,800,000		Raytheon Co., 3.125%, 10/15/20	4,051,784	0.1
2,000,000		Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,281,452	0.1
500,000		Roper Industries, Inc., 1.850%, 11/15/17	500,681	0.0
1,250,000		Roper Industries, Inc., 2.050%, 10/01/18	1,262,931	0.1
500,000		Ryder System, Inc., 2.450%, 09/03/19	500,974	0.0
500,000		Ryder System, Inc., 2.500%, 03/01/17	505,019	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	353,596	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/20	494,292	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/22	305,479	0.0
750,000		Textron, Inc., 3.650%, 03/01/21	773,988	0.0
500,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	501,270	0.0
250,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	253,297	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	408,649	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	264,067	0.0
250,000		Tyco International Finance S.A., 5.125%, 09/14/45	268,793	0.0
250,000		Union Pacific Corp., 2.250%, 02/15/19	255,413	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/26	509,375	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/23	505,147	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/35	241,391	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/24	272,970	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/45	771,437	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/43	526,974	0.0
250,000		Union Pacific Corp., 4.850%, 06/15/44	286,161	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	401,317	0.0
500,000		United Technologies Corp., 1.800%, 06/01/17	504,958	0.0
750,000		United Technologies Corp., 3.100%, 06/01/22	795,032	0.0
500,000		United Technologies Corp., 4.150%, 05/15/45	520,422	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	543,184	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	525,614	0.0
			68,902,828	1.9

		Technology: 1.1%
500,000		Analog Devices, Inc., 3.900%, 12/15/25	540,917	0.0
1,500,000		Apple Inc., 1.000%, 05/03/18	1,503,745	0.1
250,000		Apple, Inc., 1.050%, 05/05/17	250,963	0.0
500,000		Apple, Inc., 2.100%, 05/06/19	514,344	0.0
500,000		Apple, Inc., 2.150%, 02/09/22	505,175	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/23	1,007,431	0.1
500,000		Apple, Inc., 2.850%, 05/06/21	525,185	0.0
1,000,000		Apple, Inc., 3.250%, 02/23/26	1,044,325	0.1
500,000		Apple, Inc., 3.450%, 02/09/45	452,912	0.0
500,000		Apple, Inc., 3.450%, 05/06/24	534,057	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/43	975,034	0.0
400,000		Apple, Inc., 4.375%, 05/13/45	420,003	0.0
500,000		Apple, Inc., 4.450%, 05/06/44	530,848	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/46	1,094,695	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/25	531,280	0.0
600,000		Autodesk, Inc., 1.950%, 12/15/17	597,347	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	399,072	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/25	256,053	0.0
750,000		EMC Corp./MA, 1.875%, 06/01/18	735,270	0.0
750,000		EMC Corp./MA, 2.650%, 06/01/20	704,614	0.0
500,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	517,501	0.0
321,000		Hewlett-Packard Co., 3.750%, 12/01/20	332,635	0.0
500,000	#	HP Enterprise Co., 3.600%, 10/15/20	520,664	0.0
500,000	#	HP Enterprise Co., 4.400%, 10/15/22	523,252	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	1,004,691	0.0
500,000		International Business Machines Corp., 1.875%, 05/15/19	507,646	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/21	1,053,795	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	$1,064,179	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/26	1,051,512	0.1
600,000		Intel Corp., 1.350%, 12/15/17	605,077	0.0
260,000		Intel Corp., 3.700%, 07/29/25	285,242	0.0
250,000		Intel Corp., 4.900%, 07/29/45	280,992	0.0
400,000		Lam Research Corp., 3.800%, 03/15/25	383,678	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	752,419	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	1,016,101	0.1
500,000		Microsoft Corp., 3.125%, 11/03/25	525,927	0.0
250,000		Microsoft Corp., 3.500%, 02/12/35	245,397	0.0
750,000		Microsoft Corp., 3.625%, 12/15/23	822,482	0.0
250,000		Microsoft Corp., 3.750%, 02/12/45	248,366	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/35	1,074,286	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/45	1,108,323	0.1
250,000		Microsoft Corp., 4.875%, 12/15/43	290,841	0.0
300,000		NetApp Inc., 2.000%, 12/15/17	299,421	0.0
250,000		NetApp, Inc., 3.375%, 06/15/21	251,623	0.0
1,000,000		Oracle Corp., 1.200%, 10/15/17	1,005,819	0.0
500,000		Oracle Corp., 2.250%, 10/08/19	516,263	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	509,355	0.0
750,000		Oracle Corp., 2.800%, 07/08/24	786,108	0.0
750,000		Oracle Corp., 2.950%, 05/15/25	769,520	0.0
500,000		Oracle Corp., 3.400%, 07/08/21	532,663	0.0
750,000		Oracle Corp., 3.900%, 05/15/35	753,665	0.0
750,000		Oracle Corp., 4.125%, 05/15/45	768,434	0.0
600,000		Oracle Corp., 4.300%, 07/08/34	632,357	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,786,407	0.1
500,000		Qualcomm, Inc., 3.000%, 05/20/22	522,059	0.0
850,000		Qualcomm, Inc., 4.650%, 05/20/35	874,331	0.0
350,000		Qualcomm, Inc., 4.800%, 05/20/45	347,613	0.0
250,000		Xerox Corp., 2.750%, 03/15/19	246,457	0.0
400,000		Xerox Corp., 2.750%, 09/01/20	373,170	0.0
400,000		Xerox Corp., 2.800%, 05/15/20	377,558	0.0
400,000		Xerox Corp., 2.950%, 03/15/17	402,516	0.0
500,000		Xerox Corp., 3.500%, 08/20/20	483,055	0.0
400,000	L	Xerox Corp., 3.800%, 05/15/24	365,654	0.0
250,000	L	Xerox Corp., 4.800%, 03/01/35	247,917	0.0
465,000		Xerox Corp., 6.350%, 05/15/18	496,466	0.0
			40,686,707	1.1

		Utilities: 2.1%
500,000		Alabama Power Co., 4.150%, 08/15/44	522,687	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/22	306,297	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/44	272,148	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/44	503,226	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/45	776,704	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/20	253,091	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/24	418,319	0.0
500,000	L	Atmos Energy Corp., 4.125%, 10/15/44	513,752	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,046,506	0.1
250,000		CMS Energy Corp., 3.875%, 03/01/24	264,948	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/44	266,900	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	546,273	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	546,821	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	436,696	0.0
300,000	L	Consumers Energy Co., 2.850%, 05/15/22	307,237	0.0
250,000		Delmarva Power & Light Co., 3.500%, 11/15/23	266,129	0.0
200,000		Dominion Gas Holdings LLC, 2.500%, 12/15/19	203,266	0.0
500,000		Dominion Gas Holdings LLC, 2.800%, 11/15/20	511,277	0.0
200,000		Dominion Gas Holdings LLC, 3.600%, 12/15/24	205,797	0.0
250,000		DTE Electric Co., 4.300%, 07/01/44	269,860	0.0
400,000		DTE Energy Co., 3.500%, 06/01/24	411,964	0.0
400,000		DTE Energy Co., 3.850%, 12/01/23	421,886	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	$506,109	0.0
300,000		Duke Energy Corp., 1.625%, 08/15/17	300,607	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/18	402,170	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/23	532,038	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/45	534,308	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/45	797,860	0.0
150,000		Duke Energy Progress, Inc., 4.150%, 12/01/44	157,971	0.0
1,500,000		Duke Energy Progress, Inc., 4.375%, 03/30/44	1,635,627	0.1
500,000		Edison International, 2.950%, 03/15/23	505,470	0.0
500,000		Empresa Nacional de Electricidad SA/Chile, 4.250%, 04/15/24	521,938	0.0
400,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	428,141	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	427,622	0.0
1,000,000		Entergy Corp., 4.700%, 01/15/17	1,018,372	0.1
500,000		Entergy Louisiana LLC, 4.950%, 01/15/45	512,200	0.0
1,500,000	#	Exelon Corp., 4.950%, 06/15/35	1,606,537	0.1
750,000	#	Exelon Corp., 5.100%, 06/15/45	819,938	0.0
2,260,000		Exelon Generation Co., LLC, 5.200%, 10/01/19	2,463,716	0.1
500,000		Florida Power & Light Co., 3.250%, 06/01/24	529,983	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/42	766,383	0.0
2,000,000		Florida Power & Light Co., 4.050%, 06/01/42	2,123,252	0.1
500,000		Georgia Power Co., 3.250%, 04/01/26	513,220	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/46	516,745	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/24	250,774	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	571,263	0.0
3,500,000		Kentucky Utilities Co., 5.125%, 11/01/40	4,184,502	0.1
3,765,000		Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,676,691	0.2
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,602,416	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	297,588	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/25	919,840	0.0
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	1,006,706	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	535,523	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	520,160	0.0
2,595,000		Ohio Power Co., 5.375%, 10/01/21	2,957,387	0.1
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/44	252,866	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	273,438	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	811,865	0.0
500,000		Pacific Gas & Electric Co., 2.950%, 03/01/26	508,877	0.0
1,000,000		Pacific Gas & Electric Co., 3.250%, 06/15/23	1,037,846	0.1
1,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	1,968,859	0.1
500,000	L	Pacific Gas & Electric Co., 4.300%, 03/15/45	540,908	0.0
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	571,501	0.0
750,000		PECO Energy Co., 4.150%, 10/01/44	783,374	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/34	254,169	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	501,025	0.0
1,000,000		Progress Energy, Inc., 4.400%, 01/15/21	1,081,270	0.1
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	3,598,832	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	999,824	0.0
750,000	L	Public Service Electric & Gas Co., 3.800%, 01/01/43	765,091	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/44	261,977	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,825,682	0.1
500,000		Sempra Energy, 2.850%, 11/15/20	509,119	0.0
750,000		Sempra Energy, 3.550%, 06/15/24	762,719	0.0
250,000		Sempra Energy, 3.750%, 11/15/25	256,428	0.0
250,000		South Carolina Electric & Gas Co., 5.100%, 06/01/65	284,507	0.0
1,756,508		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,895,376	0.1
3,915,000		Southern California Edison Co., 3.875%, 06/01/21	4,262,006	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
500,000		Southern California Edison Co., 3.900%, 03/15/43	$514,819	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	568,848	0.0
500,000		Southern Co., 2.750%, 06/15/20	507,627	0.0
500,000		Southern Power Co., 4.150%, 12/01/25	516,417	0.0
250,000		Union Electric Co., 3.500%, 04/15/24	267,377	0.0
300,000		Union Electric Co., 3.900%, 09/15/42	309,367	0.0
500,000		Virginia Electric and Power Co., 1.200%, 01/15/18	498,433	0.0
500,000		Virginia Electric and Power Co., 4.450%, 02/15/44	547,772	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/37	1,958,526	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/42	1,048,055	0.1
500,000		Westar Energy, Inc., 4.625%, 09/01/43	564,050	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/44	270,979	0.0
500,000		Wisconsin Power & Light Co., 4.100%, 10/15/44	523,613	0.0
			77,518,283	2.1

	Total Corporate Bonds/Notes
	(Cost $874,645,478)		906,433,852	24.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.1%
2,000,000	#	BAMLL Commercial Mortgage Securities Trust 2015-200P, 3.218%, 04/14/33	2,070,084	0.1
361,519		Banc of America Commercial Mortgage, Inc., 5.543%, 06/10/49	370,484	0.0
751,028		Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	751,226	0.0
3,000,000		Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,283,899	0.1
1,994,000		Citigroup Commercial Mortgage Trust, 5.705%, 12/10/49	2,056,165	0.1
902,016		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	941,336	0.0
650,000		COMM 2015-CCRE23 Mortgage Trust, 3.230%, 05/10/48	673,835	0.0
1,115,000		Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,180,974	0.0
1,215,000	#	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,249,441	0.0
870,995		Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	876,667	0.0
2,000,000		Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,017,419	0.1
952,197		Credit Suisse Mortgage Capital Certificates, 5.941%, 09/15/39	986,895	0.0
988,355		CW Capital Cobalt Ltd., 5.762%, 05/15/46	1,022,171	0.0
500,000		Deutsche Bank Commercial Mortgage Trust, 3.276%, 02/10/26	514,996	0.0
272,353		Greenwich Capital Commercial Funding Corp., 5.892%, 07/10/38	272,772	0.0
595,000		GS Mortgage Securities Corp. II, 2.773%, 11/10/45	607,330	0.0
116,966		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	117,691	0.0
3,078,377		GS Mortgage Securities Corp. II, 5.794%, 08/10/45	3,174,541	0.1
599,907		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4, 5.552%, 05/12/45	601,920	0.0
1,065,642		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,082,012	0.0
2,046,639		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,082,940	0.1
1,698,964		JPMorgan Chase Commercial Mortgage Securities Corp., 5.699%, 02/12/49	1,745,835	0.0
1,735,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,764,781	0.1
408,747		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.864%, 08/12/49	423,715	0.0
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, 3.526%, 12/15/47	2,115,519	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	$3,325,513	0.1
105,000		Morgan Stanley Capital I Trust 2007-HQ11, 5.447%, 02/12/44	106,746	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.440%, 09/15/47	105,141	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.440%, 09/15/47	101,688	0.0
2,000,000	#	Morgan Stanley Capital I Trust 2011-C3 E, 5.178%, 07/15/49	1,960,925	0.1
291,445	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	291,004	0.0
302,796		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	305,514	0.0
320,000		WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	343,813	0.0
2,000,000		Wells Fargo Commercial Mortgage Trust 2015-P2, 3.541%, 12/15/48	2,112,630	0.1

	Total Collateralized Mortgage Obligations
	(Cost $37,647,057)		40,637,622	1.1

MUNICIPAL BONDS: 0.9%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/39	6,621,149	0.2

		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/32	4,591,884	0.1

		New Jersey: 0.2%
3,425,000		New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,972,141	0.1
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,675,279	0.1
			7,647,420	0.2

		New York: 0.2%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/40	4,861,021	0.2

		Ohio: 0.1%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/41	4,838,715	0.1

		Washington: 0.1%
3,900,000		State of Washington, 5.140%, 08/01/40	4,827,108	0.1

	Total Municipal Bonds
	(Cost $27,054,367)		33,387,297	0.9

ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset-Backed Securities: 0.3%
1,000,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	997,669	0.0
1,200,000		Capital Auto Receivables Asset Trust / Ally, 1.690%, 10/22/18	1,203,239	0.1
1,000,000		CarMax Auto Owner Trust, 1.610%, 10/15/19	1,004,051	0.0
820,000	#	Ford Credit Auto Owner Trust 2014-REV2 A, 2.310%, 04/15/26	828,179	0.0
1,000,000		Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	997,038	0.0
2,100,000	#	Hyundai Auto Lease Securitization Trust 2015-A A4, 1.650%, 08/15/19	2,109,149	0.1
1,910,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	1,902,785	0.1
750,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	754,858	0.0
1,000,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	1,002,211	0.0
1,000,000		Toyota Auto Receivables 2015-C Owner Trust A4, 1.690%, 12/15/20	1,008,059	0.0
			11,807,238	0.3

		Credit Card Asset-Backed Securities: 0.3%
1,000,000		Capital One Multi-Asset Execution Trust, 2.080%, 03/15/23	1,014,777	0.0
1,310,000		Chase Issuance Trust, 1.300%, 02/18/20	1,315,140	0.1
1,490,000		Chase Issuance Trust, 5.230%, 04/15/19	1,544,547	0.1
500,000		Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	523,452	0.0
1,948,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,073,025	0.1
1,000,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	1,021,789	0.0
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,064,396	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: (continued)
1,000,000		Synchrony Credit Card Master Note Trust 2014-1 A, 1.600%, 04/15/21	$1,001,923	0.0
			9,559,049	0.3

		Other Asset-Backed Securities: 0.0%
154,311		AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	154,145	0.0
500,000		AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	510,153	0.0
			664,298	0.0

	Total Asset-Backed Securities
	(Cost $22,124,935)		22,030,585	0.6

U.S. TREASURY OBLIGATIONS: 38.7%
		U.S. Treasury Bonds: 6.6%
58,306,000	L	1.625%, due 02/15/26	57,490,649	1.6
20,000,000		2.125%, due 05/15/25	20,630,860	0.6
1,352,000		2.250%, due 11/15/25	1,407,665	0.0
2,000		2.750%, due 11/15/42	2,063	0.0
9,022,000		3.000%, due 11/15/44	9,740,232	0.3
47,597,000		3.000%, due 11/15/45	51,404,760	1.4
2,882,000		3.125%, due 02/15/43	3,194,236	0.1
5,686,000		3.125%, due 08/15/44	6,293,691	0.2
18,645,000		3.500%, due 02/15/39	22,206,848	0.6
13,888,000		3.625%, due 08/15/43	16,880,697	0.4
14,092,000		3.625%, due 02/15/44	17,104,715	0.5
13,251,000		3.750%, due 11/15/43	16,470,065	0.4
7,845,000		3.875%, due 08/15/40	9,840,109	0.3
6,505,000		4.375%, due 05/15/40	8,757,994	0.2
830,000		6.000%, due 02/15/26	1,148,837	0.0
			242,573,421	6.6

		U.S. Treasury Notes: 32.1%
5,000,000		0.500%, due 07/31/16	5,002,590	0.1
12,990,000		0.500%, due 08/31/16	12,996,131	0.4
10,595,000		0.500%, due 09/30/16	10,599,757	0.3
7,536,000		0.500%, due 01/31/17	7,531,441	0.2
6,417,000		0.500%, due 02/28/17	6,411,488	0.2
3,001,000		0.500%, due 03/31/17	2,997,951	0.1
13,521,000		0.625%, due 08/15/16	13,533,777	0.4
7,054,000		0.625%, due 10/15/16	7,061,442	0.2
16,290,000		0.625%, due 11/15/16	16,304,319	0.4
9,514,500		0.625%, due 12/15/16	9,521,008	0.3
10,000,000		0.625%, due 05/31/17	9,995,700	0.3
29,512,000		0.625%, due 06/30/17	29,499,310	0.8
20,000,000		0.625%, due 09/30/17	19,977,740	0.5
3,873,000		0.750%, due 01/15/17	3,878,143	0.1
6,188,000		0.750%, due 03/15/17	6,196,100	0.2
12,736,000		0.750%, due 10/31/17	12,743,209	0.3
2,285,600		0.750%, due 12/31/17	2,286,672	0.1
10,549,500		0.750%, due 01/31/18	10,554,036	0.3
20,000,000		0.750%, due 02/28/18	20,007,820	0.5
2,006,600		0.750%, due 04/15/18	2,006,443	0.1
10,000,000		0.750%, due 02/15/19	9,972,270	0.3
2,784,000		0.875%, due 04/15/17	2,790,960	0.1
1,547,000		0.875%, due 05/15/17	1,550,776	0.0
3,885,000		0.875%, due 06/15/17	3,895,396	0.1
6,000,000		0.875%, due 08/15/17	6,015,354	0.2
2,768,000		0.875%, due 10/15/17	2,775,028	0.1
1,864,000		0.875%, due 11/15/17	1,869,096	0.0
10,000,000		0.875%, due 11/30/17	10,025,780	0.3
1,918,000		0.875%, due 01/31/18	1,923,319	0.1
47,514,000		0.875%, due 03/31/18	47,654,119	1.3
785,000		1.000%, due 12/15/17	788,680	0.0
4,005,000		1.000%, due 12/31/17	4,024,400	0.1
210,800		1.000%, due 03/15/18	211,903	0.0
1,508,000		1.000%, due 05/15/18	1,515,510	0.0
6,220,000		1.000%, due 03/15/19	6,245,757	0.2
27,497,000		1.000%, due 08/31/19	27,546,412	0.8
10,000,000		1.125%, due 02/28/21	9,964,060	0.3
29,467,000		1.250%, due 11/30/18	29,803,690	0.8
10,029,000		1.250%, due 12/15/18	10,144,765	0.3
1,000		1.250%, due 10/31/19	1,009	0.0
11,755,000		1.250%, due 01/31/20	11,840,635	0.3
3,534,000		1.250%, due 02/29/20	3,558,572	0.1
43,048,000		1.250%, due 03/31/21	43,113,562	1.2
16,756,000		1.375%, due 09/30/18	16,998,510	0.5
933,000		1.375%, due 01/31/20	944,171	0.0
8,515,000		1.375%, due 02/29/20	8,612,454	0.2
9,022,000		1.375%, due 03/31/20	9,124,030	0.2
7,940,000		1.375%, due 04/30/20	8,025,601	0.2
7,000		1.375%, due 08/31/20	7,070	0.0
10,000,000		1.375%, due 10/31/20	10,085,160	0.3
19,814,000		1.500%, due 12/31/18	20,177,765	0.5
11,925,000		1.500%, due 01/31/19	12,144,873	0.3
5,048,000		1.500%, due 02/28/19	5,140,777	0.1
6,540,000		1.500%, due 03/31/19	6,662,880	0.2
5,304,000		1.500%, due 05/31/19	5,400,448	0.1
7,002,000		1.500%, due 11/30/19	7,122,350	0.2
752,000		1.500%, due 05/31/20	763,603	0.0
4,833,000		1.500%, due 01/31/22	4,859,147	0.1
94,403,000		1.500%, due 02/28/23	94,174,356	2.6
4,475,000		1.625%, due 03/31/19	4,573,504	0.1
2,317,000		1.625%, due 04/30/19	2,368,227	0.1
19,814,000		1.625%, due 07/31/19	20,254,782	0.6
12,097,000		1.625%, due 08/31/19	12,365,166	0.3
4,790,000		1.625%, due 12/31/19	4,893,474	0.1
2,976,000		1.625%, due 08/15/22	3,000,472	0.1
22,705,000		1.750%, due 09/30/19	23,301,892	0.6
3,064,000		1.750%, due 02/28/22	3,122,109	0.1
7,810,000		1.750%, due 04/30/22	7,949,877	0.2
18,000,000		1.750%, due 09/30/22	18,283,716	0.5
69,000		1.750%, due 01/31/23	69,978	0.0
48,163,000		1.875%, due 09/30/17	49,005,852	1.3
8,000,000		1.875%, due 11/30/21	8,220,160	0.2
10,000,000		1.875%, due 05/31/22	10,251,760	0.3
3,003,000		1.875%, due 08/31/22	3,074,261	0.1
24,900,000		2.000%, due 11/30/20	25,807,978	0.7
12,097,000		2.000%, due 02/28/21	12,543,077	0.3
4,000,000		2.000%, due 07/31/22	4,126,796	0.1
20,498,000		2.125%, due 01/31/21	21,385,584	0.6
3,700,000		2.125%, due 09/30/21	3,853,565	0.1
3,774,000		2.125%, due 12/31/21	3,926,802	0.1
10,105,000		2.125%, due 06/30/22	10,502,490	0.3
9,810,000		2.250%, due 03/31/21	10,291,112	0.3
8,794,000		2.250%, due 04/30/21	9,225,970	0.3
26,457,000		2.250%, due 11/15/24	27,600,551	0.8
42,155,000		2.375%, due 07/31/17	43,103,487	1.2
19,590,000		2.375%, due 12/31/20	20,646,410	0.6
9,874,000		2.500%, due 05/15/24	10,505,393	0.3
18,650,000		2.625%, due 04/30/18	19,379,980	0.5
26,255,000		2.750%, due 02/15/19	27,681,067	0.8
36,569,500		2.750%, due 11/15/23	39,630,038	1.1
42,052,000		2.750%, due 02/15/24	45,558,254	1.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
7,790,000		3.500%, due 05/15/20	$8,538,268	0.2
4,025,000		8.125%, due 08/15/19	4,983,534	0.1
			1,176,604,911	32.1

	Total U.S. Treasury Obligations
	(Cost $1,380,057,761)		1,419,178,332	38.7

FOREIGN GOVERNMENT BONDS: 3.6%
300,000		Asian Development Bank, 2.125%, 03/19/25	304,653	0.0
3,000,000	L	Colombia Government International Bond, 4.000%, 02/26/24	3,022,500	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,315,625	0.1
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,263,838	0.1
5,000,000		European Bank for Reconstruction & Development, 1.000%, 06/15/18	4,998,130	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,235,036	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/20	513,488	0.0
500,000	L	Export-Import Bank of Korea, 3.250%, 08/12/26	530,047	0.0
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	3,835,072	0.1
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/24	1,101,342	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/22	1,048,500	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	1,035,556	0.0
1,000,000		International Finance Corp., 1.250%, 07/16/18	1,004,840	0.0
3,695,000		International Finance Corp., 2.250%, 04/11/16	3,696,009	0.1
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/20	1,001,594	0.0
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,707,585	0.1
500,000	L	Korea International Bond, 4.125%, 06/10/44	622,070	0.0
10,000,000		KFW, 2.625%, 01/25/22	10,544,540	0.3
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	12,080,000	0.3
2,710,000	L	Nordic Investment Bank, 5.000%, 02/01/17	2,804,416	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,098,750	0.1
2,000,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	1,905,000	0.1
125,000	L	Petroleos Mexicanos, 4.250%, 01/15/25	116,094	0.0
1,000,000		Petroleos Mexicanos, 4.500%, 01/23/26	934,000	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	491,375	0.0
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	418,750	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	3,900,800	0.1
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	5,532,884	0.2
3,405,000		Poland Government International Bond, 5.125%, 04/21/21	3,812,207	0.1
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,407,631	0.2
1,000,000		Province of Ontario Canada, 1.875%, 05/21/20	1,010,119	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,763,376	0.4
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	5,000,000	0.1
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	178,405	0.0
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,332,482	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,268,850	0.2
3,000,000	L	Uruguay Government International Bond, 4.500%, 08/14/24	3,195,000	0.1

		Multi-National: 0.4%
4,206,000		Asian Development Bank, 1.625%, 03/16/21	4,238,243	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/21	6,739,269	0.2
1,000,000		Inter-American Development Bank, 1.875%, 03/15/21	1,017,573	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/19	2,006,268	0.1
			14,001,353	0.4

	Total Foreign Government Bonds
	(Cost $130,965,284)		133,031,917	3.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.5%
		Federal Home Loan Mortgage Corporation: 8.8%##
7,735,000		1.000%, due 03/08/17	7,761,214	0.2
21,246,000		1.000%, due 09/29/17	21,317,259	0.6
8,725,034		2.519%, due 02/01/42	9,173,051	0.3

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
10,040,000	W	3.000%, due 11/15/26	$10,477,681	0.3
17,270,000	W	3.000%, due 05/01/43	17,647,106	0.5
9,885,862		3.000%, due 04/01/45	10,141,754	0.3
9,905,150		3.000%, due 04/01/45	10,153,260	0.3
10,347,428		3.000%, due 09/01/45	10,606,616	0.3
66,121,000	W	3.500%, due 08/15/41	69,093,980	1.9
589,743		3.500%, due 01/01/42	618,314	0.0
3,356,544		3.500%, due 01/01/42	3,519,754	0.1
34,091,000		3.500%, due 03/01/46	35,724,292	1.0
4,515,000		3.750%, due 03/27/19	4,889,912	0.1
2,167,434		4.000%, due 01/01/25	2,293,801	0.1
305,497		4.000%, due 08/01/40	326,993	0.0
3,371,000	W	4.000%, due 12/15/40	3,598,016	0.1
2,866,815		4.000%, due 04/01/41	3,069,112	0.1
2,365,956		4.000%, due 05/01/41	2,532,585	0.1
93,892		4.000%, due 08/01/41	100,527	0.0
387,643		4.000%, due 12/01/41	414,797	0.0
1,977,169		4.000%, due 01/01/42	2,114,625	0.1
3,944,232		4.000%, due 03/01/42	4,219,966	0.1
4,986,904		4.000%, due 03/01/42	5,341,143	0.2
153,274		4.000%, due 12/01/42	165,035	0.0
1,788,401		4.000%, due 02/01/44	1,932,373	0.1
898,862		4.000%, due 03/01/44	970,715	0.0
1,582,035		4.000%, due 07/01/45	1,690,792	0.1
1,165,726		4.000%, due 09/01/45	1,246,879	0.0
1,590,491		4.000%, due 09/01/45	1,701,218	0.1
1,145,547		4.000%, due 09/01/45	1,225,296	0.0
12,119,788		4.000%, due 09/01/45	12,952,760	0.4
3,127,076		4.000%, due 10/01/45	3,342,372	0.1
13,482		4.500%, due 04/01/23	14,347	0.0
172,387		4.500%, due 03/01/39	187,473	0.0
501,486		4.500%, due 08/01/39	545,956	0.0
1,091,915		4.500%, due 09/01/39	1,188,882	0.0
799,622		4.500%, due 09/01/39	871,098	0.0
592,395		4.500%, due 09/01/39	645,070	0.0
1,331,377		4.500%, due 10/01/39	1,447,912	0.1
1,647,111		4.500%, due 12/01/39	1,794,351	0.1
542,242		4.500%, due 03/01/40	590,933	0.0
1,021,427		4.500%, due 04/01/40	1,113,485	0.0
203,280		4.500%, due 06/01/40	221,613	0.0
1,094,293		4.500%, due 07/01/40	1,192,854	0.0
1,415,849		4.500%, due 07/01/40	1,543,087	0.1
1,089,696		4.500%, due 08/01/40	1,187,857	0.0
369,117		4.500%, due 08/01/40	402,378	0.0
344,595		4.500%, due 03/01/41	375,260	0.0
1,329,704		4.500%, due 03/01/41	1,449,471	0.1
482,204		4.500%, due 04/01/41	525,732	0.0
1,272,773		4.500%, due 06/01/41	1,386,392	0.1
1,186,203		4.500%, due 07/01/41	1,292,939	0.0
508,810		4.500%, due 08/01/41	552,714	0.0
5,395,976		4.500%, due 08/01/41	5,883,092	0.2
34,739		5.000%, due 03/01/34	38,412	0.0
249,717		5.000%, due 12/01/34	277,125	0.0
880,598		5.000%, due 08/01/35	973,519	0.0
219,431		5.000%, due 08/01/35	242,389	0.0
307,615		5.000%, due 10/01/35	339,338	0.0
270,207		5.000%, due 10/01/35	299,391	0.0
477,813		5.000%, due 10/01/35	527,855	0.0
659,248		5.000%, due 12/01/35	730,225	0.0
89,635		5.000%, due 04/01/36	98,938	0.0
283,370		5.000%, due 11/01/36	313,759	0.0
203,013		5.000%, due 02/01/37	223,898	0.0
162,036		5.000%, due 05/01/37	178,761	0.0
2,383,167		5.000%, due 10/01/37	2,635,850	0.1
1,362,332		5.000%, due 03/01/38	1,502,489	0.1
609,209		5.000%, due 03/01/38	673,389	0.0
435,365		5.000%, due 03/01/38	482,198	0.0
418,212		5.000%, due 04/01/38	459,283	0.0
43,542		5.000%, due 10/01/38	47,830	0.0
168,818		5.000%, due 06/01/40	186,495	0.0
365,059		5.000%, due 08/01/40	403,286	0.0
1,029,834		5.000%, due 04/01/41	1,135,917	0.0
107,027		5.200%, due 08/01/37	117,997	0.0
195,767		5.490%, due 02/01/37	217,968	0.0
644,833		5.500%, due 12/01/24	693,972	0.0
195,725		5.500%, due 09/01/34	220,705	0.0
191,014		5.500%, due 01/01/35	212,094	0.0
106,272		5.500%, due 09/01/35	119,637	0.0
2,086,344		5.500%, due 09/01/35	2,349,155	0.1
1,560,370		5.500%, due 10/01/35	1,748,420	0.1
826,078		5.500%, due 03/01/36	927,553	0.0
150,328		5.500%, due 03/01/36	167,554	0.0
100,567		5.500%, due 05/01/36	112,099	0.0
578,070		5.500%, due 06/01/36	652,086	0.0
41,397		5.500%, due 07/01/36	46,322	0.0
9,757		5.500%, due 07/01/36	10,974	0.0
277,044		5.500%, due 07/01/36	310,377	0.0
73,332		5.500%, due 10/01/36	82,042	0.0
280,460		5.500%, due 11/01/36	314,197	0.0
208,534		5.500%, due 12/01/36	233,568	0.0
173,826		5.500%, due 12/01/36	194,920	0.0
13,073		5.500%, due 12/01/36	14,513	0.0
23,669		5.500%, due 02/01/37	26,480	0.0
205,657		5.500%, due 02/01/37	230,122	0.0
66,401		5.500%, due 05/01/37	74,436	0.0
9,778		5.500%, due 06/01/37	10,949	0.0
156,059		5.500%, due 12/01/37	174,290	0.0
55,494		5.500%, due 03/01/38	62,100	0.0
28,867		5.500%, due 06/01/38	32,281	0.0
12,657		5.500%, due 06/01/38	14,090	0.0
17,501		5.500%, due 08/01/38	19,569	0.0
3,593		5.500%, due 10/01/38	4,010	0.0
1,925,093		5.500%, due 11/01/38	2,175,405	0.1
31,272		5.500%, due 12/01/38	35,001	0.0
42,050		5.500%, due 12/01/38	47,050	0.0
33,553		5.500%, due 12/01/38	37,380	0.0
49,612		5.500%, due 01/01/39	55,563	0.0
314,283		5.500%, due 01/01/39	352,133	0.0
221,954		5.500%, due 01/01/40	248,588	0.0
194,178		5.500%, due 01/01/40	216,024	0.0
171,896		5.500%, due 03/01/40	191,501	0.0
140,099		5.500%, due 01/01/41	155,650	0.0
162,320		5.750%, due 05/01/37	181,945	0.0
124,075		5.750%, due 06/01/37	139,043	0.0
303,317		5.800%, due 07/01/37	341,287	0.0
254,358		5.800%, due 08/01/37	286,058	0.0
272,011		5.800%, due 09/01/37	305,746	0.0
92,756		5.800%, due 09/01/37	104,205	0.0
11,929		6.000%, due 04/01/28	13,728	0.0
110,694		6.000%, due 07/01/28	125,353	0.0
925		6.000%, due 04/01/36	1,050	0.0
6,971		6.000%, due 04/01/36	8,017	0.0
26,589		6.000%, due 04/01/36	30,582	0.0
80,118		6.000%, due 06/01/36	91,273	0.0
29,421		6.000%, due 07/01/36	33,646	0.0
12,245		6.000%, due 08/01/36	14,039	0.0
26,607		6.000%, due 08/01/36	30,438	0.0
250,263		6.000%, due 08/01/36	286,932	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
132,048		6.000%, due 01/01/37	$150,600	0.0
115,371		6.000%, due 02/01/37	131,770	0.0
8,225		6.000%, due 04/01/37	9,364	0.0
60,204		6.000%, due 06/01/37	68,177	0.0
3,530		6.000%, due 06/01/37	4,024	0.0
21,776		6.000%, due 07/01/37	24,784	0.0
820		6.000%, due 07/01/37	933	0.0
83,981		6.000%, due 08/01/37	95,671	0.0
22,054		6.000%, due 08/01/37	25,070	0.0
259,068		6.000%, due 08/01/37	294,764	0.0
15,873		6.000%, due 08/01/37	17,981	0.0
14,803		6.000%, due 08/01/37	16,767	0.0
11,628		6.000%, due 08/01/37	13,257	0.0
4,962		6.000%, due 08/01/37	5,651	0.0
6,499		6.000%, due 09/01/37	7,372	0.0
35,935		6.000%, due 09/01/37	41,189	0.0
18,592		6.000%, due 09/01/37	21,181	0.0
10,639		6.000%, due 10/01/37	12,048	0.0
28,954		6.000%, due 10/01/37	32,933	0.0
41,616		6.000%, due 10/01/37	47,302	0.0
21,433		6.000%, due 10/01/37	24,274	0.0
66,733		6.000%, due 11/01/37	75,900	0.0
7,683		6.000%, due 11/01/37	8,701	0.0
7,860		6.000%, due 11/01/37	8,954	0.0
3,468		6.000%, due 12/01/37	3,970	0.0
113,397		6.000%, due 12/01/37	129,089	0.0
53,537		6.000%, due 01/01/38	61,011	0.0
4,770		6.000%, due 01/01/38	5,410	0.0
66,629		6.000%, due 01/01/38	75,468	0.0
6,102		6.000%, due 02/01/38	6,915	0.0
61,913		6.000%, due 02/01/38	70,112	0.0
72,611		6.000%, due 05/01/38	82,656	0.0
4,967		6.000%, due 06/01/38	5,648	0.0
136,458		6.000%, due 07/01/38	154,778	0.0
128,990		6.000%, due 07/01/38	146,906	0.0
47,457		6.000%, due 08/01/38	53,742	0.0
827,087		6.000%, due 09/01/38	940,178	0.0
46,036		6.000%, due 09/01/38	52,133	0.0
25,628		6.000%, due 09/01/38	29,133	0.0
2,751		6.000%, due 09/01/38	3,128	0.0
32,486		6.000%, due 11/01/38	36,988	0.0
331,523		6.000%, due 01/01/39	377,373	0.0
422,664		6.000%, due 04/01/39	479,373	0.0
86,631		6.000%, due 08/01/39	98,163	0.0
167,982		6.000%, due 10/01/39	191,066	0.0
142,641		6.000%, due 11/01/39	162,030	0.0
47,895		6.000%, due 11/01/39	54,539	0.0
87,285		6.000%, due 11/01/39	98,905	0.0
5,874		6.000%, due 12/01/39	6,685	0.0
201,654		6.000%, due 05/01/40	229,085	0.0
46,805		6.150%, due 12/01/37	53,526	0.0
65,207		6.150%, due 12/01/37	74,499	0.0
226,281		6.150%, due 01/01/38	256,744	0.0
204,703		6.150%, due 02/01/38	232,246	0.0
175,236		6.150%, due 02/01/38	198,817	0.0
840,000		6.250%, due 07/15/32	1,230,424	0.0
26,529		6.500%, due 06/01/36	31,260	0.0
4,752		6.500%, due 08/01/36	5,762	0.0
5,096		6.500%, due 10/01/36	5,804	0.0
97,183		6.500%, due 10/01/36	116,562	0.0
45,966		6.500%, due 07/01/37	52,364	0.0
12,516		6.500%, due 09/01/37	14,252	0.0
19,061		6.500%, due 09/01/37	21,710	0.0
9,598		6.500%, due 10/01/37	10,934	0.0
36,057		6.500%, due 11/01/37	41,069	0.0
52,439		6.500%, due 04/01/38	59,737	0.0
17,475		6.500%, due 04/01/38	20,676	0.0
6,098		6.500%, due 05/01/38	7,022	0.0
926		6.500%, due 05/01/38	1,091	0.0
2,353		6.500%, due 07/01/38	2,681	0.0
2,999		6.500%, due 08/01/38	3,416	0.0
8,827		6.500%, due 09/01/38	10,057	0.0
11,122		6.500%, due 10/01/38	12,669	0.0
567		6.500%, due 10/01/38	646	0.0
20,736		6.500%, due 11/01/38	24,245	0.0
5,422		6.500%, due 12/01/38	6,362	0.0
8,044		6.500%, due 12/01/38	9,164	0.0
20,588		6.500%, due 12/01/38	24,408	0.0
823,647		6.500%, due 12/01/38	938,718	0.0
62,368		6.500%, due 12/01/38	71,017	0.0
3,962		6.500%, due 01/01/39	4,831	0.0
2,540,000		6.750%, due 03/15/31	3,843,050	0.1
			323,527,472	8.8

		Federal National Mortgage Association: 13.7%##
2,420,000		1.500%, due 06/22/20	2,448,871	0.1
20,400,000		2.230%, due 12/06/22	20,401,836	0.6
19,076,000	W	2.500%, due 11/25/26	19,548,429	0.5
8,283,523		2.500%, due 09/01/27	8,546,347	0.2
8,290,572		2.500%, due 06/01/30	8,523,942	0.2
12,702,057		2.500%, due 06/01/30	13,059,692	0.4
5,136,825		2.500%, due 07/01/30	5,281,501	0.2
2,297,705		3.000%, due 12/01/26	2,406,464	0.1
1,869,873		3.000%, due 01/01/27	1,957,900	0.1
11,716,518		3.000%, due 08/01/30	12,284,552	0.4
5,566,071		3.000%, due 09/01/30	5,840,497	0.2
45,037,873		3.000%, due 05/01/43	46,311,782	1.3
10,000,000	W	3.000%, due 05/01/43	10,242,969	0.3
15,217,158		3.000%, due 07/01/43	15,647,296	0.4
8,219,903		3.000%, due 09/01/43	8,452,444	0.2
482,307		3.500%, due 08/01/26	510,149	0.0
628,317		3.500%, due 08/01/26	664,775	0.0
47,004		3.500%, due 09/01/26	49,664	0.0
1,135,227		3.500%, due 10/01/26	1,201,621	0.0
409,849		3.500%, due 10/01/26	433,646	0.0
1,870,059		3.500%, due 11/01/26	1,975,948	0.1
2,131,573		3.500%, due 12/01/26	2,255,325	0.1
2,085,296		3.500%, due 12/01/26	2,207,426	0.1
2,335,551		3.500%, due 01/01/27	2,467,723	0.1
2,071,367		3.500%, due 03/01/41	2,176,930	0.1
2,637,567		3.500%, due 12/01/41	2,772,387	0.1
4,639,867		3.500%, due 01/01/42	4,876,945	0.1
10,150,911		3.500%, due 10/01/42	10,670,678	0.3
21,815,527		3.500%, due 11/01/42	22,931,004	0.6
38,695,000	W	3.500%, due 04/01/44	40,573,825	1.1
37,013		4.000%, due 11/01/20	38,568	0.0
46,453		4.000%, due 07/01/22	48,419	0.0
17,138		4.000%, due 04/01/23	18,233	0.0
9,405		4.000%, due 05/01/23	10,014	0.0
23,653		4.000%, due 07/01/23	24,662	0.0
63,699		4.000%, due 03/01/24	67,837	0.0
82,350		4.000%, due 03/01/24	87,701	0.0
1,671		4.000%, due 04/01/24	1,758	0.0
43,356		4.000%, due 04/01/24	46,151	0.0
319,095		4.000%, due 07/01/24	339,893	0.0
115,927		4.000%, due 07/01/24	123,496	0.0
5,438		4.000%, due 08/01/24	5,789	0.0
107,357		4.000%, due 01/01/25	114,511	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
95,703	4.000%, due 02/01/25	$101,988	0.0
519,620	4.000%, due 02/01/25	553,768	0.0
367,930	4.000%, due 06/01/25	387,264	0.0
7,276	4.000%, due 07/01/25	7,586	0.0
45,751	4.000%, due 09/01/25	47,710	0.0
53,167	4.000%, due 09/01/25	56,699	0.0
678,222	4.000%, due 12/01/25	715,492	0.0
604,829	4.000%, due 02/01/26	645,716	0.0
123,181	4.000%, due 03/01/26	131,675	0.0
188,014	4.000%, due 04/01/26	200,766	0.0
400,310	4.000%, due 04/01/26	428,191	0.0
1,307,544	4.000%, due 04/01/26	1,396,093	0.1
673,614	4.000%, due 05/01/26	719,282	0.0
312,745	4.000%, due 09/01/26	334,351	0.0
367,032	4.000%, due 10/01/40	393,371	0.0
1,580,846	4.000%, due 10/01/40	1,708,900	0.1
2,525,013	4.000%, due 12/01/40	2,729,537	0.1
2,333,061	4.000%, due 12/01/40	2,501,275	0.1
4,857,246	4.000%, due 02/01/41	5,204,899	0.2
823,715	4.000%, due 03/01/41	883,038	0.0
819,833	4.000%, due 04/01/41	878,855	0.0
1,018,023	4.000%, due 08/01/41	1,100,429	0.0
639,824	4.000%, due 09/01/41	685,873	0.0
6,573,415	4.000%, due 11/01/41	7,046,707	0.2
1,196,512	4.000%, due 12/01/41	1,282,803	0.1
2,095,423	4.000%, due 01/01/42	2,246,541	0.1
1,121,045	4.000%, due 07/01/42	1,201,373	0.0
4,681,250	4.000%, due 12/01/42	5,044,253	0.2
3,165,200	4.000%, due 07/01/43	3,438,632	0.1
3,171,509	4.000%, due 02/01/44	3,427,035	0.1
1,588,576	4.000%, due 02/01/44	1,716,359	0.1
1,343,521	4.000%, due 03/01/44	1,465,315	0.1
3,674,019	4.000%, due 05/01/45	3,937,564	0.1
18,582,203	4.000%, due 06/01/45	19,917,749	0.6
5,215,318	4.000%, due 07/01/45	5,670,013	0.2
2,999,474	4.000%, due 07/01/45	3,205,966	0.1
4,432,490	4.000%, due 07/01/45	4,790,363	0.1
3,717,227	4.000%, due 07/01/45	4,020,780	0.1
4,671,849	4.000%, due 11/01/45	4,993,499	0.2
21,757	4.500%, due 05/01/19	22,580	0.0
7,733	4.500%, due 05/01/19	8,006	0.0
19,872	4.500%, due 01/01/20	20,821	0.0
16,697	4.500%, due 08/01/20	17,503	0.0
3,440	4.500%, due 06/01/22	3,562	0.0
1,536	4.500%, due 07/01/22	1,591	0.0
42,175	4.500%, due 11/01/22	44,247	0.0
9,837	4.500%, due 02/01/23	10,450	0.0
69,361	4.500%, due 02/01/23	73,492	0.0
4,656	4.500%, due 03/01/23	4,899	0.0
1,267	4.500%, due 03/01/23	1,311	0.0
254,205	4.500%, due 03/01/23	268,946	0.0
41,690	4.500%, due 04/01/23	44,101	0.0
2,920	4.500%, due 04/01/23	3,096	0.0
170,958	4.500%, due 04/01/23	180,674	0.0
35,495	4.500%, due 04/01/23	37,692	0.0
143,771	4.500%, due 04/01/23	152,712	0.0
4,594	4.500%, due 05/01/23	4,879	0.0
1,910	4.500%, due 05/01/23	2,023	0.0
3,032	4.500%, due 05/01/23	3,198	0.0
201,914	4.500%, due 05/01/23	213,374	0.0
5,116	4.500%, due 07/01/23	5,297	0.0
19,035	4.500%, due 01/01/24	19,769	0.0
634,540	4.500%, due 07/01/24	686,399	0.0
893,265	4.500%, due 08/01/24	958,595	0.0
29,060	4.500%, due 09/01/24	30,978	0.0
122,086	4.500%, due 09/01/24	131,337	0.0
33,480	4.500%, due 09/01/24	34,677	0.0
426,114	4.500%, due 09/01/24	459,932	0.0
128,969	4.500%, due 10/01/24	135,189	0.0
249,217	4.500%, due 10/01/24	269,091	0.0
83,218	4.500%, due 10/01/24	87,912	0.0
16,489	4.500%, due 11/01/24	17,423	0.0
150,940	4.500%, due 11/01/24	163,088	0.0
29,951	4.500%, due 11/01/24	31,843	0.0
31,569	4.500%, due 11/01/24	32,702	0.0
216,203	4.500%, due 11/01/24	233,888	0.0
3,593	4.500%, due 11/01/24	3,723	0.0
352,039	4.500%, due 12/01/24	380,583	0.0
174,394	4.500%, due 12/01/24	187,779	0.0
4,076	4.500%, due 01/01/25	4,222	0.0
223,318	4.500%, due 01/01/25	241,547	0.0
316,079	4.500%, due 01/01/25	340,270	0.0
753,122	4.500%, due 05/01/25	814,362	0.0
45,183	4.500%, due 08/01/25	48,107	0.0
783,127	4.500%, due 01/01/26	841,436	0.0
205,857	4.500%, due 04/01/26	213,255	0.0
6,901	4.500%, due 06/01/34	7,545	0.0
38,546	4.500%, due 05/01/35	42,289	0.0
3,747	4.500%, due 03/01/38	4,085	0.0
1,357	4.500%, due 05/01/38	1,476	0.0
13,879	4.500%, due 05/01/38	15,098	0.0
27,326	4.500%, due 06/01/38	29,867	0.0
9,883	4.500%, due 07/01/38	10,751	0.0
12,038	4.500%, due 07/01/38	13,096	0.0
29,929	4.500%, due 09/01/38	32,558	0.0
1,072,173	4.500%, due 03/01/39	1,169,152	0.0
60,060	4.500%, due 04/01/39	65,430	0.0
41,236	4.500%, due 04/01/39	44,926	0.0
1,907,924	4.500%, due 07/01/39	2,087,759	0.1
1,367,536	4.500%, due 07/01/39	1,491,980	0.1
3,380,571	4.500%, due 09/01/39	3,688,544	0.1
2,028,311	4.500%, due 10/01/39	2,212,862	0.1
811,868	4.500%, due 12/01/39	885,878	0.0
713,768	4.500%, due 12/01/39	779,033	0.0
955,529	4.500%, due 12/01/39	1,042,973	0.0
459,170	4.500%, due 03/01/40	501,347	0.0
671,020	4.500%, due 10/01/40	732,382	0.0
536,614	4.500%, due 10/01/40	585,205	0.0
562,417	4.500%, due 10/01/40	614,152	0.0
1,465,252	4.500%, due 03/01/41	1,599,938	0.1
922,042	4.500%, due 04/01/41	1,003,149	0.0
534,945	4.500%, due 06/01/41	584,224	0.0
659,871	4.500%, due 06/01/41	720,581	0.0
573,122	4.500%, due 06/01/41	625,848	0.0
5,348,005	4.500%, due 06/01/41	5,839,335	0.2
244,292	4.500%, due 07/01/41	266,643	0.0
323,927	4.500%, due 07/01/41	353,522	0.0
9,052,063	4.500%, due 07/01/41	9,879,088	0.3
484,893	4.500%, due 08/01/41	527,794	0.0
2,561,222	4.500%, due 08/01/41	2,795,862	0.1
2,760,501	4.500%, due 08/01/41	3,013,408	0.1
75	5.000%, due 04/01/16	75	0.0
80,782	5.000%, due 01/01/18	83,472	0.0
35,597	5.000%, due 01/01/18	36,760	0.0
76,102	5.000%, due 02/01/18	78,829	0.0
14,079	5.000%, due 04/01/18	14,543	0.0
1,265	5.000%, due 02/01/20	1,343	0.0
2,625	5.000%, due 06/01/21	2,736	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
15,856	5.000%, due 11/01/21	$16,489	0.0
35,388	5.000%, due 01/01/22	36,933	0.0
1,675	5.000%, due 02/01/22	1,772	0.0
3,145	5.000%, due 04/01/22	3,349	0.0
38,357	5.000%, due 06/01/22	41,225	0.0
6,160	5.000%, due 06/01/22	6,489	0.0
493	5.000%, due 06/01/22	509	0.0
72,767	5.000%, due 06/01/22	78,225	0.0
39,574	5.000%, due 07/01/22	41,710	0.0
1,132	5.000%, due 07/01/22	1,169	0.0
39,645	5.000%, due 08/01/22	40,958	0.0
13,045	5.000%, due 09/01/22	13,478	0.0
23,392	5.000%, due 12/01/22	24,165	0.0
2,122	5.000%, due 01/01/23	2,279	0.0
36,818	5.000%, due 01/01/23	38,022	0.0
1,366	5.000%, due 02/01/23	1,463	0.0
106,270	5.000%, due 02/01/23	113,498	0.0
359,543	5.000%, due 02/01/23	385,427	0.0
111,217	5.000%, due 03/01/23	118,300	0.0
21,947	5.000%, due 03/01/23	22,671	0.0
56,421	5.000%, due 03/01/23	60,680	0.0
1,963	5.000%, due 03/01/23	2,112	0.0
13,634	5.000%, due 03/01/23	14,654	0.0
14,975	5.000%, due 04/01/23	16,106	0.0
56,014	5.000%, due 04/01/23	59,744	0.0
12,746	5.000%, due 04/01/23	13,158	0.0
53,060	5.000%, due 04/01/23	56,473	0.0
6,697	5.000%, due 05/01/23	6,916	0.0
20,901	5.000%, due 05/01/23	22,456	0.0
24,476	5.000%, due 05/01/23	26,313	0.0
8,667	5.000%, due 06/01/23	8,955	0.0
21,684	5.000%, due 06/01/23	23,107	0.0
50,760	5.000%, due 06/01/23	54,071	0.0
99,755	5.000%, due 06/01/23	103,038	0.0
23,486	5.000%, due 06/01/23	25,163	0.0
432,772	5.000%, due 07/01/23	447,001	0.0
160,324	5.000%, due 08/01/23	171,782	0.0
719	5.000%, due 09/01/23	773	0.0
22,341	5.000%, due 02/01/24	23,914	0.0
163,124	5.000%, due 03/01/24	175,436	0.0
58,081	5.000%, due 04/01/24	60,012	0.0
22,592	5.000%, due 04/01/24	23,345	0.0
94,535	5.000%, due 05/01/24	99,328	0.0
176,251	5.000%, due 06/01/24	188,061	0.0
539,204	5.000%, due 08/01/24	574,763	0.0
227,145	5.000%, due 07/01/33	252,524	0.0
123,240	5.000%, due 02/01/34	136,283	0.0
54,367	5.000%, due 11/01/34	60,355	0.0
3,948,279	5.000%, due 02/01/35	4,389,863	0.1
729,642	5.000%, due 06/01/35	810,739	0.0
47,084	5.000%, due 08/01/35	52,148	0.0
209,060	5.000%, due 09/01/35	231,421	0.0
888,497	5.000%, due 09/01/35	982,732	0.0
492,476	5.000%, due 09/01/35	545,618	0.0
68,847	5.000%, due 10/01/35	76,353	0.0
848,720	5.000%, due 03/01/36	941,084	0.0
1,080,077	5.000%, due 03/01/36	1,197,611	0.0
755,656	5.000%, due 05/01/36	836,927	0.0
9,182	5.000%, due 05/01/36	10,178	0.0
141,110	5.000%, due 06/01/36	156,437	0.0
1,490,462	5.000%, due 12/01/36	1,652,256	0.1
113,414	5.000%, due 12/01/36	125,777	0.0
345,631	5.000%, due 07/01/37	383,097	0.0
313,442	5.000%, due 01/01/38	347,247	0.0
1,136,978	5.000%, due 02/01/38	1,260,446	0.1
540,850	5.000%, due 02/01/38	599,667	0.0
738,980	5.000%, due 08/01/38	819,375	0.0
539,132	5.000%, due 07/01/40	597,454	0.0
205,619	5.000%, due 07/01/40	228,707	0.0
11,310,000	5.375%, due 06/12/17	11,946,979	0.3
12,975	5.500%, due 11/01/16	13,074	0.0
6,116	5.500%, due 01/01/17	6,179	0.0
3,127	5.500%, due 01/01/17	3,154	0.0
10,894	5.500%, due 02/01/17	11,014	0.0
27,925	5.500%, due 10/01/17	28,496	0.0
7,367	5.500%, due 11/01/17	7,506	0.0
39,066	5.500%, due 11/01/17	39,826	0.0
2	5.500%, due 02/01/18	2	0.0
12,048	5.500%, due 09/01/18	12,502	0.0
20,947	5.500%, due 07/01/20	21,454	0.0
1,673	5.500%, due 04/01/21	1,794	0.0
11,363	5.500%, due 10/01/21	11,920	0.0
5,871	5.500%, due 11/01/21	6,164	0.0
354,259	5.500%, due 11/01/21	381,603	0.0
92,166	5.500%, due 11/01/21	98,478	0.0
288,931	5.500%, due 12/01/21	314,453	0.0
289,637	5.500%, due 12/01/21	312,165	0.0
101,108	5.500%, due 12/01/21	107,608	0.0
52,814	5.500%, due 01/01/22	55,859	0.0
9,941	5.500%, due 01/01/22	10,642	0.0
7,675	5.500%, due 01/01/22	8,320	0.0
50,064	5.500%, due 02/01/22	54,223	0.0
3,032	5.500%, due 04/01/22	3,304	0.0
40,476	5.500%, due 06/01/22	43,772	0.0
37,794	5.500%, due 06/01/22	40,632	0.0
4,469	5.500%, due 07/01/22	4,784	0.0
2,390	5.500%, due 07/01/22	2,473	0.0
58,394	5.500%, due 07/01/22	63,689	0.0
5,356	5.500%, due 08/01/22	5,681	0.0
91,831	5.500%, due 09/01/22	98,615	0.0
21,828	5.500%, due 09/01/22	23,894	0.0
117,250	5.500%, due 11/01/22	125,266	0.0
9,172	5.500%, due 01/01/23	9,499	0.0
14,408	5.500%, due 01/01/23	15,771	0.0
13,836	5.500%, due 02/01/23	14,991	0.0
15,070	5.500%, due 03/01/23	16,403	0.0
7,438	5.500%, due 04/01/23	8,021	0.0
25,434	5.500%, due 06/01/23	27,251	0.0
25,159	5.500%, due 08/01/23	27,216	0.0
4,271	5.500%, due 08/01/23	4,673	0.0
64,577	5.500%, due 08/01/23	71,336	0.0
11,759	5.500%, due 08/01/23	12,813	0.0
73,489	5.500%, due 09/01/23	81,074	0.0
11,296	5.500%, due 10/01/23	11,488	0.0
6,657	5.500%, due 11/01/23	7,176	0.0
5,200	5.500%, due 11/01/23	5,699	0.0
133,140	5.500%, due 11/01/23	144,623	0.0
168,368	5.500%, due 02/01/24	183,445	0.0
2,450	5.500%, due 03/01/24	2,547	0.0
13,549	5.500%, due 07/01/24	15,029	0.0
86,476	5.500%, due 07/01/24	91,542	0.0
151,946	5.500%, due 05/01/25	158,431	0.0
128,602	5.500%, due 08/01/25	142,623	0.0
5,929	5.500%, due 07/01/27	6,649	0.0
1,359	5.500%, due 08/01/27	1,524	0.0
213,349	5.500%, due 03/01/34	241,514	0.0
210,089	5.500%, due 04/01/34	236,759	0.0
91,331	5.500%, due 11/01/34	103,444	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
84,526	5.500%, due 12/01/34	$95,718	0.0
1,160,905	5.500%, due 02/01/35	1,315,345	0.1
150,858	5.500%, due 05/01/35	170,978	0.0
1,252,065	5.500%, due 09/01/35	1,415,463	0.1
179,436	5.500%, due 09/01/35	202,134	0.0
233,377	5.500%, due 04/01/36	263,270	0.0
168,682	5.500%, due 04/01/36	189,144	0.0
52,320	5.500%, due 05/01/36	58,893	0.0
159,882	5.500%, due 06/01/36	179,277	0.0
554,495	5.500%, due 07/01/36	628,255	0.0
319,826	5.500%, due 11/01/36	359,771	0.0
487,859	5.500%, due 12/01/36	549,379	0.0
1,147,072	5.500%, due 12/01/36	1,290,699	0.1
94,359	5.500%, due 12/01/36	106,578	0.0
157,932	5.500%, due 01/01/37	178,374	0.0
1,439,148	5.500%, due 03/01/37	1,620,037	0.1
702,539	5.500%, due 03/01/37	791,084	0.0
140,832	5.500%, due 03/01/37	158,464	0.0
615,128	5.500%, due 08/01/37	694,622	0.0
2,384	5.500%, due 01/01/38	2,679	0.0
1,930	5.500%, due 01/01/38	2,171	0.0
6,080	5.500%, due 01/01/38	6,818	0.0
23,926	5.500%, due 03/01/38	26,828	0.0
46,960	5.500%, due 05/01/38	52,872	0.0
473,259	5.500%, due 06/01/38	531,991	0.0
98,154	5.500%, due 06/01/38	110,382	0.0
2,507,421	5.500%, due 09/01/38	2,823,684	0.1
626,897	5.500%, due 12/01/38	703,314	0.0
173,016	5.500%, due 06/01/39	194,453	0.0
82,056	5.500%, due 04/01/40	93,382	0.0
137,061	5.500%, due 05/01/40	153,688	0.0
260,736	5.500%, due 06/01/40	292,365	0.0
21,414	5.500%, due 07/01/40	24,091	0.0
20,516	5.700%, due 07/01/36	20,677	0.0
170,431	5.700%, due 07/01/36	192,884	0.0
51,312	6.000%, due 10/01/18	53,594	0.0
19,266	6.000%, due 01/01/34	22,235	0.0
6,801	6.000%, due 07/01/34	7,821	0.0
112,431	6.000%, due 12/01/34	129,346	0.0
83,699	6.000%, due 05/01/35	95,433	0.0
160,291	6.000%, due 01/01/36	182,762	0.0
112,705	6.000%, due 01/01/36	129,399	0.0
48,033	6.000%, due 02/01/36	54,915	0.0
65,332	6.000%, due 03/01/36	74,781	0.0
30,645	6.000%, due 03/01/36	35,112	0.0
27,053	6.000%, due 04/01/36	30,879	0.0
56,918	6.000%, due 04/01/36	64,897	0.0
915,000	6.000%, due 04/18/36	917,324	0.0
129,787	6.000%, due 05/01/36	148,676	0.0
849	6.000%, due 06/01/36	968	0.0
3,743	6.000%, due 08/01/36	4,268	0.0
20,935	6.000%, due 08/01/36	23,903	0.0
49,369	6.000%, due 09/01/36	56,289	0.0
101,827	6.000%, due 09/01/36	116,102	0.0
146,577	6.000%, due 09/01/36	167,457	0.0
50,393	6.000%, due 09/01/36	57,574	0.0
33,854	6.000%, due 10/01/36	38,600	0.0
38,173	6.000%, due 10/01/36	43,524	0.0
213,916	6.000%, due 12/01/36	243,904	0.0
836,116	6.000%, due 12/01/36	955,537	0.0
78,863	6.000%, due 01/01/37	89,919	0.0
13,941	6.000%, due 02/01/37	15,930	0.0
10,404	6.000%, due 04/01/37	11,863	0.0
226,305	6.000%, due 07/01/37	258,605	0.0
6,670	6.000%, due 08/01/37	7,605	0.0
55,082	6.000%, due 08/01/37	62,852	0.0
5,658	6.000%, due 08/01/37	6,453	0.0
1,062	6.000%, due 09/01/37	1,211	0.0
31,770	6.000%, due 09/01/37	36,255	0.0
2,992	6.000%, due 09/01/37	3,411	0.0
52,999	6.000%, due 09/01/37	60,429	0.0
67,037	6.000%, due 09/01/37	76,434	0.0
9,291	6.000%, due 09/01/37	10,593	0.0
13,081	6.000%, due 09/01/37	14,917	0.0
10,564	6.000%, due 10/01/37	12,045	0.0
1,077	6.000%, due 10/01/37	1,228	0.0
3,121	6.000%, due 10/01/37	3,558	0.0
2,939	6.000%, due 10/01/37	3,351	0.0
75,284	6.000%, due 11/01/37	85,838	0.0
9,172	6.000%, due 11/01/37	10,472	0.0
24,283	6.000%, due 11/01/37	27,687	0.0
116,543	6.000%, due 11/01/37	132,962	0.0
37,818	6.000%, due 11/01/37	43,154	0.0
7,887	6.000%, due 11/01/37	8,993	0.0
27,259	6.000%, due 11/01/37	31,080	0.0
26,283	6.000%, due 12/01/37	30,038	0.0
105,625	6.000%, due 12/01/37	120,432	0.0
21,584	6.000%, due 12/01/37	24,647	0.0
60,769	6.000%, due 12/01/37	69,300	0.0
5,678	6.000%, due 01/01/38	6,473	0.0
41,688	6.000%, due 01/01/38	47,544	0.0
27,111	6.000%, due 01/01/38	30,911	0.0
186,965	6.000%, due 02/01/38	213,175	0.0
827	6.000%, due 02/01/38	943	0.0
136,461	6.000%, due 03/01/38	155,591	0.0
10,807	6.000%, due 03/01/38	12,322	0.0
49,290	6.000%, due 04/01/38	56,334	0.0
721,010	6.000%, due 04/01/38	823,626	0.0
62,708	6.000%, due 05/01/38	71,499	0.0
72,011	6.000%, due 05/01/38	82,106	0.0
3,889	6.000%, due 06/01/38	4,434	0.0
45,136	6.000%, due 07/01/38	51,463	0.0
27,522	6.000%, due 07/01/38	31,405	0.0
6,262	6.000%, due 08/01/38	7,175	0.0
977	6.000%, due 08/01/38	1,114	0.0
30,761	6.000%, due 09/01/38	35,073	0.0
40,501	6.000%, due 09/01/38	46,694	0.0
227,097	6.000%, due 09/01/38	258,933	0.0
149,783	6.000%, due 10/01/38	170,780	0.0
414,137	6.000%, due 10/01/38	472,194	0.0
226,314	6.000%, due 10/01/38	258,442	0.0
6,116	6.000%, due 10/01/38	6,973	0.0
23,745	6.000%, due 10/01/38	27,074	0.0
26,526	6.000%, due 05/01/39	30,245	0.0
1,565,858	6.000%, due 10/01/39	1,789,411	0.1
30,690	6.000%, due 11/01/39	34,992	0.0
29,261	6.500%, due 04/01/28	33,488	0.0
1,385	6.500%, due 04/01/30	1,598	0.0
4,956	6.500%, due 08/01/32	5,672	0.0
67,449	6.500%, due 02/01/34	77,205	0.0
12,434	6.500%, due 11/01/34	15,005	0.0
31,261	6.500%, due 01/01/36	35,772	0.0
59,942	6.500%, due 03/01/36	68,609	0.0
173,903	6.500%, due 04/01/36	211,212	0.0
3,383	6.500%, due 05/01/36	3,883	0.0
4,634	6.500%, due 06/01/36	5,304	0.0
117,299	6.500%, due 07/01/36	134,236	0.0
3,328	6.500%, due 07/01/36	3,875	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
53,952		6.500%, due 07/01/36	$63,122	0.0
222,329		6.500%, due 07/01/36	254,477	0.0
6,528		6.500%, due 07/01/36	7,774	0.0
20,570		6.500%, due 07/01/36	24,269	0.0
9,413		6.500%, due 08/01/36	10,775	0.0
4,350		6.500%, due 08/01/36	4,979	0.0
2,718,088		6.500%, due 08/25/36	3,110,933	0.1
31,468		6.500%, due 09/01/36	37,770	0.0
2,791		6.500%, due 09/01/36	3,308	0.0
17,597		6.500%, due 09/01/36	20,142	0.0
270,504		6.500%, due 09/01/36	313,532	0.0
1,879		6.500%, due 11/01/36	2,151	0.0
9,003		6.500%, due 11/01/36	10,498	0.0
375		6.500%, due 11/01/36	429	0.0
5,879		6.500%, due 12/01/36	7,136	0.0
3,489		6.500%, due 12/01/36	3,994	0.0
14,667		6.500%, due 12/01/36	16,789	0.0
87,240		6.500%, due 01/01/37	103,693	0.0
19,572		6.500%, due 01/01/37	22,392	0.0
40,762		6.500%, due 01/01/37	46,648	0.0
924		6.500%, due 01/01/37	1,058	0.0
31,110		6.500%, due 02/01/37	35,597	0.0
15,888		6.500%, due 03/01/37	18,229	0.0
205,239		6.500%, due 03/01/37	249,715	0.0
114,716		6.500%, due 03/01/37	131,313	0.0
22,476		6.500%, due 03/01/37	25,727	0.0
6,893		6.500%, due 04/01/37	7,889	0.0
818		6.500%, due 04/01/37	935	0.0
2,325		6.500%, due 07/01/37	2,685	0.0
5,635		6.500%, due 08/01/37	6,496	0.0
9,607		6.500%, due 08/01/37	11,543	0.0
9,950		6.500%, due 08/01/37	11,938	0.0
5,391		6.500%, due 09/01/37	6,614	0.0
3,020		6.500%, due 09/01/37	3,514	0.0
222,543		6.500%, due 09/01/37	270,661	0.0
183,825		6.500%, due 09/01/37	210,419	0.0
32,424		6.500%, due 09/01/37	37,110	0.0
14,052		6.500%, due 09/01/37	16,080	0.0
884		6.500%, due 09/01/37	1,012	0.0
47,101		6.500%, due 10/01/37	55,280	0.0
2,577		6.500%, due 10/01/37	2,949	0.0
67,151		6.500%, due 10/01/37	76,856	0.0
14,267		6.500%, due 10/01/37	16,329	0.0
6,104		6.500%, due 10/01/37	7,099	0.0
203,081		6.500%, due 11/01/37	232,397	0.0
2,812		6.500%, due 12/01/37	3,219	0.0
1,490		6.500%, due 12/01/37	1,705	0.0
3,114		6.500%, due 12/01/37	3,564	0.0
214,773		6.500%, due 12/01/37	257,151	0.0
7,084		6.500%, due 12/01/37	8,109	0.0
20,189		6.500%, due 12/01/37	23,100	0.0
1,580		6.500%, due 12/01/37	1,809	0.0
30,468		6.500%, due 12/01/37	35,223	0.0
991		6.500%, due 01/01/38	1,135	0.0
45,086		6.500%, due 01/01/38	51,594	0.0
33,449		6.500%, due 01/01/38	38,285	0.0
1,531		6.500%, due 01/01/38	1,753	0.0
389,432		6.500%, due 02/01/38	445,621	0.0
98,772		6.500%, due 03/01/38	118,496	0.0
122,108		6.500%, due 04/01/38	140,826	0.0
10,693		6.500%, due 05/01/38	12,236	0.0
1,677		6.500%, due 06/01/38	1,920	0.0
75,114		6.500%, due 08/01/38	85,982	0.0
194,146		6.500%, due 08/01/38	222,201	0.0
379,864		6.500%, due 08/01/38	449,764	0.0
82,526		6.500%, due 09/01/38	94,438	0.0
37,846		6.500%, due 09/01/38	43,322	0.0
8,847		6.500%, due 10/01/38	10,445	0.0
550,633		6.500%, due 10/01/38	639,572	0.0
67,810		6.500%, due 10/01/38	77,622	0.0
42,384		6.500%, due 10/01/38	48,705	0.0
125,151		6.500%, due 11/01/38	148,247	0.0
118,430		6.500%, due 01/01/39	141,501	0.0
2,984		6.500%, due 01/01/39	3,415	0.0
54,223		6.500%, due 03/01/39	62,162	0.0
5,778		6.500%, due 09/01/39	6,614	0.0
805,000		6.625%, due 11/15/30	1,198,929	0.0
3,430,000		7.125%, due 01/15/30	5,261,620	0.2
1,560,000		7.250%, due 05/15/30	2,425,135	0.1
			502,601,053	13.7

		Government National Mortgage Association: 8.1%
10,535,014		1.750%, due 02/20/41	10,889,529	0.3
5,930,000	W	3.000%, due 04/01/43	6,143,225	0.2
29,869,094		3.000%, due 08/20/45	30,990,828	0.8
19,570,352		3.000%, due 01/20/46	20,305,316	0.6
3,000,000		3.400%, due 02/16/47	3,163,418	0.1
5,000,000		3.400%, due 12/16/49	5,232,224	0.1
5,000,000		3.485%, due 02/16/44	5,296,623	0.1
91,556,000	W	3.500%, due 12/20/41	96,770,401	2.6
4,734,538		3.500%, due 05/20/45	5,011,539	0.1
2,000,000		3.500%, due 03/16/47	2,125,668	0.1
2,000,000		3.562%, due 04/16/41	2,107,639	0.1
5,000,000		3.945%, due 01/16/51	5,459,332	0.2
13,649,000	W	4.000%, due 11/20/41	14,567,641	0.4
17,179,237		4.000%, due 10/20/45	18,397,497	0.5
5,474,277		4.000%, due 03/20/46	5,897,048	0.2
9,865,868		4.000%, due 03/20/46	10,627,925	0.3
565,798		4.397%, due 05/16/51	619,400	0.0
2,342,147		4.500%, due 02/20/41	2,550,335	0.1
711,014		4.500%, due 03/20/41	774,244	0.0
2,771,438		4.500%, due 05/20/41	3,017,792	0.1
3,155,443		4.500%, due 06/20/41	3,435,937	0.1
5,749,611		4.500%, due 07/20/41	6,260,709	0.2
2,314,484		4.500%, due 09/20/41	2,520,234	0.1
7,154,274		4.500%, due 10/20/41	7,790,769	0.2
25,010		5.000%, due 10/15/37	27,923	0.0
4,038		5.000%, due 04/15/38	4,503	0.0
151,003		5.000%, due 03/15/39	168,405	0.0
260,592		5.000%, due 08/15/39	290,005	0.0
1,774,545		5.000%, due 09/15/39	1,961,550	0.1
2,256,886		5.000%, due 09/15/39	2,511,645	0.1
1,597,186		5.000%, due 02/15/40	1,773,441	0.0
1,659,709		5.000%, due 04/15/40	1,831,405	0.1
2,367,214		5.000%, due 06/15/40	2,629,461	0.1
139,245		5.000%, due 07/15/40	153,828	0.0
1,533,999		5.000%, due 04/15/42	1,692,690	0.0
1,622,190		5.000%, due 04/20/42	1,797,580	0.1
74,885		5.500%, due 07/20/38	82,653	0.0
963,755		5.500%, due 09/20/39	1,061,731	0.0
67,867		5.500%, due 10/20/39	75,762	0.0
1,582,237		5.500%, due 11/20/39	1,743,081	0.0
37,400		5.500%, due 11/20/39	41,685	0.0
22,576		5.500%, due 12/20/40	24,893	0.0
68,119		5.500%, due 01/20/41	76,048	0.0
237,614		5.500%, due 03/20/41	264,513	0.0
713,269		5.500%, due 04/20/41	797,757	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
1,216,659	5.500%, due 05/20/41	$1,359,190	0.0
1,116,964	5.500%, due 06/20/41	1,246,432	0.0
36,318	6.000%, due 10/15/36	41,788	0.0
108,554	6.000%, due 08/15/37	124,989	0.0
173,834	6.000%, due 11/15/37	196,292	0.0
18,436	6.000%, due 12/15/37	20,818	0.0
47,063	6.000%, due 01/15/38	53,143	0.0
63,998	6.000%, due 01/15/38	72,265	0.0
265,212	6.000%, due 02/15/38	299,476	0.0
61,880	6.000%, due 02/15/38	69,875	0.0
1,510	6.000%, due 02/15/38	1,705	0.0
3,451	6.000%, due 04/15/38	3,896	0.0
447,611	6.000%, due 05/15/38	505,438	0.0
404,226	6.000%, due 05/15/38	456,449	0.0
63,658	6.000%, due 07/15/38	71,882	0.0
94,233	6.000%, due 09/15/38	106,407	0.0
137,059	6.000%, due 11/15/38	154,866	0.0
1,687,378	6.000%, due 08/20/40	1,932,192	0.1
		295,682,935	8.1

	Other U.S. Agency Obligations: 0.9%
22,990,000	1.100%, due 11/06/18	22,960,504	0.6
1,500,000	1.875%, due 08/15/22	1,515,718	0.1
75,000	5.125%, due 08/25/16	76,431	0.0
10,000	6.150%, due 01/15/38	14,215	0.0
5,000,000	7.125%, due 05/01/30	7,374,255	0.2
		31,941,123	0.9

	Total U.S. Government Agency Obligations
	(Cost $1,131,127,769)	1,153,752,583	31.5

	Total Long-Term Investments
	(Cost $3,603,622,651)	3,708,452,188	101.2

SHORT-TERM INVESTMENTS: 5.6%
	Commercial Paper: 3.7%
5,000,000	Dupont, 0.500%, 06/14/16	4,994,844	0.1
5,000,000	Enterprise Products, 0.490%, 04/19/16	4,998,725	0.1
5,000,000	Enterprise Products, 0.510%, 04/27/16	4,998,136	0.1
9,500,000	Exelon, 0.520%, 05/12/16	9,494,370	0.3
5,000,000	Hewlett Packard, 0.320%, 04/11/16	4,999,519	0.1
21,000,000	HP Inc., 0.390%, 04/25/16	20,994,415	0.6
15,000,000	Mondelez International, 0.530%, 05/24/16	14,988,255	0.4
20,000,000	Monsanto Company, 0.700%, 08/08/16	19,950,672	0.5
10,000,000	Potash, 0.470%, 04/13/16	9,998,321	0.3
10,000,000	Thomson Reuters Corporation, 0.430%, 04/11/16	9,998,700	0.3
10,000,000	Thomson Reuters Corporation, 0.480%, 05/06/16	9,995,260	0.3
10,000,000	Virginia Electric & Power, 0.470%, 04/25/16	9,996,778	0.3
10,000,000	Virginia Electric & Power, 0.480%, 05/03/16	9,995,673	0.3
		135,403,668	3.7

	Securities Lending Collateralcc: 1.6%
13,497,879	Bank of Nova Scotia, Repurchase Agreement dated 03/31/16, 0.32%, due 04/01/16 (Repurchase Amount $13,497,997, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-4.500%, Market Value plus accrued interest $13,767,960, due 04/15/17-03/01/46)	13,497,879	0.3
14,295,100	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $14,295,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $14,581,002, due 04/25/16-01/20/66)	14,295,100	0.4
14,295,100	Citigroup, Inc., Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $14,295,229, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $14,581,002, due 04/01/16-02/20/61)	14,295,100	0.4
14,295,100	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $14,295,237, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $14,581,003, due 08/15/17-02/15/44)	14,295,100	0.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,805,629	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $3,805,669, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $3,889,435, due 04/15/18-01/15/29)	$3,805,629	0.1
		60,188,808	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
9,858,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $9,858,000)	9,858,000	0.3

	Total Short-Term Investments
	(Cost $205,380,075)	205,450,476	5.6

	Total Investments in Securities (Cost $3,809,002,726)	$3,913,902,664	106.8
	Liabilities in Excess of Other Assets	(250,036,224)	(6.8)
	Net Assets	$3,663,866,440	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $3,813,713,508.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$117,477,733
Gross Unrealized Depreciation	(17,288,577)

Net Unrealized Appreciation	$100,189,156

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$906,433,852	$–	$906,433,852
Collateralized Mortgage Obligations	–	40,637,622	–	40,637,622
Municipal Bonds	–	33,387,297	–	33,387,297
Short-Term Investments	9,858,000	195,592,476	–	205,450,476
U.S. Treasury Obligations	–	1,419,178,332	–	1,419,178,332
U.S. Government Agency Obligations	–	1,153,752,583	–	1,153,752,583
Asset-Backed Securities	–	22,030,585	–	22,030,585
Foreign Government Bonds	–	133,031,917	–	133,031,917
Total Investments, at fair value	$9,858,000	$3,904,044,664	$–	$3,913,902,664
Other Financial Instruments+
Futures	35,387	–	–	35,387
Total Assets	$9,893,387	$3,904,044,664	$–	$3,913,938,051
Liabilities Table
Other Financial Instruments+
Futures	$(59,642)	$–	$–	$(59,642)
Total Liabilities	$(59,642)	$–	$–	$(59,642)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2016, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	83	06/21/16	$10,822,422	$(59,642)
			$10,822,422	$(59,642)
Short Contracts
U.S. Treasury 2-Year Note	(151)	06/30/16	(33,031,250)	23,216
U.S. Treasury 5-Year Note	(66)	06/30/16	(7,996,828)	12,171
			$(41,028,078)	$35,387

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$35,387
Total Asset Derivatives		$35,387

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$59,642
Total Liability Derivatives		$59,642

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016